As filed with the Securities and Exchange Commission on April 26, 2024
Registration No.	333-233836
811-06032
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
Pre-Effective Amendment No. ____
Post-Effective Amendment No. 9
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 400

SEPARATE ACCOUNT VA B
(Exact Name of Registrant)
TRANSAMERICA LIFE INSURANCE COMPANY
(Name of Depositor)
6400 C Street SW
Cedar Rapids, IA 52499
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number: (319)355-8511
Brian Stallworth, Esquire
Transamerica Life Insurance Company
c/o Office of the General Counsel
6400 C Street SW
Cedar Rapids, IA 52499
It is proposed that this filing become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2024 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Transamerica B-Share Variable Annuity	Transamerica AxiomSM III Variable Annuity
Transamerica I-Share II Variable Annuity	Transamerica Principium IVSM Variable Annuity
Issued by
TRANSAMERICA LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA B
Rate Sheet Supplement Dated May 1, 2024
to the
Prospectus dated May 1, 2024
This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If You would like another copy of the current prospectus, please call us at (800) 525-6205.
All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.
We are issuing this Rate Sheet Prospectus Supplement to provide the rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages that we are currently offering for the Transamerica Income EdgeSM 1.2 rider as described in the prospectus.
The information listed below applies to applications signed on or after and rider election forms received on or after May 1, 2024.
The rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages set forth in the Rate Sheet Prospectus Supplement may not be superseded or changed until a new Rate Sheet Prospectus Supplement is filed at least 10 business days prior to the effective date of the new Rate Sheet Prospectus Supplement.
For riders issued as part of the new policy application process. In order to receive the rider terms below we must receive Your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.
For riders issued to existing policy Owners: In order to receive the terms listed below, Your rider election form must be signed and received in good order while this supplement is in effect. If Your rider election form is received in good order after this supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.
The rider fee and withdrawal percentages applicable to Your policy will not change for the life of Your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of Your prospectus. At the time of an automatic step-up the rider fee percentage may increase but will not exceed the maximum in effect when the rider was elected). The premium and rebalance allocation requirements, minimum benefit age and valuation frequency will not change for the life of Your policy.
RIDER FEE
Single	Joint
1.45%	1.55%
VALUATION FREQUENCY
Annually
MINIMUM BENEFIT AGE
59
This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.

REQUIRED ALLOCATIONS
	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	25%	25%	N/A	N/A
Select Investment Options	0%	75%	0%	100%
Flexible Investment Options	0%	75%	0%	100%
*
The stable account is excluded from rebalancing
SINGLE LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Single Life Option**	Rider Years 5-7 Withdrawal Percentage Single Life Option**	Rider Years 8+ Withdrawal Percentage Single Life Option**
0-58	0.00%	0.00%	0.00%
59-64	4.75%	5.75%	7.50%
65-69	5.75%	6.75%	8.50%
70-74	6.00%	7.00%	8.75%
75-79	6.50%	7.50%	9.25%
80-84	7.00%	8.00%	9.75%
85-89	8.00%	9.00%	10.75%
90-94	9.00%	10.00%	11.75%
95+	10.00%	11.00%	12.75%
JOINT LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Joint Life Option**	Rider Years 5-7 Withdrawal Percentage Joint Life Option**	Rider Years 8+ Withdrawal Percentage Joint Life Option**
0-58	0.00%	0.00%	0.00%
59-64	4.25%	5.25%	7.00%
65-69	5.25%	6.25%	8.00%
70-74	5.50%	6.50%	8.25%
75-79	6.00%	7.00%	8.75%
80-84	6.50%	7.50%	9.25%
85-89	7.50%	8.50%	10.25%
90-94	8.50%	9.50%	11.25%
95+	9.50%	10.50%	12.25%
**
The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.
Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica B-Share Variable Annuity	333-233836	Transamerica AxiomSM III Variable Annuity	333-233837
Transamerica I-Share II Variable Annuity	333-233839	Transamerica PrincipiumSM IV Variable Annuity	333-233838

This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.

Transamerica B-Share Variable Annuity	Transamerica AxiomSM III Variable Annuity
Transamerica I-Share II Variable Annuity	Transamerica Principium IVSM Variable Annuity
Issued by
TRANSAMERICA LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA B
Rate Sheet Supplement Dated May 1, 2024
to the
Prospectus dated May 1, 2024
This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If You would like another copy of the current prospectus, please call us at (800) 525-6205.
All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.
We are issuing this Rate Sheet Prospectus Supplement to provide the rider fee percentages, valuation frequency, minimum benefit age, protection level percentages, required allocations, and the withdrawal percentages that we are currently offering for the Transamerica Principal OptimizerSM rider as described in the prospectus.
The information listed below applies to applications signed on or after and rider election forms received on or after May 1, 2024.
The rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages set forth in the Rate Sheet Prospectus Supplement may not be superseded or changed until a new Rate Sheet Prospectus Supplement is filed at least 10 business days prior to the effective date of the new Rate Sheet Prospectus Supplement.
For riders issued as part of the new policy application process. In order to receive the rider terms below we must receive Your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.
For riders issued to existing policy Owners. In order to receive the terms listed below, Your rider election form must be signed and received in good order while this supplement is in effect. If Your rider election form is received in good order after this supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.
The rider fee, protection level and withdrawal percentages applicable to Your policy will not change for the life of Your policy (unless subject to an automatic step-up or an optional reset as described in the Automatic Step-Up and Optional Reset sections of Your prospectus. At the time of an automatic step-up or an optional reset the rider fee percentage may increase but will not exceed the maximum in effect when the rider was elected. At the time of an optional reset the protection level percentage may decrease but will never be less than the minimum protection level percentage in effect when the rider was elected.) The premium and rebalance allocation requirements, minimum benefit age and valuation frequency will not change for the life of Your policy.
RIDER FEE
Waiting Period	Single and Joint Life
10 Years	1.35%
7 Years	1.35%
This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.
1

VALUATION FREQUENCY
Annually
MINIMUM BENEFIT AGE
59
PROTECTION LEVEL PERCENTAGE
Waiting Period	Initial Protection Level Percentage	Minimum Protection Level Percentage
10 Years	110%	80%
7 Years	100%	80%
REQUIRED ALLOCATIONS
	Premium Allocation Requirement		Rebalance Allocation Requirement
10 and 7 Year Waiting Period	Minimum	Maximum	Minimum	Maximum
Stable Account*	25%	25%	N/A	N/A
Select Investment Options	0%	75%	0%	100%
Flexible Investment Options	0%	75%	0%	100%
*
The Stable account is excluded from rebalancing.
WITHDRAWAL PERCENTAGES
	10 and 7 Year Waiting Periods
Age	Single**	Joint**
0-58	0.00%	0.00%
59-64	3.75%	3.25%
65-80	5.00%	4.50%
81+	5.50%	5.00%
**
The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.
Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica B-Share Variable Annuity	333-233836	Transamerica AxiomSM III Variable Annuity	333-233837
Transamerica I-Share II Variable Annuity	333-233839	Transamerica PrincipiumSM IV Variable Annuity	333-233838
This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.
2

Transamerica B-Share Variable Annuity	Transamerica AxiomSM III Variable Annuity
Transamerica I-Share II Variable Annuity	Transamerica Principium IVSM Variable Annuity
Issued by
TRANSAMERICA LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA B
Rate Sheet Supplement Dated May 1, 2024
to the
Prospectus dated May 1, 2024
This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If You would like another copy of the current prospectus, please call us at (800) 525-6205.
All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.
We are issuing this Rate Sheet Prospectus Supplement to provide the rider fee percentage, growth percentage, growth duration, valuation frequency, minimum benefit age and withdrawal percentages that we are offering for the Retirement Income Choice® 1.7 rider as described in the prospectus.
The information listed below applies to applications signed on or after and rider election forms received on or after May 1, 2024.
The rider fee percentages, growth percentage, growth duration, valuation frequency, minimum benefit age and withdrawal percentages set forth in the Rate Sheet Prospectus Supplement may not be superseded or changed until a new Rate Sheet Prospectus Supplement is filed at least 10 business days prior to the effective date of the new Rate Sheet Prospectus Supplement.
For riders issued as part of the new policy application process. In order to receive the rider terms below we must receive Your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.
For riders issued to existing policy Owners: In order to receive the terms listed below, Your rider election form must be signed and received in good order while this supplement is in effect. If Your rider election form is received in good order after this supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.
The rider fee and withdrawal percentages applicable to Your policy will not change for the life of Your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of Your prospectus). At the time of an automatic step-up the rider fee percentage may change. (The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider). The growth duration and percentage, minimum benefit age and valuation frequency will not change for the life of Your policy.
RIDER FEES
Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.85%	1.95%
Base Benefit Designated Allocation Group B	1.40%	1.50%
Base Benefit Designated Allocation Group C	0.95%	1.05%
Death Benefit	0.40%	0.35%
Income Enhancement	0.30%	0.50%
This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.
1

GROWTH PERCENTAGE
5.00%
GROWTH DURATIION
10 Years
VALUATION FREQUENCY
Annually
MINIMUM BENEFIT AGE
59
WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	3.50%	3.00%
65-80	4.75%	4.25%
˃ 81	5.25%	4.75%
*
The withdrawal percentage is determined by annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.
Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica B-Share Variable Annuity	333-233836	Transamerica AxiomSM III Variable Annuity	333-233837
Transamerica I-Share II Variable Annuity	333-233839	Transamerica PrincipiumSM IV Variable Annuity	333-233838
This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.
2

Transamerica B-Share Variable Annuity	Transamerica AxiomSM III Variable Annuity
Transamerica I-Share II Variable Annuity	Transamerica Principium IVSM Variable Annuity
Issued by
TRANSAMERICA LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA B
Rate Sheet Supplement Dated May 1, 2024
to the
Prospectus dated May 1, 2024
This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If You would like another copy of the current prospectus, please call us at (800) 525-6205.
All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.
We are issuing this supplement to provide the rider fee percentages, growth percentage, growth duration, valuation frequency, minimum benefit age and withdrawal percentages that we are offering for the Retirement Income Max® 1.2 rider as described in the prospectus.
The information listed below applies to applications signed on or after and rider election forms received on or after May 1, 2024.
The rider fee percentages, growth percentage, growth duration, valuation frequency, minimum benefit age and withdrawal percentages set forth in the Rate Sheet Prospectus Supplement may not be superseded or changed until a new Rate Sheet Prospectus Supplement is filed at least 10 business days prior to the effective date of the new Rate Sheet Prospectus Supplement.
For riders issued as part of the new policy application process. In order to receive the rider terms below we must receive Your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.
For riders issued to existing policy Owners: In order to receive the terms listed below, Your rider election form must be signed and received in good order while this supplement is in effect. If Your rider election form is received in good order after this supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.
The rider fee and withdrawal percentages applicable to Your policy will not change for the life of Your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of Your prospectus). At the time of an automatic step-up the rider fee percentage may change. (The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider). The growth duration and percentage, minimum benefit age and valuation frequency will not change for the life of Your policy.
RIDER FEE
Single	Joint
1.50%	1.60%
GROWTH PERCENTAGE
5.00%
GROWTH DURATIION
10 Years
This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.
1

VALUATION FREQUENCY
Annually
MINIMUM BENEFIT AGE
59
WITHDRAWAL PERCENTAGE
Age at time of first withdrawal	Withdrawal Percentage Single Life Option*	Withdrawal Percentage Joint Life Option*
0-58	0.00%	0.00%
59-64	3.75%	3.25%
65-80	5.00%	4.50%
˃ 81	5.50%	5.00%
* The withdrawal percentage is determined by annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.
Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica B-Share Variable Annuity	333-233836	Transamerica AxiomSM III Variable Annuity	333-233837
Transamerica I-Share II Variable Annuity	333-233839	Transamerica PrincipiumSM IV Variable Annuity	333-233838
This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.
2

TRANSAMERICA B-SHARE VARIABLE ANNUITY
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) Administrative Office 6400 C Street SW Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) Administrative Office 6400 C Street SW Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This prospectus describes information You should know before You purchase a Transamerica B-Share Variable Annuity(“B-Share”). The prospectus describes a contract between each Owner and joint Owner (“You”) and Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company (“us,” “we,” “our” or “Company”). This is an individual, deferred, flexible premium variable annuity. This variable annuity allows You to allocate Your premium payments among the Fixed Account (if available) and the Subaccounts that invest in underlying fund portfolios.
This prospectus and the underlying fund prospectuses give You important information about the policies and the underlying fund portfolios. When delivered in connection with the sale of a new B-Share Variable Annuity Policy, this prospectus must be accompanied by the applicable Rate Sheet Prospectus Supplements that specify the current rider fee, growth rate percentage (if applicable), valuation frequency, minimum benefit age, withdrawal percentage, protection level percentage (if applicable), and required allocations (if applicable). Please read them carefully before You invest and keep them for future reference. The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long-term investment time horizon and is not appropriate for people who intend to engage in market timing or other frequent (disruptive) trading. You will get no additional tax advantage from this variable annuity if You are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice.
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to Your Policy nor are we acting in any capacity on behalf of any tax-advantaged retirement plan. This information does not constitute personalized investment advice or financial planning advice.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If You are a new investor in the Policy, You may return Your Policy within a prescribed period, which is generally 10 days after You receive it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, You will receive either a full refund of the amount You paid with Your application or Your total Policy Value. You should review this prospectus, or consult with Your investment professional, for additional information about the specific cancellation terms that apply.
Prospectus Date: May 1, 2024
Statement of Additional Information Date: May 1, 2024

ii

TABLE OF CONTENTS continued
iii

glossary of terms
Accumulation Unit- An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date. For more information on unit values, including how they are calculated after the Annuity Commencement Date, please see the Statement of Additional Information.
Adjusted Policy Value- The Policy Value increased or decreased by any Excess Interest Adjustment.
Administrative Office- Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 6400 C Street SW, Cedar Rapids, IA 52499, (800)525-6205.
Annuitant- The person on whose life any annuity payments involving life contingencies will be based.
Annuitize (Annuitization)- When You switch from the accumulation phase to the income phase and we begin to make annuity payments to You (or Your payee).
Annuity Commencement Date- The date upon which annuity payments are to commence. This date may not be later than the last day of the Policy month following the month in which the Annuitant attains age 99 (earlier if required by state law).
Annuity Payment Option- A method of receiving a stream of annuity payments selected by the Owner.
Assumed Investment Return or AIR- The annual effective rate shown in Your Policy that is used in the calculation of each variable annuity payment.
Business Day- A day when the New York Stock Exchange is open for regular trading. Business Day may be referred to as Market Day in Your Policy.
Cash Value- The Adjusted Policy Value less any applicable surrender charge.
Code- The Internal Revenue Code of 1986, as amended.
Death Proceeds- The amount payable upon death.
Excess Interest Adjustment- A positive or negative adjustment to amounts paid out or transferred from the Fixed Account Guaranteed Period Options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the Guaranteed Period Option. The Excess Interest Adjustment can either decrease or increase the amount to be received by the Owner upon withdrawals, surrenders, or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The Excess Interest Adjustment will not decrease the interest credited to Your Policy below the guaranteed minimum. The Excess Interest Adjustment does not apply to policies issued in New York by Transamerica Financial Life Insurance Company.
Fixed Account- One or more Investment Options under the Policy that are part of our general assets and are not in the Separate Account.
Fund Facilitation Fee- A fee we charge in order to make certain Portfolio Companies available as Investment Options under the Policy. This may also be referred to as a Platform Charge.
Guaranteed Lifetime Withdrawal Benefit- Any optional benefit under the Policy that provides a guaranteed minimum withdrawal benefit, including the Transamerica Principal OptimizerSM rider, the Retirement Income Max® 1.2 rider, the Retirement Income Choice® 1.7 rider and the Transamerica Income EdgeSM 1.2 rider.
Guaranteed Minimum Accumulation Benefit- A benefit under the optional Transamerica Principal OptimizerSM (TPO) rider that provides a guaranteed future value.
Guaranteed Period Options- The various guaranteed interest rate periods of the Fixed Account which we may offer and into which premium payments may be paid or amounts transferred when available.
Investment Option(s) - The Subaccounts and the Fixed Account.
Investment Restrictions - The requirement of the Owners to invest in certain underlying fund portfolios, as required by certain optional riders.
Nursing Care - Skilled or intermediate care performed by a nurse.
Owner (You, Your)- The person who may exercise all rights and privileges under the Policy.

Physician- A doctor of medicine or osteopathy as set forth in Section 186 (r)(1) of the Social Security Act, as amended, who is legally authorized to practice medicine and surgery within the United States by the jurisdiction in which he or she performs such function or action.
Policy- The Transamerica B-Share Variable Annuity, an individual deferred, flexible premium variable annuity. Also referred to as the contract.
Policy Date- The date shown on the Policy data page attached to the Policy and the date on which the Policy becomes effective.
Policy Value- On or before the Annuity Commencement Date, the Policy Value is equal to the Owner's:
•
premium payments; minus
•
gross withdrawals (withdrawals plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus or minus any Excess Interest Adjustment plus taxes (on the withdrawal)); plus
•
interest credited in the Fixed Account; plus
•
accumulated gains in the Separate Account; minus
•
accumulated losses in the Separate Account; minus
•
service charges, rider fees, premium taxes, transfer fees, and other charges (including those imposed upon termination), if any.
Policy Year- A Policy Year begins on the Policy Date and on each anniversary thereafter.
Portfolio Company(ies)- The investment company(ies) made available as Investment Options under the Policy. Also referred to as underlying fund portfolios.
Separate Account- Separate Account VA B and Separate Account VA BNY, Separate Accounts established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value- The portion of the Policy Value that is invested in the Separate Account.
Stable Account- A Fixed Account option, only available if You elect the Transamerica Income EdgeSM 1.2 rider or the Transamerica Principal OptimizerSM rider, to which You must allocate a portion of Your premium payments and Policy Value. Assets in the Stable Account are not subject to Separate Account Annual Expenses as set forth under ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES.
Static Allocation- An Investment Option that invests different percentages of the Policy Value in some or all of the Subaccounts available within the Policy.
Subaccount- A subdivision within the Separate Account, the assets of which are invested in a specified underlying fund portfolio.
Surrender Charge Free Amount- The amount that can be withdrawn each Policy Year without incurring any Surrender Charges. Please see EXPENSES – Surrender Charges for more explanation.
Valuation Period- The period of time from one determination of Accumulation Unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each Business Day.
Written Notice- Written Notice, signed by the Owner, that gives us the information we require and is received in good order at the Administrative Office. For some transactions, we may accept an electronic notice or telephone instructions. Such electronic notice must meet the requirements for good order that we establish for such notices.

important INFORMATION you should consider about the policy
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawal
If You withdraw money during a specified number of Policy Years following each premium payment, You may be assessed a surrender charge.
The surrender charge is assessed for 7 years with a maximum of 8% under the B-Share. The fee is assessed for 4 years with a maximum of 8% under the B-Share with Liquidity Rider.
For example, if You make an early withdrawal, You could pay a surrender charge on a $100,000 investment of up to $8,000 for the B-Share or
B-Share with Liquidity Rider.
Annuity Policy Fee Tables and Expense Examples Transaction Expenses - Surrender Charge Access to Your Money Surrenders and Withdrawals
Transaction Charges
In addition to surrender charges, You also may be assessed a transfer fee and special services fee.
Transfer Fee. We reserve the right to charge for transfers among Investment
Options after the first 12 transfers per Policy Year. For each such additional transfer, we may impose a transfer fee of $10. Currently, we do not charge a transfer fee, but reserve the right to do so.
Special Service Fee. We reserve the right to deduct a charge for special services, including overnight delivery, duplicate policies, handling insufficient checks on new business, duplicate Form 1099 and Form 5498 tax forms, check copies, printing and mailing previously submitted forms, and asset verification requests from mortgage companies.
Annuity Policy Fee Tables and Expense Examples Expenses - Transaction Expenses

FEES AND EXPENSES	Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Policy specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Annuity Policy Fee Tables and Expense Examples Base Contract Expenses Appendix - Portfolio Companies Available Under the Policy
	Annual Fee	Minimum	Maximum
	Base Policy[1]	1.15%	3.15%
	Portfolio Company (fund fees and expenses)[2]	0.54%	2.05%
	Optional Benefit Expenses (if elected)	0.15%[1]	2.50%[3]
	1 As a percentage of average Separate Account Value.
	2 As a percentage of Portfolio Company assets.
	3 As a percentage of the Rider Fee Basis or Withdrawal Base.
Because Your Policy is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Policy, the following table shows the lowest and highest cost You could pay each year based on current charges. This estimate assumes that You do not take withdrawals from the Policy, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost $1,733	Highest Annual Cost $7,366
	Assumes:	Assumes:
	•Investment of $100,000 •5% annual appreciation •Least expensive Portfolio Company fees and expenses •No optional benefits •No sales charges •No additional purchase payments, transfers, or withdrawals
•Investment of $100,000
•5% annual appreciation
•Most expensive combination
of optional benefits and
Portfolio Company fees and
expenses
•No sales charges
•No additional purchase
payments, transfers, or
withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment
This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for several years under the Policy, depending on the Share Class. Surrender charges will reduce the value of Your Policy if You withdraw money during that time.
The benefits of tax deferral and living benefit protection also means the
Policy is more beneficial to investors with a long-term time horizon.
Principal Risks of Investing in the Policy Transaction Expenses - Surrender Charges Tax Information

RISKS	Location in Prospectus
Risks Associated with Investment Options
•An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Investment Options available under the Policy.
•Each Investment Option, including the Fixed Account, has its own unique risks.
•You should review the prospectuses for the available Portfolio
Companies before making an investment decision.
Principal Risks of Investing in the Policy Investment Options Appendix - Portfolio Companies Available Under the Policy
Insurance Company Risks
Any obligations (including under the Fixed Account), guarantees, and benefits under the Policy are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to You. More information about Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting transamerica.com or by calling toll-free (800)525-6205.
Principal Risks of Investing in the Policy Information About Us Financial Condition
	RESTRICTIONS	Location in Prospectus
Investments
•We reserve the right to impose a charge for transfers in excess of 12 transfers per Policy Year.
•We reserve the right to limit transfers in circumstances of large or frequent transfers.
•The Fixed Account option may not be available for investment depending on when You applied for Your Policy and when it was issued.
•We reserve the right to remove or substitute the Portfolio Companies that are available as Investment Options under the Policy.
Expenses - Transaction Expenses Investment Option - Transfers Market Timing and Disruptive Trading
Optional Benefits
•Certain optional benefits limit or restrict the Investment Options that
You may select under the Policy. We reserve the right to change these restrictions in the future.
•Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
•We reserve the right to stop offering an optional benefit at any time for new sales, which includes sales to the Owners who may want to purchase the benefit after they purchase the Policy.
•In some cases, a benefit may not be available through all financial intermediaries or all states. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
Investment Restrictions Benefits Available Under the Policy Guaranteed Lifetime Withdrawal Benefit Riders

	TAXES	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.
•If You purchase the Policy as an individual retirement account or through a tax qualified plan, You do not get any additional tax benefit.
•You will generally not be taxed on increases in the value of Your Policy until they are withdrawn. Earnings on Your Policy are taxed at ordinary income tax rates when withdrawn, and You may have to pay a penalty if
You take a withdrawal before age 59½.
Tax Information
	CONFLICT OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Policy to You, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. Our affiliate, Transamerica
Capital, Inc. (“TCI”) is the principal underwriter and may share the revenue we earn on this Policy with Your investment professional’s firm. In addition, we may pay all or a portion of the cost of affiliates’ operating and other expenses. This conflict of interest may influence Your investment professional to recommend this Policy over another investment for which the investment professional is not compensated or compensated less.
Distribution of the Policies
Exchanges
If You already own an insurance Policy, some investment professionals may have a financial incentive to offer You a new Policy in place of the one You own. You should only exchange a Policy You already own if You determine, after comparing the features, fees, and risks of both policies, that it is better for You to purchase the new Policy rather than continue to own Your existing Policy.
Exchanges and/or Reinstatements

Overview of the policy
Purpose
The Transamerica B-Share Variable Annuity is a variable annuity Policy. You can use the Policy to accumulate assets for retirement or other long-term financial planning purposes. The amount of money You are able to accumulate in Your Policy depends upon the performance of Your Investment Options. The Policy also offers a death benefit to protect Your designated beneficiaries.
This Policy may not be appropriate for people who do not have a long-term investment time horizon and is not appropriate for people who intend to engage in market timing or other frequent (disruptive) trading.
Who the Policy is Appropriate For
The Policy is designed for investors who intend to accumulate assets for retirement or other long-term financial planning best suited for those with a long-term investment horizon. Although You have the ability to make partial withdrawals and/or surrender the Policy at any time during the accumulation phase, the Policy should not be viewed as a highly liquid investment. In that regard, withdrawals taken in the near term can result in Your being assessed a surrender charge, which can be a significant amount. In addition, if You participate in certain optional benefits, withdrawals can markedly reduce the benefit’s value. Finally, failure to hold the Policy for the long-term would mean that You lose the opportunity for the performance of Your chosen Investment Options to grow on a tax-deferred basis. Thus, the Policy’s features are appropriate for an investor who does not have significant liquidity needs with respect to money dedicated to the Policy, has a long-term investment horizon, and has purchased the Policy for retirement purposes or other long-term financial planning purposes.
Share Classes
Two different Share Classes are sold under the Policy - B-Share and B-Share with Liquidity Rider. The B-Share features a seven-year surrender charge period and base Separate Account annual expenses of 1.15%. The B-Share with Liquidity Rider features a four-year surrender charge period and base Separate Account annual expense of 1.65% for the first four-years and 1.15% thereafter.
Phases of the Policy
The Policy has two phases: (1) an accumulation (or savings) phase and (2) and annuity (or income) phase.
Accumulation Phase. To help You accumulate assets during the accumulation phase, You can invest Your Premium payments and Policy Value in:
•
Underlying fund portfolios available under the Policy, each of which has its own investment strategies and risks; investment adviser(s); expense ratio; and performance history; and
•
The Fixed Account option, which offers a guaranteed interest rate during a selected period.
A list of Portfolio Companies in which You can invest is provided in an Appendix to this Prospectus. See Appendix - Portfolio Companies Available Under the Policy.
Annuity Phase. You can elect to Annuitize Your Policy and turn Your Policy Value into a stream of income payments called annuity payments. When You Annuitize Your Policy, the accumulation phase ends, and You will no longer be able to withdraw money from Your Policy. Any guaranteed benefits You elected will terminate without value.
You can choose from among several Annuity Payment Options, including those guaranteeing payments for life and/or for a fixed time period. If You choose income for a specified period, life income with 10 years certain, life income with guaranteed return of Policy proceeds, or income of a specified amount, and the person receiving annuity payments dies prior to the end of the guaranteed period, then the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
Primary Features and Options of the Policy
Type of Policy. Transamerica B-Share Variable Annuity Policy is a flexible premium deferred variable annuity Policy. It is a “deferred” annuity because You defer taking annuity payments during the accumulation phase. It is a “flexible premium” annuity because You are generally not required to make any premium payments in addition to the initial minimum premium payment. The Policy is “variable” because its value can go up or down based on the performance of the Investment Options You choose. The Policy is available as a non-qualified or qualified Policy. The tax treatment of Your Policy may impact the benefits, as well as fees and charges under Your Policy.

Accessing Your Money. Before You Annuitize, You can withdraw money from Your Policy at any time. If You take a withdrawal, You may be subject to a negative Excess Interest Adjustment and/or have to pay a surrender charge and/or income taxes, including a tax penalty if You are younger than age 59½.
Tax Treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) receiving a payment from us; or (3) payment of a death benefit.
Death Benefits. The Policy includes, at no additional cost, a default death benefit that will pay Your designated beneficiaries at least the Policy Value. You can purchase a guaranteed minimum death benefit for an additional fee, which may increase the amount of money payable to Your designated beneficiaries upon Your death.
Optional Living Benefits. For an additional fee, You can purchase one of several Guaranteed Lifetime Withdrawal Benefits, which are designed to provide a guaranteed level of withdrawals from Your Policy, regardless of investment performance.
Optional Liquidity Rider. For an additional fee, You can reduce the number of years that each premium payment is subject to surrender charges from seven years to four years.
Additional Services. At no additional charge, You may select the following additional services:
•
Dollar-Cost Averaging. This service allows You to automatically transfer amounts between certain Investment Options on a monthly basis.
•
Asset Rebalancing. This service automatically reallocates Your Policy Value among Your Investment Options on a periodic basis to maintain Your standing allocation instructions.
•
Systematic Payout Options. This service allows You to receive regular automatic withdrawals from Your Policy either on a monthly, quarterly, semi-annual and annual basis.
•
Telephone and Electronic Transactions. This service allows You to make certain transactions by telephone or other electronic means with the appropriate authorization from You.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES
The following table describes the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to Your Policy specification page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Policy, surrender or make withdrawals from the Policy, or transfer Cash Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses:
Share Classes	B-Share	B-Share with Liquidity Rider
Sales Load Imposed On Purchase Payments	0%	0%
Contingent Deferred Surrender Charges (as a percentage of premium surrendered or withdrawn)(1)
Number of Years Since Premium Payment Date
Year 1	8%	8%
Year 2	8%	8%
Year 3	7%	7%
Year 4	6%	6%
Year 5	5%	0%
Year 6	4%	0%
Year 7	3%	0%
Year 8 or more	0%	0%
Transfer Fee(2)	$10	$10
Special Service Fee(3)	$50*	$50*
The next table describes the fees and expenses that You will pay each year during the time that You own the Policy, not including underlying fund portfolio fees and expenses.
Annual Contract Expenses:
Share Class	B-Share
Annual Service Charge(4)	$50
Base Contract Expenses (as a percentage, of average Separate Account Value)(5):	1.15%
Fund Facilitation Fee (as a percentage, annually, of the net asset value of Subaccount)	0.60%
Optional Benefit Expenses:
Return of Premium Death Benefit (as a percentage, annually, of average Separate Account Value)	0.15%
Annual Step-Up Death Benefit (as a percentage, annually, of average Separate Account Value)	0.35%
Liquidity Rider (as a percentage, annually, of average Separate Account Value)	0.50%
Optional Death Benefit Riders – No Longer Available
Additional Death DistributionSM (annual charge based on Policy Value)	0.25%
Additional Death Distribution+SM (annual charge based on Policy Value)	0.55%
Maximum Fee:
Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders(6):
Transamerica Principal OptimizerSM rider (annual charge - % of the Rider Fee Basis)*	2.50%
Transamerica Income EdgeSM 1.2 rider (annual charge - % of Withdrawal Base)*	2.50%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available(7)
Retirement Income Max® 1.2 rider (annual charge - % of Withdrawal Base)*	2.50%
Retirement Income Choice® 1.7 rider (annual charge - % of Withdrawal Base)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with Retirement Income Choice® 1.7 rider:
Death Benefit - (Single Life Option) (annual charge - % of Withdrawal Base)*	0.55%
Death Benefit - (Joint Life Option) (annual charge - % of Withdrawal Base)*	0.50%
Income EnhancementSM - (Single Life Option - Not available in NY) (annual charge - % of Withdrawal Base)*	0.45%
Income EnhancementSM - (Joint Life Option - Not available in NY) (annual charge - % of Withdrawal Base)*	0.65%
*The current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up or optional reset. See Automatic Step-Up or Optional Reset discussion for each applicable optional benefit. Your rider fee percentage will not exceed the maximum fee percentage shown in this table. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at SEC.gov (File Numbers 333-233836 for TLIC and 333-233840 for TFLIC).
Notes to Fee Table
Transaction Expenses:
1) Maximum Surrender Charge:
The surrender charge, if any is imposed, applies to each premium payment, regardless of how Policy Value is allocated among the Investment Options. The surrender charge decreases based on the number of years since that premium payment was made.
2) Transfer Fee:
The transfer fee, if any is imposed, applies to each Policy, regardless of how Policy Value is allocated among the Investment Options. There is no fee for the first 12 transfers per Policy Year. For additional transfers, we may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Service Fee:
We currently deduct a charge for overnight delivery and duplicate policies. We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown above.
4) Annual Service Charge:
The annual service charge is assessed on each Policy anniversary and at the time of surrender. The charge (up to $50) is waived if Your Policy Value or the sum of Your premiums less all withdrawals, is at least $100,000. The current annual service charge is the lesser of $35 per Policy Year or 2% of the Policy Value.
Charge Type	Amount
Current Annual Service Charge	$35
Maximum Annual Service Charge	$50

Annual Contract Expenses:
5) Base Contract Expenses:
Mortality and Expense Risk and Administrative Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk and administrative fee will be equal to the Base Contract Expense Fee as listed, plus any Optional Benefit Expenses selected with the exception of the Liquidity Rider.
Fund Facilitation Fee: Any Fund Facilitation Fee is a Separate Account expense in addition to the mortality and expense risk and administrative fees. This daily fee is applied only to Policy Value in the Subaccounts invested in the following Portfolio Companies:
Portfolio Companies	Annualized Fee %
DFA VA Global Bond Portfolio - Institutional Class Vanguard® VIF Balanced Portfolio Vanguard® VIF Conservative Allocation Portfolio Vanguard® VIF Mid-Cap Index Portfolio Vanguard® VIF Moderate Allocation Portfolio	0.60%
Fidelity® VIP Consumer Staples - Initial Class Fidelity® VIP Technology Portfolio - Initial Class Fidelity® VIP Utilities Portfolio - Initial Class	0.50%
Fidelity® VIP Balanced Portfolio - Service Class 2 Fidelity® VIP Energy Portfolio - Service Class 2 Fidelity® VIP Health Care Portfolio - Service Class 2	0.30%
AB Balanced Hedged Allocation Portfolio - Class B American Funds - Asset Allocation FundSM Class 4 State Street Total Return V.I.S. Fund - Class 3	0.20%
American Funds - New World Fund® - Class 4 TA MSCI EAFE Index - Service Class TA S&P 500 Index - Service Class	0.15%
American Funds - Growth FundSM - Class 4 American Funds - Growth-Income FundSM - Class 4 American Funds - International FundSM - Class 4	0.13%
American Funds - The Bond Fund of AmericaSM - Class 4	0.11%
We charge a Fund Facilitation Fee in order to make certain Portfolio Companies available as investment choices under the policies. We apply the fee to Portfolio Companies that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of Portfolio Companies that we specify, up to a maximum fee of 0.60%.
Optional Benefit Separate Account Expenses: Any optional benefit separate account expense is in addition to the mortality and expense risk and administrative fees.
Liquidity Rider: The Liquidity Rider fee is a Separate Account expense in addition to the mortality and expense risk and administrative fees. The fee is only charged for the first four Policy Years.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base Separate Account expenses, the Annual Step-Up Death Benefit fee, Fund Facilitation fee, and Liquidity Rider, but does not include any other Optional Rider Charges. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the Policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Transamerica Principal OptimizerSM Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base is also used in the calculation of the rider fee. We use the greater of the withdrawal base and the guaranteed future value to calculate the rider fee. The withdrawal base on the rider date is the Policy Value.

Please note: For policies issued in the state of New York, Please see Other Information – State Variations section for rider availability.
Transamerica Income EdgeSM 1.2 - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base is also used in the calculation of the rider fee.
7) Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available:
Retirement Income Max® 1.2 Rider and Retirement Income Choice® 1.7 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base is also used in the calculation of the rider fee.
The fee table information relating to the underlying fund portfolios was provided to us by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Annual Portfolio Company Expenses:
The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time You own the Policy. A complete list of the Portfolios available under the Policy, including their annual expenses may be found under Appendix: Portfolio Companies Available Under the Policy.
Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service 12b-1 fees, Fund Facilitation Fee if applicable and other expenses	0.54%	2.05%
Expenses that are deducted from Portfolio Company assets, including management fees, 12b-1 fees, Fund Facilitation Fee if applicable and other expenses, after any waivers or expense reimbursements	0.54%	1.15%
Expense Examples(1):
The following Examples are intended to help You compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include transaction expenses, annual Policy expenses, and annual Portfolio Company operating expenses.
The Examples assume that You invest $100,000 in the Policy for the time periods indicated. The Examples also assume that Your Policy has a 5% return each year and assumes the most expensive combination of annual Portfolio Company expenses and optional benefits available for an additional charge. This includes the maximum Portfolio Company expenses (including Fund Facilitation Fee, if applicable), Annual Step-Up Death Benefit, Additional Death Distribution+SM rider and Retirement Income Choice® 1.7 rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
If the Policy is surrendered at the end of the applicable time period:
	B-Share	B-Share w/Liquidity Rider
1 Year	$14,913	$15,394
3 Years	$29,622	$30,956
5 Years	$43,620	$40,742
10 Years	$78,973	$80,188
If the Policy is Annuitized at the end of the applicable time period or if You do not surrender Your Policy:
	B-Share	B-Share w/Liquidity Rider
1 Year	$7,713	$8,194
3 Years	$23,322	$24,656
5 Years	$39,120	$40,742

	B-Share	B-Share w/Liquidity Rider
10 Years	$78,973	$80,188
(1)Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, Your rate of return may be more or less than the 5% assumed in the Examples. The Examples don't reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Examples may be assessed during the income phase of the Policy.

Principal Risks of Investing in the Policy
There are risks associated with investing in the Policy. You can lose money in a variable annuity, including potential loss of Your original investment. The value of Your investment and any returns will depend primarily on the performance of the underlying fund portfolios You select. Each underlying fund portfolio may have its own unique risks.
Variable annuities are not a short-term investment vehicle. The surrender charge applies for a number of years, so that the Policy should only be purchased for the long-term. Under some circumstances, You may receive less than the sum of Your premium payments. In addition, full or partial withdrawals will be subject to income tax and may be subject to a 10% Internal Revenue Service (“IRS”) penalty if taken before age 59½. Accordingly, You should carefully consider Your income and liquidity needs before purchasing a Policy. Additional information about these risks appears in the Tax Information section of this prospectus.
Risks Of An Increase In Current Fees And Expenses. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.
Investment Risk. You bear the risk of any decline in the Policy Value caused by the performance of the underlying fund portfolios held by the Subaccounts. Those funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying fund. This risk could have a significant negative impact on the value of certain optional benefits offered under the Policy. The investment risks are described in the prospectuses for the underlying funds.
Investment Restrictions – Opportunity Risks. Generally, the living benefit riders offered under the Policy restrict Your choice of available underlying fund portfolios. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the riders from our own assets. These restrictions could result in an opportunity cost – in the form of underlying fund portfolios that You did not invest in that ultimately generated superior investment performance. Thus, You should consider these underlying fund portfolio restrictions when deciding whether to elect an optional benefit that features such restrictions.
Risk Associated With Election of Optional Benefits. Several of the optional benefits include a host of requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If You fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that You will pay fees for the optional benefit without fully realizing the guarantees available under the optional benefit. For example, such would be the case if You were to hold a Guaranteed Lifetime Withdrawal Benefit for many years yet die sooner than anticipated, without having taken a significant number of lifetime withdrawals.
Risks of Managing General Account Assets. The general account assets of the Company are used to support the payment of guaranteed benefits under the Policy. To the extent that the Company is required to pay amounts in addition to the Policy Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.
Insurance Company Insolvency. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we promise.
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Policy, and prior to age 59½ a tax penalty may apply. In addition, even if the Policy is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains.
Cybersecurity and Certain Business Continuity Risks
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

For additional detail regarding cybersecurity and related risks, please reference the Cyber Security section in the Statement of Additional Information.
Business Continuity
Our business operations may be adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID-19 pandemic has caused significant uncertainty and disruption to governments, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity plans do not include effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.
Transamerica life insurance company, transamerica financial life insurance company, The separate account, and portfolio companies
Information About Us
Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, located at 6400 C Street SW, Cedar Rapids, Iowa 52499, is the insurance company issuing the Policy.
We are engaged in the sale of life insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands and all states except New York. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 as Zurich Life Insurance Company and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon Ltd., the securities of which are publicly traded. Aegon Ltd., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, and payment of any amounts held in the Fixed Account are general corporate obligations of ours and subject to our claims paying ability. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition of the Company
We pay benefits under Your Policy from our general account assets and/or from Your Policy Value held in the Separate Account. It is important that You understand that benefit payments are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for Your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. For more information see The Separate Account below.
Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the Fixed Account, which are supported by the assets in our general account. Any guarantees under a Policy that exceed Policy Value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the policies supported by it. For more information see The Fixed Account.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

As an insurance company, we are required by state insurance regulation to hold a specified amount of general account reserves in order to meet all the contractual obligations to our Owners. We monitor our reserves so that we hold sufficient amounts to cover actual or expected Policy and claims payments. In addition, we monitor our reserves so that we hold sufficient amounts to cover actual or expected Policy and claims payments. In addition we hedge our investments in our general account, and may require purchasers of certain benefits of the variable insurance products that we offer to allocation premium payments and Policy Value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy Owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the Separate Account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at SEC.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our Owners, are available on our website https://www.transamerica.com/why-transamerica/financial-strength, and the websites of these nationally recognized statistical ratings organizations – https://www.ambest.com/home/default.aspx, https://www.moodys.com/, and https://www.spglobal.com/ratings/en/.
The Separate Account
Each Separate Account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios. Each Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the Separate Account or us. Income, gains and losses (whether or not realized), from assets allocated to the Separate Account are, in accordance with the policies, credited to or charged against the Separate Account without regard to our other income, gains or losses.
The assets of each Separate Account are held in our name on behalf of the Separate Account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The Separate Account may include other Subaccounts that are not available under these policies. We do not guarantee the investment results of the Separate Account.
The Underlying Fund Portfolios
At the time You purchase Your Policy, You may allocate Your premium payment to Subaccounts. These are subdivisions of our Separate Account, an account that keeps Your Policy assets separate from our company assets. The Subaccounts then purchase shares of underlying fund portfolios set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that You buy through Your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other mutual funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce Your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see Appendix - Portfolio Companies Available Under the Policy for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including Investment Options, and have fees and charges, that are different from those in the Policy offered by this prospectus. Not every Policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue Age, or other criteria established by the financial intermediary. Upon request, Your financial professional can show You information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.

You should work with Your financial professional to decide whether this Policy is appropriate for You based on a thorough analysis of Your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the Separate Account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the Annuity Commencement Date, You hold the voting interest in the selected portfolios. The number of votes that You have the right to instruct will be calculated separately for each Subaccount. The number of votes that You have the right to instruct for a particular Subaccount will be determined by dividing Your Policy Value in the Subaccount by the net asset value per share of the corresponding portfolio in which the Subaccount invests. Fractional shares will be counted.
After the Annuity Commencement Date, You have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the Policy decrease. The person's number of votes will be determined by dividing the reserve for the Policy allocated to the applicable Subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that You have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending You, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which You, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same Subaccount. Accordingly, it is possible for a small number of Owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large Policy Values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so. Shares owned by the insurance company and its affiliates will also be proportionately voted.
Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
THE ANNUITY policy
This prospectus describes information You should know before You purchase the Transamerica B-Share Variable Annuity.
An annuity is a contract between You (the Owner) and an insurance company (in this case us), where the insurance company promises to pay You an income in the form of annuity payments. These payments begin on a designated date, referred to as the Annuity Commencement Date. Until the Annuity Commencement Date, Your annuity is in the accumulation phase and the earnings (if any) are generally tax deferred. Tax deferral means You are not taxed until You take money out of Your annuity. After You Annuitize, Your annuity switches to the income phase.
The Policy is a “deferred” annuity. You can use the Policy to accumulate assets for retirement or other long-term financial planning purposes. Your individual investment and Your rights are determined primarily by Your own Policy.
The Policy is a “flexible premium” annuity because after You purchase it, You can generally make additional premium payments of at least $50 (but not more than the stated maximum total premium payment amount) until the Annuity Commencement Date. You are not required to make any additional premium payments.
The Policy is a “variable” annuity because the value of Your Policy can go up or down based on the performance of Your Subaccounts. If You invest in the Separate Account, the amount of money You are able to accumulate in Your Policy during the accumulation phase depends upon the performance of Your Subaccounts. You could lose the amount You allocate to the Separate Account. The amount of annuity payments You receive from the Separate Account during the income phase also depends upon the investment performance of Your Subaccounts.
We do not guarantee that the Fixed Account will always be available. If the Fixed Account is offered it will offer interest at a rate(s) that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that we may offer and that You select.

Do not purchase this Policy if You plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your Policy is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this Policy, You represent and warrant that You are not using the Policy, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
We will not issue a Policy unless:
•
we receive in good order (See Sending Forms and Transaction Requests in Good Order) all information needed to issue the Policy;
•
we receive in good order (at our Administrative Office) a minimum initial premium (including anticipated premiums from 1035 exchanges on nonqualified policies and transfers or rollovers on qualified policies as indicated on Your application or electronic order form) payment;
•
the Annuitant, Owner, and any joint Owner are age 90 or younger (the limit may be lower for qualified policies); and
•
the Owner and Annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application.
Premium Payments
General. You should make checks for premium payments payable to Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company, as applicable, and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the Policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to us, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements. The initial premium payment for nonqualified policies must be at least $5,000 (including anticipated premiums from Internal Revenue Code Section 1035 exchanges as indicated on Your application or electronic order form), and at least $1,000 for qualified policies (including anticipated premiums from transfers or rollovers as indicated on Your application or electronic order form). You must obtain our prior approval to purchase a Policy with an amount in excess of our maximum premium amount.
Your initial premium payment may not be credited to Your Policy on the day that You leave Your premium payment with Your financial intermediary. Your financial intermediary may take up to seven Business Days to assess whether buying this Policy is suitable for You. Your financial intermediary may send us Your initial premium payment while they complete this assessment. Your financial intermediary must also ensure that we have all the information needed for us to process Your Policy. We will not begin to process Your Policy during this period.
We will first begin our review only once we receive both Your initial premium payment and Your application (or an electronic order form). We will credit Your initial premium payment to Your Policy within two Business Days after the Business Day that we receive Your initial premium payment, Your application (or order form) and once we determine that Your Policy information is both complete and in good order. This time period is in addition to the time Your financial intermediary may take to complete their part of the process. If we are unable to complete our part of the process within five Business Days after the Business Day that we receive Your initial premium payment and Your application (or electronic order form), then we will notify You or Your financial intermediary, if applicable, and explain why we can't process Your Policy. We will also return Your initial premium payment at that time unless You consent to us holding the premium up to 30 days. We must receive Your consent to hold prior to the market close on the fifth Business Day after receipt of the premium. If Your information is not received in good order within 30 days of our receipt of the premium, then it will be returned. We will credit Your initial premium payment within two Business Days after Your information is both complete and in good order.

Neither we nor Your financial intermediary are responsible for lost investment opportunities while we each complete our review processes. Any initial premium payments received by us will be held in our general account until credited to Your Policy. You will not earn interest on Your initial premium payment during these review periods.
The date on which we credit Your initial premium payment to Your Policy is generally the Policy Date. The Policy Date is used to determine Policy Years, Policy quarters, Policy months and Policy anniversaries.
Additional Premium Payments. You are not required to make any additional premium payments. However, You can generally make additional premium payments during the accumulation phase. Additional premium payments must be at least $50. After the first Policy Year, additional premium payments each Policy Year cannot, in the aggregate, without our prior approval, exceed $25,000 for nonqualified policies and the lesser of (1) the IRS maximum contribution limit or (2) $60,000 for qualified policies. We reserve the right to refuse any additional premium payment in excess of these limits, and if You do not obtain prior approval for premiums in excess of the dollar amounts listed above, the business will be deemed not in good order. We will credit additional premium payments to Your Policy as of the Business Day we receive Your premium and required information in good order at our Administrative Office. Additional premium payments must be received in good order before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment. Additional premium payments received in good order on non-Business Days or after our close of business on Business Days will receive next-day pricing. See Sending Forms and Transaction Requests in Good Order.
Maximum Total Premium Payments. For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same Owner or same Annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same Owner or same Annuitant issued by us or an affiliate. If You do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments. When You purchase a Policy, we will allocate Your premium payment to the investment choices You select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless You request a different allocation. You could lose the amount You allocate to the Subaccounts.
If You allocate premium payments to the Dollar Cost Averaging program (if it is available), You must give us instructions regarding the Subaccount(s) to which transfers are to be made or we cannot accept Your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect Your Policy Value to change from Valuation Period to Valuation Period. A Valuation Period begins at the close of regular trading on the New York Stock Exchange on each Business Day and ends at the close of regular trading on the next succeeding Business Day. A Business Day is each day that the New York Stock Exchange is open for business. Regular trading on the New York Stock Exchange usually closes at 4:00 p.m., Eastern Time. Holidays are generally not Business Days.
INVESTMENT OPTIONS
This Policy offers You a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding Subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the Appendix - Portfolio Companies Available Under the Policy.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which can be found at http://dfinview.com/Transamerica/TAHD/89355V436?site=VAVUL. You should read the prospectuses for the underlying fund portfolios carefully before You invest.

In addition, information regarding each underlying fund portfolio, including (i) its name (ii) its investment objective (iii) its investment adviser and any sub-investment adviser (iv) current expenses and (v) performance is available in the Appendix - Portfolio Companies Available Under the Policy. Each underlying fund portfolio has issued a prospectus that contains more detailed information about its investment holdings, including a description of investment risks. You may obtain a free copy of the underlying fund portfolio prospectuses by contacting our Administrative Office at (800)525-6205 or by visiting our website at http://dfinview.com/Transamerica/TAHD/89355V436?site=VAVUL.
Note: If You received a summary prospectus for any of the underlying fund portfolios listed in Appendix - Portfolio Companies Available Under the Policy, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its Statement of Additional Information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, volatility, hedge ability, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see Revenue We Receive. We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of Cash Value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from Owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
If You elect a Guaranteed Lifetime Withdrawal Benefit rider, as discussed later in this prospectus, we require You to allocate Your Policy Value to designated Investment Options. This requirement is intended to reduce the Company’s costs and risks associated with offering the rider, and we select which underlying fund portfolios to make available under the riders with these factors in mind. Certain designated Investment Options invest in underlying fund portfolios with volatility control strategies, which could limit full participation in market gains and the growth of the riders. See the Investment Restrictions section for information regarding the potential impact of volatility control strategies on the value of the Guaranteed Lifetime Withdrawal Benefit riders.
Designated Investment Options, including those that invest in underlying fund portfolios with volatility control strategies, are also available to Owners who do not elect a Guaranteed Lifetime Withdrawal Benefit rider. Although volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing Policy Owners with the opportunity for smoother performance and better risk adjusted returns, such strategies could limit Your full participation in market gains and ability to maximize potential growth of Your Policy Value.
You are responsible for choosing the Subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance. Because investment risk is borne by You, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making Your investment selections, we encourage You to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to You, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After You select underlying fund portfolios for Your initial premium payment, You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.
You bear the risk of any decline in the Cash Value of Your Policy resulting from the performance of the underlying fund portfolios You have chosen.
We do not guarantee that any of the Subaccounts will always be available for premium payments, allocations, or transfers.
We reserve the right to limit the number of Subaccounts You are invested in at any one time.
If You elect certain optional riders, You will be subject to Investment Restrictions. In the future, we may change the Investment Restrictions.
Not all Subaccounts may be available for all policies, in all states, or through all financial intermediary firms.

Static Allocation
You may also allocate a certain percentage of Your Policy Value to Static Allocations that we may make available as additional Investment Options. We may limit the number of Static Allocations You can simultaneously invest in. A Static Allocation is a static asset allocation model that invests certain percentages of the Policy Value in some or all of the Subaccounts currently available within Your Policy. In other words, a Static Allocation is not a portfolio of underlying fund portfolios with one accumulation unit value, but rather direct investment in a certain allocation of Subaccounts. Please see Appendix – Static Allocations for the Subaccounts and percentages of each that make up each of the Static Allocations that are currently available for investment. There is no additional charge with investing in a Static Allocation.
You may not make transfers among the underlying Subaccounts of a Static Allocation. However, You may transfer between a Static Allocation and any of the Subaccounts available under Your Policy. Any transfer into or out of a Static Allocation will be treated as any other transfer to or from an Investment Option. We will proportionately deduct any withdrawals You take from the Subaccounts in a Static Allocation.
In order to maintain a Static Allocations’ specified Subaccount allocation percentages, quarterly rebalancing is required and will occur on the last day of the calendar quarter.
We may terminate a Static Allocation at any time in response to changes to underlying Investment Options, changes in market conditions, or for other business purposes. For example, if a Subaccount within a Static Allocation is closed to new investments or liquidates, we will terminate the affected Static Allocation.
When a Static Allocation is terminated, future rebalancing of the Static Allocation will cease and that Static Allocation will be closed to new investments. “Closed to new investments” means You cannot allocate additional amounts (either through Policy transfers or additional premiums) to the Static Allocation after the closure date. You will be given notice and opportunity to reallocate the Policy Value in the affected Static Allocation to one or more available Subaccounts (including other Static Allocations that may be available at that time). If instructions are not received for reallocation, the Policy Value will remain in the underlying Subaccounts of the terminated Static Allocation, if available, until such time that we receive updated allocation instructions.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the Subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes to the Separate Account and its Investment Options. We reserve the right to add new Subaccounts or close existing Subaccounts. We also reserve the right to eliminate the shares of any portfolio held by a Subaccount and to substitute shares of other underlying fund portfolios or of other registered open-end management investment companies. To the extent required by applicable law, substitutions of shares attributable to Your interest in a Subaccount will not be made without prior notice to You and the prior regulatory approval. Nothing contained herein shall prevent the Separate Account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of Your requests.
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by us. Each additional Subaccount will purchase shares in an underlying fund portfolio or other investment vehicle. We may also close one or more Subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any Subaccount is closed, we will notify You and request a reallocation of the amounts invested in the closed Subaccount. If we do not receive additional instructions, any subsequent premium payments, or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) into a closed Subaccount will be re-allocated to the remaining available Investment Options according to the investment allocation instructions You previously provided. If Your previous investment allocation instructions do not include any available Investment Options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed Subaccount will be excluded from any future rebalancing. The value of the closed Subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages You requested. As You consider Your overall investment strategy within Your Policy, You should also consider whether or not to re-allocate the value remaining in the closed Subaccount to another Investment Option. If You decide to re-allocate the value of the closed Subaccount, You will need to provide us with instructions. Under certain situations involving death benefit adjustments for continued policies, if an Investment Option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro rata to the other current Investment Options You have value allocated to and which are open to new investment.

In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the Separate Account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other Separate Accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the Separate Account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of Owners or other persons who have voting rights as to the Separate Account, (3) create new Separate Accounts, (4) add new Subaccounts to or remove existing Subaccounts from the Separate Account, or combine Subaccounts or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
In addition, a Subaccount could become no longer available due to the liquidation of its corresponding underlying fund portfolio. To the extent permitted by applicable law, upon advance notice to You and unless You otherwise instruct us, we will:
1)
Re-allocate any Policy Value in the liquidated underlying fund portfolio to the money market Subaccount or a Subaccount investing in another underlying fund portfolio designated by us; and
2)
Allocate any subsequent Premium Payments and/or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) to the other Subaccounts You have selected.
We reserve the right, subject to compliance with applicable law, to make certain changes to the Separate Account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any Subaccount for shares of a different portfolio. We will not add, delete or substitute any Underlying Fund Portfolio shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
The Fixed Account
We do not guarantee that the Fixed Account will always be available. If available, premium payments allocated and amounts transferred to the Fixed Account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the Fixed Account will always be available for investment, we do guarantee that the interest credited to the Fixed Account when available will not be less than the guaranteed minimum effective annual interest rate shown on Your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option You selected, the value in that Guaranteed Period Option will automatically be transferred into the money market Subaccount or if a money market Subaccount is unavailable to a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another Investment Option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the Fixed Account prior to the end of the guaranteed period are generally subject to an Excess Interest Adjustment. See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an Excess Interest Adjustment applies. This adjustment will also be made to amounts that You apply to an Annuity Payment Option. The Excess Interest Adjustment will not decrease the interest credited to Your Policy below the guaranteed minimum. Please see Appendix – Excess Interest Adjustment Examples for an example showing the effect of a hypothetical Excess Interest Adjustment calculation.
We also guarantee that upon full surrender Your Cash Value attributable to the Fixed Account will not be less than the amount required by the applicable nonforfeiture law at the time the Policy is issued.
If You select the Fixed Account, when it is available, Your money will be placed with our other general assets. Assets in the Stable Account are not subject to Separate Account Annual Expenses as set forth under ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES. The amount of money You are able to accumulate in the Fixed Account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment You receive during the income phase from the fixed portion of Your Policy will remain level for the entire income phase. The interest credited as well as principal invested in the Fixed Account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the Fixed Account.

Transfers
During the accumulation phase, You may make transfers to or from any Investment Option within certain limitations. Transfers out of a Guaranteed Period Option of the Fixed Account are limited to the following:
•
Transfers at the end of a guaranteed period.
•
Transfers of amounts equal to interest credited. This may affect Your overall interest-crediting rate, because unless otherwise directed, transfers are deemed to come from the oldest premium payment first.
•
Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option in excess of amounts equal to interest credited, are subject to an Excess Interest Adjustment. If it is a negative adjustment, the maximum amount You can transfer in any one Policy Year may be limited to 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If it is a positive adjustment, we do not limit the amount that You can transfer.  (Note: This restriction may prolong the period of time it takes to transfer the full amount in the Guaranteed Period Option of the Fixed Account.  You should carefully consider whether investment in the Fixed Account meets Your needs and investment criteria.) Please see Appendix - Excess Interest Adjustment Examples for an example showing the effect of a hypothetical Excess Interest Adjustment calculation.
In general, each transfer from a Subaccount must be at least $500, or the entire Subaccount value if less than $500. Transfers of interest from a Guaranteed Period Option of the Fixed Account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transfer requests received in good order on non-Business Days or after our close of business on Business Days will get next-day pricing. See Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any Policy Year may apply. Currently, we do not charge a transfer fee but reserve the right to do so in the future. We reserve the right to prohibit transfers to the Fixed Account.
During the income phase, You may transfer values out of any Subaccount; however, You cannot transfer values out of the Fixed Account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the Subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Additional Restrictions for the Transamerica Income EdgeSM 1.2 and the Transamerica Principal OptimizerSM. If You elect the Transamerica Income EdgeSM 1.2 rider or the Transamerica Principal OptimizerSM rider, a certain percentage of Your Policy Value must be allocated to the Stable Account, the select Investment Options and the flexible Investment Options as specified below. See Transamerica Income EdgeSM 1.2 – Required Allocations and Transamerica Principal OptimizerSM - Required Allocations. Any transfer requests to and from the select Investment Options and flexible Investment Options will be validated using the prior Business Day’s Policy Value to ensure compliance with the required allocations for rebalancing at the time of the request. Transfer requests that do not comply with the required allocations for rebalancing will be deemed not in good order. Changes in Policy Values due to market movements on other dates will not be treated as a violation of the required allocations. Transfers to the Stable Account are not permitted except at the time of election of the rider. Transfers from the Stable Account are not permitted except upon termination of the rider.
Investment Restrictions
If You elect certain optional riders, You will be subject to Investment Restrictions requiring You to invest in certain underlying fund portfolios, which may be referred to (depending on Your rider) as designated Investment Options, flexible Investment Options and/or select Investment Options. In addition, the Transamerica Income EdgeSM 1.2 rider and the Transamerica Principal OptimizerSM rider may require You to invest in the Stable Account.
One or more of the underlying fund portfolios that may be designated, flexible or select Investment Options under an optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit Your participation in market gains; this may conflict with Your investment objectives by limiting Your ability to maximize potential growth of Your Policy Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing Policy Owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees;

therefore, You should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect Your Policy Value and rider benefits. Our requirement to invest in accordance with certain Investment Options, which may include volatility control, may reduce our costs and risks associated with the applicable riders. You pay an additional fee for the rider benefits which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to You. You should carefully evaluate with Your financial professional whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on Your investment objectives, Your Policy Value and the benefits under the riders. If You determine that underlying fund portfolios with volatility control strategies are not consistent with Your investment objectives, other Investment Options are available under the riders that do not invest in underlying fund portfolios that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity Policy was not designed to accommodate market timing or facilitate frequent or large transfers among the Subaccounts or between the Subaccounts and the Fixed Account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect You, other Owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a Subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These risks and costs are borne by all Owners invested in those Subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain Subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if You intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among Subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine You or anyone acting on Your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that Your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature sent to us only by U.S. mail. We may also restrict the transfer privileges of others acting on Your behalf, including Your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any Owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some Owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by Owner or persons engaged in trading on behalf of Owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller underlying fund portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances; we may change the maximum dollar mount of permitted transfer quickly and without notice.
Please note: If You engage a third party investment adviser for asset allocation services, then You may be subject to these transfer restrictions because of the actions of Your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer Your variable annuity Policy to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge You for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
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impose redemption fees on transfers; or
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expressly limit the number or size of transfers in a given period except for certain Subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
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provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying fund portfolios or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of preventative transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is possible that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable Investment Options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such Owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other Owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on Owners engaging in market timing or disruptive trading among the Investment Options under the variable insurance product. In addition, we may not honor transfer requests if any variable Investment Option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. We do not monitor transfer requests for compliance with the frequent trading policies and procedures of the respective underlying fund portfolios.

We are required to provide to an underlying fund portfolio or its payee certain information about the trading activity of individual Owners. We are required to restrict or prohibit further purchases or transfers by specific Owners or persons acting on their behalf, if identified by an underlying fund portfolio as violating frequent trading policies.
Please read the underlying fund portfolio prospectus for information about restrictions on transfers.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and Separate Accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual Owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolio companies' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other Owners of underlying fund portfolio shares, as well as the Owners of all of the variable annuity or life insurance policies, including ours, whose variable Investment Options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing Your request.
EXPENSES
There are charges and expenses associated with Your Policy that reduce the return on Your investment in the Policy. In addition to the following charges, there are optional benefits that if selected, assess additional charges. Please see ADDITIONAL FEATURES for more information.
Transaction Expenses:
Surrender Charges
During the accumulation phase, You can surrender part (referred to as a “withdrawal”) or all of the Cash Value (referred to as a “surrender”) (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for start-up expenses of the Policy relating to sales, including commissions to registered representatives and other promotional expenses.
You can take a withdrawal of up to 10% of Your premium payments each Policy Year free of surrender charges. This amount is referred to as the Surrender Charge Free Amount and is determined at the time of surrender. (This amount is not cumulative, so not withdrawing anything in one year does not increase the Surrender Charge Free Amount in subsequent years.) If the withdrawal is in excess of the Surrender Charge Free Amount, You might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
For example, assume Your premium is $100,000 and Your Policy Value is $106,000 at the beginning of the second Policy Year and You request a withdrawal of $30,000. Since that amount is more than Your Surrender Charge Free Amount ($10,000), You would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)]. Likewise, assume Your Policy Value is $80,000 (premium payments $100,000) at the beginning of the second Policy Year and You surrender Your Policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested withdrawal by directing us to deduct any applicable surrender charge (and any applicable Excess Interest Adjustment) from Your remaining Policy Value. You receive Your Cash Value upon full surrender.
Surrender charges and Excess Interest Adjustments are waived if You request a withdrawal under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
For surrender charge purposes, earnings are considered to be withdrawn first, then the oldest premium is considered to be withdrawn next. Please note, while there is no surrender charge on the withdrawal of earnings, withdrawn earnings count towards Your Surrender Charge Free Amount. This means that withdrawing earnings will reduce (possibly to zero) Your Surrender Charge Free Amount (10% of premium payments) for that Policy Year.
Keep in mind that withdrawals may be taxable and, if taken before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals from nonqualified policies are considered to come from taxable earnings first.

We may elect to reduce or eliminate the amount of the surrender charge when the Policy is sold under circumstances which reduce our sales or other expenses or when required to by regulation or regulatory authority.
Liquidity Rider Surrender Charge Schedule. The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same as the B-Share without the Liquidity rider during the first four years for each premium payment. There is an extra charge for this rider.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the Fixed Account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the Fixed Account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an Annuity Payment Option. However, please note that a death benefit will not be reduced if the Excess Interest Adjustment results in a decrease in the Cash Value available to You. Please see Appendix - Excess Interest Adjustment Examples for an example showing the effect of a hypothetical Excess Interest Adjustment calculation. The Excess Interest Adjustment plays a role in calculating the total interest credited to the Fixed Account.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the Policy Value when such taxes are due to the applicable taxing authority, You begin receiving annuity payments, You surrender the Policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the Policy for any taxes we incur because of the Policy. However, no deductions are being made at the present time.
Special Service Fees
We currently deduct a charge for overnight delivery and duplicate policies. We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown in the Fee Table.
Transfer Fee
You are generally allowed to make 12 free transfers per Policy Year before the Annuity Commencement Date. If You make more than 12 transfers per Policy Year, we reserve the right to charge for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of Your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently, we are not charging for transfers, but reserve the right to do so in the future.
Base Contract Expenses:
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the Policy. This fee is assessed daily based on the net asset value of each Subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the Policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the Policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the Policy (including certain distribution-related expenses). This charge is equal to a percentage of the daily net asset value of each Subaccount during both the accumulation phase and the income phase.
Annual Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the Policy Value) is charged on each Policy anniversary and at surrender. The service charge is waived (up to a maximum of $35) if Your Policy Value or the sum or Your premiums, less all withdrawals, is at least $100,000.
Fund Facilitation Fee
We charge a Fund Facilitation Fee in order to make certain Portfolio Companies available as Investment Options under the policies. We apply the fee to Portfolio Companies that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of Portfolio Companies that we specify, up to a maximum fee of 0.60%.
Optional Benefits
If You elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each Subaccount and for others it is deducted from each Investment Option in proportion to the amount of Policy Value in each Investment Option. Please refer to the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and Optional Benefit Riders section for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each Subaccount will reflect the fees and expenses paid by the underlying Fund Portfolios. The lowest and highest Underlying Fund Portfolio expenses for the previous calendar year are found in ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES in this prospectus. See the prospectuses for the Underlying Fund Portfolios for more information.
Reduced Fees and Charges
We may, at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with Your particular Policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including Your Policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as Investment Options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.50% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue. These fees are paid from the underlying fund portfolios’ assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of 12b-1 fees (see the prospectuses for the underlying fund portfolios for more information).
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying fund portfolios for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis.
Incoming Payments to Us and/or TCI
Underlying Fund Portfolio	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST (“TST”)	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.50%
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND	0.395%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the Subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on assets invested in Subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts You allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in Subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2023 we received approximately $174.1 million for Transamerica Life Insurance Company and $12.3 million for Transamerica Financial Life Insurance Company in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate that the amounts will decline in 2023.
Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in shares are held by the Subaccounts of ours and our affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):
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may directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and sub-advisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
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may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
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may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2023, TCI and its affiliates received revenue sharing payments from asset managers including Rothschild • Thompson Siegel and Walmsley • Aegon Asset Managment • BlackRock • Fidelity Investments • Franklin Templeton • J.P. Morgan Asset Management • Janus Henderson • Madison Investments • Milliman Financial Risk Management • PGIM Quantitative Solutions • PineBridge • Systematic Financial • Wellington • PIMCO • T. Rowe Price and Goldman Sachs in the amount of $550,000.00 to participate in TCI sponsored events.
Please note some of the aforementioned managers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the Policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
general description of the policy
Ownership
You, as Owner of the Policy, exercise all rights under the Policy. You can generally change the Owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on Your ability to change the ownership of a qualified Policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The Owner may change the designated beneficiary by sending us Written Notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the Owner may then designate a new beneficiary.) We will not be liable for any payment made before the Written Notice is received in our Administrative Office. If more than one beneficiary is designated, and the Owner fails to specify their interests, they will share equally. If, upon the death of the Annuitant, there is a surviving Owner (s), then the surviving Owner (s) automatically takes the place of any beneficiary designation.
Assignment
You can also generally assign the Policy any time during Your lifetime. We will not be bound by the assignment until we receive Written Notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the Policy before we approve the assignment. There may be limitations on Your ability to assign a qualified Policy. An assignment may have tax consequences.
Termination for Low Value
If a withdrawal or fee (including an optional rider fee, administrative fee, or Owner transaction fee) reduces Your Cash Value below the minimum specified in Your Policy, we reserve the right to terminate Your Policy and send You a full distribution of Your remaining Cash Value. All benefits associated with Your annuity Policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if You have certain optional benefits, however, we reserve the right to do so.
Certain Offers
From time to time, we have (and we may again) offered You some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of Policy Owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether You have taken any withdrawal that has caused a pro rata reduction in Your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of Policy Owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining Policy Owners in the same group.
If You accept an offer that requires You to terminate a guaranteed benefit and You retain Your Policy, we will no longer charge You for the benefit, and You will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

We may also make an offer to You to exchange an existing rider for a different rider.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity Policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, You should compare both annuities carefully. Remember that if You exchange or transfer another annuity for the one described in this prospectus, then You may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless You determine, after knowing all the facts, that the exchange or transfer is in Your best interest and not just better for the person trying to sell You this Policy (that person will generally earn a commission if You buy this Policy through an exchange, transfer or otherwise).
You may ask us to reinstate Your Policy after such an exchange, transfer, withdrawal or surrender and in certain limited circumstances we will allow You to do so by returning the same total dollar amount of funds distributed to the applicable Investment Options. The dollar amount will be used to purchase new Accumulation Units at the then current price. In the event any Subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available Investment Options according to the investment allocation instructions You previously provided. Because of changes in market value, Your new Accumulation Units may be worth more or less than the units You previously owned. Generally for non-qualified annuity reinstatements, unless You return the original company check, if a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which You will receive in January of the year following the distribution. Qualified annuity reinstatements may be subject to the same tax reporting and rollover requirements. We recommend that You consult a tax professional to explain the possible tax consequences of reinstatements.
ACCESS TO YOUR MONEY
During the accumulation phase, You can have access to the money in Your Policy in the following ways:
•
by taking a withdrawal or surrender; or
•
by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders and Withdrawals
During the accumulation phase, if You take a full withdrawal (surrender) You will receive Your Cash Value. If You want to take a withdrawal, in most cases it must be for at least $500. Certain optional benefits have specific requirements regarding the order in which withdrawals can be taken from Investment Options. Unless You tell us otherwise, we will take the withdrawal from each of the Investment Options in proportion to the Policy Value. Surrenders may be referred to as withdrawals on Your Policy statement and other documents.
You may elect to take up to the Surrender Charge Free Amount each Policy Year without incurring a surrender charge. Remember that any withdrawal You take will reduce the Policy Value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A withdrawal also may have a negative impact on certain other benefits and guarantees of Your Policy. See ADDITIONAL FEATURES, for more details.
Withdrawals in excess of the Surrender Charge Free Amount may be subject to a surrender charge. Withdrawals from the Fixed Account may be subject to an Excess Interest Adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals You take.
Withdrawals from qualified policies may be restricted or prohibited.
During the income phase, You will receive annuity payments under the Annuity Payment Option You select; however, You generally may not take any other withdrawals.
Gross and Net Withdrawals
You may request withdrawals in either a gross or a net amount. In the absence of instructions, the withdrawal will be taken on a gross basis. The gross withdrawal is the total amount which will be deducted from your Policy Value as a result of the withdrawal, including any applicable surrender charges and any other fees and charges, while the net withdrawal is the amount you actually receive (exclusive of any tax withholdings). The gross withdrawal may be more than your requested withdrawal amount, if requested on a net basis, depending on whether surrender charges and any other fees and charges apply at the time of the withdrawal.

The gross withdrawal equals the net withdrawal plus the surrender charge and any other fees and charges on the excess withdrawal amount.
The excess withdrawal amount is the portion of the requested withdrawal or Surrender that is subject to surrender charges (that is, the portion which is in excess of the surrender charge-free portion). For example, if the requested withdrawal or Surrender amount is $1,000, and the surrender charge-free amount is $200, then the excess withdrawal that is subject to surrender charge would be $800.
•
If you request that the withdrawal be taken on a gross basis, you may not receive the withdrawal amount requested. Any surrender charges and any other fees and charges that apply to the withdrawal will be deducted from the amount you receive rather than your Policy Value. As such, your Policy Value will be reduced by the withdrawal amount you requested, but you may receive less than that amount.
Assuming you request a gross withdrawal of $5,000, with no surrender charge-free amount and a 7% surrender charge, your Policy Value will be reduced by $5,000 and you will receive a net amount equal to $4,650 (i.e., $5,000 – ($5,000 x 7%) = $4,650).
•
If you request that the withdrawal be taken on a net basis, you will receive the withdrawal amount requested (exclusive of any tax withholdings). However, any fees and charges that apply at the time of the withdrawal, including surrender charges, will also be deducted from your Policy Value. As such, your Policy Value may be reduced by an amount greater than the amount you receive.
Assuming you request a net withdrawal of $5,000, with no surrender charge-free amount and a 7% surrender charge, your Policy Value will be reduced by $5,376.64 (i.e., $5,000 / (1 – 7%) = $5,376.34) and you will receive a net amount equal to $5,000.
Delay of Payment and Transfer
Payment of any amount due from the Separate Account for a surrender, a death benefit, or the death of the Owner of a nonqualified Policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the Separate Account if:
•
the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•
an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•
the SEC permits a delay for the protection of Owners.
Transfers of amounts from the Subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica BlackRock Government Money Market VP portfolio (or any money market portfolio offered under this Policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender, withdrawal, loan, or death benefit from the TA BlackRock Government Money Market Subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the Cash Value from the Fixed Account for up to six months. We may defer payment of any amount until Your premium payment check has cleared Your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option, from a Guaranteed Period Option of the Fixed Account before the end of its guaranteed period (the number of years You specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value (but not below the Excess Interest Adjustment floor described in Appendix - Excess Interest Adjustment Examples). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value upon withdrawal, surrender or transfer. Please see Appendix - Excess Interest Adjustment Examples to see how the Excess Interest Adjustment is calculated and illustrative examples using hypothetical values.
Any amount withdrawn in excess of the cumulative interest credited for that Guaranteed Period Option is generally subject to an Excess Interest Adjustment. An Excess Interest Adjustment may also be made on amounts applied to an Annuity Payment Option.

The formula that will be used to determine the Excess Interest Adjustment is:
S* (G-C)* (M/12)
S	=
Is the amount (before surrender charges, premium taxes and the application of any
Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the
Excess Interest Adjustment;

G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=
Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this Policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month,

M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	Multiplication
Please see Appendix - Excess Interest Adjustment Examples for more detailed information concerning the Excess Interest Adjustment calculation.
There will be no Excess Interest Adjustment on any of the following:
•
withdrawals or transfers of cumulative interest credited for that Guaranteed Period Option;
•
Nursing Care and Terminal Condition Waiver withdrawals;
•
Unemployment Waiver withdrawals;
•
transfers from a Dollar Cost Averaging fixed source;
•
withdrawals to satisfy any minimum distribution requirements;
•
systematic withdrawals, which do not exceed cumulative interest credited at the time of payment; and
•
the Stable Account as defined in the glossary.
Please note that in these circumstances You will not receive a higher Cash Value if interest rates have fallen nor will You receive a lower Cash Value if interest rates have risen.
The Excess Interest Adjustment may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•
Any withdrawals or surrenders over $250,000 unless it is a custodial owned annuity;
•
Any non-electronic disbursement request made on or within 15 days of a change to the address of record for the Policy Owner’s account;
•
Any electronic fund transfer instruction changes on or within 15 days of an address change;
•
Any withdrawal or surrender when we have been directed to send proceeds to a different personal address from the address of record for that Owner. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same Owner in a “tax-free exchange”;
•
Any withdrawal or surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•
Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which You do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the Annuity Commencement Date, which is the date Your Policy is Annuitized and annuity payments begin, Your annuity switches from the accumulation phase to the income phase. You can generally change the Annuity Commencement Date by giving us 30 days notice with the new date or age. Unless required by state law this date cannot be earlier than the third Policy anniversary. The latest Annuity Commencement Date generally cannot be later than the last day of the month following the month in which the Annuitant attains age 99 (earlier if required by state law).
Before the Annuity Commencement Date, if the Annuitant is alive, You may choose an Annuity Payment Option or change Your election. If the Annuitant dies before the Annuity Commencement Date, the death benefit is payable in a lump sum or under one of the Annuity Payment Options (unless the surviving spouse is eligible to and elects to continue the Policy). If the Annuitant dies after the Annuity Commencement Date, no death benefit is payable and any remaining guaranteed payment will be paid to the beneficiary as provided for in the annuity income option elected.
Your Policy may not be “partially” Annuitized, i.e., You may not apply a portion of Your Policy Value to an annuity option while keeping the remainder of Your Policy in force.
Unless You specify otherwise, the Owner will receive the annuity payments. After the Annuitant's death, the beneficiary You designate at Annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The Policy provides several Annuity Payment Options (also known as income options) that are described below. You may choose any combination of Annuity Payment Options. We will use Your Adjusted Policy Value to provide these annuity payments. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if annuity payments would be less than the amount specified in Your Policy.) We may require proof of life before making annuity payments.
In deciding on which Annuity Payment Option to elect, You must decide if fixed or variable payments are better for You. If You choose to receive fixed annuity payments, then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable annuity payments. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Policy. The dollar amount of additional variable annuity payments will vary based on the investment performance of the Subaccount(s) You select. The dollar amount of each variable annuity payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the Assumed Investment Return of 3% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the Assumed Investment Return, the amount of the variable annuity payments would increase.
For example, assume the first monthly variable annuity payment is $500.00, further assume that the investment performance for the 1st month is an 8.00% annual rate of return, then the second monthly variable annuity payment would increase to $501.37. Conversely, if actual investment performance (net of fees and expenses) is lower than the Assumed Investment Return, the amount of the variable annuity payments would decrease. Continuing from the previous example, further assume that the investment performance for the 2nd month is a -2.00% annual rate of return, then the 3rd monthly variable payment would decrease to $498.88.
You must also decide if You want Your annuity payments to be guaranteed for the Annuitant's lifetime, a period certain, or a combination thereof. Generally, annuity payments will be lower if You combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because You are guaranteed payments for a longer time).
A charge for premium taxes and an Excess Interest Adjustment may be made when annuity payments begin.
The Annuity Payment Options currently available are explained below. Some options are fixed only. You will not be able to withdraw any Cash Value after the Annuity Commencement Date.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No assets will remain at the end of the period. If Your Policy is a qualified Policy, this Annuity Payment Option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment. If Your Policy is a qualified Policy, this Annuity Payment Option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.
Life Income. You may choose between:
•
No Period Certain (fixed or variable) - Payments will be made only during the Annuitant's lifetime. The last annuity payment will be the payment immediately before the Annuitant's death. If You choose this option and the Annuitant dies before the due date of the first annuity payment no payments will be made.
•
10 Years Certain (fixed or variable) - Payments will be made for the longer of the Annuitant's lifetime or ten years.
•
Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the Annuitant's lifetime or until the total dollar amount of annuity payments we made to You equals the Annuitized amount (i.e., the Adjusted Policy Value less premium tax, if applicable).
Joint and Survivor Annuity. You may choose:
•
No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the Annuitant and a joint Annuitant of Your selection. Annuity payments will be made as long as either person is living. If You choose this option and both joint Annuitants die before the due date of the first annuity payment no payments will be made.
•
10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the Annuitant and joint Annuitant or ten years.
Other Annuity Payment Options may be arranged by agreement with us. Some Annuity Payment Options may not be available for all policies, all ages or we may limit certain Annuity Payment Options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•
You choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•
the Annuitant dies (or both joint Annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•
we may make only one (two, three, etc.) annuity payments.
IF:
•
You choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•
the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•
the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must Annuitize Your Policy no later than the maximum Annuity Commencement Date specified in Your Policy (earlier for certain distribution channels) or a later date if agreed to by us. If You do not elect an Annuity Payment Option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default Annuitization is a variable payout option, then annuity units will be purchased proportionally based off Your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon Annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
Please Note: If You Annuitize before the maximum Annuity Commencement Date, the payments You receive under the Annuity Payment Options may be less than the guaranteed minimum payments You are entitled to under a GLWB rider (if elected). Please consult Your financial professional about the advisability of Annuitization before the maximum commencement date and the Annuity Payment options available to You.

Benefits Available Under the Policy
The following table summarizes information about the benefits available under the Policy.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Liquidity Rider	Reduces the number of years each premium payment is subject to surrender charges from 7 years to 4 years.	Optional	Equal to 0.50% annually of the Separate Account Value for the first 4 Policy Years only
•Available only at purchase.
•We may credit lower interest
rate to amounts allocated to
the Fixed Account while the
rider is in effect.
•You cannot drop this benefit.
•May not be available in all
states.

“Base Policy” Death Benefit
Pays base death benefit
generally equal to the greatest of
Policy Value, Cash Value plus
positive Excess Interest
Adjustment and Fixed Account
portion of minimum required
Cash Value plus the Separate
Account portion of the Policy
Value.
		Standard	No Charge	•Available only at purchase. •Cannot change death benefit once elected. •Death benefit terminates without value upon Annuitization. •May not be available in all states.
Return of Premium Death Benefit	Pays minimum death benefit equal to total premium payments (minus adjusted withdrawals as of the date of death, and minus withdrawals from the date of death to the date the death benefit is paid).	Optional	0.15% annually of average Separate Account Value
•Available only at purchase.
•Cannot change death benefit
once elected.
•Not available if You or
Annuitant is 86 or older on
Policy Date.
•Must allocate 100% of Policy
Value to designated
Investment Options.
•Withdrawals can significantly
reduce benefit value or
terminate benefit.
•Terminates upon
Annuitization.
•Telephone and on-line
transfers among Investment
Options are not available.
•May not be available in all
states.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Annual Step-Up Death Benefit	Pays death benefit equal to highest Policy Value on Policy Date or on any Policy Anniversary prior to Annuitant’s 81st birthday (adjusted for premium payments and withdrawals).	Optional	0.35% annually of average Separate Account Value
•Available only at purchase.
•Cannot change death benefit
once elected.
•Not available if You or
Annuitant is 76 or older on
Policy Date.
•Must allocate 100% of Policy
Value to designated
Investment Options.
•Withdrawals can significantly
reduce benefit value or
terminate benefit.
•”Step-Up” ends on Policy
Anniversary prior to Your
81st birthday.
•Terminates upon
Annuitization.
•May not be available in all
states.

Additional Death DistributionSM	Pays an additional death benefit amount based on any rider earnings, since the rider was issued.	Optional	0.25% annually of the Policy Value
•This rider is no longer
available.
•Was available for issue ages
through 75 and younger.
•Was not available to Inherited
IRAs.
•Was available only with
Return of Premium Death
Benefit or Annual Step-Up
Death Benefit and subject to
same Investment Restrictions.
•Additional benefit amount
varies by issue age.
•Terminates upon
Annuitization.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Additional Death Distribution+SM	Pays an additional death benefit amount that varies depending on time elapsed since rider date.	Optional	0.55% annually of the Policy Value
•This rider is no longer
available.
•Was available only for issue
ages 69 and younger.
•Not available to Inherited
IRAs.
•Was available only with the
Return of Premium Death
Benefit or Annual Step-Up
Death Benefit, and subject to
the same Investment
Restrictions.
•Additional benefit amount
during first five years after
rider date equal to sum of all
rider fees paid since rider
date, after five years, benefit
equal to percentage of rider
benefit base.
•Terminates upon
Annuitization.

Nursing Care and Terminal Condition Waiver	Waives Surrender Charges and Excess Interest Adjustments if You or Your spouse are confined to a nursing home or have terminal illness.	Standard	No charge	•Withdrawals are subject to a $1,000 minimum. •Qualifying conditions related to nursing home stay and terminal illness. •May not be available in all states.
Unemployment Waiver	Waives Surrender Charges and Excess Interest Adjustments if You or your spouse become unemployed due to involuntary job termination or lay-off.	Standard	No charge
•Qualifying conditions related
to job termination and job
history.
•Must be unemployed for a
certain period of time prior to
taking withdrawal, be
receiving unemployment
benefits, and have $5,000
minimum in Cash Value.
•May not be available in all
states.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging Program
Allows You to automatically
make transfers into one or more
Subaccounts in accordance with
Your allocation instructions in
order, on average, to buy more
Accumulation Units when
prices are low and fewer
Accumulation Units when
prices are high.
		Standard	No charge
•Traditional – A minimum of
$500 per transfer is required.
•Minimum and maximum
number of transfers.
•Special – Limited to six
month or twelve-month
transfer program and only
available for new premium
payments.
•May not be available in all
states.

Asset Rebalancing	Automatically rebalances the amounts in Your Subaccounts to maintain Your desired asset allocation percentages.	Standard	No charge	•Does not include any amounts allocated to the Fixed Account.
Systematic Payout Option	Provides monthly, quarterly, semi-annual or annual withdrawals.	Optional	No Charge
•Subject to $40 minimum
withdrawals.
•Systematic withdrawals in
excess of cumulative interest
credited from Guaranteed
Period Options may be
subject to Excess Interest
Adjustment.
•Systematic withdrawals in
excess of remaining Surrender
Charge Free Amount may be
subject to Surrender Charge.
•Systematic withdrawals can
significantly reduce benefit
value or terminate benefit.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Transamerica Principal OptimizerSM Rider	Provides both a Guaranteed Lifetime Withdrawal Benefit and a Guaranteed Minimum Accumulation Benefit.	Optional	2.50% annually of the Rider Fee Basis
•Cannot be added to a Policy
with another active
Guaranteed Minimum Living
Benefit or with Inherited IRA
policies.
•Please note: For policies
issued in the state of New
York, please see State
Variations section for rider
availability.
•Available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
•Rider fees are subject to
increase (or decrease) at the
time of any automatic step-up
of the withdrawal base. You
can opt out of any step-up (
and fee increase).
•Joint Life options are
available subject to certain
restrictions and differences,
including our right to charge
a higher fee and provide lower
annual withdrawal amounts.
•Must allocate a certain
percentage of the Policy Value
to the Stable Account, the
select Investment Options
and the flexible Investment
Options.
•Guaranteed minimum
accumulation portion of
benefit applies only if rider is
held for the waiting period
You elect (7 or 10 years).
•Rider withdrawal amount
under guaranteed minimum
withdrawal equal to the
withdrawal base multiplied by
the withdrawal percentage.
•Excess withdrawals could
significantly reduce or
terminate benefit.
•Benefit terminates upon
Annuitization.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Retirement Income Max® 1.2 Rider	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59.	Optional	2.50% annually of the Withdrawal Base
•This rider is no longer
available.
•Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit or with Inherited IRA
policies.
•Was available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
•Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
•Rider fees subject to increase
(or decrease) at time of any
automatic step-up of
withdrawal base. You can opt
out of any step-up (and fee
increase).
•Policy Value must be
allocated to designated
Investment Options.
•Excess withdrawals may
significantly reduce or
terminated the benefit.
•Terminates upon
Annuitization.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Retirement Income Choice 1.7 Rider	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59. Also provides death protection and/or long-term care for an additional fee.	Optional
2.50% annually of
the Withdrawal Base
Death Benefit Rider
to base benefit:
0.55% annually
(Single Life) or
0.50% annually
(Joint Life), of
Withdrawal Base.
Income
Enhancement
Option: 0.45%
annually (Single Life)
or 0.65% annually
(Joint Life) of
Withdrawal Base.
If qualifications are
met, the Income
Enhancement
Option increases the
income benefit
percentage by 50%

•This rider is no longer
available.
•Could not be added to a
Policy with another active
Guaranteed Minimum Living
Benefit or with Inherited IRA
policies.
•Was available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
•Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
•Rider fees subject to increase
(or decrease) at time of any
automatic step-up of the
withdrawal base. You can opt
out of any step-up (and fee
increase).
•Policy Value must be
allocated to designated
Investment Options.
•Excess withdrawals could
significantly reduce or
terminate the benefits.
•The Income Enhancement
Option subject to qualifying
conditions, including
conditions related to the
hospital and/or nursing home
stay.

Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Transamerica Income EdgeSM 1.2 Rider	Provides Guaranteed Lifetime Withdrawal Benefit amount, which can be withdrawn in any rider year after age 59.	Optional	2.50% annually of Withdrawal Base
•Cannot be added to a Policy
with another active
Guaranteed Minimum Living
Benefit or with Inherited IRA
policies.
•Available for
Annuitant/Annuitant’s spouse
younger than age 86 unless
state law requires further
restrictions.
•Joint Life options available
subject to certain restrictions
and differences, including
right to charge higher fee and
provide lower annual
withdrawal amounts.
•Rider fees subject to increase
(or decrease) at time of any
automatic step-up of the
withdrawal base. You can opt
out of any step-up (and fee
increase).
•Policy Value must be
allocated to designated
Investment Options.
•Excess withdrawals could
significantly reduce or
terminate the benefits.

DEATH BENEFIT
We will pay a death benefit to Your beneficiary, under certain circumstances, if the Annuitant dies during the accumulation phase. If there is a surviving Owner(s) when the Annuitant dies, the surviving Owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an Annuity Payment Option (if You pick a variable Annuity Payment Option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the Annuity Commencement Date. Please note that there is a mandatory Annuity Commencement Date. See ANNUITY PAYMENTS (THE INCOME PHASE) section in this prospectus.
We will determine the amount of and process the death benefit proceeds, if any are payable on a Policy, upon receipt at our Administrative Office of satisfactory proof of the Annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the Death Proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death”. See Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the Separate Account in accordance with the allocations made by the Policy Owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the Separate Account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the Policy Value in the Separate Account to the money market Subaccount after the death of the Annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the Annuitant's death (satisfactory evidence may include a certified death certificate).

When We Pay A Death Benefit
We will pay a death benefit IF:
•
You are both the Annuitant and sole Owner of the Policy; and
•
You die before the Annuity Commencement Date.
We will pay a death benefit to You (Owner) IF:
•
You are not the Annuitant; and
•
the Annuitant dies before the Annuity Commencement Date.
Please note: If there is a surviving Owner(s) when the Annuitant dies, the surviving Owner(s) will receive the death benefit (i.e., the surviving Owner(s) takes the place of any beneficiary designation).
If the designated beneficiary receiving the death benefit is the surviving spouse of the Owner, then he or she may elect, if eligible, to continue the Policy as the new Annuitant and Owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All currently existing surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•
You are the Owner but not the Annuitant; and
•
You die prior to the Annuity Commencement Date.
Please note: If an Owner (who is not the Annuitant) dies before the Annuitant, the amount payable will be equal to the Cash Value. Distribution requirements apply upon the death of any Owner. Generally, upon the Owner's death (who is not the Annuitant) the entire interest must be distributed in accordance with the Internal Revenue Code. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
If an Owner (who is not the Annuitant) dies during the accumulation phase, the Cash Value will be paid to the person or entity first listed below who is alive or in existence on the date of that death:
•
any surviving Owner(s);
•
primary beneficiary(ies);
•
contingent beneficiary(ies); or
•
deceased Owner's estate.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the Annuity Commencement Date depends on the annuity income option.
IF:
•
You are not the Annuitant; and
•
You die on or after the Annuity Commencement Date; and
•
the entire guaranteed amount in the Policy has not been paid;
THEN:
•
the remaining portion of such guaranteed amount in the Policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of Your death.
IF:
•
You are the Owner and Annuitant; and
•
You die after the Annuity Commencement Date; and
•
the Annuity Payment Option You selected did not have or no longer has a guaranteed period;
THEN:
•
no additional payments will be made.
Owner Death
If an Owner (who is not the Annuitant) dies during the accumulation phase, the Cash Value will be paid to the person or entity first listed below who is alive or in existence on the date of that death:
•
any surviving Owner(s);
•
primary beneficiary(ies);

•
contingent beneficiary(ies); or
•
deceased Owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse of the deceased, upon the Owner's or the Annuitant's death, the beneficiary may elect to continue the Policy in his or her own name. Upon the Annuitant's death if such election is made, the Policy Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Annuitant. Any excess of the death benefit amount over the Policy Value will be allocated to each applicable Investment Option in the ratio that the Policy Value in the Investment Option bears to the total Policy Value. The terms and conditions of the Policy that applied prior to the Annuitant's death will continue to apply, with certain exceptions described in the Policy. For purposes of the death benefit on the continued Policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the Policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the Policy is a revocable grantor trust and the spouse of the Owner/Annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the Owner/Annuitant's social security number at the time of claim, she or he shall be treated as the Owner/Annuitant's spouse. In those circumstances, the Owner/Annuitant's spouse will be treated as the beneficiary of the Policy for purposes of applying the spousal continuation provisions of the Policy.
For these purposes, if the Owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the Annuitant's spouse is the sole primary beneficiary of the Annuitant's interest in such account, the Annuitant's spouse will be treated as the beneficiary of the Policy for purposes of applying the spousal continuation provisions of the Policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, You choose when You buy the Policy. The “base Policy” death benefit will generally be the greatest of:
•
the Policy Value on the date we receive the required information in good order at our Administrative Office;
•
the Cash Value on the date we receive in good order the required information at our Administrative Office (this will be more than the Policy Value if there is a positive Excess Interest Adjustment that exceeds the surrender charge);
•
the Fixed Account portion of the minimum required Cash Value plus the Separate Account portion of the Policy Value, on the date we receive the required information in good order at our Administrative Office; and
•
the guaranteed minimum death benefit (if one was elected) on the date of death; plus premium payments, minus gross withdrawals, from the date of death to the date the death benefit is paid. Please see Appendix - Death Benefit for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon Annuitization.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon Annuitization and there is a mandatory Annuity Commencement Date. On the Policy application, You may choose the Annual Step-Up death benefit or the Return of Premium (age limitations may apply) for an additional fee. After the Policy is issued, You cannot make an election and the death benefit cannot be changed.
The guaranteed minimum death benefit (unless you choose the Annual Step-Up or Return of Premium death benefit) is equal to your Policy Value as of the date due proof of death is provided.
Annual Step-Up Death Benefit
Under this option, on each Policy anniversary prior to Your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that Policy Year. This “step-up” death benefit is equal to:
•
the largest Policy Value on the Policy Date or on any Policy anniversary prior to the earlier of the Annuitant's date of death or the Annuitant's 81st birthday; plus
•
any premium payments since the date of any Policy anniversary with the largest Policy Value; minus

•
any adjusted withdrawals (please see Appendix - Death Benefit) since the date of the Policy anniversary with the largest Policy Value to the date of death; minus
•
withdrawals from the date of death to the date the death benefit is paid.
The Annual Step-Up Death Benefit is not available if You or the Annuitant is 76 or older on the Policy Date. There is an extra charge for this death benefit. See ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If You elected the Annual Step-Up Death Benefit, You must allocate 100% of Your Policy Value to one or more of the designated Investment Options approved for the Annual Step-Up Death Benefit. See Appendix - Designated Investment Options for a complete listing of available Investment Options. Requiring that You designate 100% of Your Policy Value to the designated Investment Options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•
You may transfer amounts among the designated Investment Options; however, You cannot transfer any amount to any other Subaccount if You elect this death benefit.
•
We have processes and procedures in place that will prevent allocation to a Subaccount that is not a designated Investment Option. These processes and procedures include restricting transfers requested by telephone and internet.
•
You will not receive an optional guaranteed minimum death benefit if You do not choose one when You purchase Your Policy.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•
total premium payments; minus
•
any adjusted withdrawals (please see Appendix - Death Benefit) as of the date of death; minus
•
withdrawals from the date of death to the date the death benefit is paid.
This benefit is not available if You or the Annuitant is 86 or older on the Policy Date. There is an extra charge for this death benefit. See ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES.
Designated Investment Options. If You elected the Return of Premium Death Benefit, You must allocate 100% of Your Policy Value to one or more of the designated Investment Options approved for the Return of Premium Death Benefit. See Appendix - Designated Investment Options for a complete listing of available designated options. Requiring that You designate 100% of Your Policy Value to the designated Investment Options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•
You may transfer amounts among the designated Investment Options; however, You cannot transfer any amount to any other Subaccount if You elect this death benefit.
•
We have processes and procedures in place that will prevent allocation to a Subaccount that is not a designated Investment Option. These processes and procedures include restricting transfers requested by telephone and internet.
•
You will not receive an optional guaranteed minimum death benefit if You do not choose one when You purchase Your Policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. Once You elect a death benefit and Your Policy is issued, Your death benefit cannot be changed and You will not be impacted by a decision to discontinue offering any particular guaranteed minimum death benefit to new sales.
Adjusted Withdrawal
When You request a withdrawal, Your guaranteed minimum death benefit will be reduced by an amount called the adjusted withdrawal. Under certain circumstances, the adjusted withdrawal may be more than the dollar amount of Your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the Policy Value at the time of withdrawal. It is also possible that if a death benefit is paid after You have taken a withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted withdrawal amount is: adjusted withdrawal = amount of the withdrawal x (the current Death Proceeds prior to the withdrawal / Policy Value prior to the withdrawal).

We have included a detailed explanation of this adjustment with examples in the Appendix - Death Benefit. This is referred to as “adjusted withdrawal” in Your Policy. If You have a qualified Policy, minimum required distributions rules may require You to request a withdrawal.
Guaranteed Living Withdrawal Benefit Riders
Transamerica Principal OptimizerSM Rider
If You elect the Transamerica Principal OptimizerSM rider identified below, which provides certain guaranteed benefits, the
Company requires a certain percentage of Your Policy Value to be allocated to the Stable Account, with the remainder to be allocated to the select Investment Options and flexible Investment Options. One or more of the select Investment Options and flexible Investment Options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit Your participation in market gains; this may conflict with Your investment objectives by limiting
Your ability to maximize potential growth of Your Policy Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing Policy Owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, You should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect Your Policy Value and rider benefits. The
Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to You. You should carefully evaluate with Your financial professional whether to allocate to Subaccounts that invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on Your investment objectives, Your Policy Value and the benefits under the Transamerica Principal OptimizerSM rider. If You determine that underlying fund portfolios with volatility control strategies are not consistent with Your investment objectives, other
Investment Options are available under the Transamerica Principal OptimizerSM rider that do not invest in underlying fund portfolios that utilize volatility control strategies.

Transamerica Principal OptimizerSM - Summary
You may elect to purchase the optional Transamerica Principal OptimizerSM rider which provides You with both a Guaranteed Lifetime Withdrawal Benefit and a Guaranteed Minimum Accumulation Benefit. The Transamerica Principal OptimizerSM rider is only available during the accumulation phase and requires that You allocate a certain percentage of Your Policy Value to the Stable Account and to select Investment Options and flexible Investment Options, some of which are designed to help manage our risk and support the guarantees under the rider. The maximum issue age may be lower if required by state law. If You elect the Transamerica Principal OptimizerSM rider You cannot elect the Retirement Income Max ® 1.2, Retirement Income Choice ® 1.7 or the Transamerica Income EdgeSM 1.2 riders. The tax rules for qualified policies may limit the value of this rider. Please Note: There are Investment Restrictions associated with this benefit that can limit participation in market gains. Withdrawals taken in excess of the prescribed limits (rider withdrawal amount) will reduce the amount of the benefit and may eliminate the benefit altogether, if the amount of the excess withdrawal exceeds the Policy Value at the time of the withdrawal. The fee for the rider will not be reduced for any investment losses to Policy Value and, in fact, may be increased if there are withdrawals taken in excess of the rider withdrawal amount. Withdrawals taken while the Policy Value is greater than zero are withdrawals of the Owner’s own money (not the Company’s). Please consult a qualified financial professional before electing the Transamerica Principal OptimizerSM rider for a qualified Policy.
Please note: For policies issued in the state of New York, Please see Other Information – State Variations section for rider availability.
Please Note: This rider may not be issued to or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The benefits under the Transamerica Principal OptimizerSM rider are based on our claims-paying ability.
The Transamerica Principal OptimizerSM rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.

If You elect the Transamerica Principal OptimizerSM rider, a certain percentage of Your Policy Value on the rider date must be allocated to the Stable Account, the select Investment Options and the flexible Investment Options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the Stable Account are not permitted. Withdrawals from the Stable Account are not permitted until all other Investment Options are depleted of value. Withdrawals from the flexible Investment Options and select Investment Options, will be deducted on a pro-rata basis from each Investment Option You have allocated to. If You do not wish to maintain the required allocation percentages for the Investment Options, the rider must be terminated, subject to the termination restrictions and requirement of the rider, prior to making any transfer. Additional detail regarding the required allocation is provided in the Transamerica Principal OptimizerSM - Required Allocations section, below.
You should view the Transamerica Principal OptimizerSM rider as a way to permit You to invest in variable Investment Options while still having Your Policy Value and liquidity protected to the extent provided by the Transamerica Principal OptimizerSM rider.
Please note:
•
You do not have any protection under the Guaranteed Minimum Accumulation Benefit unless You hold the Policy with the rider until the end of the applicable waiting period (10 or 7 years).
•
The longer You wait to start making withdrawals under the benefit, the less time You have to benefit from the Guaranteed Lifetime Withdrawal Benefit due to the decreasing life expectancy as You age. On the other hand, the longer You wait to begin making withdrawals, the higher Your withdrawal percentage may be, and the more opportunities You will have to lock in a high withdrawal base. Withdrawals will decrease the guarantees provided by the Guaranteed Minimum Accumulation Benefit. You should carefully consider when to begin making withdrawals. There is a risk that You will not begin making withdrawals at the most financially beneficial time for You.
•
All Policy Value must be allocated to the select and flexible Investment Options and the Stable Account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with Your financial advisor to assist You in determining whether these Investment Options and required allocations are suited for Your financial needs and risk tolerance.
•
You will begin paying the rider charge as of the date the rider takes effect, even if You do not begin taking withdrawals for many years, or ever. We will not refund the charges You have paid under the rider if You never choose to take withdrawals and/or if You never receive any payments under the rider.
•
We have designed this rider for You to take withdrawals each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if You plan to take withdrawals in excess of the rider withdrawal amount because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•
Because the Guaranteed Lifetime Withdrawal Benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for You if You do not foresee a need for liquidity and Your primary objective is to take the maximum advantage of the tax deferral aspect of the Policy.
•
Any withdrawal in any rider year that is in excess of the rider withdrawal amount is an excess withdrawal. The rider year begins on the rider date and thereafter on each rider anniversary.
•
An excess withdrawal will impact the withdrawal base on a greater than dollar-for-dollar basis when the Policy Value, after the rider withdrawal amount is withdrawn, is less than the rider withdrawal base and may eliminate the benefits. See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders.
•
Upon receiving due proof of death of the Annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Principal OptimizerSM rider terminates and all benefits thereunder cease.
•
You may terminate the rider by providing Written Notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.
•
If Your Policy Value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. For example, a notarized letter may be provided as satisfactory evidence a person is living.
•
The tax rules for qualified policies may limit the value of this rider. Please consult a qualified financial professional before electing the Transamerica Principal OptimizerSM rider for a qualified Policy.
•
Withdrawals up to the rider withdrawal amount are not subject to an Excess Interest Adjustment.
Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:
•
reduce Your Policy Value by the amount of the withdrawal;
•
reduce Your base Policy death benefit and other benefits;
•
reduce the Guaranteed Minimum Accumulation Benefit;
•
may be subject to surrender charges if the withdrawal is greater than the Surrender Charge Free Amount;

•
may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and
•
may be limited or restricted under certain qualified policies. (See TAX INFORMATION - Qualified Policies and TAX INFORMATION - Optional Living Benefits).
Transamerica Principal OptimizerSM - Guaranteed Minimum Accumulation Benefit
If You elect the Transamerica Principal OptimizerSM rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable Investment Options You select. The level of protection under the Guaranteed Minimum Accumulation Benefit may not be 100% of Your premium payments and is only in effect for the term of the elected option.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten, or seven years after You elect the rider, depending on the waiting period elected), Your Policy Value will at least equal Your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the Policy) is equal to the Policy Value multiplied by the protection level percentage of the elected waiting period. After the rider date (up to and including the guaranteed future value date) the guaranteed future value is equal to:
•
the guaranteed future value on the rider date; plus
•
a percentage of subsequent premium payments (as described below); multiplied by
•
the protection level percentage; less
•
subsequent adjusted withdrawals (as described below).
Unless an optional reset is chosen, after the guaranteed future value date, the guaranteed future value equals zero and there will be no guaranteed future value adjustment.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
	10 Year	7 Year
During Rider Year	Percent of subsequent premiums added to guaranteed future value	Percent of subsequent premiums added to guaranteed future value
1	100%	100%
2	90%	90%
3	80%	80%
4	70%	70%
5	60%	60%
6	50%	50%
7	50%	0%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Withdrawals. If You take a withdrawal, even withdrawals under the Guaranteed Lifetime Withdrawal Benefit, it will reduce Your guaranteed future value. The amount of the reduction is referred to as the adjusted withdrawal amount, which will be equal to the greater of:
•
the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the Policy Value resulting from the gross withdrawal; or
•
the gross withdrawal amount.
(The gross withdrawal amount is the amount You request, plus any surrender charges that may be applicable.)
In other words, if Your Policy Value is greater than the guaranteed future value at the time You take a withdrawal, then Your guaranteed future value is reduced by the same amount we reduce Your Policy Value. However, if Your Policy Value is less than the guaranteed future value at the time You take a withdrawal, then Your guaranteed future value will be reduced by more than the amount by which we reduce Your Policy Value.

See the Appendix – Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross withdrawal.
Guaranteed Minimum Accumulation Benefit. After the waiting period (ten years or seven years after You elect the rider, depending on the waiting period elected), and on the guaranteed future value date, if the Policy Value is less than the guaranteed future value, we will calculate an amount equal to the difference between Your Policy Value (the Policy Value will then be subject to investment risk) and the guaranteed future value, and this amount will be added on the guaranteed future value date. This addition will not be considered premium and will not increase Your withdrawal base or any other Policy benefits. After the guaranteed future value date, the guaranteed future value will be zero, unless an optional reset is elected.
Example. Assume You are age 65 and make a single premium payment of $100,000, the guaranteed future value is $100,000 and the protection level percentage is 100%. You do not take any withdrawals or add any additional premium payments. If, on the guaranteed future value date, Your Policy Value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 x 100% - $90,000) to Your Policy Value.
Optional Reset. On each rider anniversary, up to and including the rider anniversary on or following the Annuitant’s (or the Annuitant’s spouse’s, if older and the joint life option is elected) 85th birthday You may elect to reset the guaranteed future value date and the guaranteed future value once each rider year. Upon optional reset, the waiting period originally elected (ten years or seven years) will begin from the most recent rider anniversary. The guaranteed future value will be set to equal the Policy Value multiplied by the protection level percentage as of the date the reset election is processed.
Your request must be received, in a manner acceptable to us, no later than 30 days following the most recent rider anniversary. The optional reset does not require termination of the existing rider. The existing rider will continue with the same rider effective date and features.
At the time of an optional reset the protection level percentage may be changed, but will never be less than the minimum protection level percentage disclosed. Additionally, the rider fee percentage may be changed at the time of an optional reset, but the fee percentage will never be more than the maximum fee percentage in effect when the rider was elected.
The optional reset will only impact the Guaranteed Minimum Accumulation Benefit and does not impact the Guaranteed Lifetime Withdrawal Benefit or any other values of the Policy.
You have the right to revoke an optional reset within 30 days following the date on which the optional reset was effective, if the rider fee percentage increases beyond the rider fee percentage immediately prior to the rider anniversary, or the protection level percentage decreases. If You revoke an optional reset, You must notify us in a manner acceptable to us, however, You will remain eligible for future optional resets. If an optional reset is revoked, the guaranteed future value date, guaranteed future value, rider fee percentages and protection level percentages will be reversed to the values and dates that were in effect for Your rider immediately prior to the election of the optional reset.
Example. Assume You are age 65 and make a single premium payment of $100,000 on January 31st of the current year with a 10 year waiting period. The guaranteed future value date will be set to 10 years from that date and the guaranteed future value is $100,000 assuming a protection level percentage is 100%. On the first rider anniversary, Your Policy Value has increased to $110,000 and You choose an optional reset. This results in a new guaranteed future value date 10 years from the date of the optional reset and a new guaranteed future value of $110,000 assuming the protection level percentage remains at 100%.
Please note: You do not have any protection under the Guaranteed Minimum Accumulation Benefit unless You hold the Policy with the rider until the end of the applicable waiting period. If You think that You may terminate the Policy or elect to start receiving annuity payments (or if You must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in Your best interests.
Transamerica Principal OptimizerSM - Guaranteed Lifetime Withdrawal Benefit
If You elect the Transamerica Principal OptimizerSM rider, You can receive up to the rider withdrawal amount each rider year. Such rider withdrawal amounts will first be made as withdrawals from Your Policy Value (excluding the Stable Account until other Investment Options are depleted of value). If Your Policy Value goes to zero by other than an excess withdrawal, rider withdrawal amounts will continue as payments from us. Rider withdrawal amounts may begin the rider year immediately following the Annuitant’s (or the Annuitant’s spouse if younger and the joint life option is elected) attainment of the minimum benefit age, and may last until the Annuitant’s (or surviving spouse’s if joint life option is elected) death unless Your withdrawal base is reduced to zero because of an “excess withdrawal.” See Withdrawal Base Adjustments section below for more information. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine Your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with Your prospectus. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233836 for TLIC and 333-233840 for TFLIC).
Of course, You can always withdraw an amount up to Your Cash Value pursuant to Your right under the Policy although withdrawals that are excess withdrawals will reduce Your withdrawal base and future GLWBs. See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Principal OptimizerSM - Rider Withdrawal Amount
You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from Your Policy without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has not attained the minimum benefit age on the rider date and remains zero until the first day of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for the applicable minimum benefit age and withdrawal percentages. Surrender charges may apply if Your rider withdrawal amount exceeds Your Surrender Charge Free Amount.
For qualified policies: If the plan participant (generally the Annuitant) attains age 73 (age 72 if the Annuitant attained age 72 before 1/1/2023, or age 70½ if the Annuitant attained 70½ before 1/1/2020), the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•
the rider withdrawal amount described above; or
•
an amount equal to any minimum required distribution amount, if any. For riders added on the Policy Date, the minimum required distribution during the first rider year is based on the initial premium (initial premium could include premium from transfers received after the Policy effective date, but must be deemed initial premium). For riders added after the Policy Date, if the Policy to which the rider is attached was in force on December 31st of the previous year, the minimum required distribution for the first rider year is calculated using the year-end Policy Value plus any actuarial present value from the previous year. For riders added after the Policy Date and the Policy to which the rider is attached was not in force on December 31st of the previous year, the minimum required distribution for the first rider year is based on the Policy Value on the rider date. The minimum required distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:
a.
the Policy to which this rider is attached is a tax-qualified Policy for which the IRS minimum required distributions are required,
b.
the minimum required distributions do not start prior to the Annuitant’s attained age of 73 (age 72 if the Annuitant attained age 72 before 1/1/2023, or age 70½ if the Annuitant attained 70½ before 1/1/2020),
c.
the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,
d.
the minimum required distributions are based on age of the living Annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,
e.
the minimum required distributions are based only on the Policy to which this rider is attached,
f.
the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and
g.
If an excess withdrawal is taken in the previous rider year, the minimum required distribution will not be used in calculating the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will be treated as an excess under the rider.
If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If Your Policy Value reaches zero:
•
by means other than an excess withdrawal, then You cannot make premium payments and all other Policy features, benefits and guarantees (except those provided by this rider) are terminated. If Your Policy Value reaches zero by means other than an excess withdrawal, and the rider remains in force, we will, unless otherwise instructed, make payments using the current payment instructions on file with us that are equal to the rider withdrawal amount divided by the frequency of payments. If the Annuitant (or younger of Annuitant or Annuitant’s spouse if the joint option is elected) has attained the minimum benefit age and a systematic payout option is not active at the time the Policy Value equals zero, a payment will be established. Unless instructed otherwise, the default frequency will be monthly, unless the amount does not meet the minimum systematic payout requirements in Your Policy. If that occurs, we reserve the right to change the frequency and amount in order to meet the minimum systematic payout requirements. If the minimum benefit age has not been attained, payments will begin on the rider anniversary following the attainment of the minimum benefit age. Once the payment amount and frequency are established, they cannot be changed and no additional withdrawals will be allowed. Furthermore, any remaining minimum required Cash Value will be paid on the later of the Annuitant’s or the Annuitant’s spouse’s death.
•
due to an excess withdrawal, then Your Policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause Your Policy Value to equal zero will not terminate the rider.
Please note:
•
If the rider is added prior to the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) attaining the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age, however, You will still be charged a rider fee upon electing the rider.
•
Any amount withdrawn in a rider year (including any surrender charge) in excess of the rider withdrawal amount is an excess withdrawal.
•
The rider year begins on the rider date and thereafter on each rider anniversary.
•
You cannot carry over any portion of Your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if You do not take the entire rider withdrawal amount during a rider year, You cannot take more than the rider withdrawal amount in the next rider year and maintain the riders’ guarantees.
•
We will not refund charges that have been paid up to the point of terminating the Policy or receiving annuity payments.
•
Excess withdrawals may cause You to lose the benefit of the rider.
•
The select and flexible Investment Options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing Policy Owners with an active rider.
Withdrawals under the Guaranteed Lifetime Withdrawal Benefit also:
•
reduce Your Policy Value;
•
reduce the guaranteed future value;
•
reduce Your death benefit and other benefits;
•
may be subject to surrender charges if the withdrawal is greater than the Surrender Charge Free Amount;
•
may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Please note: For policies issued in the state of New York, Please see Other Information – State Variations section for rider availability.
Rate Sheet Prospectus Supplement
The rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages are disclosed in the Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233836 for TLIC and 333-233840 for TFLIC).
The rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages set forth in the Rate Sheet Prospectus Supplement may not be superseded or changed until a new Rate Sheet Prospectus Supplement is filed at least 10 Business Days prior to the effective date of the new Rate Sheet Prospectus Supplement.
For riders issued as part of the new Policy application process: In order to receive the applicable rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages, Your application must be signed while the Rate Sheet Prospectus Supplement is effective, we must receive Your completed application within 7 calendar days from the date that the supplement is no longer effective, and the Policy must be funded within 60 calendar days from the date that the supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the Policy with the applicable rates in effect at that time.
For riders issued to existing Policy Owners: In order to receive the applicable rider fee percentages, valuation frequency, minimum benefit age, protection level percentage, required allocations and withdrawal percentages age, Your rider election form must be signed and received in good order while the Rate Sheet Prospectus Supplement is in effect. If Your rider election form is received in good order after the Rate Sheet Prospectus Supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-Business Days or after our close of business will get next-day pricing.
Transamerica Principal OptimizerSM – Withdrawal Percentage
We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the Annuitant’s age (or the Annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the Annuitant’s (or the Annuitant's spouse's if younger and the joint life option is elected) attainment of the minimum benefit age.
The withdrawal percentage is disclosed in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233836 for TLIC and 333-233840 for TFLIC).
Please note: Once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and You had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section below.
Transamerica Principal OptimizerSM – Withdrawal Base
We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the Policy Value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
On each rider anniversary, the withdrawal base will equal the greatest of:
1. the current withdrawal base;
2. the Policy Value on the rider anniversary; and
3. the highest Policy Value in the previous year based on the valuation frequency. (see Automatic Step-Up below).
Item 3 above will be zero if there have been any excess withdrawals in the current rider year.
See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders which illustrates the hypothetical example of the withdrawal base calculation.
Please note:
•
We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•
Your withdrawal base is not a Cash Value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any Subaccount, and it is not a guarantee of Policy Value.
•
Because the withdrawal base is generally equal to the Policy Value on the rider date, the rider withdrawal amount may be lower if You delay electing the rider and the Policy Value decreases before You elect the rider.
Transamerica Principal OptimizerSM – Automatic Step-Up
On each rider anniversary the rider will receive an automatic step-up if the withdrawal base is set equal to item 2 or 3 from Transamerica Principal OptimizerSM – Withdrawal Base section above. If neither value is greater than the current withdrawal base no automatic step-up will occur. If the withdrawal percentage has been established due to a previous withdrawal, the withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will increase if You have crossed into another age band prior to the automatic step-up. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233836 for TLIC and 333-233840 for TFLIC). Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, You have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that You do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive Your rejection (each time You elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any automatic step-up that You opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Transamerica Principal OptimizerSM – Withdrawal Base Adjustments
Cumulative gross withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the Policy Value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the Policy Value when the Policy Value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the Policy Value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the Policy Value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If You take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because Your regular or scheduled withdrawals may thereafter all be excess withdrawals that reduce or eliminate Your benefit on an accelerated basis.
Example. Assume You are the Owner and Annuitant and You make a single premium payment of $100,000 when You are 66 years old. Further assume that You do not take any withdrawals or add any additional premium payments, and no automatic step-ups occurred, but that after six years Your Policy Value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of Your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that:
•
You take Your first withdrawal when You are age 72;
•
You do not withdraw more than the rider withdrawal amount in any one year; and;
•
there are no future automatic step-ups.
Example continued. Assume the same facts as above, but You withdraw $10,000 when You are 72 years old. That excess withdrawal decreases Your future rider withdrawal amount to $5,714.
Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis.
Adjusted Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount.
Excess withdrawal amount $10,000 - $6,000 = $4,000
Withdrawal base = $100,000
Policy Value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000
Adjusted withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90
New withdrawal base $100,000 - $4,761.90 = $95,238.10
New rider withdrawal amount $95,238.10 * 6% = $5,714.29
See the Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Principal OptimizerSM – Required Allocations
If You elect this rider, a certain percentage of Your Policy Value on the rider date must be allocated to the Stable Account, the select Investment Options and the flexible Investment Options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233836 for TLIC and 333-233840 for TFLIC). After the rider date, the allocation of all subsequent premium payments must also comply with the required allocations for premium payments table contained in the Rate Sheet Prospectus Supplement.

In addition, if You elect this rider, any transfers to and from the select Investment Options and the flexible Investment Options must comply with the required allocation percentages for rebalancing specified in the Rate Sheet Prospectus Supplement in effect at the time You elect this rider. Any transfers to and from the select Investment Options and flexible Investment Options will be validated using the prior day’s Policy Values to ensure compliance with the required allocation percentages for rebalancing at the time of the request. Transfer requests that do not comply with the required allocation percentages for rebalancing will be deemed not in good order. Changes in Policy Values due to market movements on other dates will not be treated as a violation of the required allocations.
Transfers to and from the Stable Account (described below) are not permitted. Withdrawals from the Stable Account are not permitted until all other Investment Options are depleted of value. Withdrawals from the flexible Investment Options and select Investment Options will be deducted on a pro-rata basis. If You do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive Written Notice from You requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
Enrollment in dollar cost averaging is not available while this rider is in effect.
The Stable Account. The Stable Account is a Fixed Account option under Your Policy. Premium payments allocated and amounts transferred to the Stable Account become part of our general account. Interests in the general account have not been registered under the 1933 Act, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
Allocations applied to the Stable Account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the Stable Account. The interest credited to the Stable Account will not be less than the guaranteed minimum effective annual interest rate shown on Your rider pages (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum.
Withdrawals, surrenders, or transfers (upon termination) from the Stable Account will not be subject to an Excess Interest Adjustment.
Upon termination of the rider, all amounts in the Stable Account will be transferred to the money market Subaccount available under Your Policy and no additional premium payments will be allowed into the Stable Account. Owners are permitted to provide instructions as to the allocation of the Stable Account proceeds contained in the money market Subaccount to one or more Subaccounts, but such instructions will not be effective prior to the Business Day after rider termination.
We guarantee that upon full surrender Your Cash Value attributable to the Fixed Account will not be less than the amount required by the applicable state nonforfeiture law at the time the Policy is issued.
Select and Flexible Investment Options. As described above, if You elect this rider, You must allocate a certain percentage of Your premium payments and Policy Value to the available flexible Investment Options and select Investment Options. A complete listing of Investment Options designated as flexible Investment Options and select Investment Options appears in the “Appendix – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Investment Options”. You will be notified if there are changes made to the Investment Options within the designated group. Requiring that You allocate a certain percentage of Your premium payments and Policy Value to the designated Investment Options, some of which invest in underlying fund portfolios that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date Your rider fee is deducted. If the day rebalancing takes place is not a Business Day, the value of the Accumulation Units redeemed or purchased due to rebalancing will be determined as of the next Business Day. We will automatically transfer amounts among Subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instructions for new premium payments.
You will be notified in writing that the required rebalance has been set up, and what the calculated rebalance allocation percentages are prior to the first quarter rebalancing. You may request changes to Your rebalancing allocation instructions before the prior instructions are implemented if we receive notice of Your request in good order prior to the close of the New York Stock Exchange on the day the rebalance is processed. Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instruction for new premium payments. You may request changes to Your rebalancing allocation instructions while this rider remains effective as long as they comply with the required allocations for rebalancing. Rebalancing will not cease upon the request of any transfer.
See Appendix – Guaranteed Lifetime Withdrawal Benefit - Transamerica Income EdgeSM 1.2 and Transamerica Principal OptimizerSM - Rebalancing Examples which illustrates the initial calculation of rebalancing allocation percentages as well as the rebalancing process.
Please note:
•
If You do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See Transamerica Principal OptimizerSM Rider – Termination, below.)
•
We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect Policy Owners with an active rider.
•
If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible Investment Option. If this occurs, You will be required to reallocate values in the affected Investment Option to other flexible and select Investment Options in order to meet the allocation requirements. We will provide notice to You if a select or flexible Investment Option will be eliminated and reallocation is required. If You do not provide us with new instructions in the time specified in our notice, we will move Your money in the affected option to the money market Subaccount to the extent permitted by applicable law.
Transamerica Principal OptimizerSM - Joint Life Option
If You elect the Transamerica Principal OptimizerSM rider, then You can also elect to postpone termination of the rider until the later of the Annuitant or Annuitant’s spouse’s death (only if the Annuitant’s spouse is eligible to and elects to continue the Policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If You elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount may be lower than under the single life option. The withdrawal percentage that is used to determine Your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with Your prospectus. This option may not be permitted in the case of certain non-natural Owners. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233836 for TLIC and 333-233840 for TFLIC).
Please note: If You elect this option:
•
The withdrawal percentage for each “age at the time of the first withdrawal” may be lower if You elect the joint life option.
•
The rider fee may be greater if You elect the joint life option.
•
The Annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the Annuitant's spouse) must be either a joint Owner along with the Annuitant or the sole primary beneficiary (and there is no joint Owner). (Please see Spousal Continuation section for more detail regarding Annuitant's spouse).
•
A former spouse of the Annuitant cannot continue to keep the Policy in force if no longer married to the Annuitant at the time of the Annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•
The Annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•
The rider withdrawal percentage is based on the age of the younger of the Annuitant and Annuitant’s spouse.
•
The rider’s issue ages may vary if You elect this option.
Transamerica Principal OptimizerSM Fees
The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a Subaccount on a day which is not a Business Day, the value of Accumulation Units redeemed will be determined as of the next Business Day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for additional premium payments, excess withdrawals and optional resets of the Guaranteed Future Value made during the rider quarter. The fee may also be adjusted for non-excess withdrawals made during the rider quarter. It will be deducted automatically from the flexible Investment Options and the select Investment Options on a pro rata basis at the end of each rider quarter. After those Investment Options are depleted of value, the rider fee will be deducted from the Stable Account.

The rider fee percentage may change after the first rider anniversary due to an automatic step-up or election of the optional reset. Your rider fee may increase (or decrease) at the time of any automatic step-up or optional reset. See Automatic Step-Up or Optional Reset sections. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider. The current rider fee percentage will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233836 for TLIC and 333-233840 for TFLIC).
For riders issued as part of the new Policy application process: In order for the rider percentage fee disclosed in the applicable Rate Sheet Prospectus supplement to apply, Your application must be signed on or after the date set forth in the applicable Rate Sheet Prospectus Supplement and must be received in good order within 7 calendar days and funded within 60 calendar days from the date the Rate Sheet Prospectus Supplement is no longer in effect.
For riders issued to existing Policy Owners: In order for the rider fee percentage disclosed in the application Rate Sheet Prospectus Supplement to apply, Your rider election form must be signed and received while the applicable Rate Sheet Prospectus Supplement is in effect.
You should not elect this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at (800)525-6205 to receive a Rate Sheet Prospectus Supplement applicable to You.
On an annual basis, in general terms, the rider fee is the rider fee percentage multiplied by the rider fee basis. The rider fee basis is the greater of the withdrawal base and the guaranteed future value. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:
(A)
is the rider fee basis;
(B)
is the rider fee percentage; and
(C)
is the number of days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Rider Fee Basis = Maximum of Withdrawal Base of $100,000 and Guaranteed Future Value of $105,000; Rider Fee percentage = 1.40%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 105,000*0.0140*(91/365)
= 1,470*(91/365)
= $366.49
A portion of the rider fee will be assessed upon full surrender of the Policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the next rider quarter and ending on the date of termination.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up or at election of an optional reset. See Automatic Step-Up section and Optional Reset section. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233836 for TLIC and 333-233840 for TFLIC). Please contact Your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended.
Each time an optional reset results in a rider fee percentage increase, You will have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentages and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that You do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive Your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Each time an automatic step-up results in a rider fee percentage increase beyond the rider fee percentage immediately prior to the rider anniversary, You will have the option to revoke the optional reset and reinstate the guaranteed future value date, guaranteed future value, rider fee percentages and protection level percentages to their respective values and dates that were in effect immediately prior to the election of the optional reset, provided You do so within 30 days following the date on which the optional reset was effective. We must receive Your revocation, in a manner acceptable to us, within the 30 day period following the date on which the optional reset was effective.
Please note regarding the rider fee:
•
Because the rider fee is a percentage of the rider fee basis and the rider fee basis is the greater of the withdrawal base and the guaranteed future value, the rider fee could be a much higher percentage of Your Policy Value, particularly in the event that Your Policy Value decreases significantly.

•
Because the rider fee is a percentage of the rider fee basis, and the rider fee basis is the greater of the withdrawal basis and the guaranteed future value, the amount of the rider fee we deduct will increase if the withdrawal base or guaranteed future value increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments, Excess Withdrawals and Optional Resets. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals and optional resets of the guaranteed future value made during the rider quarter, because these events will change the withdrawal base and guaranteed future value. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected. The fee may be adjusted for non-excess withdrawals made during the rider quarter.
The rider fee adjustment is calculated by multiplying (A) by (B) by (C) where:
(A)
is the rider fee basis change (i.e. rider fee basis after the transaction minus the rider fee basis before the transaction);
(B)
is the rider fee percentage; and
(C)
is the number of days remaining in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0140*(20/365)
= 140*(20/365)
= $7.67
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 366.49 + 7.627
= $374.16
The following two examples use assumed fees and values. The assumed rider year is not a leap year.
Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming rider fee basis of $115,000 (maximum of Withdrawal Base of $110,000 and Guaranteed Future Value of $115,000) and a fee percentage of 1.40%.
= 115,000*0.0140*(91/365)
= 1,610*(91/365)
= $401.40
Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base and guaranteed future value. Assuming beginning values as in example 3, plus adjustment for gross withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% of Policy Value of $93,500 prior to the transaction and change in rider fee basis as follows:
Withdrawal Base Adjustment
Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500
Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500
Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625
The new withdrawal base = $110,000 - $5,625 = $104,375
Guaranteed Future Value Adjustment
Guaranteed Future Value Adjustment = Maximum of Gross Withdrawal amount and Pro-Rata Withdrawal Amount (Gross Withdrawal * Guaranteed Future Value prior to withdrawal/Policy Value prior to withdrawal) = Maximum of $10,000 * $115,000/ $93,500) = Maximum of $10,000 and $12,299.47 = $12,299.47
The new guaranteed future value = $115,000 - $12,299.47 = $102,700.53
The Rider Fee Basis after the transaction = Maximum of the Withdrawal Base after the transaction ($104,375) or the Guaranteed Future Value after the transaction ($102,700.53) = $104,375, minus maximum of the Withdrawal Base before the transaction ($110,000) or the Guaranteed Future Value before the transaction ($115,000 ($104,375 - $115,000) = $-10,625.
Fee adjustment as follows:
= $-10,625 * 0.0140 * (40/365)
= $-148.75 * (40/365)
= $-16.30

The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments):
= $401.40 - $16.30
= $385.10
Transamerica Principal OptimizerSM Issue Requirements
We will not issue the Transamerica Principal OptimizerSM rider if:
•
the Annuitant is age 86 or older (lower if required by state law); or
•
in New York, the Annuitant is younger than the applicable minimum age; or
•
the Annuitant is not an Owner (except in the case of non-natural Owners); or
•
there are more than two Owners.
Furthermore, if the joint life option is elected, we will not issue the Transamerica Principal OptimizerSM rider if:
•
the Annuitant’s spouse is 86 or older (lower if required by state law); or
•
in New York, the Annuitant’s spouse is younger than the applicable minimum age; or
•
the Annuitant’s spouse is not a joint Owner along with the Annuitant; or
•
the Annuitant’s spouse is not the sole primary beneficiary (and there is no joint Owner).
The use of joint life option may not be permitted in the case of certain non-natural Owners.
Termination
The Transamerica Principal OptimizerSM rider will terminate upon the earliest of the following:
•
the date we receive Written Notice from You requesting termination of the rider if such notice is received before midnight of the 30th calendar day after You receive the rider;
•
the date we receive Written Notice from You in good order requesting termination of the Transamerica Principal OptimizerSM rider if such notice is received by us during the 30 days following the fifth rider anniversary and every fifth rider anniversary thereafter;
•
the date of Annuitization (however, if You have reached Your maximum Annuity Commencement Date You may choose an Annuitization option which guarantees You lifetime payments in an amount equal to Your rider withdrawal amount);
•
on or after the Policy Value reaching zero, the date of the Annuitant’s death (or if the joint life option is elected, the later of the Annuitant’s or Annuitant’s spouse’s death);
•
the date the Policy to which this rider is attached changes ownership or assignment which violates the Owner and Annuitant relationship requirements contained in the rider;
•
the date an excess withdrawal reduces Your Policy Value to zero;
•
prior to the Policy Value reaching zero, the date on which we receive in good order, required information to process a death claim for the Annuitant (or if the joint life option is elected, the later of the Annuitant’s or Annuitant’s spouse’s death); or
•
termination of Your Policy.
Please note: This rider terminates upon Annuitization and there is a maximum Annuity Commencement Date at which time Your Policy will be Annuitized according to its terms. However, if You have reached Your maximum Annuity Commencement Date, we will allow You to Annuitize Your Policy and elect to receive lifetime annuity payments which are at least equal to Your rider withdrawal amount. Please contact us for more information concerning Your options.

Transamerica Income EdgeSM 1.2 Rider
If You elect the Transamerica Income EdgeSM 1.2 rider identified below, which provides certain guaranteed benefits, the Company requires a certain percentage of Your Policy Value to be allocated to the Stable Account, with the remainder to be allocated to the select Investment Options and flexible Investment Options. One or more of the select Investment Options and flexible Investment
Options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit
Your participation in market gains; this may conflict with Your investment objectives by limiting Your ability to maximize potential growth of Your Policy Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing Policy Owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, You should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect Your Policy Value and rider benefits. The Company’s requirement to invest in accordance with the required allocations, which may include volatility control strategies, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to You. You should carefully evaluate with Your financial professional whether to allocate to Subaccounts that invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on Your investment objectives, Your Policy
Value and the benefits under the Transamerica Income EdgeSM 1.2 rider. If You determine that underlying fund portfolios with volatility control strategies are not consistent with Your investment objectives, other Investment Options are available under the
Transamerica Income EdgeSM 1.2 rider that do not invest in underlying fund portfolios that utilize volatility control strategies.

Transamerica Income EdgeSM 1.2 - Summary
You may elect to purchase the optional Transamerica Income EdgeSM 1.2 rider, which provides You with: (1) a Guaranteed Lifetime Withdrawal Benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that You allocate a certain percentage of Your Policy Value to the Stable Account and to select Investment Options and flexible Investment Options some of which are designed to help manage our risk and support the guarantees under the rider. If you elect to purchase the Transamerica Income EdgeSM 1.2 rider You cannot elect the Transamerica Principal OptimizerSM, Retirement Income Choice® 1.7 or Retirement Income Max® 1.2 riders. The tax rules for qualified policies may limit the value of this rider. Please Note: There are Investment Restrictions associated with this benefit that can limit participation in market gains. Withdrawals taken in excess of the prescribed limits (rider withdrawal amount) will reduce the amount of the benefit and may eliminate the benefit altogether, if the amount of the excess withdrawal exceeds the Policy Value at the time of the withdrawal. The fee for the rider will not be reduced for any investment losses to Policy Value and, in fact, may be increased if there are withdrawals taken in excess of the rider withdrawal amount. Withdrawals taken while the Policy Value is greater than zero are withdrawals of the Owner’s own money (not the Company’s). Please consult a qualified financial professional before electing the Transamerica Income EdgeSM 1.2 rider for a qualified Policy.
Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The benefits under the Transamerica Income EdgeSM 1.2 rider are based on our claims-paying ability.
The Transamerica Income EdgeSM 1.2 rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
If You elect the Transamerica Income EdgeSM 1.2 rider, You can receive up to the rider withdrawal amount each rider year. Such rider withdrawal amounts will first be made as withdrawals from Your Policy Value (excluding the Stable Account until other Investment Options are depleted of value). If Your Policy Value goes to zero by means other than an excess withdrawal, rider withdrawal amounts will continue as payments from us. Rider withdrawal amounts may begin the rider year immediately following the Annuitant’s (or Annuitant’s spouse if younger and the joint life option is elected) attainment of the minimum benefit age, and may last until the Annuitant’s (or surviving spouse’s if joint life option is elected) death unless Your withdrawal base is reduced to zero because of an “excess withdrawal.” See Withdrawal Base Adjustments section below for more information. A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage that is used to determine

Your rider withdrawal amount and required allocations will be disclosed in a Rate Sheet Prospectus Supplement included with Your prospectus. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233836 for TLIC and 333-233840 for TFLIC).
Of course, You can always withdraw an amount up to Your Cash Value pursuant to Your rights under the Policy although withdrawals that are excess withdrawals will reduce Your withdrawal base and future GLWBs. See Appendix - Hypothetical Adjusted Withdrawals - Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail.
If You elect the Transamerica Income EdgeSM 1.2 rider, a certain percentage of Your Policy Value on the rider date must be allocated to the Stable Account, the select Investment Options and the flexible Investment Options, as specified in the applicable Rate Sheet Prospectus Supplement. Transfers to and from the Stable Account are not permitted. Withdrawals from the Stable Account are not permitted until all other Investment Options are depleted of value. Withdrawals from the flexible Investment Options and select Investment Options will be deducted on a pro-rata basis from each Investment Option You have allocated to. If You do not wish to maintain the required allocation percentages for the Investment Options, the rider must be terminated, subject to the termination restrictions and requirements of the rider, prior to making any transfer. Additional detail regarding the required allocations is provided in the Required Allocations section, below.
Please note:
•
You will begin paying the rider charge as of the rider date, even if You do not begin taking withdrawals for many years. We will not refund the charges You have paid under the rider if You never choose to take withdrawals and/or if You never receive any payments under the rider.
•
We have designed this rider to allow for withdrawals from Your Policy Value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if You plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•
The longer You wait to start making withdrawals under the benefit, the less time You have to benefit from the guarantee because of decreasing life expectancy as You age. On the other hand, the longer You wait to begin making withdrawals, the higher Your withdrawal percentage may be, and the more opportunities You will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that You will not begin making withdrawals at the most financially beneficial time for You.
•
Because the Guaranteed Lifetime Withdrawal Benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for You if You do not foresee a need for liquidity and Your primary objective is to take maximum advantage of the tax deferral aspect of the Policy.
•
All Policy Value must be allocated to the select and flexible Investment Options and the Stable Account, subject to specified allocation percentages as provided in the Rate Sheet Prospectus Supplement. You should consult with Your financial professional to assist You in determining whether these Investment Options and required allocations are suited for Your financial needs and risk tolerance.
•
Any withdrawal in any rider year that is in excess of the rider withdrawal amount (including any surrender charge or Excess Interest Adjustment) is an excess withdrawal. The rider year begins on the rider date and thereafter on each rider anniversary.
•
An excess withdrawal will impact the withdrawal base on a greater than dollar-for-dollar basis when the Policy Value, after the rider withdrawal amount is withdrawn, is less than the rider withdrawal base and may eliminate the benefit. See Appendix – Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders.
•
Upon receiving due proof of death of the Annuitant (or the death of the surviving spouse if the joint option is elected), the Transamerica Income EdgeSM 1.2 rider terminates and all benefits thereunder cease.
•
You may terminate the rider by providing Written Notice to us requesting termination during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter. See Termination section, below.
•
If Your Policy Value reaches zero, the Company may require satisfactory evidence a person is alive if a payment is based on that person being alive. For example, a notarized letter may be provided as satisfactory evidence a person is living.
•
We will not refund charges that have been paid up to the point of terminating the Policy or receiving annuity payments.
•
The tax rules for qualified policies may limit the value of this rider. Please consult a financial professional before electing the Transamerica Income EdgeSM 1.2 rider for a qualified Policy.
•
Withdrawals up to the rider withdrawal amount are not subject to an Excess Interest Adjustment.
Like all withdrawals, withdrawals up to the rider withdrawal amount, while this rider is in effect also:
•
reduce Your Policy Value by the amount of the withdrawal;

•
reduce Your base Policy death benefit and other benefits;
•
may be subject to surrender charges if the withdrawal is greater than the Surrender Charge Free Amount;
•
may be subject to income taxes and federal tax penalties (see TAX INFORMATION); and
•
may be limited or restricted under certain qualified policies. (see TAX INFORMATION – Qualified Policies and TAX INFORMATION – Optional Living Benefits)
Transamerica Income EdgeSM 1.2 - Rider Withdrawal Amount
You can withdraw up to the rider withdrawal amount in any rider year (after attainment of the minimum benefit age) from Your Policy Value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the Annuitant (or the Annuitant's spouse if younger and the joint life option is elected) has not attained the minimum benefit age on the rider date and remains zero until the first day of the rider year after the Annuitant (or the Annuitant's spouse if younger and the joint life option is elected) has attained the minimum benefit age. On the first day of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage. See applicable Rate Sheet Prospectus Supplement for additional information. Surrender charges may apply if Your rider withdrawal amount exceeds Your Surrender Charge Free Amount.
For qualified policies: If the plan participant (generally the Annuitant) attains age 73 (age 72 if the Annuitant attained age 72 before 1/1/2023, or age 70½ if the Annuitant attained 70½ before 1/1/2020), the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•
the rider withdrawal amount described above; or
•
an amount equal to any minimum required distribution amount, if any. For riders added on the Policy Date, the minimum required distribution during the first rider year is based on the initial premium (initial premium could include premium from transfers received after the Policy effective date, but must be deemed initial premium). For riders added after the Policy Date, if the Policy to which the rider is attached was in force on December 31st of the previous year, the minimum required distribution for the first rider year is calculated using the year-end Policy Value plus any actuarial present value from the previous year. For riders added after the Policy Date and the Policy to which the rider is attached was not in force on December 31st of the previous year, the minimum required distribution for the first rider year is based on the Policy Value on the rider date. The minimum required distribution is calculated based on the rules established by the IRS. The minimum required distribution may only be used if all of the following are true:
a.
the Policy to which this rider is attached is a tax-qualified Policy for which the IRS minimum required distributions are required,
b.
the minimum required distributions do not start prior to the Annuitant’s attained age of 73 (age 72 if the Annuitant attained age 72 before 1/1/2023, or age 70 ½ if the Annuitant attained 70½ before 1/1/2020),
c.
the minimum required distributions are based on either the Uniform Lifetime table or the Joint Life and Last Survivor Expectancy table,
d.
the minimum required distributions are based on age of the living Annuitant. The minimum required distributions cannot be based on the age of someone who is deceased,
e.
the minimum required distributions are based only on the Policy to which this rider is attached,
f.
the minimum required distributions are only for the current rider year. Amounts carried over from past rider years are not considered, and
g.
if an excess withdrawal is taken in the previous rider year, the minimum required distribution will not be used in calculating the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If any of the above are not true, then the minimum required distribution is equal to zero and it is not available as a rider withdrawal amount.
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If Your Policy Value reaches zero:
•
by means other than an excess withdrawal, then You cannot make premium payments and all other Policy features, benefits and guarantees (except those provided by this rider) are terminated. If Your Policy Value reaches zero by means other than an excess withdrawal, and the rider remains in force, we will, unless otherwise instructed, make payments using the current payment instructions on file with us that are equal to the rider withdrawal amount divided by the frequency of payments. If the Annuitant (or younger of Annuitant or Annuitant’s spouse if the joint option is elected) has attained the minimum benefit age and a systematic payout option is not active at the time the Policy Value equals zero, a payment will be established. Unless instructed otherwise, the default frequency will be monthly, unless the amount does not meet the minimum systematic payout requirements in Your Policy. If that occurs, we reserve the right to change the frequency and amount in order to meet the minimum systematic payout requirements. If the minimum benefit age has not been attained, payments will begin on the rider anniversary following the attainment of the minimum benefit age.
•
due to an excess withdrawal, then Your Policy will terminate resulting in the termination of this rider. An excess withdrawal that does not cause Your Policy Value to equal zero will not terminate the rider.
Please note:
•
If the rider is added prior to the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) having attained the minimum benefit age, the rider withdrawal amount will be zero until the beginning of the rider year after the Annuitant (or the Annuitant’s spouse if younger and the joint life option is elected) has attained the minimum benefit age birthday, however, You will still be charged a rider fee upon electing the rider.
•
The rider year begins on the rider date and thereafter on each rider anniversary.
•
You cannot carry over any portion of Your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if You do not take the entire rider withdrawal amount during a rider year, You cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•
Excess withdrawals may cause You to lose the benefit of the rider.
•
Any amount withdrawn in a rider year (including any surrender charge, if applicable) in excess of the rider withdrawal amount is an excess withdrawal.
•
The select and flexible Investment Options may be changed by us in the future. Any changes to investment allocation requirements will not affect existing Policy Owners with an active rider.
Rate Sheet Prospectus Supplement
The rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages are disclosed in the Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233836 for TLIC and 333-233840 for TFLIC).
The rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages set forth in the Rate Sheet Prospectus Supplement may not be superseded or changed until a new Rate Sheet Prospectus Supplement is filed at least 10 Business Days prior to the effective date of the new Rate Sheet Prospectus Supplement.
For riders issued as part of the new Policy application process: In order to receive the applicable rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages, Your application must be signed while the Rate Sheet Prospectus Supplement is effective, we must receive Your completed application within 7 calendar days from the date that the supplement is no longer effective, and the Policy must be funded within 60 calendar days from the date that the supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the Policy with the applicable rates in effect at that time.
For riders issued to existing Policy Owners: In order to receive the applicable rider fee percentage, valuation frequency, minimum benefit age, required allocations and withdrawal percentages, Your rider election form must be signed and received in good order while the Rate Sheet Prospectus Supplement is in effect. If Your rider election form is received in good order after the Rate Sheet Prospectus Supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-Business Days or after our close of business will get next-day pricing.

Transamerica Income EdgeSM 1.2 – Withdrawal Percentage
We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the Annuitant’s age (or the Annuitant's spouse's age if younger and the joint life option is elected) and rider duration at the time of the first withdrawal taken on or after the rider anniversary immediately following the Annuitant’s (or the Annuitant's spouse's if younger and the joint life option is elected) attainment of the minimum benefit age.
The withdrawal percentage is disclosed in Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233836 for TLIC and 333-233840 for TFLIC).
Please note: Once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and You have crossed into another band or duration prior to the automatic step-up. See Automatic Step - Up section below.
Transamerica Income EdgeSM 1.2 – Withdrawal Base
We use the withdrawal base to calculate the rider withdrawal amount and rider fee. The withdrawal base on the rider date is the Policy Value. During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
On each rider anniversary, the withdrawal base will equal the greatest of:
1. the current withdrawal base;
2. the Policy Value on the rider anniversary; or
3. the highest Policy Value in the previous year based on the valuation frequency. (see Automatic Step-Up section below).
Item 3 above will be zero if there have been any excess withdrawals in the current rider year.
See Appendix – Hypothetical Example of Withdrawal Base Calculation – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders which illustrates the hypothetical example of the withdrawal base calculation.
Please note:
•
We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•
Your withdrawal base is not a Cash Value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any Subaccount, and it is not a guarantee of Policy Value.
•
Because the withdrawal base is generally equal to the Policy Value on the rider date, the rider withdrawal amount may be lower if You delay electing the rider and the Policy Value decreases before You elect the rider.
Transamerica Income EdgeSM 1.2 - Automatic Step-Up
On each rider anniversary, the rider will receive an automatic step-up if the withdrawal base is set equal to the Item 2 or 3 from the Transamerica Income EdgeSM 1.2 – Withdrawal Base section above. If neither is greater than the current withdrawal base, no automatic step-up will occur. If the withdrawal percentage has been established due to a previous withdrawal, the withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will increase if You have crossed into another age band or rider year duration prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum fee percentage in effect when the rider was elected.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, You have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that You do so within 30 days after the rider anniversary on which the automatic step-up occurred. Changes as a result of the automatic step-up feature will be reversed. We must receive Your rejection (each time You elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that You have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Transamerica Income EdgeSM 1.2 - Withdrawal Base Adjustments
Cumulative gross withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the Policy Value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the Policy Value when the Policy Value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the Policy Value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See Appendix - Hypothetical Adjusted Withdrawals – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the Policy Value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If You take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because Your regular or scheduled non-excess withdrawals may thereafter become excess withdrawals that reduce or eliminate Your benefit on an accelerated basis.
Example. Assume You are the Owner and Annuitant and You make a single premium payment of $100,000 when You are 66 years old. Further assume that You do not make any withdrawals or additional premium payments, and no automatic step-ups occurred, but that after six years Your Policy Value has declined to $90,000 solely because of negative investment performance. You could receive up to $6,000 each rider year for the rest of Your life based on an assumed withdrawal percentage of 6.0% for the single life option multiplied by an assumed withdrawal base of $100,000 and assuming that:
•
You take Your first withdrawal when You are age 72
•
You do not withdraw more than the rider withdrawal amount in any one year, and
•
there are no future automatic step-ups.
Example continued. Assume the same facts as above, but You withdraw $10,000 when You are 72 years old. That excess withdrawal decreases Your future rider withdrawal amount to $5,714.
Because the withdrawal ($10,000) is in excess of the rider withdrawal amount ($6,000) it impacts the withdrawal base on a greater than dollar-for-dollar basis.
Adjusted Withdrawal = Excess Withdrawal Amount * Withdrawal Base prior to the withdrawal / Policy Value after the Rider Withdrawal Amount but prior to the Excess Withdrawal Amount.
Excess withdrawal amount $10,000 - $6,000 = $4,000
Withdrawal base = $100,000
Policy Value after the rider withdrawal amount but prior to the excess withdrawal amount $90,000 - $6,000 = $84,000
Adjusted withdrawal = $4,000 * $100,000 / $84,000 = $4,761.90
New withdrawal base $100,000 - $4,761.90 = $95,238.10
New rider withdrawal amount $95,238.10 * 6% = $5,714.29
See the Appendix - Hypothetical Adjusted Withdrawals - Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders for examples showing the effect of hypothetical withdrawals in more detail.
Transamerica Income EdgeSM 1.2 - Required Allocations
If You elect this rider, a certain percentage of Your Policy Value on the rider date must be allocated to the Stable Account, the select Investment Options and the flexible Investment Options, in accordance with the percentages specified in the Required Allocations for Premium Payments table contained in the Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233836 for TLIC and 333-233840 for TFLIC). After the rider date, the allocation of all subsequent premium payments must also comply with the required allocations for premium payments table contained in the Rate Sheet Prospectus Supplement so long as this rider is in effect.
In addition, if You elect this rider, any transfers to and from the select Investment Options and the flexible Investment Options must comply with the required allocation percentages for rebalancing specified in the Rate Sheet Prospectus Supplement in effect at the time You elect this rider. Any transfers to and from the select Investment Options and flexible Investment Options will be validated using the prior day’s Policy Values to ensure compliance with the required allocation percentages for rebalancing at the time of the request. Transfer requests that do not comply with the required allocation percentages for rebalancing will be deemed not in good order. Changes in Policy Values due to market movements on other dates will not be treated as a violation of the required allocations.
Transfers to and from the Stable Account (described below) are not permitted. Withdrawals from the Stable Account are not permitted until all other Investment Options are depleted of value. Withdrawals from the flexible Investment Options and select Investment Options will be deducted on a pro-rata basis. If You do not wish to maintain the applicable required allocation percentages, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. The rider will terminate on the date we receive Written Notice from You requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.

Enrollment in dollar cost averaging is not available while this rider is in effect.
The Stable Account. The Stable Account is a Fixed Account option under Your Policy. Premium payments allocated and amounts transferred to the Stable Account become part of our general account. Interests in the general account have not been registered under the 1933 Act, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
Allocations applied to the Stable Account will be credited interest based on a fixed rate. The interest rates will be applied in increments of at least one year measured from each premium payment date and will automatically renew and remain in the Stable Account. The interest credited to the Stable Account will not be less than the guaranteed minimum effective annual interest rate shown on Your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum.
Withdrawals, surrenders, or transfers (upon termination) from the Stable Account will not be subject to an Excess Interest Adjustment.
Upon termination of the rider, all amounts in the Stable Account will be transferred to the money market Subaccount available under Your Policy and no additional premium payments will be allowed into the Stable Account. Owners are permitted to provide instructions as to the allocation of the Stable Account proceeds contained in the money market Subaccount to one or more Subaccounts, but such instructions will not be effective prior to the Business Day after rider termination.
We guarantee that upon full surrender Your Cash Value attributable to the Fixed Account will not be less than the amount required by the applicable state nonforfeiture law at the time the Policy is issued.
Select and Flexible Investment Options. As described above, if You elect this rider, You must allocate a certain percentage of Your premium payments and Policy Value to the available flexible Investment Options and select Investment Options. A complete listing of Investment Options designated as flexible Investment Options and select Investment Options appears in the “Appendix – Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Investment Options”. You will be notified if there are changes made to the Investment Options within the designated group. Requiring that You allocate a certain percentage of Your premium payments and Policy Value to the designated Investment Options, some of which invest in underlying fund portfolios that employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Rebalancing. While this rider is effective, quarterly rebalancing is required and will take place at the end of each rider quarter on the same date Your rider fee is deducted. If the day rebalancing takes place is not a Business Day, the value of the Accumulation Units redeemed or purchased due to rebalancing will be determined as of the next Business Day. We will automatically transfer amounts among Subaccounts according to the most recent rebalancing allocation instructions on file that comply with the required allocations for rebalancing. On the rider date, Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instructions for new premium payments.
You will be notified in writing that the required rebalance has been set up, and what the calculated rebalance allocation percentages are, prior to the first quarter rebalancing. You may request changes to Your rebalancing allocation instructions before the prior instructions are implemented if we receive notice of Your request in good order prior to the close of the New York Stock Exchange on the day the rebalance is processed. Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instruction for new premium payments. You may request changes to Your rebalancing allocation instructions while this rider remains effective as long as they comply with the required allocations for rebalancing. Rebalancing will not cease upon the request of any transfer.
See Appendix – Guaranteed Lifetime Withdrawal Benefit -Transamerica Income EdgeSM 1.2 and Transamerica Principal OptimzerSM Riders - Rebalancing Examples which illustrates the initial calculation of rebalancing allocation percentage. On the rider date, Your rebalancing allocation instructions will be established using a ratio of Your current investment allocation instructions for new premium payments.
Please note:
•
If You do not wish to maintain the required allocations, the rider must be terminated, subject to the rider termination restrictions and requirements, prior to making any transfer. (See Transamerica Income EdgeSM 1.2 Rider - Termination, below.)
•
We can change the list of designated flexible and select investment groups at any time. Any changes to investment allocation requirements will not affect Policy Owners with an active rider.

•
If an underlying fund portfolio informs us that a portfolio will be liquidated or reorganized, we can eliminate the corresponding select or flexible Investment Option. If this occurs, You will be required to reallocate values in the affected Investment Option to other flexible and select Investment Options in order to meet the allocation requirements. We will provide notice to You if a select or flexible Investment Option will be eliminated and reallocation is required. If You do not provide us with new instructions in the time specified in our notice, we will move Your money in the affected option to the money market Subaccount to the extent permitted by applicable law.
Transamerica Income EdgeSM 1.2 - Joint Life Option
If You elect the Transamerica Income EdgeSM 1.2 rider, then You can also elect to postpone termination of the rider until the later of the Annuitant’s or Annuitant’s spouse’s death (only if the Annuitant’s spouse is eligible to and elects to continue the Policy, see TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements). If You elect the Joint Life option, then the withdrawal percentage used to calculate the rider withdrawal amount may be lower than under the Single Life option. The withdrawal percentage that is used to determine Your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with Your prospectus. This option may not be permitted in the case of certain non-natural Owners. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233836 for TLIC and 333-233840 for TFLIC).
Please note: If You elect this option:
•
The withdrawal percentage for each “age at the time of the first withdrawal” may be lower if You elect the joint life option.
•
The rider fee may be greater if this option is elected.
•
The Annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the Annuitant's spouse) must be either a joint Owner along with the Annuitant or the sole primary beneficiary (and there is no joint Owner). (Please see Spousal Continuation section for more detail regarding Annuitant's spouse).
•
A former spouse of the Annuitant cannot continue to keep the Policy in force if no longer married to the Annuitant at the time of the Annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•
The Annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•
The rider withdrawal percentage is based on the age of the younger of the Annuitant and Annuitant’s spouse.
•
The rider’s issue ages may vary if You elect this option.
Transamerica Income EdgeSM 1.2 Fees
The rider fee is deducted at the end of each successive rider quarter, on the same day of the month as the rider date. If a day does not exist in a given month, the first day of the following month will be used. If a rider fee is deducted from a Subaccount on a day which is not a Business Day, the value of Accumulation Units redeemed will be determined as of the next Business Day. The rider fee is calculated and stored at issue and at each subsequent rider quarter for the upcoming quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from the flexible Investment Options and the select Investment Options on a pro rata basis at the end of each rider quarter. After those Investment Options are depleted of value, the rider fee will be deducted from the Stable Account.
The rider fee percentage may change after the first rider anniversary due to an automatic step-up. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section below. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider. The current rider fee percentage will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233836 for TLIC and 333-233840 for TFLIC).
For riders issued as part of the new Policy application process: In order for the rider fee percentage disclosed in the applicable Rate Sheet Prospectus supplement to apply, Your application must be signed on or after the date set forth in the applicable Rate Sheet Prospectus Supplement and must be received in good order within 7 calendar days and funded within 60 calendar days from the date the Rate Sheet Prospectus Supplement is no longer in effect.
For riders issued to existing Policy Owners: In order for the rider fee disclosed percentage in the application Rate Sheet Prospectus Supplement to apply, Your rider election form must be signed and received while the applicable Rate Sheet Prospectus Supplement is in effect. You should not elect this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at (800)525-6205 to receive a Rate Sheet Prospectus Supplement applicable to You.
On an annual basis, in general terms, the rider fee is the rider fee percentage multiplied by the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) by (C), where:
(A)
is the withdrawal base;

(B)
is the rider fee percentage; and
(C)
is the number of days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
A portion of the rider fee will also be assessed upon full surrender of the Policy or other termination of the rider. The quarterly fee will be adjusted based on the number of days remaining until the end of the next rider quarter for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. See Automatic Step-Up section below. The rider fee percentage will not exceed the maximum fee percentage in effect when You purchased the rider. The current rider fee percentage will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are available on the EDGAR system at sec.gov (File Numbers 333-233836 for TLIC and 333-233840 for TFLIC). Please contact Your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, You will have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentages and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that You do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive Your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•
Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of Your Policy Value, particularly in the event that Your Policy Value decreases significantly.
•
Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The rider fee adjustment is calculated by multiplying (A) by (B) by (C), where:
(A)
is the withdrawal base change (i.e. withdrawal base after the transaction minus the withdrawal base before the transaction);
(B)
is the rider fee percentage; and
(C)
is the number of days remaining in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 20 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(20/365)
= 125*(20/365)
= $6.85
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= $6.85 + $311.64
= $318.49
The following two examples use assumed fees and values. The assumed rider year is not a leap year.
Example 3: Calculation for second quarter fee at beginning of second rider quarter assuming withdrawal base of $110,000 and a fee percentage of 1.25%.
= 110,000*0.0125*(91/365)
= 1,375*(91/365)
= $342.81

Example 4: Calculation for second quarter fee and an excess withdrawal that results in a pro-rata reduction in the withdrawal base. Assuming beginning values as in example 3, plus adjustment for gross withdrawal of $10,000 taken with 40 days remaining in the second rider quarter. Assumes withdrawal percentage of 5% and a Policy Value of $93,500 prior to the transaction and change in withdrawal base as follows:
Rider Withdrawal Amount (RWA) = Withdrawal Base * Withdrawal Percentage = $110,000 * .05 = $5,500
Excess Withdrawal = Difference between assumed withdrawal amount and RWA = $10,000 - $5,500 = $4,500
Withdrawal Base Adjustment = Maximum of Excess Withdrawal and Pro-Rata Withdrawal Amount (Excess Withdrawal * Withdrawal Base prior to withdrawal/Policy Value after RWA has been withdrawn but before excess withdrawal) = Maximum of $4,500 * $110,000/ ($93,500 - $5,500)) = Maximum of $4,500 and $5,625 = $5,625
Fee adjustment as follows:
= $-5,625 * 0.0125 * (40/365)
= $-78.75 * (40/365)
= $-7.71
The total fee assessed at the end of the second rider quarter (assuming no further rider fee adjustments):
= $342.81 - $7.71
= $335.10
The new withdrawal base = $110,000 - $5,625 = $104,375
Transamerica Income EdgeSM 1.2 - Issue Requirements
We will not issue the Transamerica Income EdgeSM 1.2 rider if:
•
the Annuitant is age 86 or older (lower if required by state law); or
•
in New York, the Annuitant is younger than the applicable minimum age; or
•
the Annuitant is not also an Owner (except in the case of non-natural Owners); or
•
there are more than two Owners.
Furthermore, if the joint life option is elected, we will not issue the Transamerica Income EdgeSM 1.2 Rider if:
•
the Annuitant’s spouse is 86 or older (lower if required by state law); or
•
in New York, the Annuitant’s spouse is younger than the applicable minimum age; or
•
the Annuitant’s spouse is not a joint Owner along with the Annuitant; or
•
the Annuitant’s spouse is not the sole primary beneficiary (and there is no joint Owner).
•
The use of joint life option may not be permitted in the case of certain non-natural Owners.
Termination
The Transamerica Income EdgeSM 1.2 rider will terminate upon the earliest of the following:
•
the date the Policy to which this rider is attached terminates;
•
the date of a change in ownership or assignment which violates the Owner and Annuitant relationship requirements as contained in the rider;
•
prior to Your Policy Value reaching zero, the date on which we receive in good order, required information to process a death claim for the Annuitant (or if the joint life option is elected, the later of the Annuitant’s or Annuitant’s spouse’s death);
•
on or after Your Policy Value equals zero, upon Annuitant’s death (or if the joint life option is elected, the later of the Annuitant’s or Annuitant’s spouse’s death);
•
Annuitization (however, if You have reached Your maximum Annuity Commencement Date You may choose an Annuitization option which guarantees You lifetime payments in an amount equal to Your rider withdrawal amount); or
•
the date we receive Written Notice from You requesting termination if such notice is received by us during the 30 days following the fifth rider anniversary or any fifth rider anniversary thereafter.
•
the date an excess withdrawal reduces Your Policy Value to zero; or
•
the date we receive Written Notice from You requesting termination of the rider if such notice is received before midnight of the 30th calendar day after You receive the rider.
Please note: This rider terminates upon Annuitization and there is a maximum Annuity Commencement Date at which time Your Policy will be Annuitized according to its terms. However, if You have reached Your maximum Annuity Commencement Date, we will allow You to Annuitize Your Policy and elect to receive lifetime annuity payments which are at least equal to Your rider withdrawal amount. Please contact us for more information concerning Your options.

Optional Benefit Riders
You may have elected one of the following optional riders previously available for purchase but are no longer available. The following rider grid describes the material features of each of those riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders.
Listed below are the abbreviations that will be used in the following grid for your reference.

Abbreviation	Definition
ADB	Additional Death Benefit
ADD	Additional Death Distribution
ADD+	Additional Death Distribution Plus
DB	Death Benefit
GMDB	Guaranteed Minimum Death Benefit
GMLB	Guaranteed Minimum Living Benefit
IE	Income EnhancementSM
Abbreviation	Definition
N/A	Not Applicable
RDB	Rider Death Benefit
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
WB	Withdrawal Base
WD	Withdrawal
The information below is a summary of riders previously available for purchase, but which are no longer available.
Rider Name	Additional Death DistributionSM32003	Additional Death DistributionSM+[3]	Retirement Income Max® 1.2[3]	Retirement Income Choice® 1.7[3]
Rider Form Number[1]	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513	ICC18 TRGL18IC	ICC18 TRGL13IC
Purpose of Rider	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.
This is a GLWB rider that
guarantees withdrawals for the
Annuitant's2 lifetime,
regardless of Policy Value.
•The policyholder can
withdraw the RWA each
rider year until the death of
the Annuitant.[2]
•This benefit is intended to
provide a minimum level of
withdrawals (and payments
from us, when Policy Value
is reduced to zero) regardless
of the performance of the
designated Investment
Options You select.

This is a GLWB rider that
guarantees withdrawals for the
Annuitant's2 lifetime,
regardless of Policy Value.
•The policyholder can
withdraw the RWA each
rider year until the death of
the Annuitant.[2]
•This benefit is intended to
provide a minimum level of
withdrawals (and payments
from us, when Policy Value
is reduced to zero) regardless
of the performance of the
designated Investment
Options You select.

Availability	•Issue age 0-75 but not yet 76 years old. •Not available in all states	•Issue age 0-69 but not yet 70 years old. •Not available in all states
•Was available for
Annuitant/Annuitant’s
spouse younger than age 86
unless state law requires
further restrictions.
•Single Annuitant ONLY.
Annuitant must be an
Owner (unless Owner is a
non-natural person)
•Maximum of 2 living Joint
Owners (with one being the
Annuitant)
•Cannot be added to a Policy
with other active GMLB
riders.
•Not available on qualified
annuity which has been
continued by surviving
spouse or beneficiary as a
new Owner.

•Was available for
Annuitant/Annuitant’s
spouse younger than age 86
unless state law requires
further restrictions.
•Single Annuitant ONLY.
Annuitant must be an
Owner (unless Owner is a
non-natural person)
•Maximum of 2 living Joint
Owners (with one being the
Annuitant)
•Cannot be added to a Policy
with other active GMLB
riders.
•Not available on qualified
annuity which has been
continued by surviving
spouse or beneficiary as a
new Owner.

Base Benefit and Optional Fees at issue	Percentage of Policy Value – 0.25%	Percentage of Policy Value – 0.55%	Rider Fees: Single Life1.50% Joint Life1.60% For riders issued prior to the date of this prospectus, please	Fee based on designated allocation groups and the optional benefits selected. If You elect a combination of designated allocations from

Rider Name	Additional Death DistributionSM32003	Additional Death DistributionSM+[3]	Retirement Income Max® 1.2[3]	Retirement Income Choice® 1.7[3]
Rider Form Number[1]	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513	ICC18 TRGL18IC	ICC18 TRGL13IC
reference the “Appendix – Prior Valuation Frequency, Benefit Age, Growth Duration, Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
among the various groups
below, then Your fee will be
based on a weighted average of
Your choices.
Rider Fees:
Single Life
Group A1.85%
Group B1.40%
Group C0.95%
DB0.40%
IE0.30%
Joint Life
Group A1.95%
Group B1.50%
Group C1.05%
DB0.35%
IE0.50%
For riders issued prior to the
date of this prospectus, please
reference the “Appendix –
Prior Valuation Frequency,
Benefit Age, Growth Duration,
Withdrawal/Growth
Percentages and Rider Fees” in
the Statement of Additional
Information.

Fee Frequency	Assessed each rider anniversary and at rider termination and equal to the Policy Value multiplied by rider fee percentage.	Assessed each rider anniversary and at rider termination and equal to the Policy Value multiplied by rider fee percentage.
•The fee is calculated at issue
and each subsequent rider
quarter for the upcoming
quarter based on the values
and WB at that point in
time and stored.
•Deducted at each rider
quarterversary in arrears
during the accumulation
phase.
•A rider fee adjustment will
be applied for subsequent
premium payments and
withdrawals that change the
withdrawal base.
•The base rider fee
adjustment will be
calculated using the same
formula as the base rider fee,
based on change.to the WB.
•The rider fee adjustment
may be positive or negative
and will be added to or
subtracted from the rider fee
to be allocated.
•A pro-rated fee is deducted
at the time the rider is
terminated.

•The fee is calculated at issue
and each subsequent rider
quarter for the upcoming
quarter based on the values
and WB at that point in
time and stored.
•Deducted at each rider
quarterversary in arrears
during the accumulation
phase.
•The fee is calculated on a
quarterly basis and varies
depending on the allocation
options You have chosen.
•A rider fee adjustment will
be applied for transfers
between allocation groups
and for subsequent
premium payments and
withdrawals that change the
withdrawal base.
•The base rider fee
adjustment will be
calculated using the same
formula as the base rider fee,
based on change to the WB.
•The rider fee adjustment
may be positive or negative
and will be added to or
subtracted from the rider fee
to be allocated.
•A pro-rated fee is deducted
at the time the rider is
terminated.

Death Benefit	Amount is paid whenever a death benefit is paid and the rider is attached.	Amount is paid whenever a death benefit is paid and the rider is attached.	N/A	N/A

Rider Name	Additional Death DistributionSM32003	Additional Death DistributionSM+[3]	Retirement Income Max® 1.2[3]	Retirement Income Choice® 1.7[3]
Rider Form Number[1]	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513	ICC18 TRGL18IC	ICC18 TRGL13IC

•Amount paid=ADB Factor x
Rider Earnings*
•ADB Factor - 40% for issue
ages 0-70 and 25% for issue
ages 71-80 (when
application signed date is
prior to May 1, 2020).
•ADB Factor - 40% for issue
ages 0-70 and 25% for issue
ages 71-75 (when
application signed date is
after May 1, 2020).
*Rider earnings are defined as:
- the Policy Value on the date
the death benefit is
determined; minus
-Policy Value on the rider date;
minus
- premium payments after the
rider date; plus
- surrenders after the rider date
that exceed the rider earnings
on the date of the surrender.
NOTE: No benefit is payable
under the ADD rider if there
are no rider earnings on the
date the death benefit is
calculated.

•Prior to 5th rider anniversary
= Sum of all fees paid for
this rider since the rider
date.
•On or after 5th rider
anniversary = Rider Benefit
Base* x Rider Benefit
Percentage**.
**The rider benefit
percentage = 30% for issue
ages 0-70 and 20% for issue
ages 71-75 (when
application signed date is
prior to May 1, 2020).
**The rider benefit
percentage = 30% for issue
ages 0-69 (when application
signed date is after May 1,
2020).
*The Rider Benefit Base at any
time is equal to the Policy
Value less any premiums added
after the Rider Date
NOTE: No benefit is payable
under the ADD+ rider if the
Policy Value on the date the
death benefit is paid is less
than the premium payments
after the rider date.

Designated Investment
Options Available -
Policyholder who add these
riders may only invest in the
Investment Options listed.
Requiring that You designate
100% of Your Policy Value to
the designated Investment
Options, some of which
employ strategies that are
intended to reduce the risk of
loss and/or manage volatility,
may reduce investment returns
and may reduce the likelihood
that we will be required to
make payments under this
benefit.
PLEASE NOTE: These
Investment Options may not
be available on all products,
may vary for certain policies
and may not be available for all
policies. Please reference
Appendix - Portfolios
Companies Available Under
the Policy in Your prospectus
for available Portfolio
Companies. You cannot
transfer any amount to any
other non-designated
subaccount without losing all
Your benefits under this rider.
	N/A	N/A	Please reference the Appendix - Designated Investment Options later in this prospectus for the designated Investment Options for this rider.	Please reference the Appendix - Designated Investment Options later in this prospectus for the designated Investment Options for this rider.
Allocation Methods	N/A	N/A	N/A	N/A
Withdrawal Benefits - See Appendix - Adjusted Withdrawals - Retirement	N/A	N/A	The percentage is determined by the attained age of the Annuitant[2] at the time of the	The withdrawal percentage is determined by the attained age of the Annuitant[2] at the time

Rider Name	Additional Death DistributionSM32003	Additional Death DistributionSM+[3]	Retirement Income Max® 1.2[3]	Retirement Income Choice® 1.7[3]
Rider Form Number[1]	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513	ICC18 TRGL18IC	ICC18 TRGL13IC
Income Max® 1.2 and Retirement Income Choice® 1.7 Riders for examples showing the effect of withdrawals on the WB.
first withdrawal.
Single Life Riders
Age 1st WDSingle Life WD%
0 - 580.00%
59-643.75%
65-805.00%
81 +5.50%
Joint Life Riders
Age 1st WDJoint Life WD%
0 - 580.00%
59-643.25%
65-804.50%
81 +5.00%
•Starting the rider
anniversary following the
Annuitant's259th birthday,
the withdrawal percentage
increases above 0% which
creates a RWA available
under the rider for
withdrawal.
•On each rider anniversary,
the RWA will be reset equal
to the greater of:
 1)The WB multiplied by
the Withdrawal
Percentage based on the
attained age of the
Annuitant[2] at the time of
their first withdrawal if
applicable, and
 2)The RMD amount for
this Policy for the current
calendar year.
•The policyholder does not
have to take the entire RWA
in any year.
•If they do not take the full
amount available, the
remaining portion does not
carry over to the next rider
year.
For riders issued prior to the
date of this prospectus, please
see the “Appendix – Prior
Valuation Frequency, Benefit
Age, Growth Duration,
Withdrawal/Growth
Percentages and Rider Fees” in
the Statement of Additional
Information.

of the first withdrawal.
Single Life Riders
Age 1st WDSingle Life WD%
0 - 580.00%
59-643.50%
65-804.75%
81 +5.25%
Joint Life Riders
Age 1st WDJoint Life WD%
0 - 580.00%
59-643.00%
65-804.25%
81 +4.75%
•Starting the rider
anniversary following the
Annuitant's259th birthday,
the withdrawal percentage
increases above 0% which
creates a RWA available
under the rider for
withdrawal.
•On each rider anniversary,
the RWA will be reset equal
to the greater of:
 1)The WB multiplied by
the Withdrawal
Percentage based on the
attained age of the
Annuitant[2] at the time of
their first withdrawal if
applicable, and
 2)The RMD amount for
this Policy for the current
calendar year.
•The policyholder does not
have to take the entire RWA
in any year.
•If they do not take the full
amount available, the
remaining portion does not
carry over to the next rider
year.
For riders issued prior to the
date of this prospectus, please
reference the “Appendix –
Prior Valuation Frequency,
Benefit Age, Growth Duration,
Withdrawal/Growth
Percentages and Rider Fees” in
the Statement of Additional
Information.

Automatic Step-Up	N/A	N/A
On each rider anniversary, the
rider will receive an automatic
step-up if the WB is set to the
greater of:
1)The Policy Value on the
rider anniversary;
2)The highest Policy Value in
the previous rider year
based on the valuation
frequency*.
* Item 2) is set to zero if there
have been any excess
withdrawals in the current
rider year.

On each rider anniversary, the
rider will receive an automatic
step-up if the WB is set to the
greater of:
1)The Policy Value on the
rider anniversary;
2)The highest Policy Value in
the previous rider year
based on the valuation
frequency*.
* Item 2) is set to zero if there
have been any excess
withdrawals in the current
rider year.

Rider Name	Additional Death DistributionSM32003	Additional Death DistributionSM+[3]	Retirement Income Max® 1.2[3]	Retirement Income Choice® 1.7[3]
Rider Form Number[1]	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513	ICC18 TRGL18IC	ICC18 TRGL13IC

•Owner will have a 30 day
window after the rider
anniversary to reject an
automatic step-up if we
increase the rider
fee.—Must be in writing.
•If an Owner rejects an
automatic step-up, they
retain the right to all future
automatic step-ups.
NOTE: The withdrawal
percentage will also increase if
You have crossed into another
age band prior to an automatic
step-ups after the election date.

•Owner will have a 30 day
window after the rider
anniversary to reject an
automatic step-up if we
increase the rider
fee.—Must be in writing.
•If an Owner rejects an
automatic step-up, they
retain the right to all future
automatic step-ups.
NOTE: The withdrawal
percentage will also increase if
You have crossed into another
age band prior to an automatic
step-ups after the election date.

Exercising Rider	No further action required to exercise the rider.	No further action required to exercise the rider.
Exercising Base Benefit: The
policyholder is guaranteed to
be able to withdraw up to the
RWA each rider year even if
the Policy Value is zero at the
time of withdrawal, as long as
the Policy Value does not reach
zero as a result of an excess
withdrawal. In that case the
rider would terminate. The
rider benefits cease when the
Annuitant[2] has died.
Joint Life Option: This
optional feature may be elected
that allows You to postpone
termination of the rider until
the later of the death of the
Annuitant and the Annuitant’s
spouse. The Annuitant’s spouse
must be either a joint Owner
or the sole primary beneficiary
and may not be permitted in
the case of certain non-natural
Owners.

Exercising Base Benefit: The
policyholder is guaranteed to
be able to withdraw up to the
RWA each rider year even if
the Policy Value is zero at the
time of withdrawal, as long as
the Policy Value does not reach
zero as a result of an excess
withdrawal. In that case the
rider would terminate. The
rider benefits cease when the
Annuitant[2] has died.
Joint Life Option: This
optional feature may be elected
that allows You to postpone
termination of the rider until
the later of the death of the
Annuitant and the Annuitant’s
spouse. The Annuitant’s spouse
must be either a joint Owner
or the sole primary beneficiary
and may not be permitted in
the case of certain non-natural
Owners.
Exercising Death Option:
This optional feature may be
elected with this rider. Upon
the death of an Annuitant[2],
this rider will pay an additional
death benefit amount equal to
the excess, if any, of the RDB
over the greater of the base
Policy death benefit or any
GMDB.
Exercising the Income
Enhancement Option[4]:
If qualifications are met, this
optional feature increases the
income benefit percentage by
50% until the Annuitant[2] is no
longer confined (either has left
the facility or deceased).
Qualifications:
–Confinement must be
prescribed by a Physician based
on the individual’s inability to
sustain themselves outside of a
hospital or nursing facility due
to physical ailment.
–Must be the Annuitant[2] who
is confined.
–Waiting period of 1 year

Rider Name	Additional Death DistributionSM32003	Additional Death DistributionSM+[3]	Retirement Income Max® 1.2[3]	Retirement Income Choice® 1.7[3]
Rider Form Number[1]	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513	ICC18 TRGL18IC	ICC18 TRGL13IC

from the rider date before the
increase in the income benefit
percentage is applicable.
–Elimination period is 90
days within the last 12 months
which can be satisfied during
the waiting period.
–Proof of confinement is
required. This may be a
statement from a Physician or
a hospital or nursing facility
administrator.

Income Benefit or Other Benefit Considerations	N/A	N/A
Growth Component: Benefit
is not elected separately but is
built into the rider. The growth
duration is the time period
during which the growth rate
percentage may apply.
On each of the first x rider
anniversaries, were x = the
growth duration, the growth
component will equal A plus
(B multiplied by C), where A
equals the current growth
component, B equals the
growth basis and C equals the
growth rate percentage.
The growth basis is equal to
the initial growth component
on the rider date. During any
rider year, the growth
component and growth basis
are increased by additional
premium payments and is
reduced for any excess
withdrawals. On each rider
anniversary, the growth basis
will equal: Current Growth
Basis x (1 + growth rate
percentage).
The growth rate percentage
will be zero if there have been
any withdrawals in the current
rider year or after the growth
duration as disclosed in the
Rate Sheet Prospectus
Supplement.
On each rider anniversary, after
the rider date, the growth
component will equal the WB
if the WB is greater than the
growth component.
On each rider anniversary, after
the rider date, the growth basis
will equal the WB if the WB is
greater than the growth basis.
For riders issued prior to the
date of this prospectus, please
reference the “Appendix –
Prior Valuation Frequency,
Benefit Age, Growth Duration,
Withdrawal/Growth
Percentages and Rider Fees” in
the Statement of Additional
Information.

Growth Component: Benefit
is not elected separately but is
built into the rider. The growth
duration is the time period
during which the growth rate
percentage may apply.
On each of the first x rider
anniversaries, where x = the
growth duration, the growth
component will equal A plus
(B multiplied by C), where A
equals the current growth
component, B equals the
growth basis and C equals the
growth percentage.
The growth basis is equal to
the initial growth component
on the rider date. During any
rider year, the growth
component and growth basis is
increased by additional
premium payments and is
reduced for any excess
withdrawals.
The growth rate percentage
will be zero if there have been
any withdrawals in the current
rider year or after the growth
duration as disclosed in the
Rate Sheet Prospectus
Supplement.
On each rider anniversary, after
the rider date, the growth
component will equal the WB,
if the WB is greater than the
Growth Component.
For riders issued prior to the
date of this prospectus, please
reference the “Appendix –
Prior Valuation Frequency,
Benefit Age, Growth Duration,
Withdrawal/Growth
Percentages and Rider Fees” in
the Statement of Additional
Information.

Rider Upgrade	N/A	N/A	N/A	N/A

Rider Name	Additional Death DistributionSM32003	Additional Death DistributionSM+[3]	Retirement Income Max® 1.2[3]	Retirement Income Choice® 1.7[3]
Rider Form Number[1]	RTP 18 0103 ICC12 RTP 170513	RTP 17 0103 ICC12 RTP 180513	ICC18 TRGL18IC	ICC18 TRGL13IC
Rider Termination
The rider can be terminated at
any time. The rider will remain
in effect until:
•You cancel it by notifying
our Administrative Office in
writing,
•the Policy is Annuitized or
surrendered
•the Policy Value becomes
zero
•or the additional death
benefit is paid.

The rider can be terminated at
any time. The rider will remain
in effect until:
•You cancel it by notifying
our Administrative Office in
writing,
•the Policy is Annuitized or
surrendered
•the Policy Value becomes
zero
•or the additional death
benefit is paid.

•The rider will be terminated
upon Policy surrender,
excess withdrawal that
reduces Your Policy Value to
zero, Annuitization or
Annuitant[2] death.
•The date the Policy to which
this rider is attached is
assigned or if the Owner is
changed without our
approval or if any of Your
Policy Value is not invested
in one of the designated
Investment Options.
•The rider will be terminated
the date we receive Written
Notice from You requesting
termination if the request is
received within 30 days
following the 5th rider
anniversary or every 5th
anniversary thereafter.

•The rider will be terminated
upon Policy surrender,
excess withdrawal that
reduces Your Policy Value to
zero, Annuitization or
Annuitant[2] death.
•The date the Policy to which
this rider is attached is
assigned or if the Owner is
changed without our
approval or if any of Your
Policy Value is not invested
in one of the designated
Investment Options.
•The rider will be terminated
the date we receive Written
Notice from You requesting
termination if the request is
received within 30 days
following the 5th rider
anniversary or every 5th
anniversary thereafter.

(1)
Rider form number may be found on the bottom left corner of your rider pages.
(2)
If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the Annuitant's spouse if younger.
(3)
This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.
(4)
Single and Joint Life Income Enhancement Options are not available in New York.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time during the accumulation phase to receive regular withdrawals from Your Policy by using the systematic payout option. Any systematic withdrawal in excess of the cumulative interest credited from the Guaranteed Period Options at the time of the withdrawal may be subject to an Excess Interest Adjustment. Any systematic withdrawal in excess of Your remaining Surrender Charge Free Amount may be subject to a surrender charge. Any systematic withdrawal could reduce Your rider values (perhaps significantly). Systematic withdrawals can be taken monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $40. Monthly and quarterly systematic withdrawals must generally be taken by electronic funds transfer directly to Your checking or savings account. There is no charge for this benefit.
Keep in mind that withdrawals under the systematic payout option may be taxable, and if taken before age 59½, may be subject to a 10% federal penalty tax.
Liquidity Rider
The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time You purchase the Policy.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
Surrender Charge Schedule. The Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge will remain unchanged from that of the B-Share without the Liquidity Rider for the first four years.

Rider Fee. There is an additional charge for this rider which is a percentage of the daily net asset value in the Separate Account which is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four Policy Years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of Accumulation Units. This will result in adjusting the number of Accumulation Units and adjusting the unit value of the Subaccounts in which You were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of Accumulation Units and unit values will not affect Policy Values.
Termination. The rider is irrevocable.
Please note:
•
This feature terminates upon Annuitization and there is a mandatory Annuity Commencement Date.
•
We may credit interest in the Fixed Account (if available) at a different rate if You select this rider.
•
The Liquidity Rider is not suitable for You if You are purchasing the Policy for a long-term investment.
Nursing Care and Terminal Condition Waiver
No surrender charges or Excess Interest Adjustments will apply if You take a withdrawal ($1,000 minimum), under certain circumstances, because You or Your spouse has been:
•
confined in a hospital or nursing facility for 30 days in a row after the Policy issue date; or
•
diagnosed with a terminal condition after the Policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the Annuitant or Annuitant's spouse if the Owner is not a natural person. There is no restriction on the maximum amount You may withdraw under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or Excess Interest Adjustments will apply to withdrawals after You or Your spouse become unemployed due to:
•
involuntary termination of employment
•
involuntary lay off;
In order to qualify, You (or Your spouse, whichever is applicable) must have been:
•
employed full time for at least two years prior to becoming unemployed;
•
employed full time on the Policy Date;
•
unemployed for at least 60 days in a row at the time of withdrawal;
•
must have a minimum Cash Value at the time of withdrawal of $5,000; and
•
You (or Your spouse) must be receiving unemployment benefits.
You must provide written proof from Your State's Department of Labor, which verifies that You qualify for and are receiving unemployment benefits at the time of withdrawal.
You may use this benefit at any time during the accumulation phase and for so long as You meet the criteria specified above. This benefit is also available to the Annuitant or Annuitant's spouse if the Owner is not a natural person. There is no restriction on the maximum amount You may withdraw under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require You to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require You to provide information to verify Your identity when You call us and we will record conversations with You. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume You are authorizing us to act upon those instructions. For electronic transactions through the internet, You will need to provide Your username and password. You are responsible for keeping Your password confidential and must notify us of any loss, theft or unauthorized use of Your password.
Telephone and other electronic transactions must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transactions received in good order on non-Business Days or after our close of business on Business Days will get next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is Yours, Your service provider's, or Your financial representative(s) can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of Your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take Your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If You are experiencing problems, You should make Your request by writing to our Administrative Office.
We reserve the right to revoke Your telephone and other electronic transaction privileges at any time without revoking all Owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, You may instruct us to automatically make transfers into one or more Subaccounts in accordance with Your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more Accumulation Units when prices are low and fewer Accumulation Units when prices are high, it does not guarantee profits or assure that You will not experience a loss.
Dollar Cost Averaging programs that may be available under Your Policy:
•
Traditional – You may specify the dollar amount to be transferred and the number of transfers, or just the number of transfers, in which case we will calculate the amount to be transferred. Unless a specified date is requested, transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly transfers or 4 quarterly transfers, and the maximum is 24 monthly transfers or 8 quarterly transfers. You can elect to transfer from the Fixed Account, money market or other specified Subaccount. If You elect to transfer from the Fixed Account, or if You elect to transfer from the money market or other specified Subaccount and only the number of transfers is provided, we will transfer 100% of the remaining value in the elected source Subaccount for the final transfer. If the money market or other Subaccount is elected as the source Subaccount and a specified dollar amount is provided with the number of transfers, You must choose if You want to transfer all remaining value out of the source Subaccount or if You would like any remaining value to stay within the Subaccount.
•
Special – You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another Investment Option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively). If the value in the source Subaccount is less than the scheduled transfer, 100% of the value remaining in the source Subaccount will be transferred for the final transfer.
Unless a specific date is requested, the Dollar Cost Averaging program will begin the next Business Day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please Note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st Business Day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, and You instruct us to add it to the Dollar Cost Averaging program, the amount of the Dollar Cost Averaging transfers will increase proportionally.
NOTE CAREFULLY:
New Dollar Cost averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.

IF:
•
we do not receive all necessary information to begin or restart a Dollar Cost Averaging program
THEN:
•
any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market Investment Option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•
any amount allocated to a variable source will be invested in that variable source and will remain in that variable Investment Option; and
•
new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider Your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an Excess Interest Adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and may be available with the Guaranteed Lifetime Withdrawal Benefits. Any amount in the Dollar Cost Averaging source account or any Fixed Account are ignored for the purposes of Asset Rebalancing. There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See Your Policy for availability of the Fixed Account options. We reserve the right to terminate the availability of any Dollar Cost Averaging program at any time.
Asset Rebalancing
During the accumulation phase You can instruct us to automatically rebalance the amounts in Your Subaccounts to maintain Your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the Fixed Account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a Guaranteed Lifetime Withdrawal Benefit. There is no charge for this benefit. We reserve the right to terminate the availability of any asset rebalancing program at any time.
Loans
No Loans are available on this Policy.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Policy. You should consult Your own financial professional about Your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity Policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified Policy, the Policy will generally not be treated as an annuity for tax purposes. Thus, the Owner must generally include in income any increase in the Policy Value over the investment in the Policy during each taxable year.
There are different rules as to how You will be taxed depending on how You take the money out and the type of Policy-qualified or nonqualified.
If You purchase the Policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, Your Policy is referred to as a qualified Policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified Policy. There are limits on the amount of contributions You can make to a qualified Policy. Other restrictions may apply including terms of the plan in which You participate. To the extent there is a conflict between a plan's provisions and a Policy's provisions, the plan's provisions will control.
If You purchase the Policy other than as part of any arrangement described in the preceding paragraph, the Policy is referred to as a nonqualified Policy.
You will generally not be taxed on increases in the value of Your Policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, You may be subject to current taxation if You assign or pledge or enter into an agreement to assign or pledge any portion of the Policy. You may also be subject to current taxation if You make a gift of a nonqualified Policy without valuable consideration. All amounts received from the Policy that are includible in income are taxed at ordinary income rates; no amounts received from the Policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the Policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the Policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or Policy.
We may occasionally enter into settlements with Owners and beneficiaries to resolve issues relating to the Policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The Separate Account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Separate Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Separate Account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the Separate Account, we may make a charge to that account. We may benefit from any deductions for dividends received by the Separate Account or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable Policy which is based on a segregated asset account to qualify as an annuity Policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the Subaccounts. Each Separate Account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund Portfolio Company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund Portfolio Companies. The Owners bear the risk that the entire contract could be disqualified as an annuity Policy under the Code due to the failure of a Subaccount to be deemed to be “adequately diversified”.
Owner Control. In some circumstances, Owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the Owner of a variable Policy is to be treated as the Owner of the assets held by the insurance company under the Policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the Owner of a variable Policy would not possess sufficient control over the assets underlying the Policy to be treated as the Owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a Policy vary from those described in Revenue Ruling 2003-91, Owners bear the risk that they will be treated as the Owner of Separate Account assets and taxed accordingly.
We believe that the Owner of a Policy should not be treated as the Owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the policies from being treated as the Owners of the underlying Separate Account assets. Concerned Owners should consult their own financial professionals regarding the tax matter discussed above.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of Policy proceeds upon the death of any Owner. In order to be treated as an annuity Policy for federal income tax purposes, the Code requires that such policies provide that if any Owner dies on or after the annuity starting date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owner's death. If any Owner dies before the annuity starting date, the entire interest in the Policy must generally be distributed (1) within 5 years after such Owner's date of death or (2) to (or for the benefit of) a designated beneficiary, over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary) and such distribution begin not later than 1 year after the date of the Owner’s death (also known as a “stretch” payout). The designated beneficiary must be an individual. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2022-6. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulations 1.401(a)(9)-9(b). However, if upon such Owner's death the Owner's surviving spouse is the designated beneficiary of the Policy, then the Policy may be continued with the surviving spouse as the new Owner. If any Owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary Annuitant shall be treated as an Owner and any death or change of such primary Annuitant shall be treated as the death of an Owner.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the Policy qualifies as an annuity Policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an Owner who is an individual will not be taxed on increases in the value of a Policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Policy Value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if You make a gift of a nonqualified Policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified Policy held by a taxpayer other than a natural person generally will not be treated as an annuity Policy under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the Policy Value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the Policy that is not a natural person should discuss these rules with a competent financial professional. A Policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a financial professional for more information on how this may impact Your Policy.
Different Individual Owner and Annuitant
If the Owner and Annuitant on the Policy are different individuals, there may be negative tax consequences to the Owner and/or beneficiaries under the Policy if the Annuitant predeceases the Owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult Your legal counsel or financial professional if You are considering designating a different individual as the Annuitant on Your Policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of Annuity Commencement Date used in Your Policy and the dates will be the same. However, in certain circumstances, Your annuity starting date and Annuity Commencement Date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure Your Policy maintains its status as an annuity Policy for federal income tax purposes. You may wish to consult a financial professional for more information on when this issue may arise.
It is possible that at certain advanced ages a Policy might no longer be treated as an annuity contract if the Policy has not been Annuitized before that age or have other tax consequences. You should consult with a financial professional about the tax consequences in such circumstances.

Taxation of Annuity Payments
Although the tax consequences may vary depending on the Annuity Payment Option You select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments You receive will be includable in Your gross income.
In general, the excludable portion of each annuity payment You receive will be determined as follows:
•
Fixed payments-by dividing the “investment in the Policy” on the annuity starting date by the total expected return under the Policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•
Variable payments-by dividing the “investment in the Policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the Policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the Policy” is generally equal to the premiums You pay for the Policy, reduced by any amounts You have previously received from the Policy that are excludible from gross income.
If You select more than one Annuity Payment Option, special rules govern the allocation of the Policy's entire “investment in the Policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent financial professional as to the potential tax effects of allocating amounts to any particular Annuity Payment Option.
If, after the annuity starting date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the Policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on Your tax return.
Taxation of Surrenders and Withdrawals - Nonqualified Policies
When You surrender Your Policy, You are generally taxed on the amount that Your surrender proceeds exceeds the “investment in the Policy”. The “investment in the Policy” is generally equal to the premiums You pay for the Policy, reduced by any amounts You have previously received from the Policy that are excludible from gross income. Withdrawals are generally treated first as taxable income to the extent of the excess in the Policy Value over the “investment in the policy.” Distributions taken under the systematic payout option are treated for tax purposes as withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as withdrawals and surrenders. You may also be subject to current taxation if You make a gift of a nonqualified Policy without valuable consideration. All taxable amounts received under a Policy are subject to tax at ordinary rather than capital gain tax rates.
If Your Policy contains an Excess Interest Adjustment feature (also known as a market value adjustment), then Your Policy Value immediately before a Policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive Excess Interest Adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments, and You may want to discuss the potential tax consequences of an Excess Interest Adjustment with Your financial professional.
The Code also provides that amounts received from the Policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an Owner (or where the Owner is a non-natural person, an Annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the Owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a financial professional for more information regarding the imposition of penalty tax.

Guaranteed Lifetime Withdrawal Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your Policy, are not entirely clear. It is possible that the withdrawal base (with respect to the Guaranteed Lifetime Withdrawal Benefits) and the guaranteed future value (with respect to the Guaranteed Minimum Accumulation Benefit) could be taken into account to determine the Policy Value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a Guaranteed Lifetime Withdrawal Benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long-term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, You could be treated as in receipt of some amount of income attributable to the value of the benefit even though You have not received a payment from Your Policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, You should consult a financial professional with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same Owner (policyholder) during the same calendar year are treated as one annuity for purposes of determining the amount includable in the Owner's income when a taxable distribution (other than annuity payments) occurs. If You are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, You may wish to consult with Your financial professional regarding how aggregation will apply to Your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified Policy in exchange for all or part of another annuity contract that You own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, Your investment in the Policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your Policy Value immediately after the exchange may exceed Your investment in the Policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Policy (e.g., as a withdrawal, surrender, annuity income payment or death benefit).
If You exchange part of an existing contract for the Policy, and within 180 days of the exchange You received a payment other than certain annuity payments (e.g., You take a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the Policy could be includible in Your income and subject to a 10% penalty tax.
You should consult Your financial professional in connection with an exchange of all or part of an annuity contract for the Policy, especially if You may take a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions taken from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from Your qualified Policy could cause Your other investment income to be subject to the tax. Please consult a financial professional for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this Policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are treated as a valid marriage under the applicable state law, will each be treated as a spouse as defined in this Policy for state law purposes. However, individuals in other arrangements that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this Policy for federal tax purposes. Therefore, exercise of the spousal continuation provisions of this Policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a financial professional for more information on this subject.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the Policy because of Your death or the death of the Annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via withdrawals, these amounts are taxed in the same manner as surrenders; or (3) if distributed under an Annuity Payment Option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a Policy, the designation of an Annuitant or payee or other beneficiary who is not also the Owner, the exchange of a Policy and certain other transactions, or a change of Annuitant other than the Owner, may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any such transaction or designation should contact a competent financial professional with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to You. In particular, the IRS may treat fees associated with certain optional benefits as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the Policy should be treated as taxable withdrawals, the tax rules associated with these benefits are unclear, and we advise that You consult Your financial professional prior to selecting any optional benefit under the Policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
The estate and gift tax unified credit basic exclusion amount is $13.61 million for 2024 and will be indexed for inflation (using the C-CPI-U), for each taxable year through January 1, 2026. The maximum rate is 40%.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent professional to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Policy in detail, a purchaser should keep in mind that the value of an annuity Policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity Policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning professional for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity Policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from Your Policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified Policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our Policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Distribution Requirements. Under Section 401(a) and/or Section 401(k) Contracts, the underlying tax-qualified plan may require payment of the death benefit in the form of a “qualified pre-retirement survivor annuity” or other payment method.
The information below generally applies to Owners who die after 2019. Post-death required distribution requirements are complex and frequently unclear. Please consult with Your financial professional for information relating to required post-death distributions for an Owner who died prior to 2020 or for information specific to Your own unique situation.

Upon a Owner’s death, if the Owner does not have a Beneficiary who is an individual, the Owner’s entire interest in the contract must generally be (1) distributed by the end of the calendar year ending five years after the date of death if the Owner died before the Owner was required to receive distributions under the contract or (2) at least as rapidly as the method being used as of the date of the Owner’s death if the Owner died after the Owner was required to begin receiving distributions under the contract. An exception may apply if the Beneficiary is a trust, and all of the trust Beneficiaries are individuals. If the Owner has a Beneficiary, who is an individual, but is not an eligible designated Beneficiary, the Owner’s entire interest in the contract must generally be distributed by the end of the calendar year ending ten years after the date of death.
If the Owner has a Beneficiary who is an eligible designated Beneficiary, the eligible designated Beneficiary may choose to receive the Owner’s interest under the contract either:
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by the end of the calendar year ending ten years after the date of death
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as an annuity over the life of the eligible designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within by the end of the calendar year following the calendar year of the Owner’s death.
An eligible designated Beneficiary is a Beneficiary who, meets any of the following criteria as of the date of the Owner’s death:
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is the Owner’s spouse
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the Owner’s child who has not reached the age of majority, but any remaining interest must be distributed within 10 years of when the child reaches the age of majority
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is disabled within the meaning of IRC section 72(m)(7)
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is chronically ill individual within the meaning of section 7702B(c)(2)
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is not more than 10 years younger than the Owner.
If the Beneficiary is the Owner’s spouse, distributions are not required to be made until the April 1st after the end of the calendar year in which the Owner would have attained age 73 if the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the Owner. If a spouse is the surviving Beneficiary, the spouse may elect to maintain an investment in the contract to the extent permitted by the Owner’s retirement arrangement.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a Policy must satisfy certain conditions: (i) the Owner must be the Annuitant; (ii) the Policy generally is not transferable by the Owner, e.g., the Owner may not designate a new Owner, designate a contingent Owner or assign the Policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or withdrawals according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 73 (age 72 if the Annuitant attained age 72 before 1/1/2023, or age 70½ if the Annuitant attained age 70½ before 1/1/2020); (v) an Annuity Payment Option with a period certain that will guarantee annuity payments beyond the life expectancy of the Annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the Annuitant dies prior to the distribution of the Policy Value; (vii) the entire interest of the Owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this Policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the Policy comport with qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when taken 5 tax years after the first contribution to any Roth IRA of the individual and taken after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when taken from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the Owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this Policy for qualification as a Roth IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the Policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The Policy includes a death benefit that in some cases may exceed the greater of the premium payments or the Policy Value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a Guaranteed Lifetime Withdrawal Benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the Policy in connection with Section 403(b) plans may wish to consult with their financial professional.
Pursuant to tax regulations, we generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers You request from a 403(b) Policy comply with applicable tax requirements before we process Your request. We will defer such payments You request until all information required under the tax law has been received. By requesting a surrender or transfer, You consent to the sharing of confidential information about You, the Policy, and transactions under the Policy and any other 403(b) policies or accounts You have under the 403(b) plan among us, Your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.

Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified Policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount You receive is taxable, generally based on the ratio of Your “investment in the Policy” to Your total account balance or accrued benefit under the retirement plan. Your “investment in the Policy” generally equals the amount of any non-deductible premium payments made by You or on Your behalf. If You do not have any non-deductible premium payments, Your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the Policy prior to the date You reach age 59½, unless You meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a financial professional for more information regarding the application of these exceptions to Your circumstances. You may also be required to begin taking minimum distributions from the Policy by a certain date. The terms of the plan may limit the rights otherwise available to You under the Policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 73 (age 72 if the Annuitant attained age 72 before 1/1/2023, or age 70½ if the annuitant attained age 70½ prior to 1/1/2020) or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent Owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the Owner (or plan participant) reaches 73 (age 72 if the Annuitant attained age 72 before 1/1/2023, or age 70½ if the annuitant attained age 70½ prior to 1/1/2020). The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating required minimum distributions. Please consult with your financial professional to learn more about an optional living or death benefit prior to purchase.
Each Owner is responsible for requesting distributions under the Policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the Policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and financial professional regarding the suitability of the Policy.
The Code generally requires that interest in a qualified Policy be non-forfeitable.
You should consult Your legal counsel or financial professional if You are considering purchasing an enhanced death benefit or other optional rider, or if You are considering purchasing a Policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your Policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the Guaranteed Lifetime Withdrawal Benefit. In view of this uncertainty, You should consult a financial professional before purchasing this Policy as a qualified Policy.
Withholding
The portion of any distribution under a Policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or taken. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether You elect not to have federal income tax withheld, You are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity Owners that are U.S. persons. Taxable distributions made to Owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the Owner's country of citizenship or residence. Prospective foreign Owners are advised to consult with a qualified financial professional regarding U.S., state, and foreign taxation for any annuity Policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the Policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial Owner of the Policy or the distribution. The rules relating to FATCA are complex, and a financial professional should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the Policy.
Possible Tax Law Changes
Although the likelihood and nature of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation, regulation, or otherwise. You should consult a financial professional with respect to legal or regulatory developments and their effect on the Policy.
We have the right to modify the Policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive.
OTHER INFORMATION
State Variations
The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of policies we issue. References to certain state's variations do not imply that we actually offer policies in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders. The Company will amend this prospectus upon notification of any additional variations received from one or more state insurance departments.
California. Right to Cancel: The Policy may be canceled by returning the Policy. A refund will be paid within 30 days from the date notice of cancellation was received and refund will include any fees or charges. Owners age 60 or above have a 30 day right to cancel period. Owners age 60 or above also have the option to elect immediate investment in Investment Options of their choice, and receive Policy Value if they cancel; or, they may allocate the initial premium payment to the money market portfolio for 35 calendar days at the end of which the Policy Value is moved to the Investment Options of their choice, and they would receive return of premium if they cancel. Transamerica Income EdgeSM 1.2 and Transamerica Principal OptimizerSM: Owners of the Transamerica Income EdgeSM 1.2 rider and Transamerica Principal OptimizerSM rider, age 60 or above have the option to elect immediate investment consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement, or, they may allocate the initial premium payment to the Stable Account as permitted in the applicable Rate Sheet Prospectus Supplement and the remaining premium to the money market portfolio for 35 calendar days (unless the Owner specifies that initial premium should be allocated to the underlying Subaccount(s)) at the end of which the Policy Value is moved to the Investment Options of their choice consistent with the allocations permitted in the applicable Rate Sheet Prospectus Supplement. The Nursing Care and Terminal Condition and the Unemployment Waivers: are not available. Retirement Income Choice® 1.7: The Income EnhancementSM is not available under the Retirement Income Choice® 1.7 rider. Ownership and Assignment: Restrictions on ownership change and assignments are not permitted.
Florida. Right to Cancel: Owners have a 21 day right to cancel period and will receive return of premium. The Unemployment Waiver: is not available. Excess Interest Adjustment is not applied upon Annuitization or death. Annuity Commencement Date: The Annuity Commencement Date is not allowed until after the first Policy Year. Misstatement of Age: The Transamerica Principal OptimizerSM, Retirement Income Max® 1.2, Transamerica Retirement Choice® 1.7 and Transamerica Income EdgeSM 1.2 riders will not terminate due to a misstatement of age.
New York. Right to Cancel: Under the right to cancel provision the premium payment allocated to the Fixed Account, if any, plus the Policy Value in the Separate Account, if any, including any fees and charges is returned. If the Policy is a replacement, the right to cancel period is extended to 60 days. Benefits and Features Not Available: Additional Death DistributionSM rider, Additional Death Distribution+SM rider and the Income EnhancementSM under the Retirement Income Choice® 1.7 rider, the Unemployment Waiver and telephone transactions are not available. Death Benefit: The death benefit payable during the accumulation phase is the greater of Policy Value or guaranteed minimum death benefit, if any. Annuitization: The Policy Value is used upon Annuitization. Annuity Commencement Date: The Annuity Commencement Date cannot be earlier than the first Policy anniversary. Rider Fees: Retirement Income Max® 1.2 and Retirement Income Choice® 1.7 rider fees cannot be deducted from the Fixed Account if available. Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 rider fees cannot be deducted from the Stable Account. Ownership and Assignment: Restrictions on ownership change and assignments are not permitted. Rider Availability: You cannot elect the Transamerica Principal OptimizerSM rider if Your original Policy application was signed December 4, 2023 or later and Your Policy has the Return of Premium Death Benefit option or the Annual Step-Up Death Benefit option.
North Dakota. Right to Cancel: Right to cancel period is 20 days.
Sending Forms and Transaction Requests in Good Order
We cannot process Your requests for transactions relating to the Policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: Your completed application; the Policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the dated signatures of all Owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint Owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the Policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Anti-Money Laundering (AML) and Sanctions
The Company and the Separate Account are subject to laws and regulations designed to combat money laundering and terrorist financing. The Company, on its own behalf and on behalf of the Separate Account, has implemented and operates an anti-money laundering (“AML”) program. The Company shall not be held liable for any losses that an Owner, Annuitant, or beneficiary may incur as a result of actions taken to prevent suspected violations of AML laws, rules, and regulations.
The Company and the Separate Account are subject to the provisions of various sanctions programs administered and enforced by the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”). These programs prohibit financial institutions from doing business with certain identified enemies of the United States as set forth in various lists maintained by OFAC. Depending on the program under which a transaction falls, financial institutions must either (i) reject and report the transaction, or (ii) block the transaction, place the funds or assets in a separate blocked transaction account, and report the matter to OFAC. In order to comply with OFAC requirements, the Company reviews applicants, Owners, and Annuitants against the OFAC list and stops processing and rejects any transaction from an individual or entity who is listed on the OFAC list. The Company only accepts premium payments that are not subject to sanctions and in United States currency.
If an Owner or Annuitant is subject to sanctions, the Company is required to block access to an Owner’s Policy and thereby refuse to pay any request for partial withdrawals, surrenders, or other distributions until permitted by OFAC. Further, if additional premium payments are received, we are required under applicable U.S. laws and regulations to place such funds in the blocked account as well. In addition, the Company may be required to block a beneficiary’s request for payment of death benefit proceeds. Blocking access may include transferring Cash Value and death benefit proceeds to the Fixed Account or money market subaccount until permitted by OFAC. The Company shall not be held liable for any losses that an Owner, Annuitant, or beneficiary may incur as a result of sanctions.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to Separate Accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to Owners and participants arising from either mixed or shared funding, it is possible that the interests of Owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the Separate Accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity Separate Accounts. In such an event, we would bear the attendant expenses, but Owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section for how shares held by the Company would be voted.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that You keep Your contact and other information on file with us up to date, including the names, contact information and identifying information for Owners, insureds, Annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the Separate Account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Policy.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

The selling firms are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, and the share purchased, but the commission range is from 1.25% up to 7.2% of premium payments (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sells You the Policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask Your sales representative for further information about the compensation Your sales representative, and the selling firm that employs Your sales representative, may receive in connection with Your purchase of a Policy. Also inquire about any compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell the Policy to You. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and we or our affiliates may pay all or a portion of the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, We, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
During 2023, in general, payments calculated as a percentage of sales ranged from 10 basis point (0.1%) to 50 basis points (0.50%), payments calculated as a percentage of assets under management ranged from 2 basis points (0.02%) to 15 basis points (0.15%), and flat annual fees ranged from $5,000.00 to $500,000.00 (calculated after revenue sharing offsets for sales), which included at times payments for a series of meetings and/or events of other broker-dealers and banks.
As of December 31, 2023, TCI had revenue sharing agreements with more than 75 brokers and other financial intermediaries including, without limitation:
Ameriprise Financial Services, Inc.•  Advisor Group, Inc./Osaic Wealth, Inc. (FSC Securities, Royal Alliance, SagePoint, Questar, Woodbury Financials Services, Securities America, Triad, American Portfolios, and Infinex Investments, Inc.)•  Atria Wealth Solutions, Inc. (Cadaret Grant & Co., CUSO Financial, Next Financial, Sorrento and Western International Securities, Inc.) •  Avantax Investment Services, Inc. • Cabot Lodge Securities, LLC • Cambridge Investment Research •  Centaurus Financial, Inc. • Cetera Financial Group, Inc. (Cetera Advisors, LLC, Cetera Advisor Networks, LLC, Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, First Allied, Summit Brokerage Services, Inc.) • Charles Schwab •  Citigroup Global Markets, Inc. •  Citizens Securities Inc.•  Commonwealth Financial Network • D.A. Davidson & Co., Inc. •  Edward Jones •  Equitable Advisors, LLC •  Equity Services, Inc. •  Financial Data Services, Inc. •  GWFS Equities Inc. •  Geneos Wealth Management •  Great West Financial • Hantz Financial Services, Inc. •  Independent Financial Group, LLC • Janney Montgomery Scott •  J.P. Morgan Securities LLC •  Kestra Investment Services •  LPL Financial Corp. •  Logan Group Securities • Merrill Lynch •  Morgan Stanley Smith Barney •  MML Investors Services • Mutual of Omaha Investor Services Inc. • National Financial Services, Inc. • OneAmerica Securities Inc. • Oppenheimer & Co. •  Park Avenue Securities •  Pershing LLC •  Principal Connectivity •  PNC Investments •  Pursche Kaplan Sterling •  Securian Financial Services Inc. •  Raymond James and Associates, Inc. • Raymond James

Financial Services, Inc. • RBC Wealth Management • Stifel Nicolaus & Company Inc •  TD Ameritrade •  UBS Financial Services Inc.• United Planners Financial Services of America • US Bancorp Investments, Inc. • Voya Financial Advisors, Inc. • Wells Fargo Advisors, LLC and • World Equity Group Inc.
For the calendar year ended December 31, 2023 TCI paid approximately $33.4 million to these brokers and other financial intermediaries in connection with revenue sharing arrangements. TCI expects to have revenue sharing arrangements with a number of brokers and other financial intermediaries in 2024, including some or all of the foregoing brokers and financial intermediaries, among others, on terms similar to those discussed above.
No specific charge is assessed directly to Owners or the Separate Account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the Policy and other corporate revenue.

APPENDIX
PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY
The following is a list of current Portfolio Companies available under the Policy, which are subject to change as discussed in this prospectus.  Depending on the optional benefits You choose, You may not be able to invest in certain Portfolio Companies.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at http://dfinview.com/Transamerica/TAHD/89355V436?site=VAVUL. You can also request this information at no cost by calling our Administrative Office at (800)525-6205.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/22)
					1 year	5 years	10 years
To maximize total return consistent with the Adviser's determination of reasonable risk.	AB Balanced Hedged Allocation Portfolio - Class B Advised by: AllianceBernstein L.P.	0.99%	0.20%	1.19%	12.66%	5.92%	5.04%
Long-term growth of capital.	AB Relative Value Portfolio - Class B Advised by: AllianceBernstein L.P.	0.87%	-	0.87%	11.72%	11.57%	9.05%
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds - Asset Allocation FundSM Class 4 Advised by: Capital Research and Management CompanySM	0.80%	0.20%	1.00%	14.02%	8.92%	6.98%
To provide growth of capital.	American Funds - Growth FundSM - Class 4 Advised by: Capital Research and Management CompanySM	0.84%	0.13%	0.97%	38.13%	18.38%	14.07%
To achieve long-term growth of capital and income.	American Funds - Growth-Income FundSM - Class 4 Advised by: Capital Research and Management CompanySM	0.78%	0.13%	0.91%	25.82%	13.08%	10.63%
To achieve long-term growth of capital.	American Funds - International FundSM - Class 4 Advised by: Capital Research and Management CompanySM	1.03%	0.13%	1.16%	15.56%	4.58%	3.15%
Long-term capital appreciation.	American Funds - New World Fund® - Class 4 Advised by: Capital Research and Management CompanySM	1.14%	0.15%	1.29%	15.67%	8.37%	4.43%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds - The Bond Fund of AmericaSM - Class 4 Advised by: Capital Research and Management CompanySM	0.88%	0.11%	0.99%	4.72%	1.62%	1.83%
Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	DFA VA Global Bond Portfolio - Institutional Class Advised by: Dimensional Fund Advisors LP	0.21%	0.60%	0.81%	5.05%	0.58%	1.29%

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/22)
					1 year	5 years	10 years
Seeks income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.69%	0.30%	0.99%	21.29%	12.16%	8.81%
Seeks capital appreciation.	Fidelity® VIP Consumer Staples - Initial Class Advised by: Fidelity Management & Research Company	0.61%	0.50%	1.11%	3.14%	11.46%	8.14%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.81%	-	0.81%	33.12%	16.36%	11.33%
Seeks capital appreciation.	Fidelity® VIP Energy Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.86%	0.30%	1.16%	0.70%	13.36%	2.37%
Seeks capital appreciation.	Fidelity® VIP Health Care Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.84%	0.30%	1.14%	4.01%	9.50%	10.39%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.82%	-	0.82%	14.80%	12.17%	7.85%
Seeks capital appreciation.	Fidelity® VIP Technology Portfolio - Initial Class Advised by: Fidelity Management & Research Company	0.59%	0.50%	1.09%	58.32%	26.57%	19.61%
Seeks capital appreciation.	Fidelity® VIP Utilities Portfolio - Initial Class Advised by: Fidelity Management & Research Company	0.61%	0.50%	1.11%	-1.08%	8.56%	9.14%
Seeks capital appreciation.	Fidelity® VIP Value Strategies Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.85%	-	0.85%	20.61%	16.63%	9.10%
The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	State Street Total Return V.I.S. Fund - Class 3 Advised by: SSGA Funds Management, Inc.	0.90%	0.20%	1.10%	15.21%	5.90%	4.66%
Seeks long-term capital appreciation and current income.	Transamerica 60/40 Allocation VP - Service Class Advised by: Transamerica Asset Management, Inc.	0.90%	-	0.90%	15.95%	8.88%	N/A
Seeks maximum total return consistent with preservation of capital and prudent investment management.	Transamerica Aegon Bond VP – Service Class Sub-Advised by: Aegon USA Investment Management, LLC	0.78%	-	0.78%	6.18%	0.73%	1.44%

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/22)
					1 year	5 years	10 years
Seeks total return, consisting of current income and capital appreciation.	Transamerica Aegon Core Bond VP - Service Class Sub-Advised by: Aegon USA Investment Management, LLC	0.75%	-	0.75%	5.78%	1.06%	1.60%
Seeks a high level of current income by investing in high-yield debt securities.	Transamerica Aegon High Yield Bond VP - Service Class Advised by: Aegon USA Investment Management, LLC	0.90%	-	0.90%	10.87%	4.47%	4.00%
Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.	Transamerica Aegon Sustainable Equity Income VP - Service Class Sub-Advised by: Aegon Asset Management UK plc (“AAM”)	0.98%	-	0.98%	6.00%	5.44%	5.13%
Seeks to provide as high a level of total return as is consistent with prudent investment strategies.	Transamerica Aegon U.S. Government Securities VP - Service Class Sub-Advised by: Aegon USA Investment Management, LLC	0.83%	-	0.83%	3.69%	0.25%	0.79%
Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	Transamerica American Funds Managed Risk VP - Service Class Sub-Advised by: Milliman Financial Risk Management LLC	1.10%	-	1.10%	10.39%	6.32%	N/A
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Transamerica BlackRock Government Money Market VP - Service Class(2) Sub-Advised by: BlackRock Investment Management, LLC	0.54%	-	0.54%	4.66%	1.58%	0.87%
Seeks current income and preservation of capital.	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.92%	-	0.92%	9.96%	3.16%	2.79%
Seeks capital appreciation and current income.	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.88%	-	0.88%	13.37%	3.15%	2.73%
Seeks capital appreciation with current income as a secondary objective.	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.91%	-	0.91%	17.62%	2.43%	2.30%
Seeks capital appreciation and income.	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.89%	-	0.89%	12.66%	3.61%	3.01%
Seeks capital appreciation and income.	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.89%	-	0.89%	17.28%	4.96%	3.63%

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/22)
					1 year	5 years	10 years
Seeks long-term capital appreciation and capital preservation.	Transamerica BlackRock iShares Edge 40 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.71%	-	0.71%	9.07%	4.46%	3.37%
Seeks long-term capital appreciation and capital preservation.	Transamerica BlackRock iShares Edge 50 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.69%	-	0.69%	9.79%	5.19%	N/A
Seeks long-term capital appreciation with capital preservation as a secondary objective.	Transamerica BlackRock iShares Edge 75 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.73%	-	0.73%	12.09%	7.36%	N/A
Seeks long-term capital appreciation.	Transamerica BlackRock iShares Edge 100 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.81%	-	0.81%	14.47%	9.34%	N.A
Seeks a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Balanced VP - Service Class (3) Advised by: BlackRock Investment Management, LLC	0.89%	-	0.89%	10.66%	4.27%	3.59%
Seeks a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Conservative VP - Service Class (4) Sub-Advised by: BlackRock Investment Management, LLC	0.92%	-	0.92%	7.24%	3.61%	3.40%
Seeks a combination of capital appreciation and income.	Transamerica BlackRock iShares Tactical - Growth VP - Service Class (5) Sub-Advised by: BlackRock Investment Management, LLC	0.93%	-	0.93%	13.94%	6.23%	4.44%
Seeks to maximize total return.	Transamerica BlackRock Real Estate Securities VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	1.15%	-	1.15%	13.15%	4.85%	3.59%
Seeks capital appreciation with current income as a secondary objective.	Transamerica BlackRock Tactical Allocation VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	1.02%	-	1.02%	14.88%	6.54%	4.90%
Seeks long-term capital appreciation with current income as a secondary objective.	Transamerica Goldman Sachs 70/30 Allocation VP - Service Class Sub-Advised by: Goldman Sachs Asset Management, L.P.	2.05%	-	2.05%	16.25%	N/A	N/A
Seeks to balance capital appreciation and income.	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP - Service Class Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.64%	-	0.64%	13.20%	5.04%	3.97%
Seeks current income and preservation of capital.	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP - Service Class Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.66%	-	0.66%	10.59%	3.35%	3.22%

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/22)
					1 year	5 years	10 years
Seeks capital appreciation as a primary objective and income as a secondary objective.	Transamerica Goldman Sachs Managed Risk - Growth ETF VP - Service Class Sub-Advised by: Goldman Sachs Asset Management, L.P.	0.67%	-	0.67%	17.68%	7.38%	5.13%
Seeks long-term capital appreciation.	Transamerica Great Lakes Advisors Large Cap Value VP - Service Class (6) Sub-Advised by: Great Lakes Advisors LLC	0.97%	-	0.97%	12.78%	9.66%	N/A
Seeks long-term capital appreciation.	Transamerica International Focus VP - Service Class Sub-Advised by: Epoch Investment Partners, Inc.	1.10%	-	1.10%	12.27%	8.75%	4.09%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Transamerica Janus Balanced VP - Service Class Sub-Advised by: Janus Henderson Investors US LLC	0.99%	-	0.99%	15.01%	9.00%	7.27%
Seeks long-term capital appreciation.	Transamerica Janus Mid-Cap Growth VP - Service Class Sub-Advised by: Janus Henderson Investors US LLC	1.11%	-	1.11%	16.80%	12.97%	7.98%
Seeks current income and preservation of capital.	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	0.99%	-	0.99%	6.83%	3.76%	3.04%
Seeks current income and preservation of capital.	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	1.11%	-	1.11%	20.00%	11.61%	7.40%
Seeks capital appreciation and current income.	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	1.02%	-	1.02%	8.86%	5.31%	4.13%
Seeks capital appreciation with current income as a secondary objective.	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	1.08%	-	1.08%	11.93%	7.59%	5.41%
Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®.	Transamerica JPMorgan Enhanced Index VP – Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	0.87%	-	0.87%	27.39%	16.10%	11.67%
Seeks capital appreciation with current income as a secondary objective.	Transamerica JPMorgan International Moderate Growth VP – Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	1.14%	-	1.14%	8.70%	5.68%	3.33%

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/22)
					1 year	5 years	10 years
Seeks current income and preservation of capital.	Transamerica JPMorgan Tactical Allocation VP - Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	1.02%	-	1.02%	8.57%	3.90%	3.44%
Seeks high total return through the combination of income and capital appreciation.	Transamerica Madison Diversified Income VP - Service Class Sub-Advised by: Madison Asset Management. LLC	1.08%	-	1.08%	3.97%	4.51%	4.38%
Seeks capital appreciation.	Transamerica Market Participation Strategy VP - Service Class Sub-Advised by: PGIM Quantitative Solutions LLC	0.98%	-	0.98%	11.55%	9.06%	6.12%
Seeks high total return.	Transamerica Morgan Stanley Global Allocation VP - Service Class Sub-Advised by: Morgan Stanley Investment Management Inc.	1.28%	-	1.28%	13.69%	7.12%	4.51%
Seeks to provide capital appreciation and income while seeking to manage volatility.	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Class Sub-Advised by: Milliman Financial Risk Management LLC	1.45%	-	1.45%	9.00%	3.64%	N/A
Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.	Transamerica MSCI EAFE Index VP - Service Class Sub-Advised by: SSGA Funds Management, Inc.	0.61%	0.15	0.76%	17.46%	7.80%	N/A
Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.	Transamerica Multi-Managed Balanced VP – Service Class Sub-Advised by: J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC	0.89%	-	0.89%	18.44%	10.16%	7.75%
Seeks maximum real return, consistent with appreciation of capital.	Transamerica PineBridge Inflation Opportunities VP - Service Class Sub-Advised by: PineBridge Investments LLC	0.78%	-	0.78%	5.44%	2.87%	2.00%
Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.	Transamerica S&P 500 Index VP - Service Class Sub-Advised by: SSGA Funds Management, Inc.	0.39%	0.15%	0.54%	25.73%	15.20%	N/A
Seeks to maximize total return.	Transamerica Small/Mid Cap Value VP – Service Class Sub-Advised by: Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC	1.07%	-	1.07%	12.15%	11.19%	7.88%
Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.	Transamerica T. Rowe Price Small Cap VP – Service Class Sub-Advised by: T. Rowe Price Associates, Inc.	1.09%	-	1.09%	20.88%	11.15%	8.74%

PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY — (Continued)
Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser (1)	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Returns (as of 12/31/22)
					1 year	5 years	10 years
Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.	Transamerica TS&W International Equity VP – Service Class Sub-Advised by: Thompson, Siegel & Walmsley LLC	1.11%	-	1.11%	15.26%	7.39%	3.59%
Seeks growth from capital appreciation.	Transamerica TS&W Mid Cap Value Opportunities VP–Service Class (7) Sub-Advised by:Thompson, Siegel & Walmsley LLC	1.02%	-	1.02%	10.57%	10.68%	7.74%
Seeks to maximize long-term growth.	Transamerica WMC US Growth VP – Service Class(8) Sub-Advised by: Wellington Management Company, LLP	0.91%	-	0.91%	41.72%	17.45%	13.31%
To provide long-term capital appreciation and reasonable current income.	Vanguard® VIF Balanced Portfolio Advised by: Wellington Management Company, LLP	0.21%	0.60%	0.81%	14.33%	9.59%	7.89%
To provide current income and low to moderate capital appreciation.	Vanguard® VIF Conservative Allocation Portfolio Advised by: The Vanguard Group, Inc.	0.13%	0.60%	0.73%	12.51%	5.60%	4.84%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® VIF Mid-Cap Index Portfolio Advised by: Vanguard Equity Investment Group	0.17%	0.60%	0.77%	15.83%	12.56%	9.27%
Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard® VIF Moderate Allocation Portfolio Advised by: The Vanguard Group, Inc.	0.13%	0.60%	0.73%	15.55%	7.78%	6.19%
(1)
Some Subaccounts may be available for certain policies and may not be available for all policies. You should work with Your registered representative to decide which Subaccount(s) may be appropriate for You based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)
There can be no assurance that any money market portfolio offered under this Policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of Policy charges, the yield on the money market Subaccount may become extremely low and possibly negative.
(3)
Effective on or about May 1, 2024 Transamerica PIMCO Tactical - Balanced VP was renamed Transamerica BlackRock iShares Tactical - Balanced VP and the sub-advisor was changed to BlackRock Investment Management, LLC.
(4)
Effective on or about May 1, 2024 Transamerica PIMCO Tactical - Conservative VP was renamed Transamerica BlackRock iShares Tactical - Conservative VP and the sub-advisor was changed to BlackRock Investment Management, LLC.
(5)
Effective on or about May 1, 2024 Transamerica PIMCO Tactical - Growth VP was renamed Transamerica BlackRock iShares Tactical - Balanced VP and the sub-advisor was changed to BlackRock Investment Management, LLC.
(6)
Effective on or about May 1, 2023 Transamerica Rothschild & Co. Large Cap Value VP was renamed Transamerica Great Lakes Advisors Large Cap Value VP. Effective April 3, 2023 the sub-advisor was changed from Rothschild & Co. to Great Lakes Advisors LLC.
(7)
Effective on or about May 1, 2024 Transamerica JPMorgan Mid Cap Value VP was renamed Transamerica TS& W Mid Cap Value Opportunities VP and the sub-advisor was changed to Thompson, Siegel & Walmsley LLC.
(8)
Effective on or about May 1, 2023 Transamerica Morgan Stanley Capital Growth VP was substituted with Transamerica WMC US Growth VP. The sub-advisor of the acquiring fund is Wellington Management Company, LLP.
NOTE: All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the sub-advisors unless otherwise indicated.
There are no Portfolios that have been closed to new investments or new investors.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits except for the Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 riders.  See Appendix - Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Investment Options.
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® 1.2 Rider	Retirement Income Choice® 1.7 Rider	Retirement Income Choice® 1.7 Rider
Subaccounts				Prior to 9/1/2020 Group A, B or C	9/1/2020 and After Group A, B or C
AB Balanced Hedged Allocation Portfolio - Class B	√	√		A	B
AB Relative Value Portfolio - Class B	√	√		A	A
American Funds - Asset Allocation FundSM Class 4	√	√		A	B
American Funds - The Bond Fund of AmericaSM - Class 4	√	√	√	A	C
American Funds - Growth FundSM - Class 4	√	√		A	A
American Funds - Growth-Income FundSM - Class 4	√	√		A	A
American Funds - International FundSM - Class 4	√	√		A	A
American Funds - New World Fund® - Class 4	√	√		A	A
DFA VA Global Bond Portfolio - Institutional Class	√	√	√	A	C
Fidelity® VIP Balanced Portfolio - Service Class 2	√	√		A	B
Fidelity® VIP Consumer Staples - Initial Class	√	√		A	A
Fidelity® VIP Contrafund® Portfolio - Service Class 2	√	√		A	A
Fidelity® VIP Energy Portfolio - Service Class 2	√	√		A	A
Fidelity® VIP Health Care Portfolio - Service Class 2	√	√		A	A
Fidelity® VIP Mid Cap Portfolio - Service Class 2	√	√		A	A
Fidelity® VIP Technology Portfolio - Initial Class	√	√		A	A
Fidelity® VIP Utilities Portfolio - Initial Class	√	√		A	A
Fidelity® VIP Value Strategies Portfolio - Service Class 2	√	√		A	A
State Street Total Return V.I.S. Fund - Class 3	√	√		A	B
TA 60/40 Allocation - Service Class	√	√		A	B
TA Aegon Bond - Service Class	√	√	√	A	C
TA Aegon Core Bond - Service Class	√	√	√	A	C
TA Aegon High Yield Bond - Service Class	√	√		A	B
TA Aegon Sustainable Equity Income - Service Class	√	√		A	A
TA Aegon U.S. Government Securities - Service Class	√	√	√	A	C
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√		A	B
TA BlackRock Real Estate Securities - Service Class	√	√		A	A
TA BlackRock Government Money Market - Service Class	√	√	√	A	C
TA BlackRock iShares Active Asset Allocation - Conservative - Service Class(1)	√	√	√	A	B
TA BlackRock iShares Active Asset Allocation - Moderate - Service Class(1)	√	√	√	A	B
TA BlackRock iShares Active Asset Allocation - Moderate Growth - Service Class(1)	√	√		A	B
TA BlackRock iShares Dynamic Allocation - Balanced - Service Class(1)	√	√	√	A	B
TA BlackRock iShares Dynamic Allocation - Moderate Growth - Service Class(1)	√	√		A	B

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® 1.2 Rider	Retirement Income Choice® 1.7 Rider	Retirement Income Choice® 1.7 Rider
Subaccounts				Prior to 9/1/2020 Group A, B or C	9/1/2020 and After Group A, B or C
TA BlackRock iShares Edge 40- Service Class	√	√	√	A	B
TA BlackRock iShares Edge 50 - Service Class	√	√	√	A	B
TA BlackRock iShares Edge 75 - Service Class	√	√		A	B
TA BlackRock iShares Edge 100 - Service Class	√	√		A	A
TA BlackRock iShares Tactical - Balanced - Service Class	√	√		A	B
TA BlackRock iShares Tactical - Conservative - Service Class	√	√		A	B
TA BlackRock iShares Tactical - Growth - Service Class	√	√		A	B
TA BlackRock Tactical Allocation - Service Class(1)	√	√		A	B
TA Goldman Sachs 70/30 - Service Class	√	√		A	B
TA Goldman Sachs Managed Risk - Balanced ETF - Service Class(1)	√	√	√	A	B
TA Goldman Sachs Managed Risk - Conservative ETF - Service Class(1)	√	√	√	A	B
TA Goldman Sachs Managed Risk - Growth ETF - Service Class(1)	√	√		A	B
TA Great Lakes Advisors Large Cap Value - Service Class	√	√		A	A
TA International Focus - Service Class	√	√		A	A
TA Janus Balanced - Service Class	√	√		A	B
TA Janus Mid-Cap Growth - Service Class	√	√		A	A
TA JPMorgan Asset Allocation - Conservative - Service Class(1)	√	√	√	A	B
TA JPMorgan Asset Allocation - Growth - Service Class	√	√		A	A
TA JPMorgan Asset Allocation - Moderate - Service Class(1)	√	√	√	A	B
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)	√	√		A	B
TA JPMorgan Enhanced Index - Service Class	√	√		A	A
TA JPMorgan International Moderate Growth - Service Class(1)	√	√		A	B
TA JPMorgan Tactical Allocation - Service Class	√	√	√	A	B
TA Madison Diversified Income - Service Class	√	√	√	A	B
TA Market Participation Strategy - Service Class(1)	√	√		A	B
TA Morgan Stanley Global Allocation - Service Class	√	√		A	B
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(1)	√	√		A	B
TA MSCI EAFE Index - Service Class	√	√		A	A
TA Multi-Managed Balanced - Service Class	√	√		A	B
TA PineBridge Inflation Opportunities - Service Class	√	√	√	A	C
TA S&P 500 Index - Service Class	√	√		A	A
TA Small Mid Cap Value - Service Class	√	√		A	A
TA T. Rowe Price Small Cap - Service Class	√	√		A	A
TA TS&W International Equity - Service Class	√	√		A	A
TA TS&W Mid Cap Value Opportunities - Service Class	√	√		A	A
TA WMC US Growth - Service Class	√	√		A	A
Vanguard® VIF Balanced Portfolio	√	√		A	B
Vanguard® VIF Conservative Allocation Portfolio	√	√	√	A	B

Designated Investment Options — (Continued)
	Return of Premium Death Benefit	Annual Step-Up Death Benefit	Retirement Income Max® 1.2 Rider	Retirement Income Choice® 1.7 Rider	Retirement Income Choice® 1.7 Rider
Subaccounts				Prior to 9/1/2020 Group A, B or C	9/1/2020 and After Group A, B or C
Vanguard® VIF Mid-Cap Index Portfolio	√	√		A	A
Vanguard® VIF Moderate Allocation Portfolio	√	√		A	B
Fixed Account	√	√	√	A	C
(1)This Subaccount invests in an underlying fund portfolio that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See Investment Restrictions earlier in the prospectus for information on how volatility management strategies may impact Your Policy Value in certain optional riders.
Certain designated Investment Options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated Investment Option at any time. In some cases, a designated Investment Option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated Investment Option, please contact Your financial intermediary or our Administrative Office.

APPENDIX
Transamerica Principal OptimizerSM AND Transamerica Income EdgeSM 1.2 Investment Options
The table below identifies the Select Investment Options and Flexible Investment Options available for use with the Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 riders.
	Select Investment Options	Flexible Investment Options
Subaccounts
AB Balanced Hedged Allocation Portfolio - Class B		√
AB Relative Value Portfolio - Class B		√
American Funds - Asset Allocation FundSM Class 4		√
American Funds - Growth FundSM - Class 4		√
American Funds - Growth-Income FundSM - Class 4		√
American Funds - International FundSM - Class 4		√
American Funds - New World Fund® - Class 4		√
American Funds - The Bond Fund of AmericaSM - Class 4	√
DFA VA Global Bond Portfolio - Institutional Class	√
Fidelity® VIP Balanced Portfolio - Service Class 2		√
Fidelity® VIP Consumer Staples - Initial Class		√
Fidelity® VIP Contrafund® Portfolio - Service Class 2		√
Fidelity® VIP Energy Portfolio - Service Class 2		√
Fidelity® VIP Health Care Portfolio - Service Class 2		√
Fidelity® VIP Mid Cap Portfolio - Service Class 2		√
Fidelity® VIP Technology Portfolio - Initial Class		√
Fidelity® VIP Utilities Portfolio - Initial Class		√
Fidelity® VIP Value Strategies Portfolio - Service Class 2		√
State Street Total Return V.I.S. Fund - Class 3		√
TA 60/40 Allocation - Service Class		√
TA Aegon Bond - Service Class	√
TA Aegon Core Bond - Service Class	√
TA Aegon High Yield Bond - Service Class		√
TA Aegon Sustainable Equity Income - Service Class		√
TA Aegon U.S. Government Securities - Service Class	√
TA American Funds Managed Risk - Balanced - Service Class(1)		√
TA BlackRock Government Money Market - Service Class	√
TA BlackRock iShares Active Asset Allocation - Conservative - Service Class(1)		√
TA BlackRock iShares Active Asset Allocation - Moderate - Service Class(1)		√
TA BlackRock iShares Active Asset Allocation - Moderate Growth - Service Class(1)		√
TA BlackRock iShares Dynamic Allocation - Balanced - Service Class(1)		√
TA BlackRock iShares Dynamic Allocation - Moderate Growth - Service Class(1)		√
TA BlackRock iShares Edge 40- Service Class		√
TA BlackRock iShares Edge 50 - Service Class		√
TA BlackRock iShares Edge 75 - Service Class		√

Transamerica Principal OptimizerSM AND Transamerica Income EdgeSM 1.2 Investment Options — (Continued)
	Select Investment Options	Flexible Investment Options
Subaccounts
TA BlackRock iShares Edge 100 - Service Class		√
TA BlackRock iShares Tactical - Balanced - Service Class		√
TA BlackRock iShares Tactical - Conservative - Service Class		√
TA BlackRock iShares Tactical - Growth - Service Class		√
TA BlackRock Real Estate Securities - Service Class		√
TA BlackRock Tactical Allocation - Service Class(1)		√
TA Goldman Sachs 70/30 - Service Class		√
TA Goldman Sachs Managed Risk - Balanced ETF - Service Class(1)		√
TA Goldman Sachs Managed Risk - Conservative ETF - Service Class(1)		√
TA Goldman Sachs Managed Risk - Growth ETF - Service Class(1)		√
TA Great Lakes Advisors Large Cap Value - Service Class		√
TA International Focus - Service Class		√
TA Janus Balanced - Service Class		√
TA Janus Mid-Cap Growth - Service Class		√
TA JPMorgan Asset Allocation - Conservative - Service Class(1)		√
TA JPMorgan Asset Allocation - Growth - Service Class		√
TA JPMorgan Asset Allocation - Moderate - Service Class(1)		√
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)		√
TA JPMorgan Enhanced Index - Service Class		√
TA JPMorgan International Moderate Growth - Service Class(1)		√
TA JPMorgan Tactical Allocation - Service Class		√
TA Madison Diversified Income - Service Class		√
TA Market Participation Strategy - Service Class(1)		√
TA Morgan Stanley Global Allocation - Service Class		√
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(1)		√
TA MSCI EAFE Index - Service Class		√
TA Multi-Managed Balanced - Service Class		√
TA PineBridge Inflation Opportunities - Service Class	√
TA S&P 500 Index - Service Class		√
TA Small Mid Cap Value - Service Class		√
TA T. Rowe Price Small Cap - Service Class		√
TA TS&W International Equity - Service Class		√
TA TS&W Mid Cap Value Opportunities - Service Class		√
TA WMC US Growth - Service Class		√
Vanguard® VIF Balanced Portfolio		√
Vanguard® VIF Conservative Allocation Portfolio		√
Vanguard® VIF Mid-Cap Index Portfolio		√
Vanguard® VIF Moderate Allocation Portfolio		√
(1)
This Subaccount invests in an underlying fund portfolio that utilizes a volatility management strategy as part of its investment objective and/or

Transamerica Principal OptimizerSM AND Transamerica Income EdgeSM 1.2 Investment Options — (Continued)
principal investment strategy. See Investment Restrictions earlier in the prospectus for information on how volatility management strategies may impact Your Policy Value in certain optional riders.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office.

APPENDIX
static allocations
The following are Static Allocations available as Investment Options as of May 1, 2024.
American Funds Static Allocation:	Allocation %
American Funds - Asset Allocation FundSM Class 4	37.5%
American Funds - Growth FundSM - Class 4	7.5%
American Funds - International FundSM - Class 4	5.0%
American Funds - The Bond Fund of AmericaSM - Class 4	50.0%

Transamerica Static Allocation – Active:	Allocation %
TA Aegon Core Bond - Service Class	65.0%
TA Aegon High Yield Bond - Service Class	5.0%
TA Great Lakes Advisors Large Cap Value - Service Class	16.0%
TA International Focus - Service Class	3.0%
TA T. Rowe Price Small Cap - Service Class	3.0%
TA WMC US Growth - Service Class	8.0%

Transamerica Static Allocation – Passive:	Allocation %
TA Aegon Core Bond - Service Class	65.0%
TA MSCI EAFE Index - Service Class	4.0%
TA S&P 500 Index - Service Class	31.0%

APPENDIX
Excess Interest Adjustment Examples
Surrenders, withdrawals, transfers, death benefits and amounts applied to an annuity option, from a Guaranteed Period Option of the Fixed Account before the end of its guaranteed period (the number of years You specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment (“EIA”). If, at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value. However, if the guaranteed interest rate set by us for the applicable period has fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value.
Excess Interest Adjustments will not reduce the Adjusted Policy Value for a Guaranteed Period Option below the premium payments and transfers to that Guaranteed Period Option, less any prior withdrawals and transfers from the Guaranteed Period Option, plus interest at the Policy's minimum guaranteed effective annual interest rate. This is referred to as the Excess Interest Adjustment floor.
The formula that will be used to determine the Excess Interest Adjustment is:
S* (G-C)* (M/12)
S	=
Is the amount (before surrender charges, premium taxes and the application of any
Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the
Excess Interest Adjustment.

G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=
Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this Policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month;
and

M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	Multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guaranteed period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 8.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of Policy Year 2 (this is represented by 1.5 in this example)
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Amount subject to Excess Interest Adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess Interest Adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055 - 0.085) * (42/12)
= -5,250.00, but Excess Interest Adjustment cannot cause the Adjusted Policy Value to fall below the Excess Interest Adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted Policy Value = Policy Value + Excess Interest Adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the Policy, the net surrender value (Adjusted Policy Value less any Surrender Charge) will never be less than that required by the non-forfeiture laws of Your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guaranteed period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 4.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of Policy Year 2 (this is represented by 1.5 in this example)
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Amount subject to Excess Interest Adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess Interest Adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess Interest Adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted Policy Value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the Policy, the net surrender value will never by less than that required by the non-forfeiture laws of Your state. For the purpose of these illustrations no Surrender Charges are assumed.

Excess Interest Adjustment Examples — (Continued)
On a withdrawal, we will pay the policyholder the full amount of withdrawal requested (as long as the Policy Value is sufficient). Amounts withdrawn will reduce the Policy Value by an amount equal to:
R - E + SC
R	=	the requested withdrawal;
E	=	the Excess Interest Adjustment; and
SC	=	the Surrender Charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Partial Withdrawal, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guaranteed period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 6.5% per annum
Partial Withdrawal = $20,000 in the middle of Policy Year 2 (this is represented by 1.5 in this example)
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining Policy Value at middle of Policy Year 2	= 54,181.21 - (R - E + Surrender Charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Withdrawal, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guaranteed period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 4.5% per annum
Partial Withdrawal = $20,000 in the middle of Policy Year 2 (this is represented by 1.5 in this example)
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining Policy Value at middle of Policy Year 2	= 54,181.21 - (R - E + Surrender Charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87

APPENDIX
Death Benefit
Adjusted Withdrawals. If You take a withdrawal, then Your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between Your Death Proceeds and Policy Value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the Death Proceeds immediately prior to the withdrawal divided by the Policy Value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = Death Proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = Policy Value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = Cash Value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and Policy Value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in Policy Value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New Policy Value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the Policy Value because the guaranteed minimum death benefit was greater than the Policy Value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in Policy Value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New Policy Value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and Policy Value are reduced by the same amount because the Policy Value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole Owner and Annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-Up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$94,850	$94,700	$100,000	$94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*
The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base Policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.

APPENDIX
ADDITIONAL DEATH DISTRIBUTIONSM RIDER – No longer available
The following example illustrates the Additional Death DistributionSM additional death benefit payable by this rider as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount. The Annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy Value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross withdrawals after the rider date = $30,000
Policy Value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (Policy Value on date of surrender – Policy Value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$5,000
Base Policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy Value on the date of death benefit calculations:	$175,000
Rider earnings (= Policy Value on date of death benefit calculations – Policy Value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$22,000
Total death benefit paid (= base Policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy Value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross withdrawals after the rider date = $0
Base Policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy Value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= Policy Value on date of death benefit calculations – Policy Value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$0
Total death benefit paid (= base Policy death benefit plus additional death benefit amount):	$100,000

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+SM RIDER – no longer available
Assume the Additional Death Distribution+SM rider is added to a new Policy opened with $100,000 initial premium payment. The Annuitant is less than age 70 on the rider date. On the first and second rider anniversaries, the Policy Value is $110,000 and $95,000 respectively when the rider fees are deducted. The Annuitant adds a $25,000 premium payment in the 3rd rider year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the Death Proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial Policy Value since new Policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * Policy Value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * Policy Value = 0.55% * $95,000)	$522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$31,500.00
Total Death Proceeds in 5th rider year (= base Policy Death Proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00

APPENDIX
Guaranteed Lifetime Withdrawal Benefit -
Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 riders – REBALANCING EXAMPLES
NOTE: The following demonstrates, on a purely hypothetical basis, the rebalancing mechanics of this Guaranteed Lifetime Withdrawal Benefit. The Investment Restrictions, rider fee percentages and withdrawal percentages for Your rider may vary from the percentages used below.
Rebalancing Examples
The following examples assume the initial premium allocations listed in the table below, which we assume satisfy the premium investment requirements provided in the Rate Sheet Prospectus Supplement.
Investment Option Allocations:	Initial Premium Allocations	Initial Premium Allocation Percentages
Stable Account	$20,000	20%
Select Investment Option Fund A	$13,000	13%
Select Investment Option Fund B	$13,000	13%
Select Investment Option Fund C	$4,000	4%
Total Select Investment Options	$30,000	30%
Flexible Investment Option Fund A	$14,000	14%
Flexible Investment Option Fund B	$14,000	14%
Flexible Investment Option Fund C	$22,000	22%
Total Flexible Investment Options	$50,000	50%
Total Investments	$100,000	100%
Example 1: Calculation at rider issue for the rebalance allocations:
The Stable Account portion of the Policy Value is not included in the quarterly Rebalance, therefore the rebalancing allocation percentages are calculated by multiplying the initial premium allocation percentages for the Select Investment Options and Flexible Investment Options by a ratio. The ratio is calculated by taking 100%, divided by 100% less the Stable Account premium allocation percentage. The ratio for this example would be 100% / (100% - 20%) = 1.25.
Investment Option Allocations:	Initial Allocations	Initial Allocation Percentages	Rebalancing Allocation Percentages
Stable Account	$20,000	20%	N/A
Total Select Investment Options	$30,000	30%	37.5%
Total Flexible Investment Options	$50,000	50%	62.5%
Total Investments	$100,000	100%	100%

APPENDIX
Hypothetical Adjusted withdrawals -
Retirement Income Max® 1.2 and Retirement Income Choice® 1.7 Riders
This appendix explains the material features of the Retirement Income Max® 1.2 and Retirement Income Choice® 1.7 riders which are no longer available to elect.
When a withdrawal is taken, three parts of the Guaranteed Lifetime Withdrawal Benefit can be affected:
1.
Withdrawal Base Components (“WBC”) (Step-Up Component, Growth Component and Growth Basis);
2.
Rider Withdrawal Amount (“RWA”); and
3.
Rider Death Benefit (“RDB”) (if applicable)).
Withdrawal Base Component Adjustments. Gross withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base components. Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base components by an amount equal to the greater of:
1)
the excess gross withdrawal amount; and
2)
a pro rata amount, the result of (A * B) / C, where:
A
is the excess withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B
is the withdrawal base component prior to the withdrawal of the excess amount; and
C
is the Policy Value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
Rider Death Benefit Adjustments. Gross withdrawals in a rider year will reduce the rider death benefit by the amount equal to the greater of:
1)
the gross withdrawal amount; and
2)
a pro rata amount, the result of (A * B) / C, where:
A
is the gross withdrawal;
B
is the guaranteed future value prior to the gross withdrawal; and
C
is the Policy Value prior to the gross withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under a Guaranteed Lifetime Withdrawal Benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Withdrawal Base Components):
Assumptions:
Step-Up Component = $100,000
Growth Component = $95,000
Growth Basis = $95,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base (greater of the step-up component and the growth component))
Gross withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base components do not change.

Hypothetical Adjusted withdrawals -
Retirement Income Max® 1.2 and Retirement Income Choice® 1.7 Riders — (Continued)
Example 2 (Withdrawal Base Components demonstrating an Excess Withdrawal):
Assumptions:
Step-Up Component = $100,000
Growth Component = $95,000
Growth Basis = $95,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base (greater of the step-up component and the growth component))
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the Guaranteed Lifetime Withdrawal Benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base components are affected by the excess withdrawal.
1.
The formula is (EWD * WBC before any adjustments) / (PV - 5% withdrawal)
2.
Step-Up Component = ($2,000 * $100,000) / ($90,000 - $5,000) = $2,352.94
3.
Growth Component = ($2,000 * $95,000) / ($90,000 - $5,000) = $2,235.29
4.
Growth Basis = ($2,000 * $95,000) / ($90,000 - $5,000) = $2,235.29
Step Three. Which is larger, the actual $2,000 excess withdrawal or the pro rata amount?
Step-Up Component: $2,352.94 pro rata amount.
Growth Component: $2,235.29 pro rata amount: and
Growth Basis: $2,235.29 pro rata amount.
Step Four. What is the new withdrawal base component value after the adjustments?
Step-Up Component: $100,000 - $2,352.94 = $97,647.06
Growth Component: $95,000 - $2,235.29 = $92,764.71
Growth Basis: $95,000 - $2,235.29 = $92,764.71
Step Five. What is the new withdrawal base upon which the rider withdrawal amount is based?
Withdrawal Base = Greater of the Step-Up Component ($97,647.06) or the Growth Component ($92,764.71) = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was reduced (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the reduced withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum You can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Rider Death Benefit Option):
Assumptions:
Withdrawal Percentage = 5%
WB = $162,889.46
RDB (optional additional death benefit for additional cost) = $100,000

Hypothetical Adjusted withdrawals -
Retirement Income Max® 1.2 and Retirement Income Choice® 1.7 Riders — (Continued)
RWA = 5% withdrawal would be $8,144 (5% of the then-current $162,889.46 withdrawal base)
GPWD = $8,144.47
EWD = None
PV = $90,000
Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144.47 is withdrawn.
Step Two. What is the rider death benefit after the withdrawal has been taken?
1.
Total to deduct from the rider death benefit is $8,144.47(there is no excess to deduct)
2.
$100,000) - $8,144.47 = $91,855.53
Result. In this example, because no portion of the withdrawal was in excess of $8,144.47, the total withdrawal base and withdrawal base components do not change and the rider death benefit reduces to $91,855.53.
Example 4 (Rider Death Benefit demonstrating an Excess Withdrawal):
Assumptions:
Withdrawal Percentage = 5%
WB = $162,889.46
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal would be $8,144 (5% of the then-current $162,889.46 withdrawal base)
GPWD = $10,000
EWD = $1,855.53 ($10,000 - $8,144.47)
PV = $90,000
Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144.47 = $1,855.53 (the excess withdrawal amount).
Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.
Formula for pro rata amount is: (EWD * (RDB – 5% withdrawal)) / (PV – 5% withdrawal)
2.
(1,855.53 * ($100,000 - $8,144.47) / ($90,000 - $8,144.47)) = $2,082.21.
Step Three. Which is larger, the actual $1,855.53 excess withdrawal amount or the $2,082.21 pro rata amount?
$2,082.21 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
Total to deduct from the rider death benefit is $8,144.47 (RWA) + $2,082.21 (pro rata excess) = $10,226.68
$100,000 - $10,226.68 = $89,773.32.
Result. The rider death benefit is $89,773.32.

APPENDIX
Hypothetical Adjusted withdrawals -Transamerica
Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders
This appendix explains the material features of the Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 riders.
When a withdrawal is taken, three parts of the Guaranteed Lifetime Withdrawal Benefit can be affected:
1.
Withdrawal Base (“WB”);
2.
Rider Withdrawal Amount (“RWA); and
3.
Guaranteed Future Value (”GFV“)(if applicable)).
Withdrawal Base. Gross withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)
the excess withdrawal amount; and
2)
a pro rata amount, the result of (A * B) / C, where:
A
is the excess withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B
is the withdrawal base prior to the withdrawal of the excess amount; and
C
is the Policy Value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
Guaranteed Future Value. Gross withdrawals in a rider year will reduce the guaranteed future value by an amount equal to the greater of:
1)
the gross withdrawal amount; and
2)
a pro rata amount, the result of (A * B) / C, where:
A
is the excess gross withdrawal;
B
is the guaranteed future value prior to the gross withdrawal; and
C
is the Policy Value prior to the gross withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a Guaranteed Lifetime Withdrawal Benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross withdrawal (”GPWD“) = $5,000
Excess withdrawal (”EWD“) = None
Policy Value (”PV“) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000

Hypothetical Adjusted withdrawals -Transamerica
Principal OptimizerSM and Transamerica Income EdgeSM 1.2 Riders — (Continued)
NOTE. For the Guaranteed Lifetime Withdrawal Benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.
The formula is (EWD * WB before any adjustments) / (PV – 5% withdrawal)
2.
($2,000 * $100,000) / ($90,000 - $5,000) = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum You can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Guaranteed Future Value):
Assumptions:
GFV = $100,000
GPWD = $10,000
PV = $90,000
Step One. Calculate how much of the guaranteed future value is affected by the gross withdrawal.
1.
Formula for pro rata amount is: (GPWD / PV * GFV)
2.
$10,000 / $90,000 * $100,000) = $11,111.11
Step Two. Which is larger, the actual $10,000 gross withdrawal amount or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount.
Step Three. What is the guaranteed future value after the withdrawal base has been taken?
$100,000 - $11,111.11 = $88,888.89.
Result. The guaranteed future value is $88,888.89.

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement
Income Max® 1.2 rider
The Retirement Income Max® 1.2 rider can no longer be elected. The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® 1.2 rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Growth Component Adjustment	Step-Up Component Adjustment	Growth Component	Step-Up Component	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$			$$100,000	$100,000	$100,000	$6,300
1	$102,000	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$105,060	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$107,161	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$110,376	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$112,584	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$115,961	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$118,280	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$121,829	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$124,265	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$120,537	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$115,716	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$109,930	$	$	$		$$124,265[3]	$124,265	$124,265[1]	$7,829
2	$112,129	$	$	$		$$124,265	$124,265	$124,265	$7,829
2	$115,492	$	$	$		$$124,265	$124,265	$124,265	$7,829
2	$117,802	$	$	$		$$124,265	$124,265	$124,265	$7,829
2	$121,336	$	$	$		$$124,265	$124,265	$124,265	$7,829
2	$124,976	$	$	$		$$124,265	$124,265	$124,265	$7,829
2	$177,476	$50,000	$	$		$$174,265	$174,265	$174,265	$10,979
2	$175,701	$	$	$		$$174,265	$174,265	$174,265	$10,979
2	$172,187	$	$	$		$$174,265	$174,265	$174,265	$10,979
2	$167,022	$	$	$		$$174,265	$174,265	$174,265	$10,979
2	$163,681	$	$	$		$$174,265	$174,265	$174,265	$10,979
2	$166,955	$	$	$		$$174,265	$174,265	$174,265	$10,979
2	$170,294	$	$	$		$$182,979[3]	$177,476	$182,979[2]	$11,528
3	$166,888	$	$	$		$$182,979	$177,476	$182,979	$11,528
3	$171,895	$	$	$		$$182,979	$177,476	$182,979	$11,528
3	$173,614	$	$	$		$$182,979	$177,476	$182,979	$11,528
3	$178,822	$	$	$		$$182,979	$177,476	$182,979	$11,528
3	$175,246	$	$	$		$$182,979	$177,476	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$9,385	$173,302	$168,091	$173,303	$
3	$154,775	$	$	$		$$173,302	$168,091	$173,303	$
3	$159,419	$	$	$		$$173,302	$168,091	$173,303	$
3	$161,013	$	$	$		$$173,302	$168,091	$173,303	$
3	$165,843	$	$	$		$$173,302	$168,091	$173,303	$
3	$174,135	$	$	$		$$173,302	$168,091	$173,303	$

Hypothetical Example of the Withdrawal Base Calculation -Retirement
Income Max® 1.2 rider — (Continued)
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Growth Component Adjustment	Step-Up Component Adjustment	Growth Component	Step-Up Component	Withdrawal Base	Rider Withdrawal Amount
3	$181,101	$	$	$		$$181,101[3]	$181,101	$181,101[1]	$11,409
(1)
Automatic Step Up Applied
(2)
Growth Applied
(3)
Growth Basis Reset/Growth Component Stacking Applied
*
Growth Percentage = 5%

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement
Income Choice® 1.7 Rider
The Retirement Income Choice® 1.7 Rider can no longer be elected. The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Choice® 1.7 Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30% and the valuation frequency is annually.
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Growth Component Adjustment	Step-Up Component Adjustment	Growth Component	Step-Up Component	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$			$$100,000	$100,000	$100,000	$6,300
1	$102,000	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$105,060	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$107,161	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$110,376	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$112,584	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$115,961	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$118,280	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$121,829	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$124,265	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$120,537	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$115,716	$	$	$		$$100,000	$100,000	$100,000	$6,300
1	$109,930	$	$	$		$$109,930[3]	$109,930	$109,930[1]	$6,926
2	$112,129	$	$	$		$$109,930	$109,930	$109,930	$6,926
2	$115,492	$	$	$		$$109,930	$109,930	$109,930	$6,926
2	$117,802	$	$	$		$$109,930	$109,930	$109,930	$6,926
2	$121,336	$	$	$		$$109,930	$109,930	$109,930	$6,926
2	$124,976	$	$	$		$$109,930	$109,930	$109,930	$6,926
2	$177,476	$50,000	$	$		$$159,930	$159,930	$159,930	$10,076
2	$175,701	$	$	$		$$159,930	$159,930	$159,930	$10,076
2	$172,187	$	$	$		$$159,930	$159,930	$159,930	$10,076
2	$167,022	$	$	$		$$159,930	$159,930	$159,930	$10,076
2	$163,681	$	$	$		$$159,930	$159,930	$159,930	$10,076
2	$166,955	$	$	$		$$159,930	$159,930	$159,930	$10,076
2	$170,294	$	$	$		$$170,294	$170,294	$170,294[2]	$10,729
3	$166,888	$	$	$		$$170,294	$170,294	$170,294	$10,729
3	$171,895	$	$	$		$$170,294	$170,294	$170,294	$10,729
3	$173,614	$	$	$		$$170,294	$170,294	$170,294	$10,729
3	$178,822	$	$	$		$$170,294	$170,294	$170,294	$10,729
3	$175,246	$	$	$		$$170,294	$170,294	$170,294	$10,729
3	$151,741		$$20,000	$9,806	$9,806	$160,488	$160,488	$160,488	$
3	$154,775	$	$	$		$$160,488	$160,488	$160,488	$
3	$159,419	$	$	$		$$160,488	$160,488	$160,488	$
3	$161,013	$	$	$		$$160,488	$160,488	$160,488	$
3	$165,843	$	$	$		$$160,488	$160,488	$160,488	$
3	$174,135	$	$	$		$$160,488	$160,488	$160,488	$

Hypothetical Example of the Withdrawal Base Calculation -Retirement
Income Choice® 1.7 Rider — (Continued)
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Growth Component Adjustment	Step-Up Component Adjustment	Growth Component	Step-Up Component	Withdrawal Base	Rider Withdrawal Amount
3	$181,101	$	$	$		$$181,101[3]	$181,101	$181,101[1]	$11,409
(1)
Automatic Step Up Applied
(2)
Growth Applied
(3)
Growth Basis Reset/Growth Component Stacking Applied
*
Growth Percentage = 5%

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Transamerica
Principal OptimizerSM and Transamerica Income EdgeSM 1.2 riders
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Transamerica Principal OptimizerSM and Transamerica Income EdgeSM 1.2 riders using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30% and the valuation frequency is annually.
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$		$$100,000	$6,000
1	$102,000	$	$		$$100,000	$6,000
1	$105,060	$	$		$$100,000	$6,000
1	$107,161	$	$		$$100,000	$6,000
1	$110,376	$	$		$$100,000	$6,000
1	$112,584	$	$		$$100,000	$6,000
1	$115,961	$	$		$$100,000	$6,000
1	$118,280	$	$		$$100,000	$6,000
1	$121,829	$	$		$$100,000	$6,000
1	$124,265	$	$		$$100,000	$6,000
1	$120,537	$	$		$$100,000	$6,000
1	$115,716	$	$		$$100,000	$6,000
1	$109,930	$	$		$$109,930	$6,596
2	$112,129	$	$		$$109,930	$6,596
2	$115,492	$	$		$$109,930	$6,596
2	$117,802	$	$		$$109,930	$6,596
2	$121,336	$	$		$$109,930	$6,596
2	$124,976	$	$		$$109,930	$6,596
2	$177,476	$50,000	$		$$159,930	$9,596
2	$175,701	$	$		$$159,930	$9,596
2	$172,187	$	$		$$159,930	$9,596
2	$167,022	$	$		$$159,930	$9,596
2	$163,681	$	$		$$159,930	$9,596
2	$166,955	$	$		$$159,930	$9,596
2	$170,294	$	$		$$170,294[1]	$10,218
3	$166,888	$	$		$$170,294	$10,218
3	$171,895	$	$		$$170,294	$10,218
3	$173,614	$	$		$$170,294	$10,218
3	$178,822	$	$		$$170,294	$10,218
3	$175,246	$	$		$$170,294	$10,218
3	$151,741		$$20,000	$10,314	$159,980	$
3	$154,775	$	$		$$159,980	$
3	$159,419	$	$		$$159,980	$
3	$161,013	$	$		$$159,980	$
3	$165,843	$	$		$$159,980	$
3	$174,135	$	$		$$159,980	$
3	$181,101	$	$		$$181,101[1]	$10,866
(1)Automatic Step-Up Applied

where to find additional information
The Statement of Additional Information (SAI) dated May 1, 2024 contains more information about the Policy and the Separate Account. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is posted on our website, http://dfinview.com/Transamerica/TAHD/89355V436?site=VAVUL. For a free paper copy of the SAI, to request other information about the Policies, and to make investor inquiries call us at (800)525-6205 or write us at:
Transamerica Life Insurance Company or Transamerica Financial Life Insurance Company
6400 C Street SW
Cedar Rapids, IA 52499
Reports and other information about the Separate Account are available on the SEC’s website at sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is #C000216269 for TLIC and #C000216278 for TFLIC

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA B-SHARE VARIABLE ANNUITY
Issued through
Transamerica Life Insurance Company Separate Account VA B (EST. 1/19/1990) 6400 C Street SW Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com	Transamerica Financial Life Insurance Company Separate Account VA BNY (EST. 9/27/1994) 6400 C Street SW Cedar Rapids, Iowa 52499-0001 (800)525-6205 www.transamerica.com
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica B-Share Variable Annuity offered by Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company (“us,” “we”, “our” or “Company”). You may obtain a copy of the current prospectus, dated May 1, 2024, by calling (800) 525-6205, or write us at the addresses listed above. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy and in this Statement of Additional Information have the same meaning.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2024

ii

Information About Us
Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, located at 6400 C Street SW, Cedar Rapids, Iowa 52499, is the insurance company issuing the Policy.
We are engaged in the sale of life insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands and all states except New York. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 as Zurich Life Insurance Company and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon Ltd., the securities of which are publicly traded. Aegon Ltd., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.
All obligations arising under the policies, including the promise to make annuity payments, and payment of any amounts held in the Fixed Account are general corporate obligations of ours and subject to our claims paying ability. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
The Separate Accounts
Separate Account VA B (the “Separate Account”), 6400 C Street S.W., Cedar Rapids, Iowa, was established by the Company on January 19, 1990, and is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts each of which invests solely in a corresponding Portfolio of the Fund.
Separate Account VA BNY (the “Separate Account”), 440 Mamaroneck Avenue, Harrison, New York, was established by the Company on September 27, 1994, and is a unit investment trust registered with the SEC and operating under New York law. The Separate Account has various Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund.
The Separate Accounts are registered with the SEC as unit investment trusts under the 1940 Act (the “1940 Act”). However, the SEC does not supervise the management, the investment practices, or the policies of the separate accounts.
Cybersecurity (continued from “Principal Risks” section of the Prospectus)
OPPORTUNITIES and CHALLENGES
The increasing digitalization of the financial services landscape has intensified the financial and reputational risk presented by cybersecurity threats. The COVID-19 pandemic, and the rise in remote working, have further escalated these threats. As our business becomes more technology driven and our digital reliance increases, we become a greater target for cybercriminals, and more vulnerable to threats such as ransomware attacks.
What Transamerica is doing
Transamerica maintains a well-documented information security program which is based on ISO 27000 series and incorporates aspects of COBIT, NIST, SANS, as well as other industry-recognized frameworks and best practices. The program is designed to protect the infrastructure, information systems, and the information in Transamerica’s systems from unauthorized access, use, or other malicious acts by enabling the organization to identify risks, implement the appropriate protections, and detect and respond to cybersecurity events. Transamerica has established strong security policies, procedures, guidelines, and standards that are reviewed regularly to ensure compliance with applicable laws, regulations, and alignment with industry standards. Our cybersecurity program covers every aspect of security management: data handling and classification; access controls and identity management; business continuity and disaster recovery; configuration management; asset management; risk assessment; data disposal; information security incident response; system operations; vulnerability and patch management; system, application, and network security and monitoring; systems and application development and performance; physical and environmental controls; data privacy; vendor and third- party service provider management; consistent use of multi-factor authentication; cybersecurity awareness training; and encryption.
We continue to take steps to strengthen our information security program, infrastructure, and ability to respond to cyberattacks, for example, by further developing our dedicated Information Security teams and strengthening controls. Transamerica’s Risk Management teams also periodically assesses known potential cyber risk factors, together with the first line functions such as the Security Operations Center, with known trends or material incidents reported to Transamerica’s Management and Supervisory Boards as necessary.
OVERVIEW
3

Information security and privacy regulation
Transamerica’s businesses are regulated with respect to information security, data breach response, privacy, and data use at both the federal and state levels. At the federal level, various Transamerica companies are subject to the Gramm-Leach-Bliley Act (GLBA), the Fair Credit Reporting Act (FCRA), and the Health Insurance Portability and Accountability Act (HIPAA), among other laws. At the state level, Departments of Insurance and Financial Services typically administer a series of privacy and information security laws and regulations that impact several Transamerica businesses such as the New York Department of Financial Services Rule 500 (NYDFS Rule 500). NYDFS amended its Part 500 Cybersecurity Rules to adopt heightened information security requirements in relation to areas such as cybersecurity governance, cybersecurity risk assessments, and incident reporting. In addition, in recent years numerous state legislatures have passed or have attempted to pass additional, more broad-based general consumer privacy laws, such as the California Consumer Privacy Act and the California Privacy Rights Act. Additional laws and regulations with respect to these topics are also anticipated to be promulgated and to go into effect in the coming years, and they may be administered by new or different state agencies or by the offices of state Attorneys General. The White House, SEC, and other regulators have also increased their focus on companies’ cybersecurity vulnerabilities and risks, including in relation to third-party service providers. The SEC has recently adopted the Cybersecurity Risk Management, Strategy, Governance, and Incident Disclosure by Public Companies on July 26, 2023 (the “Rule”). The Rule enhances and standardizes disclosures for public companies with regards to their cybersecurity risk strategy, management, and governance. The Rule also requires the reporting of a cybersecurity incident within four business days of determining that an incident is deemed material.
Operational Risks
A computer system failure or security breach of Transamerica’s IT systems or that of critical third parties may disrupt Transamerica’s business, damage Transamerica’s reputation and adversely affect Transamerica’s results of operations, financial condition, and cash flows.
Transamerica relies heavily on computer and information systems and internet and network connectivity (collectively, “IT systems”) to conduct a large portion of its business operations. This includes the need to securely store, process, transmit and dispose of confidential information, including personal information, through a number of complex systems. In many cases this also includes transmission and processing to or through customers, business partners, (semi-) governmental agencies and third-party service providers. Computer system failures, cyber-crime attacks or security or data privacy breaches may materially disrupt Transamerica’s business operations, damage Transamerica’s reputation, result in regulatory and litigation exposure, investigation and remediation costs, and materially and adversely affect Transamerica’s results of operations, financial condition and cash flows.
The information security risk that Transamerica faces includes the risk of malicious outside forces using public networks and other methods, including social engineering and the exploitation of targeted offline processes, to attack Transamerica’s systems and information and potentially demand ransom. It also includes inside threats, both malicious and accidental. For example, human error, bugs and vulnerabilities that may exist in Transamerica’s systems or software, unauthorized user activity and lack of sufficiently automated processing or sufficient logging and monitoring can result in improper information exposure or failure or delayed detection of such activity in a timely manner. Transamerica also faces risk in this area due to its reliance in many cases on third-party systems, all of which may face cyber and information security risks of their own. Third-party administrators or distribution partners used by Transamerica or its subsidiaries may not adequately secure their own IT systems or may not adequately keep pace with the dynamic changes in this area. Potential bad actors that target Transamerica and applicable third parties may include, but are not limited to, criminal organizations, foreign government bodies, political factions, and others.
In recent years, information security risk has increased sharply due to a number of developments in how information systems are used, not only by companies such as Transamerica, but also by society in general. Threats have increased in frequency and magnitude, and are expected to continue to increase, as criminals and other bad actors become more organized and employ more sophisticated techniques. At the same time companies increasingly make information systems and data available through the internet, mobile devices or other network connections to customers, employees and business partners, thereby expanding the attack surface that bad actors can potentially exploit. As a result of the COVID-19 pandemic, Transamerica also faces increased cybersecurity risks due to the number of Transamerica’s and Transamerica’s service providers’ and partners’ employees who are working remotely, which creates additional opportunities for cybercriminals to launch social engineering attacks and exploit vulnerabilities in non-corporate IT environments. The White House, SEC and other regulators have also increased their focus on cybersecurity vulnerabilities and risks.
Large financial institutions such as and including Transamerica have been, and will continue to be, subject to information security attacks. The nature of these attacks will also continue to be unpredictable, and in many cases, may arise from circumstances that are beyond Transamerica’s control. Attackers are also increasingly using tools and techniques that are specifically designed to circumvent controls, to evade detection and even to remove or obfuscate forensic evidence. As a result, Transamerica may be unable to timely or effectively detect, identify, contain, investigate or remediate IT systems in response to, future cyberattacks or security breaches.
4

Especially if and to the extent Transamerica fails to adequately invest in defensive infrastructure, timely response capabilities, technology, controls and processes, or to effectively execute against its information security strategy, it may suffer material adverse consequences.
Transamerica maintains cyber liability insurance to help decrease the financial impact of cyber-attacks and information security events, subject to the terms and conditions of the policy; however, such insurance may not be sufficient to cover all applicable losses that Transamerica may suffer.
A breach of data privacy or security obligations may disrupt Transamerica’s business, damage Transamerica’s reputation and adversely affect financial conditions and results of operations.
Pursuant to applicable laws, various government and semi-governmental and other administrative bodies have established numerous rules protecting the privacy and security of personal information and other confidential or sensitive information held by Transamerica. Notably, certain of Transamerica’s businesses are subject to laws and regulations enacted by US federal and state governments and/or various regulatory organizations relating to the privacy and/or information security of the information of customers, employees or others.
The New York Department of Finance Services (NYDFS), pursuant to its cybersecurity regulation, requires financial institutions regulated by the NYDFS, including certain Transamerica subsidiaries, to, among other things, satisfy an extensive set of minimum information security requirements, including but not limited to governance, management, reporting, policy, technology and control requirements. Other states have adopted similar cybersecurity laws and regulations.
Numerous other US state and federal laws also impose various information security and privacy related obligations with respect to Transamerica, including but not limited to the Gramm-Leach-Bliley Act and related state laws and implementing regulations (GLBA), the California Consumer Privacy Act (CCPA), the California Privacy Rights Act (CPRA), and the Health Insurance Portability and Accountability Act (HIPAA), among many others. These laws generally provide for governmental investigative and enforcement authority, and in certain cases provide for private rights of action.
Numerous other legislators and regulators with jurisdiction over Transamerica’s businesses are considering or have already enacted enhanced information security risk management and privacy laws and regulations, with the overall number and scope of such laws and regulations continuing to increase every year. A number of Transamerica companies are also subject to contractual restrictions with respect to the use and handling of the sensitive information of Transamerica’s clients and business partners.
Transamerica, and numerous of its systems, employees, third-party providers and business partners have access to, and routinely process, the personal information of consumers and employees. Transamerica relies on a large number of processes and controls to protect the confidentiality, integrity and availability of personal information and other confidential information that is accessible to, or in the possession of, Transamerica, its systems, employees and business partners. It is possible that a Transamerica or a third party’s employee, contractor, business partner or system could, intentionally or unintentionally, inappropriately disclose or misuse personal or confidential information. Transamerica’s data or data in its possession could also be the subject of an unauthorized information security attack. If Transamerica fails to maintain adequate processes and controls or if Transamerica or its business partners fail to comply with relevant laws and regulations, policies and procedures, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or other confidential information could occur. Such control inadequacies or non-compliance could cause disrupted operations and misstated or unreliable financial data, materially damage Transamerica’s reputation or lead to increased regulatory scrutiny or civil or criminal penalties or (class action) litigation, which, in turn, could have a material adverse effect on Transamerica’s business, financial condition and results of operations.
In addition, Transamerica analyzes personal information and customer data to better manage its business, subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such information may be imposed. Additional privacy and information security obligations have been imposed by various governments with jurisdiction over Transamerica or its subsidiaries in recent years, and more similar obligations are likely to be imposed in the near future across Transamerica’s operations. Such restrictions and obligations could have material impacts on Transamerica’s business, financial conditions and results of operations.
In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.
5

THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the Owner upon issuance of the policy after completion of an Enrollment Form and delivery of the initial Premium Payment. While the Annuitant is living, the Owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable Beneficiary; and of Your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the Owner predeceases the Annuitant and no joint Owner, primary Beneficiary, or contingent Beneficiary is alive or in existence on the date of death, the Owner's estate will become the new Owner. If no probate estate is opened because the Owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The Owner may change the ownership of the policy in a Written Notice. When this change takes effect, all rights of ownership in the policy will pass to the new Owner. A change of ownership may have tax consequences.
When there is a change of Owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the Owner signs the Written Notice, subject to any payment we have made or action we have taken before recording the change. Changing the Owner does not change the designation of the Beneficiary or the Annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if we discover a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the Annuitant’s or Owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the Annuitant and/or Owner has been misstated, we will change the payment associated with any benefits payable to that which the Premium Payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, Beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or Beneficiary. Any underpayment or overpayment will include interest specified in Your policy, from the date of the wrong payment to the date of the adjustment. The age of the Annuitant or Owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the Annuity Commencement Date, You may reallocate the value of a designated number of Annuity Units of a Subaccount then credited to a policy into an equal value of Annuity Units of one or more other Subaccounts or the Fixed Account. The reallocation shall be based on the relative value of the Annuity Units of the account(s) or Subaccount(s) at the end of the Business Day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the Annuity Units in the account or Subaccount from which the transfer is being made. If the monthly income of the Annuity Units remaining in an account or Subaccount after a reallocation is less than $10, we reserve the right to include the value of those Annuity Units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of Annuity Units may be made up to four times in any given Policy Year.
After the Annuity Commencement Date, no transfers may be made from the Fixed Account to the Separate Account.
6

Annuity Payment Options
During the lifetime of the Annuitant and before the Annuity Commencement Date, the Owner may choose an Annuity Payment Option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the Annuity Commencement Date (elections less than 30 days require prior approval). If no election is made before the Annuity Commencement Date, annuity payments will be made under life income with variable payments for 10 years certain using the existing Policy Value of the Separate Account. The default options may be restricted with respect to Qualified Policies.
The person who elects an Annuity Payment Option can also name one or more Beneficiaries to receive any unpaid, guaranteed amount at the death of the Annuitant. Naming these Beneficiaries cancels any prior choice of a Beneficiary.
A payee who did not elect the Annuity Payment Option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Adjusted Age. For the Life Income and Joint and Survivor Annuity Payment Options, the adjusted age is the Annuitant's actual age nearest birthday, on the Annuity Commencement Date, adjusted as described in Your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 3% effective annual AIR and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed Annuity Commencement Date of 2020. The “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional Variable Annuity Payments will vary based on the investment performance of the Subaccount(s) of the Separate Account selected by the Annuitant or Beneficiary. For certain Qualified Policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the Annuitant.
Determination of Additional Variable Payments. All Variable Annuity Payments other than the first are calculated using Annuity Units which are credited to the policy. The number of Annuity Units to be credited in respect of a particular Subaccount is determined by dividing that portion of the first variable annuity payment attributable to that Subaccount by the Annuity Unit value of that Subaccount on the Annuity Commencement Date. The number of Annuity Units of each particular Subaccount credited to the policy then remains fixed, assuming no transfers to or from that Subaccount occur. The dollar value of variable Annuity Units in the chosen Subaccount will increase or decrease reflecting the investment experience of the chosen Subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each particular Subaccount credited to the policy by the Annuity Unit value for the particular Subaccount on the date the payment is made.
Death Benefit
Due proof of death of the Annuitant is proof that the Annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us will constitute due proof of death. If the Annuitant dies after the Annuity Commencement Date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the Beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law, unless a settlement agreement is effective at the death of the Owner preventing such election.
If an Owner is not an Annuitant, and dies prior to the Annuity Commencement Date, the new Owner may surrender the policy at any time for the amount of the Cash Value. If the new Owner is not the deceased Owner's spouse, the Cash Value will be distributed in accordance with the applicable provisions of the Internal Revenue Code, or be used to provide payments to a designated Beneficiary within one year of such Owner’s death that will be made for life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the sole new Owner is the deceased Owner's surviving spouse, such spouse may elect to continue the policy as the new Owner instead of receiving the death benefit.
7

Beneficiary. The Beneficiary designation in the Enrollment Form will remain in effect until changed. The Owner may change the designated Beneficiary by sending us Written Notice. The Beneficiary's consent to such change is not required unless the Beneficiary was irrevocably designated or law requires consent. If an irrevocable Beneficiary dies, the Owner may then designate a new Beneficiary. The change will take effect as of the date the Owner signs the Written Notice, whether or not the Owner is living when we receive the notice. We will not be liable for any payment made before the Written Notice is received. If more than one Beneficiary is designated, and the Owner fails to specify their interests, they will share equally. If upon the death of the Annuitant there is a surviving Owner(s), the surviving Owner(s) automatically takes the place of any Beneficiary designation.
Death of Owner
Federal tax law requires that if any Owner (including any joint Owner who has become a current Owner) dies before the Annuity Commencement Date, then the entire value of the policy must generally be distributed within five years of the date of death of such Owner. Certain rules apply where (1) the spouse of the deceased Owner is the sole Beneficiary, (2) the Owner is not a natural person and the primary Annuitant dies or is changed, or (3) any Owner dies after the Annuity Commencement Date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to Qualified Policies.
Assignment
During the lifetime of the Annuitant You may assign any rights or benefits provided by the policy if Your policy is a Nonqualified Policy. An assignment will not be binding on us until a copy has been filed at our Administrative Office. Your rights and benefits and those of the Beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless You so direct by filing Written Notice with us, no Beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any Beneficiary's creditors.
Ownership under Qualified Policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we may, at our sole discretion, credit an amount equal to a percentage of each Premium Payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual Service Charge, the Surrender Charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any Owner.
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of Accumulation Units and Annuity Units, and to determine annuity payment rates.
8

Accumulation Units
Allocations of a Premium Payment directed to a Subaccount are credited in the form of Accumulation Units. Each Subaccount has a distinct Accumulation Unit value. The number of units credited is determined by dividing the Premium Payment or amount transferred to the Subaccount by the Accumulation Unit value of the Subaccount as of the end of the Valuation Period during which the allocation is made. For each Subaccount, the Accumulation Unit value for a given Business Day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an Accumulation Unit.
Upon allocation to the selected Subaccount, Premium Payments are converted into Accumulation Units of the Subaccount. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as next determined after the Premium Payment is received at the Administrative Office or, in the case of the initial Premium Payment, when the Enrollment Form is completed, whichever is later. The value of an Accumulation Unit for each Subaccount was arbitrarily established at $10 at the inception of each Subaccount. Thereafter, the value of an Accumulation Unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.
An index (the “net investment factor”) which measures the investment performance of a Subaccount during a Valuation Period, is used to determine the value of an Accumulation Unit for the next subsequent Valuation Period. The net investment factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease, or remain the same from one Valuation Period to the next. You bear this investment risk. The net investment performance of a Subaccount and deduction of certain charges affect the Accumulation Unit value.
The net investment factor for any Subaccount for any Valuation Period is determined by dividing (A + B - C) by (D) and subtracting (E) from the result, where the net result of:
A
the net asset value per share of the shares held in the Subaccount determined at the end of the current Valuation Period, plus
B
the per share amount of any dividend or capital gain distribution made with respect to the shares held in the Subaccount if the ex-dividend date occurs during the current Valuation Period, plus or minus
C
a per share credit or charge for any taxes determined by us to have resulted during the Valuation Period from the investment operations of the Subaccount;
D
is the net asset value per share of the shares held in the Subaccount determined as of the end of the immediately preceding Valuation Period; and
E
is an amount representing the Separate Account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share at of the end of the current Valuation Period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current Valuation Period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at of the end of the immediately preceding Valuation Period.
Assume D = $11.40
E =
The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E total 1.50% on an annual basis; On a daily basis, this equals 0.000041096.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000041096 = Z = 1.014871185
(11.40)
9

Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The Accumulation Unit value for the immediately preceding Valuation Period.
Assume A = $X
B =	The net investment factor for the current Valuation Period.
Assume B = Y
Then, the Accumulation Unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of Variable Annuity Payments will vary with Annuity Unit values. Annuity unit values rise if the net investment performance of the Subaccount exceeds the Assumed Investment Return of 3% annually. Conversely, Annuity Unit values fall if the net investment performance of the Subaccount is less than the annual Assumed Investment Return. The value of a variable Annuity Unit in each Subaccount was established at $10 on the date operations began for that Subaccount. The value of a variable Annuity Unit on any subsequent Business Day is equal to A multiplied by B multiplied by C, where:
A
is the variable Annuity Unit value for the Subaccount on the immediately preceding Business Day;
B
is the net investment factor for that Subaccount for the Valuation Period; and
C
is the Assumed Investment Return adjustment factor for the Valuation Period.
The Assumed Investment Return adjustment factor for the Valuation Period is the product of discount factors of .99986634 per day to recognize the 3% effective annual AIR. The Valuation Period is the period from the close of the immediately preceding Business Day to the close of the current Business Day.
The net investment factor for the policy used to calculate the value of a variable Annuity Unit in each Subaccount for the Valuation Period is determined by dividing (i) by (ii) and subtracting (iii) and (iv) from the result, where:
(i)
is the result of:
(1)
the net asset value of a fund share held in that Subaccount determined at the end of the current Valuation Period; plus
(2)
the per share amount of any dividend or capital gain distributions made by the fund for shares held in that Subaccount if the ex-dividend date occurs during the Valuation Period; plus or minus
(3)
a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the Subaccount.
(ii)
is the net asset value of a fund share held in that Subaccount determined as of the end of the immediately preceding Valuation Period.
(iii)
is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to the mortality and expense risk fee and administrative charge shown in Your contract as a percentage of the daily net asset value of shares held in that Subaccount.
(iv) is a factor representing the Fund Facilitation Fee. This factor is a percentage of the daily net asset value of a fund share held in a Subaccount subject to a Fund Facilitation Fee, up to the maximum percentage of 0.60%. Such factor is equal to 0.00% if you have not assets held in a Subaccount subject to a Fund Facilitation Fee.
The dollar amount of subsequent Variable Annuity Payments will depend upon changes in applicable Annuity Unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the Annuitant at the Annuity Commencement Date. The policy contains a table for determining the adjusted age of the Annuitant.
10

Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity Unit value for the immediately preceding Valuation Period.
Assume A = $X
B =	Net investment factor for the Valuation Period for which the annuity value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual Assumed Investment Return of 3% built into the Annuity Tables used.
Assume C = Z
Then, the Annuity Unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The Adjusted Policy Value as of the Annuity Commencement Date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of Adjusted Policy Value based upon the option selected, the sex and adjusted age of the Annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of Annuity Units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The Annuity Unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of Annuity Units =	$X	= Z
$Y
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market Subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a
11

365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=
The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

ES	=	Per unit expenses of the Subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market Subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect Surrender Charges that may be applicable to a particular Policy. Surrender Charges range from 8% to 0% (depending on which share class You select) of the amount of Premium Payments surrendered based on the number of years since the Premium Payment was made. Surrender Charges are based on the number of years since the date of the Premium Payment was made, not the Policy Value issue date.
We may also disclose the effective yield of the money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=
The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one Subaccount unit.

ES	=	Per unit expenses of the Subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
The yield on amounts held in the money market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the Subaccounts for various periods of time. One of the periods of time will include the period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using Subaccount unit values which we calculate on each Business Day based on the performance of the Separate Account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of Surrender Charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
12

P (1 + T)N = ERV
Where:
T	=	The average annual total return net of Subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the Surrender Charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of Subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular Subaccount commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the various portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
services
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
We will maintain all records and accounts relating to the Separate Account. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from Your checking account, or regular annuity payments we send to You) You may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1801 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of Aegon USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
13

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2023 and 2022, the amounts paid to TCI in connection with all Transamerica B-Share Variable Annuity policies sold through the Transamerica Life Insurance Company Separate Account VA B were $3,993,886, and $3,993,886. During fiscal year 2023 and 2022, the amounts paid to TCI in connection with all Transamerica B-Share Variable Annuity policies sold through Transamerica Financial Life Insurance Company Separate Account VA BNY were $652,832 and $652,832.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
CUSTODY OF ASSETS
We hold assets of each of the Subaccounts. The assets of each of the Subaccounts are segregated and held separate and apart from the assets of the other Subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the Subaccounts. Additional protection for the assets of the Separate Account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The statutory-basis financial statements and supplementary information of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company as of December 31, 2023 and December 31, 2022 and for each of the three years in the period ended December 31, 2023 have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The financial statements of each of the subaccounts of Separate Account VA B and Separate Account VA BNY as of December 31, 2023 and for each of the two years in the period ended December 31, 2023, incorporated by reference to the Form N-VPFS dated April 19, 2024 have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
FINANCIAL STATEMENTS
All required statutory financial statements are included in Part B of this Registration Statement. Required Separate Account VA B financial statements are incorporated by reference to N-VPFS (811-06032) filed on April 19, 2024. Required Separate Account VA BNY financial statements are incorporated by reference to N-VPFS (811-08750) filed on April 19, 2024.
The values of Your interest in the Separate Account will be affected solely by the investment results of the selected Subaccount(s). The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
14

APPENDIX
Prior Valuation Frequency, Benefit Age, Protection Level, Allocation/Withdrawal Percentages and Rider Fees
To the extent they have changed, the table(s) below identifies the historical changes to the Rate Sheet Prospectus Supplements for the Transamerica Principal OptimizerSM rider. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at sec.gov.
protection level Percentages
	Waiting Period	Initial Protection Level Percentage	Minimum Protection Level Percentage
Prior to August 1, 2022	10 Years	100%	80%
	7 Years	90%	80%

	Waiting Period	Initial Protection Level Percentage	Minimum Protection Level Percentage
On or after August 1, 2022	10 Years	110%	80%
	7 Years	100%	80%
Required Allocation Percentages
		Premium		Rebalance
	10 and 7 Year Waiting Period	Minimum	Maximum	Minimum	Maximum
Prior to August 1, 2022	Stable Account	30%	30%	N/A	N/A
	Select Investment Options	0%	70%	0%	100%
	Flexible Investment Options	0%	70%	0%	100%

		Premium		Rebalance
	10 and 7 Year Waiting Period	Minimum	Maximum	Minimum	Maximum
On or after August 1, 2022	Stable Account	25%	25%	N/A	N/A
	Select Investment Options	0%	75%	0%	100%
	Flexible Investment Options	0%	75%	0%	100%
New york Required Allocation Percentages
	Premium		Rebalance
10 and 7 Year Waiting Period	Minimum	Maximum	Minimum	Maximum
15

Prior Valuation Frequency, Benefit Age, Protection Level, Allocation/Withdrawal Percentages and Rider Fees — (Continued)
		Premium		Rebalance
On or after April 1, 2024	Stable Account	15%	15%	N/A	N/A
	Select Investment Options	0%	85%	0%	100%
	Flexible Investment Options	0%	85%	0%	100%
Withdrawal Percentages
	10 and 7 Year Waiting Periods
	Age	Single	Joint
Prior to September 1, 2020	0-58	0.00%	0.00%
	59-64	4.00%	3.50%
	65-79	5.00%	4.50%
	80+	6.00%	5.50%

	10 and 7 Year Waiting Periods
	Age	Single	Joint
On or after September 1, 2020	0-58	0.00%	0.00%
	59-64	3.75%	3.25%
	65-80	5.00%	4.50%
	81+	5.50%	5.00%
NEW YORK Withdrawal Percentages
	10 and 7 Year Waiting Periods
	Age	Single	Joint
Prior to September 1, 2020	0-58	0.00%	0.00%
	59-64	4.00%	3.50%
	65-79	5.00%	4.50%
	80+	6.00%	5.50%

	10 and 7 Year Waiting Periods
	Age	Single	Joint
September 1, 2020 to December 3, 2023	0-58	0.00%	0.00%
	59-64	3.75%	3.25%
	65-80	5.00%	4.50%
	81+	5.50%	5.00%

16

Prior Valuation Frequency, Benefit Age, Protection Level, Allocation/Withdrawal Percentages and Rider Fees — (Continued)
	10 and 7 Year Waiting Periods
	Age	Single	Joint
On or after December 4, 2023	0-58	0.00%	0.00%
	59-64	1.40%	1.20%
	65-69	1.75%	1.45%
	70-74	2.25%	1.80%
	75-79	3.25%	2.40%
	80-84	5.15%	3.65%
	85-89	5.70%	4.05%
	90-94	6.40%	4.55%
	95+	7.30%	5.20%
17

APPENDIX
Prior Valuation Frequency, Benefit Age, growth duration, Growth/Withdrawal Percentages and Rider Fees
To the extent they have changed, the table(s) below identifies the historical changes to the Rate Sheet Prospectus Supplements for the Retirement Income Max® 1.2 rider. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at sec.gov.
Growth Percentages
Date	Percentage
Prior to September 1, 2020	6.50%
On or after September 1, 2020	5.00%
Withdrawal Percentages
Date	Age at time of first withdrawal	Single Life Percentage	Joint Life Percentage
Prior to September 1, 2020	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 5.50%	0.00% 3.50% 4.50% 5.00%
On or after September 1, 2020	0-58 59-64 65-80 ≥81	0.00% 3.75% 5.00% 5.50%	0.00% 3.25% 4.50% 5.00%
New york single life Withdrawal Percentages
Date	Age at time of first withdrawal	Single Life Percentage
Prior to September 1, 2020	0-61 62-64 65-79 ≥80	0.00% 4.00% 5.00% 5.50%
On or after September 1, 2020	0-58 59-64 65-80 ≥81	0.00% 3.75% 5.00% 5.50%
New york joint life Withdrawal Percentages
Date	Age at time of first withdrawal	Joint Life Percentage
Prior to September 1, 2020	0-61 62-64 65-79 ≥80	0.00% 3.50% 4.50% 5.00%
On or after September 1, 2020	0-58 59-64 65-80 ≥81	0.00% 3.25% 4.50% 5.00%
18

APPENDIX
Prior Valuation Frequency, Benefit Age, Growth Duration, Withdrawal/Growth Percentages and Rider Fees
To the extent they have changed, the table(s) below identifies the historical changes to the Rate Sheet Prospectus Supplements for the Retirement Income Choice® 1.7 rider. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at sec.gov.
Rider fee Percentages
Date	Rider Benefit	Single Life Option	Joint Life Option
Prior to September 1, 2020	Base Benefit Designated Allocation Group A	1.50%	1.60%
	Base Benefit Designated Allocation Group B	1.50%	1.60%
	Base Benefit Designated Allocation Group C	1.50%	1.60%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
On or after September 1, 2020	Base Benefit Designated Allocation Group A	1.85%	1.95%
	Base Benefit Designated Allocation Group B	1.40%	1.50%
	Base Benefit Designated Allocation Group C	0.95%	1.05%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%
new york Rider fee Percentages
Date	Rider Benefit	Single Life Option	Joint Life Option
Prior to September 1, 2020	Base Benefit Designated Allocation Group A	1.50%	1.60%
	Base Benefit Designated Allocation Group B	1.50%	1.60%
	Base Benefit Designated Allocation Group C	1.50%	1.60%
	Death Benefit	0.40%	0.35%

Date	Rider Benefit	Single Life Option	Joint Life Option
On or after September 1, 2020	Base Benefit Designated Allocation Group A	1.85%	1.95%
	Base Benefit Designated Allocation Group B	1.40%	1.50%
	Base Benefit Designated Allocation Group C	0.95%	1.05%
	Death Benefit	0.40%	0.35%
Growth Percentages
Date	Percentage
Prior to September 1, 2020	5.50%
On or after September 1, 2020	5.00%
valuation frequency
Date	Frequency
Prior to September 1, 2020	Monthly
On or after September 1, 2020	Annually
19

Prior Valuation Frequency, Benefit Age, Growth Duration, Withdrawal/Growth Percentages and Rider Fees — (Continued)
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to September 1, 2020	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 5.50%	0.00% 3.50% 4.50% 5.00%
On or after September 1, 2020	0-58 59-64 65-80 ≥81	0.00% 3.50% 4.75% 5.25%	0.00% 3.00% 4.25% 4.75%
20

APPENDIX
Prior Valuation Frequency, Benefit Age, Allocation/Withdrawal Percentages and Rider Fees
To the extent they have changed, the table(s) below identifies the historical changes to the Rate Sheet Prospectus Supplements for the Transamerica Income EdgeSM 1.2 rider. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at sec.gov.
Rider fee Percentages
Date	Percentage
Prior to September 1, 2020	1.45%

Date	Single Life	Joint Life
On or after September 1, 2020	1.45%	1.55%
Required Allocation Percentages
		Premium		Rebalance
		Minimum	Maximum	Minimum	Maximum
Prior to August 1, 2022	Stable Account	30%	30%	N/A	N/A
	Select Investment Options	0%	70%	0%	100%
	Flexible Investment Options	0%	70%	0%	100%

		Premium		Rebalance
		Minimum	Maximum	Minimum	Maximum
On or after August 1, 2022	Stable Account	25%	25%	N/A	N/A
	Select Investment Options	0%	75%	0%	100%
	Flexible Investment Options	0%	75%	0%	100%
New YOrk Required Allocation Percentages
		Premium		Rebalance
		Minimum	Maximum	Minimum	Maximum
On or after April 1, 2024	Stable Account	15%	15%	N/A	N/A
	Select Investment Options	0%	85%	0%	100%
	Flexible Investment Options	0%	85%	0%	100%
21

Prior Valuation Frequency, Benefit Age, Allocation/Withdrawal Percentages and Rider Fees — (Continued)
single life Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option	Rider Years 4-6 Withdrawal Percentage - Single Life Option	Rider Years 7+ Withdrawal Percentage - Single Life Option
Prior to September 1, 2020	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	4.75%	5.50%
	65-79	5.00%	5.75%	6.50%
	≥80	5.50%	6.25%	7.00%

	Age at time of first withdrawal	Rider Years 1-5 Withdrawal Percentage - Single Life Option	Rider Years 6-10 Withdrawal Percentage - Single Life Option	Rider Years 11+ Withdrawal Percentage - Single Life Option
September 1, 2020, to July 31, 2022	0-58	0.00%	0.00%	0.00%
	59-64	3.75%	4.25%	4.75%
	65-80	5.00%	5.50%	6.00%
	≥81	5.50%	6.00%	6.50%

	Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage - Single Life Option	Rider Years 5-7 Withdrawal Percentage - Single Life Option	Rider Years 8+ Withdrawal Percentage - Single Life Option
August 1, 2022, to November 13, 2022	0-58	0.00%	0.00%	0.00%
	59-64	3.75%	4.55%	5.75%
	65-74	5.20%	6.00%	7.20%
	75-80	5.75%	6.55%	7.75%
	≥81	6.00%	6.80%	8.00%

	Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage - Single Life Option	Rider Years 5-7 Withdrawal Percentage - Single Life Option	Rider Years 8+ Withdrawal Percentage - Single Life Option
November 14, 2022 to January 28, 2024	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.50%
	65-69	5.55%	6.55%	8.05%
	70-74	5.75%	6.75%	8.25%
	75-80	6.00%	7.00%	8.50%
	≥81	6.50%	7.50%	9.00%

22

Prior Valuation Frequency, Benefit Age, Allocation/Withdrawal Percentages and Rider Fees — (Continued)
	Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage - Single Life Option	Rider Years 5-7 Withdrawal Percentage - Single Life Option	Rider Years 8+ Withdrawal Percentage - Single Life Option
On or after January 29, 2024	0-58	0.00%	0.00%	0.00%
	59-64	4.75%	5.75%	7.50%
	65-69	5.75%	6.75%	8.50%
	70-74	6.00%	7.00%	8.75%
	75-79	6.50%	7.50%	9.25%
	80-84	7.00%	8.00%	9.75%
	85-89	8.00%	9.00%	10.75%
	90-94	9.00%	10.00%	11.75%
	95+	10.00%	11.00%	12.75%
joint life Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Joint Life Option	Rider Years 4-6 Withdrawal Percentage - Joint Life Option	Rider Years 7+ Withdrawal Percentage - Joint Life Option
Prior to September 1, 2020	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.25%	5.00%
	65-79	4.50%	5.25%	6.00%
	≥80	5.00%	5.75%	6.50%

	Age at time of first withdrawal	Rider Years 1-5 Withdrawal Percentage - Single Life Option	Rider Years 6-10 Withdrawal Percentage - Single Life Option	Rider Years 11+ Withdrawal Percentage - Single Life Option
September 1, 2020, to July 31, 2022	0-58	0.00%	0.00%	0.00%
	59-64	3.25%	3.75%	4.25%
	65-80	4.50%	5.00%	5.50%
	≥81	5.00%	5.50%	6.00%

	Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage - Single Life Option	Rider Years 5-7 Withdrawal Percentage - Single Life Option	Rider Years 8+ Withdrawal Percentage - Single Life Option
August 1, 2022, to November 13, 2022	0-58	0.00%	0.00%	0.00%
	59-64	3.25%	4.05%	5.25%
	65-74	4.70%	5.50%	6.70%
	75-80	5.25%	6.05%	7.25%
	≥81	5.50%	6.30%	7.50%

23

Prior Valuation Frequency, Benefit Age, Allocation/Withdrawal Percentages and Rider Fees — (Continued)
	Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage - Single Life Option	Rider Years 5-7 Withdrawal Percentage - Single Life Option	Rider Years 8+ Withdrawal Percentage - Single Life Option
November 14, 2022 to January 28, 2024	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	6.00%
	65-69	5.05%	6.05%	7.55%
	70-74	5.25%	6.25%	7.75%
	75-80	5.50%	6.50%	8.00%
	≥81	6.00%	7.00%	8.50%

	Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage - Single Life Option	Rider Years 5-7 Withdrawal Percentage - Single Life Option	Rider Years 8+ Withdrawal Percentage - Single Life Option
On or after January 29, 2024	0-58	0.00%	0.00%	0.00%
	59-64	4.25%	5.25%	7.00%
	65-69	5.25%	6.25%	8.00%
	70-74	5.50%	6.50%	8.25%
	75-79	6.00%	7.00%	8.75%
	80-84	6.50%	7.50%	9.25%
	85-89	7.50%	8.50%	10.25%
	90-94	8.50%	9.50%	11.25%
	95+	9.50%	10.50%	12.25%
New York single life Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Single Life Option	Rider Years 4-6 Withdrawal Percentage - Single Life Option	Rider Years 7+ Withdrawal Percentage - Single Life Option
Prior to September 1, 2020	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	4.75%	5.50%
	65-79	5.00%	5.75%	6.50%
	≥80	5.50%	6.25%	7.00%

	Age at time of first withdrawal	Rider Years 1-5 Withdrawal Percentage - Single Life Option	Rider Years 6-10 Withdrawal Percentage - Single Life Option	Rider Years 11+ Withdrawal Percentage - Single Life Option
September 1, 2020, to July 31, 2022	0-58	0.00%	0.00%	0.00%
	59-64	3.75%	4.25%	4.75%
	65-80	5.00%	5.50%	6.00%
	≥81	5.50%	6.00%	6.50%

24

Prior Valuation Frequency, Benefit Age, Allocation/Withdrawal Percentages and Rider Fees — (Continued)
	Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage - Single Life Option	Rider Years 5-7 Withdrawal Percentage - Single Life Option	Rider Years 8+ Withdrawal Percentage - Single Life Option
August 1, 2022, to November 13, 2022	0-58	0.00%	0.00%	0.00%
	59-64	3.75%	4.55%	5.75%
	65-74	5.20%	6.00%	7.20%
	75-80	5.75%	6.55%	7.75%
	≥81	6.00%	6.80%	8.00%

	Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage - Single Life Option	Rider Years 5-7 Withdrawal Percentage - Single Life Option	Rider Years 8+ Withdrawal Percentage - Single Life Option
November 14, 2022 to December 3, 2023	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	5.00%	6.50%
	65-69	5.55%	6.55%	8.05%
	70-74	5.75%	6.75%	8.25%
	75-80	6.00%	7.00%	8.50%
	≥81	6.50%	7.50%	9.00%

	Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage - Single Life Option	Rider Years 5-7 Withdrawal Percentage - Single Life Option	Rider Years 8+ Withdrawal Percentage - Single Life Option
On or after December 4, 2023	0-58	0.00%	0.00%	0.00%
	59-64	4.00%	4.75%	6.50%
	65-69	5.25%	6.00%	7.40%
	70-74	5.85%	6.60%	8.40%
	75-79	6.55%	7.30%	9.30%
	80-84	7.40%	8.15%	10.15%
	85-89	8.45%	9.20%	11.20%
	90-94	9.85%	10.60%	12.60%
	95+	11.65%	12.40%	14.40%
New York joint life Withdrawal Percentages
	Age at time of first withdrawal	Rider Years 1-3 Withdrawal Percentage - Joint Life Option	Rider Years 4-6 Withdrawal Percentage - Joint Life Option	Rider Years 7+ Withdrawal Percentage - Joint Life Option
Prior to September 1, 2020	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.25%	5.00%
	65-79	4.50%	5.25%	6.00%
	≥80	5.00%	5.75%	6.50%

25

Prior Valuation Frequency, Benefit Age, Allocation/Withdrawal Percentages and Rider Fees — (Continued)
	Age at time of first withdrawal	Rider Years 1-5 Withdrawal Percentage - Single Life Option	Rider Years 6-10 Withdrawal Percentage - Single Life Option	Rider Years 11+ Withdrawal Percentage - Single Life Option
September 1, 2020, to July 31, 2022	0-58	0.00%	0.00%	0.00%
	59-64	3.25%	3.75%	4.25%
	65-80	4.50%	5.00%	5.50%
	≥81	5.00%	5.50%	6.00%

	Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage - Single Life Option	Rider Years 5-7 Withdrawal Percentage - Single Life Option	Rider Years 8+ Withdrawal Percentage - Single Life Option
August 1, 2022, to November 13, 2022	0-58	0.00%	0.00%	0.00%
	59-64	3.25%	4.05%	5.25%
	65-74	4.70%	5.50%	6.70%
	75-80	5.25%	6.05%	7.25%
	≥81	5.50%	6.30%	7.50%

	Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage - Single Life Option	Rider Years 5-7 Withdrawal Percentage - Single Life Option	Rider Years 8+ Withdrawal Percentage - Single Life Option
November 14, 2022 to December 3, 2023	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.50%	6.00%
	65-69	5.05%	6.05%	7.55%
	70-74	5.25%	6.25%	7.75%
	75-80	5.50%	6.50%	8.00%
	≥81	6.00%	7.00%	8.50%

	Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage - Single Life Option	Rider Years 5-7 Withdrawal Percentage - Single Life Option	Rider Years 8+ Withdrawal Percentage - Single Life Option
On or after December 4, 2023	0-58	0.00%	0.00%	0.00%
	59-64	3.50%	4.25%	5.45%
	65-69	3.95%	5.05%	5.90%
	70-74	4.25%	5.45%	6.40%
	75-79	4.60%	5.90%	6.95%
	80-84	5.05%	6.45%	7.65%
	85-89	5.60%	7.10%	8.55%
	90-94	6.30%	8.40%	9.95%
	95+	7.20%	9.60%	12.30%
26

FINANCIAL STATEMENTS – STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

Transamerica Life Insurance Company

Years Ended December 31, 2023, 2022 and 2021

Transamerica Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2023, 2022 and 2021

Report of Independent Auditors

To the Board of Directors of Transamerica Life Insurance Company

Opinions

We have audited the accompanying statutory basis financial statements of Transamerica Life Insurance Company (the “Company”), which comprise the balance sheets – statutory basis as of December 31, 2023 and 2022, and the related statements of operations - statutory basis, of changes in capital and surplus - statutory basis, and of cash flow - statutory basis for each of the three years in the period ended December 31, 2023, including the related notes and summary of investments - other than investments in related parties at December 31, 2023, supplementary insurance information at December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021, and reinsurance at December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021 listed in the accompanying index (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2023 and 2022 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312) 298 2000, www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.
●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 11, 2024

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Millions)

	December 31
	2023	2022

Admitted assets
Cash, cash equivalents and short-term investments	$3,305	$2,420
Bonds	46,351	51,131
Preferred stocks	59	61
Common stocks	3,877	3,251
Mortgage loans on real estate	9,409	9,270
Real estate	41	44
Policy loans	2,109	2,028
Securities lending reinvested collateral assets	2,292	2,115
Derivatives	1,143	2,339
Receivable for derivative cash collateral	361	981
Other invested assets	3,395	2,964

Total cash and invested assets	72,342	76,604

Accrued investment income	626	716
Premiums deferred and uncollected	151	169
Net deferred income tax asset	772	739
Variable annuity reserve hedge offset deferral	445	380
Other assets	1,649	1,596
Separate account assets	98,852	91,494

Total admitted assets	$174,837	$171,698

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$52,496	$57,956
Policy and contract claim reserves	983	1,098
Liability for deposit-type contracts	717	766
Other policyholders’ funds	46	42
Transfers from separate accounts due or accrued	(421)	(510)
Funds held under reinsurance treaties	7,480	3,042
Asset valuation reserve	1,302	1,111
Interest maintenance reserve	—	407
Derivatives	1,214	3,629
Payable for collateral under securities loaned and other transactions	3,098	2,271
Borrowed money	1,738	3,107
Other liabilities	1,414	1,622
Separate account liabilities	98,852	91,494

Total liabilities	168,919	166,035

Total capital and surplus	5,918	5,663

Total liabilities and capital and surplus	$174,837	$171,698

See accompanying notes.

3

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2023	2022	2021

Revenues
Premiums and other considerations	$9,516	$19,813	$14,482
Net investment income	3,597	3,297	3,191
Commissions and expense allowances on reinsurance ceded	329	1,075	187
Reserve adjustment on reinsurance ceded	(139)	(147)	(260)
Consideration received on reinsurance recapture and novations	140	210	963
Fee revenue and other income	2,119	1,982	2,259

Total revenue	15,562	26,230	20,822

Benefits and expenses
Death benefits	2,433	2,650	2,928
Annuity benefits	1,466	1,552	1,798
Accident and health benefits	1,046	1,021	945
Surrender benefits	14,692	20,498	18,145
Other benefits	257	244	292
Net increase (decrease) in reserves	(5,482)	6,563	942
Commissions	1,343	1,688	1,375
Taxes, licenses and fees	163	153	180
Funds withheld ceded investment income	95	98	131
Net transfers to (from) separate accounts	(4,801)	(10,952)	(8,881)
IMR adjustment due to reinsurance	248	(432)	(43)
General insurance expenses and other	1,291	1,198	1,107

Total benefits and expenses	12,751	24,281	18,919

Gain (loss) from operations before dividends and federal income taxes	2,811	1,949	1,903
Dividends to policyholders	8	10	10

Gain (loss) from operations before federal income taxes	2,803	1,939	1,893
Federal income tax (benefit) expense	75	(80)	(185)

Net gain (loss) from operations	2,728	2,019	2,078
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	(1,999)	(4,211)	(1,924)

Net income (loss)	$729	$(2,192)	$154

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

	Common Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at January 1, 2021	$7	$4,562	$(145)	$3,686	$8,110
Net income (loss)	—	—	—	154	154
Change in net unrealized capital gains/losses, net of taxes	—	—	(105)	555	450
Change in net deferred income tax asset	—	—	—	123	123
Change in nonadmitted assets	—	—	—	(73)	(73)
Change in reserve on account of change valuation basis	—	—	—	(60)	(60)
Cumulative effect of changes in accounting principle	—	—	—	(15)	(15)
Change in asset valuation reserve	—	—	—	(52)	(52)
Change in surplus as a result of reinsurance	—	—	—	(256)	(256)
Dividends to stockholders	—	—	—	(761)	(761)
Distribution of affiliate stock	—	—	—	(339)	(339)
Other changes - net	—	3	—	(7)	(4)

Balance at December 31, 2021	$7	$4,565	$(250)	$2,955	$7,277
Net income (loss)	—	—	—	(2,192)	(2,192)
Change in net unrealized capital gains/losses, net of taxes	—	—	630	384	1,014
Change in net deferred income tax asset	—	—	—	702	702
Change in nonadmitted assets	—	—	—	(834)	(834)
Change in reserve on account of change valuation basis	—	—	—	641	641
Change in asset valuation reserve	—	—	—	139	139
Change in surplus as a result of reinsurance	—	—	—	(871)	(871)
Capital contribution	—	100	—	—	100
Dividends to stockholders	—	—	—	(425)	(425)
Other changes - net	—	(1)	—	113	112

Balance at December 31, 2022	$7	$4,664	$380	$612	$5,663

Continued on next page.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

	Common Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2022	$7	$4,664	$380	$612	$5,663
Net income (loss)	—	—	—	729	729
Change in net unrealized capital gains/losses, net of taxes	—	—	136	1,148	1,284
Change in net deferred income tax asset	—	—	—	149	149
Change in nonadmitted assets	—	—	—	(417)	(417)
Change in asset valuation reserve	—	—	—	(191)	(191)
Change in surplus as a result of reinsurance	—	—	—	(435)	(435)
Dividends to stockholders	—	—	—	(858)	(858)
Other changes - net	—	8	—	(14)	(6)

Balance at December 31, 2023	$7	$4,672	$516	$723	$5,918

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2023	2022	2021

Operating activities
Premiums and annuity considerations	$13,933	$14,606	$15,975
Net investment income	3,580	3,146	3,105
Other income	1,940	2,251	2,025
Benefit and loss related payments	(19,702)	(26,105)	(24,040)
Net transfers from separate accounts	4,842	11,122	9,042
Commissions and operating expenses	(2,787)	(2,771)	(2,799)
Dividends paid to policyholders	(5)	(6)	(6)
Federal income taxes (paid) received	18	204	148

Net cash provided by (used in) operating activities	$1,819	$2,447	$3,450

Investing activities
Proceeds from investments sold, matured or repaid	$8,889	$10,356	$12,231
Costs of investments acquired	(8,332)	(10,957)	(14,040)
Net change in policy loans	(81)	(35)	51

Net cash provided by (used in) investing activities	$476	$(636)	$(1,758)

Financing and miscellaneous activities
Capital and paid in surplus received (returned)	$6	$101	$2
Dividends to stockholders	(858)	(425)	(761)
Net deposits (withdrawals) on deposit-type contracts	(45)	(67)	(143)
Net change in borrowed money	(1,354)	(777)	385
Net change in funds held under reinsurance treaties	43	41	74
Net change in payable for collateral under securities lending and other transactions	828	(42)	(443)
Other cash (applied) provided	(30)	(348)	(512)

Net cash provided by (used in) financing and miscellaneous activities	$(1,410)	$(1,517)	$(1,398)

Net increase (decrease) in cash, cash equivalents and short-term investments	885	294	294

Cash, cash equivalents and short-term investments:
Beginning of year	2,420	2,126	1,832

End of year	$3,305	$2,420	$2,126

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
Supplemental disclosures of cash flow information	2023	2022	2021

Non-cash activities during the year not included in the Statutory Statements of Cash Flows:

Receipt of bonds, other invested assets and interest related to affiliated reinsurance treaty	$792	$4,706	$—
Increase of funds withheld related to affiliated reinsurance agreement	(4,394)	—	—
Release of funds withheld related to affiliated reinsurance recaptures	—	42	963
Release of reinsurance payable related to affiliate reinsurance recapture	—	22	—
Assets transfer in for amended reinsurance treaty	—	—	47
Distribution of affiliate stock	—	—	(339)
Receipt (transfer) of assets related to nonaffiliated reinsurance	—	—	(1,527)

See accompanying notes.

8

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2023

1.  Organization and Nature of Business

Transamerica Life Insurance Company (the Company) is a stock life insurance company domiciled in the State of Iowa, and is owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of Aegon Ltd., a holding company organized under the laws of Bermuda.

Nature of Business

The Company sells individual life insurance, including indexed universal life, whole life, term life, and final expense whole life. It also sells variable and registered index-linked annuities. In addition, the Company offers supplemental health insurance, group life insurance, group annuity contracts and stable value solutions. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico, and US Virgin Islands. Sales of the Company’s products are primarily through a network of independent agents and broker-dealers, affiliated agencies, and financial institutions.

2.  Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division (IID), which differ from accounting principles generally accepted in the United States of America (GAAP).

The IID recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of Iowa. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed. The Commissioner of Insurance has the right to permit specific practices that deviate from prescribed practices.

The following is a summary of the accounting practices permitted and prescribed by the IID and reflected in the Company’s financial statements which differs from NAIC SAP:

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to credit for reinsurance. As prescribed by Iowa Administrative Code 191-5.33 (10)(d), the Commissioner has deemed the book value of assets held in a comfort trust as acceptable security for purposes of taking reserve credit for liabilities ceded to an unauthorized reinsurer while it seeks reciprocal jurisdiction status. Under Statement of Statutory Accounting Principles (SSAP) No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, the market value of trust assets is considered allowable security. Reciprocal jurisdiction status was granted in 2023.

9

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of assets supporting the Company’s registered index linked annuity (RILA). In accordance with Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to use book value accounting treatment for separate account investments backing the Company’s RILA, whereas the assets would be required to be reported at fair value under SSAP No. 56 of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

Pursuant to Iowa Administrative Code 521A.5(1)c, the State of Iowa has allowed a permitted accounting practice that differs from that found in NAIC SAP related to the valuation of a foreign insurance subsidiary, controlled and affiliated (SCA) entity. With the explicit permission of the IID, the Company values Transamerica Life (Bermuda) Ltd. (TLB), a foreign SCA, in accordance with SSAP No. 97, Subsidiary, Controlled and Affiliated Entities, paragraph 8.b.i, as a U.S. insurance SCA entity at its underlying audited U.S. statutory equity. Absent this permitted practice, TLB would be valued in accordance with SSAP No. 97, paragraph 8.b.iv, as a foreign insurance SCA at its audited foreign statutory basis financial statements with certain adjustments. In addition, for Risk Based Capital (RBC) calculation purposes, this entity is categorized on page LR042 with Category 2 - Direct U.S. Life Subsidiaries.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

A reconciliation of the Company’s net income (loss) and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	SSAP #	F/S Page	F/S Line	2023	2022	2021

Net income (loss), State of Iowa basis	XXX	XXX	XXX	$729	$(2,192)	$154
State prescribed practices that are an increase(decrease) from NAIC SAP:
None				—	—	—
State permitted practices that are an increase(decrease) from NAIC SAP:
None				—	—	—

Net income (loss), NAIC SAP	XXX	XXX	XXX	$729	$(2,192)	$154

Statutory surplus, state of Iowa basis	XXX	XXX	XXX	$5,918	$5,663	$7,277
State prescribed practices that are an increase(decrease) from NAIC SAP:
Comfort trust	61	3	1	—	263	—
State permitted practices that are an increase(decrease) from NAIC SAP:
TLB valuation	97	2	2.2	47	72	—

Statutory surplus, NAIC SAP	XXX	XXX	XXX	$5,871	$5,328	$7,277

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the Statements of Operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the Statements of Operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security or the entity will likely not be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in both affiliated and unaffiliated redeemable preferred stocks in good standing (those with NAIC designations 1 to 3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in both affiliated and unaffiliated redeemable preferred stocks not in good standing (those with NAIC designations 4 to 6), are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. Investment in perpetual preferred stocks are reported at fair value, not to exceed any currently effective call price. Investment in mandatory convertible preferred stocks (regardless if the preferred stock is redeemable or perpetual) are reported at fair value, not to exceed any currently effective call price, in the periods prior to conversion. For preferred stocks reported at fair value, the related net unrealized capital gains and losses for all NAIC designations are reported in accordance with SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses and are reported in changes in capital and surplus.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in changes in capital and surplus.

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the Statements of Operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, an allowance for credit loss is recognized in earnings at time of purchase or origination based on an expected lifetime credit loss, which is an amount that represents the portion of the amortized cost basis of the mortgage loans that the Company does not expect to collect.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of encumbrances. Real estate the Company classifies as held for sale is measured at lower of carrying amount or fair value less encumbrances and estimated costs to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the Statements of Operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Other invested assets include surplus notes which are valued at either amortized cost (those that have an NAIC designation of 1 or 2) or the lesser of amortized cost or fair value (those that have an NAIC designation of 3 through 6).

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. Due and accrued amounts determined to be uncollectible are written off through the Statements of Operations.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying Balance Sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, forwards, and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions (RSAT). A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities; therefore, converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the market risk on minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the Secured Overnight Financing Rate (SOFR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. Variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Bond forwards are used to hedge the interest rate risk that future liability claims increase as rates decrease, leading to higher guarantee values. Bond return swaps are also used to hedge interest rate risk of the underlying liability by exchanging performance and interest of a treasury asset for a funding level plus spread.

Futures contracts are used to hedge the liability risk when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company issues products providing the customer a return based on the various global equity market indices. The Company uses options to hedge the liability option risk associated with these products. Options are marked to fair value in the Balance Sheets and fair value adjustments are recorded as capital and surplus in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company uses zero cost collars to hedge the interest rate risk associated with rising short term interest rates, whereby the exposure would otherwise adversely impact the Company’s capital generation. The collar position(s) help range bound the floating rate by combining a cap and floor position.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaptions, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract and is amortized throughout the life of the swaption. These swaptions are marked to fair value in the Balance Sheets and the fair value adjustment is recorded in unassigned surplus. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the Balance Sheets (Securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s Balance Sheets. Under GAAP, the reinvested collateral is included within invested assets and is not reported as a single line item.

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the Balance Sheets, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in borrowed money on the Balance Sheets.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Other Assets and Other Liabilities

Other assets consist primarily of cash surrender value of company owned life insurance, receivable from parent, subsidiaries and affiliates, general insurance accounts receivable, and reinsurance receivable.

Other liabilities consist primarily of amounts withheld by the Company, accrued expenses, reinsurance payable, remittances, payable for securities, custody offset, and municipal repurchase agreements. Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest. These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Separate Accounts

The majority of separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Certain other non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of the contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the Statements of Operations. Non-indexed guaranteed separate account assets and liabilities are carried at fair value. These guarantees are included in the general account due to the nature of the guaranteed return.

Assets held in trust for purchases of variable life, variable universal life, variable annuity, and modified guaranteed annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the Balance Sheets. The assets in the separate accounts are valued at fair value.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist.

Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the statements of operations as a component of net transfers from separate accounts.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law. For direct business issued after October 1964, the Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death. For policies assumed during 1992 from former affiliates, Monumental General Insurance Company and Monumental Life Insurance Group, Inc., and for all business from company mergers occurring in 1998, the Company waives deduction of deferred fractional premium upon death of the insured and returns any portion of the final premium paid beyond the month of death. For fixed premium life insurance business resulting from company mergers occurring in 2004 and 2007, the Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums unearned after the date of death. Where appropriate, the Company holds a non-deduction and/or refund reserve. The reserve for these benefits is computed using aggregate methods. The reserves are equal to the greater of the cash surrender value and the legally computed reserve.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held. For interest sensitive whole life, the reserves held in the General Account are equal to the cash surrender value.

In accordance with SSAP No. 51R, Life Contracts, and No. 54R, Individual and Group Accident and Health Contracts, the Company reports the amount of insurance, if any, for which the gross premiums are less than the net premiums according to the valuation standards and any related premium deficiency reserve established. Anticipated investment income is not included as a factor in the health contract premium deficiency calculation.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the Balance Sheets date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the Statements of Operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes. Unlike GAAP, SSAP No. 101 does not consider state income taxes in the measurement of deferred taxes. SSAP No. 101 also requires additional testing to measure gross deferred tax assets. The additional testing limits gross deferred tax asset admission to 1) the amount of federal income taxes paid in prior years recoverable through hypothetical loss carrybacks of existing temporary differences expected to reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of remaining gross deferred tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering character (i.e. ordinary versus capital) and reversal patterns. The Company’s reported deferred tax asset or liability is the sum of gross deferred tax assets admitted through this three-part test plus the sum of all deferred tax liabilities.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

Subsidiaries and Affiliated Companies

Investments in SCA are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets to the extent that they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent cash balances and investments with initial maturities of one year or less and money market mutual funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes and Correction of Errors

The Company’s policy is to disclose recently adopted accounting pronouncements with a current year effective date, that have been classified by the NAIC as a new statutory accounting principle (SAP) concept change, as well as items classified by the NAIC as SAP clarification changes that have been adopted and have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

On January 10, 2024, the Statutory Accounting Principles Working Group (SAPWG) adopted INT 23-04, Scottish Re Life Reinsurance Liquidation Questions, effective for reporting periods on or after December 31, 2023. INT 23-04 provides clarity that the Scottish Re liquidation should be accounted for as a commutation or recapture and reported as such, including all relevant

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

disclosures. An impairment analysis shall be conducted and any remaining receivables in dispute or not secured by a trust shall be non-admitted. Refer to Note 7 for further detail.

On August 13, 2023, the SAPWG adopted INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve, effective immediately. INT 23-01 provides optional, limited-time guidance, which allows the admittance of net negative (disallowed) IMR if certain conditions are met, up to 10% of adjusted general account capital and surplus. Refer to Note 5 for further detail.

On August 13, 2023, the SAPWG adopted revisions to SSAP No. 26R and SSAP No. 43R, Loan-Backed and Structured Securities, for the principles-based bond definition, the accounting for bonds (issuer credit obligations and asset-backed securities), as well as revisions to various SSAPs, that have been updated to reflect the revised definition and/or SSAP references. Additional revisions were adopted on December 1, 2023 to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments, in relation to the bond project, with all revisions effective January 1, 2025. The Company has been monitoring the progress of the project, and will continue to do so, but the specific impact to the Company’s financials is indeterminable at this time.

Change in Valuation Basis

During 2022, the Company converted its Actuarial Guideline 36 reserve calculation for the Indexed Universal Life block of business to a new actuarial valuation system. At the same time, as a result of increased functionality to allow for more precision and to ensure consistency, the Company refined its statutory valuation rate for specific states to utilize the maximum standard valuation interest rate. This resulted in a reserve decrease of $641 as of January 1, 2022, which has been reported in the Statement of Changes in Capital and Surplus.

Change in Estimates

During 2023, the Company received approval from the IID, pursuant to SSAP No. 97 to change the valuation methodology under which it values its investments in Transamerica Pacific Reinsurance, Inc. (TPRe) and LIICA Re II, Inc. (LIICA Re II). Effective December 31, 2023, TPRe and LIICA Re II are valued at audited statutory equity, including the impacts of permitted practices, and consolidated in the Company’s Risk-Based Capital. This resulted in a $619 increase in affiliated common stock with a corresponding increase in Change in net unrealized capital gains/losses.

Correction of Error

During 2022, the Company identified an error in the way in which it recognized the receipt of certain affiliated distributions in prior years. This error resulted in prior periods’ net investment income being understated by a total of $145, with a corresponding overstatement of the change in unrealized gains/losses. This was corrected as of December 31, 2022 in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, with the correction reflected in the Statements of Changes in Capital and Surplus in other changes, offset by a corresponding change in net unrealized capital gains/losses. There was no net impact to ending capital or surplus as a result of this error in any period.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

There were additional errors identified in prior year financial statements that have been corrected in the current year financial statements in accordance with SSAP No. 3. These errors do not have a material impact on the financial statements, individually or in aggregate, and therefore have not been separately disclosed.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of Fair Value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair Value Hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, are determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the Balance Sheets date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the Balance Sheets date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying Balance Sheets approximate their fair values. These are included in the investment contract liabilities.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the Balance Sheets, as of December 31, 2023 and 2022, respectively:

	December 31, 2023
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$3,077	$3,077	$3,075	$2	$—
Short-term notes receivable from affiliates	250	250	—	250	—
Bonds	42,641	46,351	5,022	37,028	591
Preferred stocks, other than affiliates	59	59	—	59	—
Common stocks, other than affiliates	113	113	11	—	102
Mortgage loans on real estate	8,323	9,409	—	—	8,323
Other invested assets	345	376	—	329	16
Derivative assets:
Options	100	100	—	100	—
Interest rate swaps	950	951	—	950	—
Currency swaps	83	38	—	83	—
Credit default swaps	63	38	—	63	—
Equity swaps	9	9	—	9	—
Interest rate futures	2	2	2	—	—
Equity futures	5	5	5	—	—
Derivative assets total	1,212	1,143	7	1,205	—
Policy loans	2,109	2,109	—	2,109	—
Securities lending reinvested collateral	1,974	1,974	1,974	—	—
Separate account assets	97,308	97,358	91,472	5,731	105

Liabilities
Investment contract liabilities	10,224	9,878	—	216	10,008
Derivative liabilities:
Options	44	44	—	44	—
Interest rate swaps	1,075	688	—	1,075	—
Currency swaps	10	6	—	10	—
Credit default swaps	20	30	—	20	—
Equity swaps	435	435	—	435	—
Interest rate futures	2	2	2	—	—
Equity futures	9	9	9	—	—
Derivative liabilities total	1,595	1,214	11	1,584	—
Dollar repurchase agreements	11	11	—	11	—
Payable for securities lending	2,292	2,292	—	2,292	—
Payable for derivative cash collateral	806	806	—	806	—
Separate account liabilities	87,871	87,873	2	87,802	67

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31, 2022
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$2,348	$2,346	$557	$1,791	$—
Bonds	45,427	51,131	5,621	39,639	167
Preferred stocks, other than affiliates	61	61	—	61	—
Common stocks, other than affiliates	151	151	12	6	133
Mortgage loans on real estate	8,185	9,270	—	—	8,185
Other invested assets	393	441	—	388	5
Derivative assets:
Options	86	86	—	86	—
Interest rate swaps	2,073	2,073	—	2,073	—
Currency swaps	139	67	—	139	—
Credit default swaps	28	38	—	28	—
Equity swaps	65	65	—	65	—
Interest rate futures	1	1	1	—	—
Equity futures	9	9	9	—	—
Derivative assets total	2,401	2,339	10	2,391	—
Policy loans	2,028	2,028	—	2,028	—
Securities lending reinvested collateral	1,738	1,738	1,096	642	—
Separate account assets	89,800	89,891	84,453	5,321	26

Liabilities
Investment contract liabilities	15,026	14,781	—	237	14,789
Derivative liabilities:
Options	47	47	—	47	—
Interest rate swaps	3,903	3,460	—	3,903	—
Currency swaps	2	1	—	2	—
Credit default swaps	(2)	5	—	(2)	—
Equity swaps	99	99	—	99	—
Interest rate futures	5	5	5	—	—
Equity futures	12	12	12	—	—
Derivative liabilities total	4,066	3,629	17	4,049	—
Dollar repurchase agreements	95	95	—	95	—
Payable for securities lending	2,115	2,115	—	2,115	—
Payable for derivative cash collateral	156	156	—	156	—
Separate account liabilities	81,449	81,494	—	81,440	9

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2023 and 2022:

	2023
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$2	$—	$2
Industrial and miscellaneous	—	22	1	23
Hybrid securities	—	5	—	5

Total bonds	—	29	1	30

Preferred stock
Industrial and miscellaneous	—	58	—	58

Total preferred stock	—	58	—	58

Common stock
Industrial and miscellaneous	11	—	100	111

Total common stock	11	—	100	111

Cash equivalents and short-term investments
Industrial and miscellaneous	—	2	—	2
Money market mutual funds	2,466	—	—	2,466

Total cash equivalents and short-term investments	2,466	2	—	2,468

Derivative assets	7	1,031	—	1,038
Other long term	—	5	—	5
Separate account assets	91,312	4,701	—	96,013

Total assets	$93,796	$5,826	$101	$99,723

Liabilities:
Derivative liabilities	$11	$604	$—	$615
Separate account liabilities	2	—	—	2

Total liabilities	$13	$604	$—	$617

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	2022
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Government	$—	$1	$—	$1
Industrial and miscellaneous	—	53	1	54
Hybrid securities	—	35	—	35

Total bonds	—	89	1	90

Preferred stock
Industrial and miscellaneous	—	60	—	60

Total preferred stock	—	60	—	60

Common stock
Mutual funds	1	—	—	1
Industrial and miscellaneous	11	7	132	150

Total common stock	12	7	132	151

Cash equivalents and short-term investments
Industrial and miscellaneous	—	2	—	2
Money market mutual funds	531	1,729	—	2,260

Total cash equivalents and short-term investments	531	1,731	—	2,262

Derivative assets	10	2,220	—	2,230
Separate account assets	84,377	4,689	—	89,066

Total assets	$84,930	$8,796	$133	$93,859

Liabilities:
Derivative liabilities	$17	$2,957	$—	$2,974
Separate account liabilities	—	2	—	2

Total liabilities	$17	$2,959	$—	$2,976

Bonds classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Bonds classified as Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified as Level 2 are valued using inputs from third party pricing services or broker quotes.

Common stock classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Common stock classified as Level 3 are comprised primarily of shares in the FHLB of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Money market mutual funds and other cash or cash equivalents classified as Level 2 are valued using inputs from third party pricing services or broker quotes.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Other long-term classified as Level 2 are comprised of surplus debentures, which are valued using inputs from third party pricing services or broker quotes.

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

The following tables summarize the changes in assets classified as Level 3 for 2023 and 2022:

	Beginning Balance at January 1, 2023	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Bonds
RMBS	$—	$—	$—	$—	$—
Other	1	1	—	(3)	2
Common stock	132	1	—	(6)	9

Total	$133	$2	$—	$(9)	$11

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2023

Bonds
RMBS	$—	$—	$—	$—	$—
Other	—	—	—	—	1
Common stock	15	—	51	—	100

Total	$15	$—	$51	$—	$101

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

	Beginning Balance at January 1, 2022	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Bonds
RMBS	$—	$—	$—	$1	$(1)
Other	7	—	4	—	—
Common stock	182	—	—	(8)	(42)

Total	$189	$—	$4	$(7)	$(43)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2022

Bonds
RMBS	$—	$—	$—	$—	$—
Other	—	—	2	—	1
Common stock	—	—	—	—	132

Total	$—	$—	$2	$—	$133

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Nonrecurring Fair Value Measurements

As indicated in Note 2, real estate held for sale is measured at the lower of carrying amount or fair value less encumbrances and estimated costs to sell. At December 31, 2023, the Company held no properties as held-for-sale. At December 31, 2022, the Company held one property classified as held-for-sale with a carrying amount of  $1, which was equal to fair value.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified as Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

5. Investments

Bonds and Stocks

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2023
Bonds:
United States Government and agencies	$5,477	$54	$941	$4,590
State, municipal and other government	3,055	19	438	2,636
Hybrid securities	270	10	17	263
Industrial and miscellaneous	31,333	671	2,731	29,273
Mortgage and other asset-backed securities	6,216	203	540	5,879

Total unaffiliated bonds	46,351	957	4,667	42,641
Unaffiliated preferred stocks	59	—	—	59

	$46,410	$957	$4,667	$42,700

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$105	$8	$—	$113

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2022
Bonds:
United States Government and agencies	$6,180	$53	$1,010	$5,223
State, municipal and other government	3,005	7	545	2,467
Hybrid securities	396	16	32	380
Industrial and miscellaneous	35,212	446	4,183	31,475
Mortgage and other asset-backed securities	6,338	203	659	5,882

Total unaffiliated bonds	51,131	725	6,429	45,427
Unaffiliated preferred stocks	61	—	—	61

	$51,192	$725	$6,429	$45,488

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$144	$7	$—	$151

The carrying amount and estimated fair value of long and short-term bonds at December 31, 2023 by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2023

December 31:	Carrying Value	Fair Value

Due in one year or less	$1,024	$1,020
Due after one year through five years	7,395	7,358
Due after five years through ten years	7,296	7,054
Due after ten years	24,792	21,702

Subtotal	40,507	37,134
Mortgage and other asset-backed securities	6,455	6,117

Total	$46,962	$43,251

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2023 and 2022 is as follows:

	2023
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$1,582	$487	$2,155	$454
State, municipal and other government	2,051	433	214	5
Hybrid securities	130	16	37	1
Industrial and miscellaneous	15,644	2,605	3,381	125
Mortgage and other asset-backed securities	3,866	521	635	20

Total bonds	23,273	4,062	6,422	605

Preferred stocks-unaffiliated	23	—	35	—
Common stocks-unaffiliated	—	—	92	—

	$23,296	$4,062	$6,549	$605

	2022
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$149	$70	$4,489	$940
State, municipal and other government	330	120	1,992	425
Hybrid securities	79	16	223	16
Industrial and miscellaneous	3,475	1,312	21,368	2,871
Mortgage and other asset-backed securities	1,034	210	4,143	449

Total bonds	5,067	1,728	32,215	4,701

Preferred stocks-unaffiliated	16	—	44	—
Common stocks-unaffiliated	—	—	138	—

	$5,083	$1,728	$32,397	$4,701

During 2023, 2022 and 2021, respectively, there were $13, $2 and $62, of loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2023, 2022 and 2021, the Company recognized OTTI of $25, $1 and $7, respectively.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2023, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
22944BCX4	$1	$1	$—	$1	$1	3/31/2023
46637TAA8	13	11	2	11	11	6/30/2023
22944BCX4	1	1	—	1	1	9/30/2023
22944BCX4	1	1	—	1	1	12/31/2023
61762TAH9	11	10	1	10	7	12/31/2023
05604LAE2	20	—	20	—	6	12/31/2023
G4302*AA8	2	—	2	—	1	12/31/2023
69640GAA3	5	4	1	4	3	12/31/2023

			$26

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2023 and 2022 is as follows:

	2023		2022
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months

Year ended December 31:
The aggregate amount of unrealized losses	$532	$20	$224	$449
The aggregate related fair value of securities with unrealized losses	3,866	863	1,034	4,121

At December 31, 2023 and 2022, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 3,297 and 1,012 securities with a carrying amount of $27,359 and $6,809, and an unrealized loss of $4,062 and $1,728. Of this portfolio, at December 31, 2023 and 2022, 95.6% and 92.0% were investment grade with associated unrealized losses of $3,899 and $1,621, respectively.

At December 31, 2023 and 2022, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 856 and 3,939 securities with a carrying amount of $7,061 and $36,960, and an unrealized loss of $605 and $4,701. Of this portfolio, at December 31, 2023 and 2022, 97.8% and 95.8% were investment grade with associated unrealized losses of $597 and $4,520, respectively.

At December 31, 2023 and 2022, for common stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 4 and 7 securities, respectively, with an insignificant cost and unrealized loss.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2023 and 2022, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 16 and 30 securities with a cost of $92 and $139 and an unrealized loss of $0 and $1, respectively.

The following table provides the number of 5GI securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5GI Securities	Book / Adjusted Carrying Value	Fair Value
December 31, 2023
Bond, amortized cost	7	$46	$46

Total	7	$46	$46

December 31, 2022
Bond, amortized cost	3	$4	$4

Total	3	$4	$4

The Company did not have any offsetting assets and liabilities at December 31, 2023 and 2022.

During 2023 and 2022, respectively, the Company sold, redeemed or otherwise disposed of 21 and 75 securities as a result of a callable feature which generated investment income of $1 and $28 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements, if applicable.

	Year Ended December 31
	2023	2022	2021

Proceeds	$7,301	$8,218	$10,570

Gross realized gains	$184	$69	$437
Gross realized losses	(747)	(624)	(108)

Net realized capital gains (losses)	$(563)	$(555)	$329

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2023, 2022 and 2021 of $106, $54 and $15, respectively.

At December 31, 2023 and 2022, the Company had recorded investments in restructured securities of $14 and $0.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2023 and 2022 were as follows:

December 31, 2023
	Farm	Commercial	Total

AAA - AA	$—	$4,454	$4,454
A	30	4,090	4,120
BBB	7	791	798
BB	—	37	37

	$37	$9,372	$9,409

December 31, 2022
	Farm	Commercial	Total

AAA - AA	$1	$5,139	$5,140
A	31	3,389	3,420
BBB	7	653	660
BB	—	50	50

	$39	$9,231	$9,270

The above tables exclude residential mortgage loans.

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2023, the Company issued mortgage loans with a maximum interest rate of 7.01% and a minimum interest rate of 5.13% for commercial loans. The maximum percentage of any one admitted loan to the value of the security (exclusive of insured or guaranteed or purchase money mortgages) originated or acquired during the year ending December 31, 2023 at the time of origination was 72%. During 2022, the Company issued mortgage loans with a maximum interest rate of 6.05% and a minimum interest rate of 2.80% for commercial loans. The maximum percentage of any one admitted loan to the value of the security (exclusive of insured or guaranteed or purchase money mortgages) originated or acquired during the year ending December 31, 2022 at the time of origination was 65%.

During 2023, the Company did not issue any agricultural loans. During 2022, the Company issued agricultural mortgage loans with a maximum interest rate of 5.55% and a minimum interest rate of 5.55%.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

During 2023 and 2022, the Company did not reduce the interest rate on any outstanding mortgage loans.

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2023 and 2022:

		Commercial
	Farm	All Other	Total
December 31, 2023
Recorded Investment (All)
Current	$37	$9,372	$9,409

Participant or Co-lender in Mortgage Loan Agreement
Recorded Investment	$33	$842	$875

		Commercial
	Farm	All Other	Total
December 31, 2022
Recorded Investment (All)
Current	$39	$9,231	$9,270

Participant or Co-lender in Mortgage Loan Agreement
Recorded Investment	$14	$854	$868

At December 31, 2023 and 2022, the Company held an immaterial amount of mortgage loans that were non-income producing for the previous 180 days. There was an insignificant amount of accrued interest related to these mortgage loans at December 31, 2023 and no amount at December 31, 2022. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2023 and 2022, there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2023 and 2022, the Company held no impaired loans with or without a related allowance for credit losses. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2023 and 2022, respectively, that were subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans. There were no average recorded investments in impaired loans during 2023 and 2022.

The Company did not have an allowance for credit losses on mortgage loans at December 31, 2023, 2022, and 2021.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

As of December 31, 2023 and 2022, the Company had no mortgage loans derecognized as a result of foreclosure.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2023, 2022 and 2021, the Company has recognized no interest income on impaired loans or on a cash basis.

At December 31, 2023 and 2022, the Company held a mortgage loan loss reserve in the AVR of $105 and $98, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution
	December 31
	2023	2022

Pacific	28%	29%
South Atlantic	22	22
Middle Atlantic	13	12
E. North Central	11	10
W. South Central	8	8
Mountain	8	8
W. North Central	4	6
E. South Central	3	3
New England	3	2

Property Type Distribution
	December 31
	2023	2022

Apartment	53%	53%
Office	14	16
Retail	13	14
Industrial	20	17

At December 31, 2023 and 2022, the Company had mortgage loans with a total net admitted asset value of $0 and $2, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2023, 2022 and 2021 related to such restructurings. At December 31, 2023 and 2022, there were no commitments to lend additional funds to debtors owing receivables.

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $0, $1 and $9 were taken on real estate in 2023, 2022 and 2021, respectively, to write the book value down to the current fair value, and included in net realized capital gains (losses), within the Statements of Operations, for the year ended December 31, 2023.

As of December 31, 2023, there was no property classified as held for sale. As of December 31, 2022, there was one property classified as held for sale. The Company is working with an

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

external commercial real estate advisor firm to actively market the property and negotiate with potential buyers. During 2023, one property classified as held for sale were disposed, resulting in a net realized gain of $0. During 2022, seven properties classified as held for sale was disposed, resulting in a net realized gain of $2. Any associated gains and losses from these held for sale disposals were included in net realized capital gains (losses) within the Statements of Operations.

The Company disposed of other properties during 2023, 2022 and 2021 resulting in an insignificant amount of net realized gains, respectively. These gains and losses were included in net realized capital gains (losses) within the Statements of Operations.

The carrying value of the Company’s real estate assets at December 31, 2023 and 2022 was as follows:

	2023	2022

Home office properties	$41	$43
Properties held for sale	—	1

	$41	$44

Accumulated depreciation on real estate at December 31, 2023 and 2022, was $29 and $29, respectively.

Other Invested Assets

The Company recorded impairments of $0, $4 and $13 throughout years 2023, 2022 and 2021, respectively. These impairments were primarily related to private equity funds. The impairments were taken because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated. These write-downs are included in net realized capital gains (losses) within the Statements of Operations.

Tax Credits

At December 31, 2023, the Company had ownership interests in 52 LIHTC investments with a carrying value of $75. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to fourteen years. The amount of contingent equity commitments expected to be paid during the years 2024 to 2029 is $2. Tax credits expenses recognized in 2023 were $49 and other tax benefits recognized in 2023 were $3. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2022, the Company had ownership interests in 52 LIHTC investments with a carrying value of $88. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to fifteen years. The amount of contingent equity commitments expected to be paid during the years 2023 to 2029 is $4. Tax credits expenses recognized in 2022 were $33

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

and other tax benefits recognized in 2022 were $2. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2023 and 2022:

		December 31, 2023

Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount*

Economic Redevelopment and Growth Tax Credits	NJ	13	19
LIHTC	CA	—	15

Total		$13	$34

		December 31, 2022

Description of State Transferable and Non-transferable Tax Credits	State	Carrying Value	Unused Amount

Economic Redevelopment and Growth Tax Credits	NJ	10	34

Total		$10	$34

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Derivatives

Amounts disclosed in this Derivatives section do not include derivatives utilized in the hedging of variable annuity guarantees in accordance with SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees. Please see the subsequent section “Derivatives Hedging Variable Annuity Guarantees” for results associated with those derivatives.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, 2023 and 2022 was as follows:

	2023	2022

Fair value - positive	$322	$409
Fair value - negative	(1,562)	(1,324)

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2023, 2022 and 2021, the Company has recorded unrealized gains (losses) of ($433), ($23) and ($173), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2023, 2022 and 2021 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 20 years for forecasted hedge transactions. At December 31, 2023 and 2022, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2023 and 2022, the Company has no accumulated deferred gains related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2024.

Summary of realized gains (losses) by derivative type for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021

Options:
Calls	$13	$—	$6
Puts	(1)	—	(6)

Total options	$12	$—	$—

Swaps:
Interest rate	$—	$(1)	$87
Total return	(1,092)	1,054	(1,752)

Total swaps	$(1,092)	$1,053	$(1,665)

Futures - net positions	41	(376)	110

Total realized gains (losses)	$(1,039)	$677	$(1,555)

The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2023 and 2022:

	Asset(1)		Liability(1)

	2023	2022	2023	2022

Derivative component of RSATs
Credit default swaps	$43	$29	$(4)	$—
Interest rate swaps	7	6	—	—

(1)	Asset and liability classification is based on the positive (asset) or negative

(liability) book/adjusted carrying value (BACV) of each derivative.

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2023 and 2022:

	Asset(1)		Liability(1)

	2023	2022	2023	2022

Derivative component of RSATs
Credit default swaps	$63	$24	$6	$(2)
Interest rate swaps	8	6	—	—

Total	$71	$30	$6	$(2)

(1)	Asset and liability classification is based on the positive (asset) or negative

(liability) BACV of each derivative.

The Company did not have net realized gains (losses) on derivatives held for other than hedging purposes for the years ended December 31, 2023, 2022 and 2021.

As stated in Note 2, the Company replicates investment grade corporate bonds, sovereign debt, or commercial mortgage backed securities by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2023 and 2022:

		2023
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$16	$973	3.0
Credit default swaps referencing indices		—	32	41.4

Subtotal		16	1,005	4.2

BBB	2
Single name credit default swaps (3)		33	1,466	2.6
Credit default swaps referencing indices		19	1,402	2.3

Subtotal		52	2,868	2.5

BB	3
Single name credit default swaps (3)		1	90	1.8

Subtotal		1	90	1.8

B	4
Single name credit default swaps (3)		—	—	—

Subtotal		—	—	—

Total		$69	$3,963	2.9

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), S&P, and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

		2022
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$9	$948	3.2
Credit default swaps referencing indices		—	45	30.6

Subtotal		9	993	4.4

BBB	2
Single name credit default swaps (3)		6	1,801	2.4
Credit default swaps referencing indices		13	1,717	2.4

Subtotal		19	3,518	2.4

BB	3
Single name credit default swaps (3)		(1)	120	2.2

Subtotal		(1)	120	2.2

B	4
Single name credit default swaps (3)		—	15	1.0

Subtotal		—	15	1.0

Total		$27	$4,646	2.8

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s, S&P, and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2023 and 2022, there were not any potential future recoveries available to offset the $3,963 and $4,646, respectively, from the table above.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2023 and 2022, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount*		Fair Value
	2023	2022	2023	2022

Derivative assets:
Credit default swaps	$3,316	$4,445	$63	$28
Currency swaps	699	747	83	139
Equity futures	—	—	5	9
Equity swaps	448	2,169	9	65
Interest rate swaps	45	35	7	8
Options	2,102	1,859	100	86
Derivative liabilities:
Credit default swaps	1,183	733	20	(2)
Currency swaps	213	44	10	2
Equity futures	—	—	9	12
Equity swaps	5,690	3,785	435	99
Interest rate futures	—	—	—	—
Interest rate swaps	6,379	7,096	988	1,091
Options	(2,641)	(2,078)	44	47

* Futures are presented in contract format. Swaps and options are presented in notional format.

Derivatives Hedging Variable Annuity Guarantees

The hedged obligation consists of guaranteed benefits on variable annuity contracts and resembles a long dated put option where claim payment is made whenever account value is less than a guaranteed amount, adjusted for applicable fees. Changes in interest rates impact the present value of future product cash flows (discount rate) as well as the value of investments comprising the account value to be assessed against the guarantee. Under this VM-21 compliant clearly defined hedging strategy, interest rate risk may be hedged by a duration matched portfolio of interest sensitive derivatives such as treasury bond forwards, treasury futures, interest rate swaps, interest rate swaptions or treasury future options. Effective October 1, 2021 the guaranteed benefits included was expanded to include variable annuity contracts with Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit riders, excluding contracts assumed via reinsurance along with the originally included Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Account Benefit riders. The Company received approval from the IID on September 28, 2021 for the expansion of the program. Total return on the designated portfolio of derivatives remains highly effective in covering the interest rate risk (rho) of the hedged obligation. Hedge effectiveness is measured in accordance with the requirements outlined under SSAP No. 108 and entails assessment of the total return on the designated portfolio of derivatives against changes in the fair value of the hedged obligation due to interest rate movements on a cumulative basis.

The Company accelerated the amortization of its SSAP 108 variable annuity deferred interest rate position reported on December 31, 2021. The Company fully amortized the $250 unamortized liability balance as of December 31, 2021 to zero, in 2022. The acceleration of the amortization of the SSAP 108 deferral is consistent with SSAP 108, Paragraph 14 Section c. i. that allows the

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

accelerating of amortization of the deferral, if consistently done between deferred assets and deferred liabilities within its hedging strategy. The Company did not change any accounting practices under SSAP 108. The Company’s Clearly Defined Hedge Strategy is not being revised.

Scheduled amortization for SSAP No. 108 derivatives as of December 31, 2023 is as follows:

Amortization Year	Deferred Assets	Deferred Liabilities

2024	$(66)	$15
2025	(66)	15
2026	(66)	15
2027	(66)	15
2028	(66)	15
2029	(66)	15
2030	(66)	15
2031	(66)	15
2032	(46)	15
2033	(17)	11

Total	$(591)	$146

The following table is a reconciliation of the total deferred balance (net of tax) of SSAP No. 108 derivatives:

Total Deferred Balance
1. Balance at January 1, 2022	$(250)
2. Amortization	(230)
3. Deferred Recognition	(400)

4. Balance at December 31, 2022 [1-(2+3)]	$380
5. Amortization	44
6. Deferred Recognition	(109)

7. Balance at December 31, 2023 [4-(5+6)]	$445

The following tables provide information regarding SSAP No. 108 hedging instruments:

	2023	2022

Amortized cost	$—	$—
Fair value	855	(750)

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2023
	Net Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)	Total*

Derivative performance	$(13)	$(1,725)	$1,606	$(132)

SSAP No. 108 Adjustments
Portion of the derivative performance attributed to natural offset	5	717	(722)	—
Deferred	8	1,008	(884)	132
*Totals shown are pre-tax

December 31, 2022
	Net Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)	Total*

Derivative performance	$(34)	$(3,736)	$(654)	$(4,424)

SSAP No. 108 Adjustments
Portion of the derivative performance attributed to natural offset	84	2,275	1,559	3,918
Deferred	(50)	1,461	(905)	506
*Totals shown are pre-tax

	Year Ended December 31
	2023	2022

Prior year fair value of hedged item	$539	$(3,847)
Current year fair value of hedged item	630	938

Change in fair value attributable to interest rates	$91	$4,785

Portion of the fair value change attributed to the hedged risk	$91	$4,785

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2023 and 2022, respectively:

	Gross Restricted (Admitted & Nonadmitted) 2023

Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total

Collateral held under security lending agreements	$2,292	$—	$—	$—	$2,292
Subject to repurchase agreements	157	—	—	—	157
Subject to dollar repurchase agreements	11	—	—	—	11
FHLB capital stock	88	—	—	—	88
On deposit with states	38	—	—	—	38
Pledged as collateral to FHLB (including assets backing funding agreements)	3,937	—	—	—	3,937
Pledged as collateral not captured in other categories	2,230	—	—	—	2,230
Other restricted assets	7,337	—	—	—	7,337

Total restricted assets	$16,090	$—	$—	$—	$16,090

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Restricted Asset Category	Total From Prior Year (2022)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$2,115	$177	$—	$2,292	1.30%	1.31%
Subject to repurchase agreements	251	(94)	—	157	0.09	0.09
Subject to dollar repurchase agreements	96	(85)	—	11	0.01	0.01
FHLB capital stock	130	(42)	—	88	0.05	0.05
On deposit with states	38	—	—	38	0.02	0.02
Pledged as collateral to FHLB (including assets backing funding agreements)	5,335	(1,398)	—	3,937	2.23	2.25
Pledged as collateral not captured in other categories	2,268	(38)	—	2,230	1.26	1.27
Other restricted assets	5,983	1,354	—	7,337	4.16	4.20

Total restricted assets	$16,216	$(126)	$—	$16,090	9.12%	9.20%

The amounts reported as other restricted assets in the table above represent assets held in trust related to reinsurance.

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables show the pledged or restricted assets in other categories as of December 31, 2023 and 2022, respectively:

	Gross Restricted (Admitted & Nonadmitted) 2023

Description of Assets	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total

Derivatives	$2,229	$—	$—	$—	$2,229
Secured funding agreements	1	—	—	—	1

Total	$2,230	$—	$—	$—	$2,230

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Description of Assets	Total From Prior Year (2022)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Derivatives	$2,251	$(22)	$—	$2,229	1.26%	1.27%
Secured funding agreements	17	(16)	—	1	0.00	0.00

Total	$2,268	$(38)	$—	$2,230	1.26%	1.27%

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2023 and 2022:

2023

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets

Cash	$787	$787	1.01%	1.04%
Securities lending collateral assets	2,292	2,292	2.95	3.02
Other	30	30	0.04	0.04

Total collateral assets	$3,109	$3,109	4.00%	4.10%

	Amount	% of Liability to Total Liabilities

Recognized obligation to return collateral asset	$3,110	4.44%

2022

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets

Cash	$249	$243	0.31%	0.31%
Securities lending collateral assets	2,115	2,115	2.59	2.64
Other	—	—	—	—

Total collateral assets	$2,364	$2,358	2.90%	2.95%

	Amount	% of Liability to Total Liabilities

Recognized obligation to return collateral asset	$2,367	3.17%

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2023	2022	2021

Income:
Bonds	$2,170	$2,029	$2,151
Preferred stocks	5	3	4
Common stocks	392	343	228
Mortgage loans on real estate	383	415	483
Real estate	9	13	25
Policy loans	110	108	112
Cash, cash equivalents and short-term investments	95	26	1
Derivatives	403	273	89
Other invested assets	200	180	155

Gross investment income	3,767	3,390	3,248
Less: investment expenses	198	178	167

Net investment income before amortization of IMR	3,569	3,212	3,081
Amortization of IMR	28	85	110

Net investment income	$3,597	$3,297	$3,191

At December 31, 2023 and 2022, the Company excluded investment income due and accrued of $10 and $40, respectively. There were no amounts excluded for mortgage loans or real estate for either 2023 and 2022.

The gross, nonadmitted and admitted amounts for interest income due and accrued are presented in the following table:

	2023	2022

Gross	$636	$756
Nonadmitted	$10	$40
Admitted	$626	$716

At December 31, 2023, the Company had cumulative amounts for paid-in-kind interest of $1 included in the principle balance. At December 31, 2022, the Company did not report a paid-in-kind interest balance.

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

	Realized

	Year Ended December 31
	2023	2022	2021

Bonds	$(669)	$(614)	$311
Preferred stocks	—	—	2
Common stocks	(8)	56	11
Mortgage loans on real estate	(1)	—	—
Real estate	—	1	(9)
Cash, cash equivalents and short-term investments	(1)	—	—
Derivatives	(2,043)	(4,555)	(2,474)
Variable annuity reserve hedge offset	(44)	229	15
Other invested assets	27	169	488

Change in realized capital gains (losses), before taxes	(2,739)	(4,714)	(1,656)
Federal income tax effect	106	45	(122)
Transfer from (to) IMR	634	458	(146)

Net realized capital gains (losses) on investments	$(1,999)	$(4,211)	$(1,924)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized

	Year Ended December 31
	2023	2022	2021

Bonds	$10	$197	$150
Preferred stocks	1	(11)	15
Common stocks	1	(40)	2
Affiliated entities	443	(278)	(46)
Derivatives	600	1,142	262
Other invested assets	327	51	139

Change in unrealized capital gains (losses), before taxes	1,382	1,061	522
Taxes on unrealized capital gains (losses)	(98)	(47)	(72)

Change in unrealized capital gains (losses), net of tax	$1,284	$1,014	$450

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Admitted Disallowed IMR

The Company has admitted net negative (disallowed) IMR in accordance with the following criteria:

A.	Fixed income investments generating IMR losses comply with the reporting entity’s documented investment or liability management policies.
B.

IMR losses for fixed income related derivatives are all in accordance with prudent and documented risk management procedures, in accordance with a reporting entity’s derivative use plans and reflect symmetry with historical treatment in which unrealized derivative gains were reversed to IMR and amortized in lieu of being recognized as realized gains upon derivative termination.

C.

Any deviation to (a) was either because of a temporary and transitory timing issue or related to a specific event, such as a reinsurance transaction, that mechanically made the cause of IMR losses not reflective of reinvestment activities.

D.

Asset sales that were generating admitted negative IMR were not compelled by liquidity pressures (e.g., to fund significant cash outflows including, but not limited to excess withdrawals and collateral calls).

The aggregate net negative (disallowed) IMR allocation is presented in the following table for the year ended December 31, 2023:

	Total	General Account	Insulated Separate Account	Non-Insulated Separate Account

2023	$7	$7	$—	$—

The allocation of the admitted negative (disallowed) IMR is presented in the following table for the year ended December 31, 2023:

	Total	General Account	Insulated Separate Account	Non-Insulated Separate Account

2023	$7	$7	$—	$—

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The calculation of adjusted capital and surplus with consideration of the negative (disallowed) IMR is presented in the following table for the year ended December 31, 2023:

2023

Prior period, as of September 30, 2023 the most recent statement filed with the IID, general account capital and surplus	$5,731
From prior period SAP financials:
Net positive goodwill (admitted)	—
EDP equipment & operating system software (admitted)	—
Net DTAs (admitted)	748
Net negative (disallowed) IMR (admitted)	—

Adjusted capital and surplus	$4,983

The admitted net negative (disallowed) IMR represents 0.14% of adjusted capital and surplus for 2023.

The Company did not have gains/losses associated with derivatives sold allocated to IMR during 2023.

6.	Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit-type contracts and policy claims at December 31, 2023 and 2022 were as follows:

	Year Ended December 31
	2023	2022

Life insurance reserves	$32,027	$33,013
Annuity reserves and supplementary contracts with life contingencies	13,368	17,894
Accident and health reserves (including long term care)	7,101	7,049

Total policy reserves	$52,496	$57,956

Deposit-type contracts	717	766
Policy claims	983	1,098

Total policy reserves, deposit-type contracts and claim liabilities	$54,196	$59,820

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based upon the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables, the 1912, 1941 and 1961 Standard Industrial Mortality Tables, the 1960 Commissioner’s Standard Group Mortality Table, the American Men, Actuaries and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 0.75 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method or Actuarial Guideline XXXVIII. Effective July 1, 2017, term insurance issued follows Valuation Manual section 20 (VM-20) reserve requirements.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, reserves are determined by computing the regular reserve for the plan at the true age and holding, in addition, the unearned portion of the extra premium charge for the year. Effective July 1, 2017, for substandard term insurance policies, per VM-20 requirements, the substandard rating is applied to the reserve mortality. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

As of December 31, 2023 and 2022, the Company had insurance in force aggregating $33,976 and $39,639, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the IID. The Company established policy reserves of $1,463 and $1,506 to cover these deficiencies as of December 31, 2023 and 2022, respectively.

Participating life insurance policies were issued by the Company in prior years which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 0.05% of ordinary life insurance in force at December 31, 2023 and 2022.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 1.25 to 11.75 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications of Insurance or Managed Care Contracts. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with VM-21. VM-21 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The VM-21 reserve calculation covers all variable annuity products. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of VM-21 is equal to the stochastic reserves plus the additional standard projection amount. During 2022, the Company established a voluntary reserve in addition to the reserve required under VM-21 to help manage volatility associated with unhedged base contract cashflows. The VA voluntary reserve totaled $505 as of December 31, 2023.

Both the stochastic reserves and the standard projection are determined as the conditional tail expectation (CTE)-70 of the scenario reserves. To determine the CTE-70 values, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and Society of Actuaries. The stochastic reserves uses prudent estimate assumptions based on Company experience, while the standard projection uses the assumptions prescribed in VM-21 for determining the additional standard projection amount.

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

At December 31, 2023 and 2022, the Company had no premium deficiency reserve related to accident and health policies.

The Company’s primary method utilized to estimate premium adjustments for contracts subject to redetermination is to review experience periodically and to adjust premiums for differences between the experience anticipated at the time of redetermination and that underlying the original premiums. The Company has not limited its degree of discretion contractually; however, in some states it has agreed not to raise premiums in order to recoup past losses. The Company forgoes premium changes on existing policies at its option if the administrative cost and other business issues associated with the change outweigh the direct financial impact of the change. Also, the Company has extra-contractually guaranteed the current premium scale for certain policies.

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2023
2023	$—	$1,148	$435	$713
2022 and prior	1,991	(82)	622	1,287

	1,991	$1,066	$1,057	2,000

Active life reserve	$5,476			$5,508

Total accident and health reserves	$7,467			$7,508

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2022
2022	$—	$1,141	$444	$697
2021 and prior	1,941	(49)	598	1,294

	1,941	$1,092	$1,042	1,991

Active life reserve	$5,442			$5,476

Total accident and health reserves	$7,383			$7,467

The change in the Company’s unpaid claims reserve was ($82) and ($49) for the years ended December 31, 2023 and 2022, respectively, for health claims that were incurred prior to those Balance Sheets date. The change in 2023 and 2022 was due to better than expected experience primarily due to reduced medical claims and accidental deaths.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Activity in the liability for unpaid claims adjustment expense is summarized as follows:

	Liability Beginning of Year	Incurred	Paid	Liability End of Year

Year ended December 31, 2023
2023	$—	$38	$23	$15
2022 and prior	42	(12)	3	27

	$42	$26	$26	$42

Year ended December 31, 2022
2022	$—	$25	$10	$15
2021 and prior	37	8	18	27

	$37	$33	$28	$42

The Company increased the claim adjustment expense provision for insured events of prior years during 2023.

Premium and Annuity Considerations Deferred and Uncollected

Reserves on the Company’s traditional life insurance products are computed using mean and interpolated or mid-terminal reserving methodologies. The mean methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. The interpolated methodologies do not require the establishment of such assets, however, it is required to hold unearned premium liabilities. At December 31, 2023 and 2022, the gross premiums and net of loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	2023		2022
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:
Ordinary first-year business	$1	$—	$1	$—
Ordinary renewal business	122	96	142	115
Group life direct business	14	10	15	11

	$137	$106	$158	$126

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has been determined primarily by formula.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Included in the liability for deposit-type contracts at December 31, 2023 and 2022 are approximately $11 and $11, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from the Company which secures that particular series of notes. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for the principal and interest for these funding agreements are afforded equal priority as other policyholders.

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity, deposit fund and life products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on annuity and deposit fund products, by withdrawal characteristics, is summarized as follows:

	December 31 2023

Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$316	$714	$—	$1,030	2%
At book value less surrender charge of 5% or more	919	—	—	919	1
At fair value	6	—	58,435	58,441	84

Total with adjustment or at fair value	1,241	714	58,435	60,390	87
At book value without adjustment (minimal or no charge or adjustment)	6,679	—	—	6,679	10
Not subject to discretionary withdrawal provision	1,723	—	488	2,211	3

Total individual annuity reserves	9,643	714	58,923	69,280	100%

Less reinsurance ceded	6,228	—	—	6,228

Net individual annuities reserves	$3,415	$714	$58,923	$63,052

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	$235	$—	$—	$235

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31 2023

Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$4,104	$13	$—	$4,117	11%
At book value less surrender charge of 5% or more	20	—	—	20	—
At fair value	—	—	28,070	28,070	72

Total with adjustment or at fair value	4,124	13	28,070	32,207	83
At book value without adjustment (minimal or no charge or adjustment)	4,848	—	—	4,848	12
Not subject to discretionary withdrawal provision	1,846	—	64	1,910	5

Total group annuities reserves	10,818	13	28,134	38,965	100%

Less reinsurance ceded	864	—	—	864

Net group annuities reserves	$9,954	$13	$28,134	$38,101

	December 31 2023

Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$—	$—	$—	$—	0%
Total with adjustment or at fair value	—	—	—	—	0

At book value without adjustment (minimal or no charge or adjustment)	220	—	—	220	27
Not subject to discretionary withdrawal provision	504	68	19	591	73

Total deposit-type contracts	724	68	19	811	100%

Less reinsurance ceded	8	—	—	8

Net deposit-type contracts	$716	$68	$19	$803

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Reconciliation to the Annual Statement:	Amount

Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$12,438
Exhibit 5, Supp contracts with life contingencies section, total (net)	931
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	716

Subtotal	14,085
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	87,269
Exhibit 3, Supp contracts with life contingencies section, total	515
Other contract deposit funds	87

Subtotal	87,871

Combined total	$101,956

	December 31 2022

Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$368	$137	$—	$505	1%
At book value less surrender charge of 5% or more	1,193	—	—	1,193	1
At fair value	6	—	56,032	56,038	83

Total with adjustment or at fair value	1,567	137	56,032	57,736	85
At book value without adjustment (minimal or no charge or adjustment)	7,190	—	—	7,190	11
Not subject to discretionary withdrawal provision	2,484	—	408	2,892	4

Total individual annuity reserves	11,241	137	56,440	67,818	100%

Less reinsurance ceded	2,736	—	—	2,736

Net individual annuity reserves	$8,505	$137	$56,440	$65,082
Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	$2	$—	$—	$2

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31 2022

Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$3,641	$16	$—	$3,657	11%
At book value less surrender charge of 5% or more	20	—	—	20	—
At fair value	—	—	24,776	24,776	71

Total with adjustment or at fair value	3,661	16	24,776	28,453	82
At book value without adjustment (minimal or no charge or adjustment)	4,116	—	—	4,116	12
Not subject to discretionary withdrawal provision	1,946	—	58	2,004	6

Total group annuity reserves	9,723	16	24,834	34,573	100%

Less reinsurance ceded	334	—	—	334

Net group annuity reserves	$9,389	$16	$24,834	$34,239

	December 31 2022

Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$5	$—	$—	$5	1%

Total with adjustment or at fair value	5	—	—	5	1
At book value without adjustment (minimal or no charge or adjustment)	237	—	—	237	28
Not subject to discretionary withdrawal provision	533	53	14	600	71

Total deposit-type contracts	775	53	14	842	100%

Less reinsurance ceded	9	—	—	9

Net deposit-type contracts	$766	$53	$14	$833

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Reconciliation to the Annual Statement:	Amount

Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$16,961
Exhibit 5, Supp contracts with life contingencies section, total (net)	933
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	766

Subtotal	18,660
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	80,995
Exhibit 3, Supp contracts with life contingencies section, total	432
Other contract deposit funds	67

Subtotal	81,494

Combined total	$100,154

The amount of reserves on life products, by withdrawal characteristics, is summarized as follows:

	December 31 2023

	General Account

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$319	$462
Universal life	13,359	12,668	15,050
Universal life with secondary guarantees	5,929	5,819	12,845
Indexed universal life with secondary guarantees	7,773	5,385	6,486
Other permanent cash value life insurance	2	4,755	7,192
Variable universal life	681	680	1,002
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	—	—	8,024
Accidental death benefits	—	—	48
Disability - active lives	—	—	37
Disability - disabled lives	—	—	160
Miscellaneous reserves	—	—	1,604

Total (gross)	27,744	29,626	52,910
Reinsurance ceded	5,065	4,914	21,387

Total (net)	$22,679	$24,712	$31,523

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2023

	Separate Account - Guaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$684	$684	$684

Total (net)	$684	$684	$684

	December 31
	2023

	Separate Account - Nonguaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$8,003	$8,000	$9,208

Total (net)	$8,003	$8,000	$9,208

Reconciliation to the Annual Statement:	Amount

Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$30,751
Exhibit 5, Accidental death benefits section total (net)	25
Exhibit 5, Disability - active lives section, total (net)	16
Exhibit 5, Disability - disabled lives section, total (net)	137
Exhibit 5, Miscellaneous reserves section, total (net)	594

Subtotal	31,523
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	9,892

Subtotal	9,892

Combined total	$41,415

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2022

	General Account

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$313	$313	$442
Universal life	14,590	13,706	14,639
Universal life with secondary guarantees	5,822	5,760	13,570
Indexed universal life with secondary guarantees	6,612	4,539	5,344
Other permanent cash value life insurance	4,698	4,698	7,148
Variable universal life	672	673	1,491
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	—	—	8,085
Accidental death benefits	—	—	50
Disability - active lives	—	—	37
Disability - disabled lives	—	—	163
Miscellaneous reserves	—	—	1,573

Total (gross)	32,707	29,689	52,542
Reinsurance ceded	4,620	4,621	20,036

Total (net)	$28,087	$25,068	$32,506

	December 31
	2022

	Separate Account - Guaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$677	$677	$677

Total (net)	$677	$677	$677

	December 31
	2022

	Separate Account - Nonguaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$6,989	$6,983	$8,072

Total (net)	$6,989	$6,983	$8,072

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Reconciliation to the Annual Statement:	Amount

Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$31,686
Exhibit 5, Accidental death benefits section total (net)	26
Exhibit 5, Disability - active lives section, total (net)	17
Exhibit 5, Disability - disabled lives section, total (net)	142
Exhibit 5, Miscellaneous reserves section, total (net)	635

Subtotal	32,506
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	8,749

Subtotal	8,749

Combined total	$41,255

Separate Accounts

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2023, 2022 and 2021 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2023	$—	$—	$10	$6,075	$6,085

Reserves for separate accounts as of December 31, 2023 with assets at:
Fair value	$710	$85	$—	$96,283	$97,078
Amortized cost	—	684	—	—	684

Total as of December 31, 2023	$710	$769	$—	$96,283	$97,762

Reserves for separate accounts by withdrawal characteristics as of December 31, 2023:
With fair value adjustment	$710	$18	$—	$—	$728
At fair value	—	—	—	95,712	95,712

At book value without fair value adjustment and with current surrender charge of less than 5%	—	684	—	—	684
Subtotal	710	702	—	95,712	97,124
Not subject to discretionary withdrawal	—	68	—	571	639

Total separate account reserve liabilities at December 31, 2023	$710	$770	$—	$96,283	$97,763

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2022	$—	$—	$10	$7,663	$7,673

Reserves for separate accounts as of December 31, 2022 with assets at:
Fair value	$132	$75	$—	$89,360	$89,567
Amortized cost	—	677	—	—	677

Total as of December 31, 2022	$132	$752	$—	$89,360	$90,244

Reserves for separate accounts by withdrawal characteristics as of December 31, 2022:
With fair value adjustment	$132	$22	$—	$—	$154
At fair value	—	—	—	88,880	88,880
At book value without fair value adjustment and with current surrender charge of less than 5%	—	677	—	—	677

Subtotal	132	699	—	88,880	89,711
Not subject to discretionary withdrawal	—	53	—	479	532

Total separate account reserve liabilities at December 31, 2022	$132	$752	$—	$89,359	$90,243

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2021	$—	$—	$11	$8,076	$8,087

Reserves for separate accounts as of December 31, 2021 with assets at:
Fair value	$—	$93	$—	$123,046	$123,139
Amortized cost	—	669	—	—	669

Total as of December 31, 2021	$—	$762	$—	$123,046	$123,808

Reserves for separate accounts by withdrawal characteristics as of December 31, 2021:
With fair value adjustment	$—	$26	$—	$—	$26
At fair value	—	—	—	122,404	122,404
At book value without fair value adjustment and with current surrender charge of less than 5%	—	669	—	—	669

Subtotal	—	695	—	122,404	123,099
Not subject to discretionary withdrawal	—	66	—	643	709

Total separate account reserve liabilities at December 31, 2021	$—	$761	$—	$123,047	$123,808

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2023	2022	2021

Transfer as reported in the Summary of Operations of the separate accounts statement:
Transfers to separate accounts	$6,167	$7,757	$8,164
Transfers from separate accounts	(10,944)	(18,692)	(17,029)

Net transfers from separate accounts	(4,777)	(10,935)	(8,865)
Miscellaneous reconciling adjustments	(24)	(17)	(16)

Net transfers as reported in the Summary of Operations of the life, accident and health annual statement	$(4,801)	$(10,952)	$(8,881)

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2023 and 2022, the Company’s separate account statement included legally insulated assets of $98,092 and $91,338, respectively. The assets legally insulated from general account claims at December 31, 2023 and 2022 are attributed to the following products:

	2023	2022

Group annuities	$25,977	$22,949
Variable annuities	61,550	58,923
Fixed universal life	725	717
Variable universal life	8,484	7,584
Variable life	1,277	1,105
Modified separate accounts	78	47
Registered market value annuity product - SPL	1	6
WRL asset accumulator	—	7

Total separate account assets	$98,092	$91,338

At December 31, 2023 and 2022, the Company held separate account assets not legally insulated from the general account in the amount of $760 and $156, respectively.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $570, $584, $579, $565 and $552, to the general account in 2023, 2022, 2021, 2020 and 2019, respectively. During the years ended December 31, 2023, 2022, 2021, 2020 and 2019 the general account of the Company had paid $63, $56, $45, $75 and $75 respectively, toward separate account guarantees.

At December 31, 2023 and 2022, the Company reported guaranteed separate account assets at amortized cost in the amount of $710 and $705, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $649 and $617 at December 31, 2023 and 2022, respectively, which would have resulted in an unrealized gain/(loss) of ($61) and ($87), respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

7. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Premiums and annuity considerations include the following reinsurance amounts:

	Year Ended December 31
	2023	2022	2021

Direct premiums	$16,262	$15,957	$17,591
Reinsurance assumed - non affiliates	866	1,017	1,272
Reinsurance assumed - affiliates	(10)	5,366	(1)
Reinsurance ceded - non affiliates	(2,547)	(1,819)	(3,594)
Reinsurance ceded - affiliates	(5,055)	(708)	(786)

Net premiums earned	$9,516	$19,813	$14,482

The Company received reinsurance recoveries in the amount of $3,327, $3,764 and $3,824 during 2023, 2022 and 2021, respectively. At December 31, 2023 and 2022, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $853 and $987, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2023 and 2022 of $39,004 and $34,508, respectively, of which $16,868 and $12,465 were ceded to affiliates, respectively.

During 2023, 2022 and 2021, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $684 ($429 after tax), $869 ($574 after tax) and $195 ($127 after tax), respectively.

Effective December 31, 2023, the Company entered into a reinsurance agreement whereby the Company ceded fixed deferred annuity business to an affiliated entity, Transamerica Bermuda Re, Ltd. (TBRe). The Company paid a ceding commission of $138 in addition to reinsurance premiums of $4,394 in the form of a funds withheld payable and ceded $4,394 of statutory reserves. The transaction resulted in a pre-tax loss of $138, which has been included in the Statements of Operations.

Effective July 1, 2023, the Company ceded universal life with secondary guarantee (SGUL) insurance business to an unaffiliated entity. The Company paid considerations of $1,057 in assets and cash, ceded $1,436 of reserves and $555 of policy loans. After a $199 realized loss, the transaction resulted in a pre-tax gain of $179.

Effective July 1, 2023, the Company recaptured a specific list of policies from an affiliate, LIICA Re II. As a result, the Company received $5 in cash and $114 in policyholder reserves. The transaction resulted in a pre-tax loss of $109 which has been included in the Statements of Operations.

Effective July 1, 2023, the Company recaptured a specific list of policies from an affiliate, Transamerica Pacific Re. As a result, the Company received $12 in cash and $33 in policyholder reserves. The transaction resulted in a pre-tax loss of $21 which has been included in the Statements of Operations.

On October 31, 2022, the Company executed an affiliated coinsurance arrangement, effective July 1, 2022, under which it assumes the remaining in force universal life business from TLB net of third-party reinsurance. The Company received consideration of $4,974 in the form of cash and

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

invested assets and assumed $5,543 in policy and contract reserves along with $6 in policy loans. After establishing a $432 IMR deferral related to the asset transfers, this transaction resulted in a pre-tax loss of $131 which was included in the Summary of Operations. This transaction is secured by a comfort trust equal to 100% of the Company’s U.S. statutory reserves.

Effective April 1, 2022, LIICA Re II, an affiliate, executed a recapture of a specific list of policies to the Company. The Company received consideration of $186 in the form of cash and recaptured policyholder reserves of $838. The transaction resulted in a pre-tax loss of $652 which was included in the Statements of Operations.

Effective December 31, 2021, the Company ceded SGUL insurance business to an unaffiliated entity. The Company paid considerations of $1,738 in assets and cash, ceded $1,470 of reserves and $13 of policy loans. After a $55 realized gain release, the transaction resulted in a pre-tax loss of $243 which was included in the Statement of Operations. There was a reversal of tax timing differences and release of RBC required that offset the pre-tax loss resulting in a neutral impact to the RBC ratio.

Effective October 1, 2021, the Company recaptured a block of universal life business from an affiliate, TLIC Oakbrook Reinsurance, Inc. (TORI). The Company received consideration of $963 in the form of released funds withheld and recaptured policyholder reserves of $1,229 and claims reserves of $7. The transaction resulted in a pre-tax loss of $272 which was included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cessions of this business to TORI in the amount of $173 with a corresponding charge to unassigned surplus.

Effective May 31, 2021, the Company amended and restated the Military Life and Affinity reinsurance agreements with Ironwood Re Corp, an affiliate, which changed the funds withheld calculation from a GAAP reserve valuation to a Gross Premium Valuation. As a result, the Company increased the funds withheld liability by $43. The transaction resulted in no pre-tax gain or loss.

In January 2018, Scottish Re Group announced a sale and restructuring plan and commenced Chapter 11 (reorganization) procedures for some of its subsidiaries. In December 2018, the Delaware Department of Insurance began oversight procedures of Scottish Re (U.S.), Inc. (SRUS), with whom the Company is a counterparty for some of its reinsurance activities. SRUS was ordered into receivership for the purposes of rehabilitation on March 6, 2019. On May 16, 2019, the IID suspended the certificate of authority for SRUS but later clarified that reserve credit could be taken on reinsurance agreements entered into prior to the revocation date if a recovery analysis could be illustrated. The Company concluded it could not support a favorable recovery analysis and therefore did not take statutory reserve credit in its year-end 2022 financial statements. A loss contingency allowance was also established for the doubtful recoveries of billed and unbilled claims in the amount of $125 as of December 31, 2022. On July 19, 2023, a Motion for Liquidation of SRUS was granted, resulting in any related treaty coverage ending on September 30, 2023. The Company does not believe sufficient information is available at this time to be able to reasonably estimate any potential loss and has therefore reversed the previously established loss contingency allowance and reported gross receivables on billed and unbilled claims of $155 and $260 as of December 31, 2023, respectively, all of which have been fully non-admitted.

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

8. Income Taxes

The net deferred income tax asset at December 31, 2023 and 2022 and the change from the prior year are comprised of the following components:

	December 31, 2023
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$2,492	$202	$2,694
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	2,492	202	2,694
Deferred Tax Assets Nonadmitted	1,023	—	1,023

Subtotal (Net Deferred Tax Assets)	1,469	202	1,671
Deferred Tax Liabilities	628	271	899

Net Admitted Deferred Tax Assets (Liabilities)	$841	$(69)	$772

	December 31, 2022
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$2,487	$191	$2,678
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	2,487	191	2,678
Deferred Tax Assets Nonadmitted	1,006	—	1,006

Subtotal (Net Deferred Tax Assets)	1,481	191	1,672
Deferred Tax Liabilities	642	291	933

Net Admitted Deferred Tax Assets (Liabilities)	$839	$(100)	$739

		Change
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$5	$11	$16
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	5	11	16
Deferred Tax Assets Nonadmitted	17	—	17

Subtotal (Net Deferred Tax Assets)	(12)	11	(1)
Deferred Tax Liabilities	(14)	(20)	(34)

Net Admitted Deferred Tax Assets (Liabilities)	$2	$31	$33

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2023	2022	Change

Deferred Tax Assets:
Ordinary
Policyholder reserves	$777	$830	$(53)
Investments	237	257	(20)
Deferred acquisition costs	699	702	(3)
Policyholder dividends accrual	5	4	1
Compensation and benefits accrual	42	34	8
Receivables - nonadmitted	143	58	85
Net operating loss carry-forward	171	269	(98)
Tax credit carry-forward	319	231	88
Other	99	102	(3)

Subtotal	2,492	2,487	5

Statutory valuation allowance adjustment	—	—	—
Nonadmitted	1,023	1,006	17

Admitted ordinary deferred tax assets	1,469	1,481	(12)

Capital
Investments	202	191	11
Other	—	—	—

Subtotal	202	191	11

Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—

Admitted capital deferred tax assets	202	191	11

Admitted deferred tax assets	$1,671	$1,672	$(1)

	Year Ended December 31
	2023	2022	Change

Deferred Tax Liabilities:
Ordinary
Investments	$463	$420	$43
Policyholder reserves	146	216	(70)
Other	19	6	13

Subtotal	628	642	(14)
Capital
Investments	271	291	(20)
Other	—	—	—

Subtotal	271	291	(20)

Deferred tax liabilities	899	933	(34)

Net admitted deferred tax assets (liabilities)	$772	$739	$33

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

As a result of the 2017 Tax Cuts and Jobs Act (TCJA), the Company’s tax reserve deductible temporary difference decreased by ($396). This change results in an offsetting $396 deductible temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The remaining amortizable balance is included within the Policyholder Reserves line items above.

The Inflation Reduction Act was enacted during the third quarter 2022 reporting period on August 16, 2022. The act included a provision which subjects high earning corporate taxpayers to the Corporate Alternative Minimum Tax (CAMT). The Company is part of an affiliated group that has determined it is a nonapplicable reporting entity for CAMT in 2023 and has not included any impacts of the CAMT in the financial statements as of December 31, 2023.

As discussed in Note 2, for the years ended December 31, 2023 and 2022, the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

		December 31, 2023
		Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	736	36	772
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	986	48	1,034
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	772
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	733	166	899

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$1,469	$202	$1,671

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

		December 31, 2022
		Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	717	22	739
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	1,129	22	1,151
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	739
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	764	169	933

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$1,481	$191	$1,672

		Change
		Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	19	14	33
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	(143)	26	(117)
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	33
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	(31)	(3)	(34)

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$(12)	$11	$(1)

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2023	2022	Change

Ratio Percentage Used To Determine Recovery

Period and Threshold Limitation Amount	722%	726%	(4%)

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 Above

	$5,146	$4,924	$222

The impact of tax planning strategies at December 31, 2023 and 2022 was as follows:

	December 31, 2023
	Ordinary	Capital	Total
	Percent	Percent	Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	13%	0%	13%

	December 31, 2022
	Ordinary	Capital	Total
	Percent	Percent	Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

The Company’s tax planning strategies include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2023	2022	Change

Current Income Tax

Federal	$75	$(80)	$155

Subtotal	75	(80)	155
Federal income tax on net capital gains	(106)	(45)	(61)

Federal and foreign income taxes incurred	$(31)	$(125)	$94

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Year Ended December 31
	2022	2021	Change

Current Income Tax

Federal	$(80)	$(185)	$105

Subtotal	(80)	(185)	105
Federal income tax on net capital gains	(45)	122	(167)

Federal and foreign income taxes incurred	$(125)	$(63)	$(62)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2023	2022	2021

Current income taxes incurred	$(31)	$(125)	$(63)

Change in deferred income taxes	(149)	(702)	(123)
(without tax on unrealized gains and losses)

Total income tax reported	$(180)	$(827)	$(186)

Income before taxes	$312	$(3,207)	$194
Federal statutory tax rate	21.00%	21.00%	21.00%

Expected income tax expense (benefit) at statutory rate	$66	$(673)	$41

Increase (decrease) in actual tax reported resulting from:

Pre-tax income of disregarded subsidiaries	$6	$24	$15
Dividends received deduction	(127)	(98)	(94)
Tax-exempt income	(4)	(3)	(74)
Nondeductible expenses	3	5	5
Pre-tax items reported net of tax	(97)	(201)	(77)
Tax credits	(21)	(29)	(38)
Prior period tax return adjustment	(18)	22	3
Change in statutory valuation allowance	—	(11)	11
Change in uncertain tax positions	—	—	(3)
Deferred tax change on other items in surplus	13	140	24
Other	(1)	(3)	1

Total income tax reported	$(180)	$(827)	$(186)

The Company’s federal income tax return is consolidated with other includible affiliated companies. Please see the listing of companies in Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service (IRS). A tax return has not been filed for 2023.

The amounts, origination dates and expiration dates of operating loss and tax credit carryforwards available for tax purposes:

Description	Amount	Origination Dates	Expiration Dates

Operating Loss	$816	12/31/2022	N/A

Operating Loss Total	$816

Foreign Tax Credit	$7	12/31/2021	12/31/2031
Foreign Tax Credit	$15	12/31/2022	12/31/2032

Foreign Tax Credit Total	$22

General Business Credit	$23	12/31/2009	12/31/2029
General Business Credit	26	12/31/2011	12/31/2031
General Business Credit	32	12/31/2012	12/31/2032
General Business Credit	40	12/31/2013	12/31/2033
General Business Credit	25	12/31/2014	12/31/2034
General Business Credit	56	12/31/2015	12/31/2035
General Business Credit	7	12/31/2016	12/31/2036
General Business Credit	9	12/31/2017	12/31/2037
General Business Credit	6	12/31/2018	12/31/2038
General Business Credit	8	12/31/2019	12/31/2039
General Business Credit	14	12/31/2020	12/31/2040
General Business Credit	17	12/31/2021	12/31/2041
General Business Credit	19	12/31/2022	12/31/2042
General Business Credit	14	12/31/2023	12/31/2043

General Business Credit Total	$296

The Company did not have any income tax expense available for recoupment in the event of future losses for December 31, 2023, 2022 and 2021.

The total amount of the unrecognized tax benefits that if recognized would affect the effective income tax rate:

Unrecognized Tax Benefits

Balance at January 1, 2022	$18
Tax positions taken during prior period	—

Balance at December 31, 2022	$18
Tax positions taken during prior period	—

Balance at December 31, 2023	$18

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company classifies interest and penalties related to income taxes as income tax expense. The amount of interest and penalties accrued on the Balance Sheets as income taxes includes the following:

	Interest	Penalties	Total payable (receivable)

Balance at January 1, 2021	$9	$—	$9
Interest expense (benefit)	1	—	1
Cash received (paid)	(9)	—	(9)

Balance at December 31, 2021	$1	$—	$1
Interest expense (benefit)	1	—	1
Cash received (paid)	—	—	—

Balance at December 31, 2022	$2	$—	$2
Interest expense (benefit)	2	—	2
Cash received (paid)	(1)	—	(1)

Balance at December 31, 2023	$3	$—	$3

The IRS completed its examination for 2009 through 2013 for which is currently at appeals with a refund pending Joint Committee on Taxation approval. The IRS opened an exam for the 2014 through 2018 amended tax returns. Federal income tax returns filed in 2019 through 2022 remain open, subject to potential future examination. The Company believes there are adequate defenses against, or sufficient provisions established related to any open or contested tax positions.

9. Capital and Surplus

The Company has authorized 1,000,000 common stock shares at $10 per share par value of which 676,190 shares were issued and outstanding at December 31, 2023 and 2022.

The Company has 42,500 Series A preferred shares authorized, of which 0 shares were issued and outstanding at December 31, 2023 and 2022. The Company repurchased its Series A preferred shares for $58,000 on December 26, 2006 and previously reported 42,500 shares of Series A preferred stock outstanding at $10 par, carried as treasury stock. It was determined that these shares were cancelled by operation of law as they were not stipulated by the Board of Directors to be treasury shares at the time they were repurchased. The cancellation and removal of the preferred stock had no impact to capital and surplus of the Company. The Company also has 250,000 Series B preferred non-voting shares authorized at $10 per share par value, of which 0 shares were issued and outstanding at December 31, 2023 and 2022.

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, excluding any admitted net negative (disallowed) IMR recorded as special surplus or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of earned surplus at the time of such dividend, the maximum payment which may be made in 2024, without the prior approval of insurance regulatory authorities, is $2,728.

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

On December 21, 2022, the Company purchased 250,000 shares of TBRe to become its sole shareholder. TBRe received additional capital contributions from the Company of $10 and $490 on December 21, 2022 and December 29, 2023, respectively.

On December 14, 2023, the Company paid an ordinary common stock dividend of $300 to CGC.

On November 9, 2023, the Company received a return of capital of $267 from TLB.

On September 29, 2023, the Company paid an ordinary common stock dividend of $200 to CGC.

On June 21, 2023, the Company paid an ordinary common stock dividend of $300 to CGC.

On March 30, 2023, the Company paid an ordinary common stock dividend of $58 to CGC.

On December 15, 2022, the Company paid an ordinary common stock dividend of $275 to CGC.

On June 30, 2022, the Company received a return of contributed surplus of $165 from LIICA Re II.

On June 21, 2022, the Company paid an ordinary common stock dividend of $150 to CGC.

On March 29 2022, the Company received a capital contribution of $100 from CGC.

On December 15, 2021, the Company paid an ordinary dividend of $411 to CGC.

On December 13, 2021, the Company paid a common stock dividend of stock ownership of $339 to CGC.

On June 21 2021, the Company paid an ordinary common stock dividend of $350 to CGC.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on various risk factors. At December 31, 2023 and 2022, the Company met the minimum RBC requirements.

The Company held special surplus funds in the amount of $445 and $380, as of December 31, 2023 and 2022, respectively, for derivatives hedging variable annuity guarantees as required under SSAP No. 108.

The Company held special surplus funds in the amount of $71 as of December 31, 2023 for admitted disallowed IMR as required under INT 23-01. As of December 31, 2022, there was no admitted disallowed IMR.

10. Securities Lending

The Company participates in an agent-managed securities lending program in which the Company primarily loans out US Treasuries and other bonds. The Company receives collateral equal to 102% of the fair value of the loaned government or other domestic securities as of the

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2023 and 2022, respectively, securities with a fair value of $1,967 and $2,141 were on loan under securities lending agreements. At December 31, 2023 and 2022, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $2,292 and $2,115 at December 31, 2023 and 2022, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value

	2023	2022

Open	$2,292	$2,115
Securities received	—	—

Total collateral received	$2,292	$2,115

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	2023		2022

	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$105	$105	$99	$99
30 days or less	938	938	661	661
31 to 60 days	562	562	375	375
61 to 90 days	84	84	242	242
91 to 120 days	296	296	217	217
121 to 180 days	307	307	521	521

Total	2,292	2,292	2,115	2,115
Securities received	—	—	—	—

Total collateral reinvested	$2,292	$2,292	$2,115	$2,115

For securities lending, the Company’s source of cash used to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $2,301 (fair value of $2,292) that are currently

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

tradable securities that could be sold and used to pay for the $2,292 in collateral calls that could come due under a worst-case scenario.

11. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by Transamerica Corporation (TA Corp) which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will contribute an amount up to four percent of the participant’s eligible earnings per the plan’s matching formula. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. Benefits expense of $18, $18 and $13 was allocated to the Company for the years ended December 31, 2023, 2022 and 2021, respectively.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on the employee’s eligible compensation. The plan provides benefits based on a cash balance formula. The plan is subject to the reporting and disclosure requirements of the ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory. The benefits are based on the employee’s eligible compensation. The plans provide benefits based on a cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Code.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 102, Pensions. Pension expenses were $11, $17 and $28 for the years ended December 31, 2023, 2022 and 2021, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP No. 92, Postretirement Benefits Other Than Pensions. The

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Company’s allocation of postretirement expenses was $4, $4 and $5 for the years ended December 31, 2023, 2022 and 2021, respectively.

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2023, 2022 and 2021 was insignificant.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a shared services and cost sharing agreement among and between the Transamerica companies, under which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. Effective August 1, 2020, the Company, and an affiliate, Transamerica Financial Life Insurance Company (TFLIC), entered into a Shared Services and Cost Sharing Agreement for both parties to provide accounting, administrative, and other advisory services in accordance with the agreement. The agreement, filed and approved by the IID, replaces prior agreements between the entities. The amount received by the Company as a result of being a party to these agreements was $621, $564 and $690 during 2023, 2022 and 2021, respectively. The amount paid as a result of being a party to these agreements was $619, $605 and $679 during 2023, 2022 and 2021, respectively. Fees charged between affiliates approximate their cost.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors (AURA), LLC whereby AURA serves as the administrator and advisor for the Company’s mortgage loan operations. The Company paid $30, $31 and $29 for these services during 2023, 2022 and 2021, respectively.

The Company is party to an Investment Management Agreement with AEGON USA Investment Management (AUIM), LLC whereby AUIM acts as a discretionary investment manager for the Company. The Company paid $98, $89 and $89 for these services during 2023, 2022 and 2021, respectively.

The Company has an administration service agreement with Transamerica Asset Management (TAM) to provide administrative services to the Transamerica Series Trust. The Company received $115, $130 and $168 for these services during 2023, 2022 and 2021, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $10, $6 and $9 for the years ended December 31, 2023, 2022 and 2021, respectively.

Receivables from (payables to) affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2023, 2022 and 2021, the Company received (paid) net interest of ($21), ($5) and $0 from (to) affiliates, respectively. At December 31, 2023 and 2022, respectively, the Company reported net receivables (payables) from (to) affiliates of $629 and

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

$466. Terms of settlement require that these amounts are settled within 90 days of quarter-end per the requirements of SSAP No. 25, Affiliates and Other Related Parties.

At December 31, 2023, the Company had short-term intercompany notes receivables of $350 as follows.

Receivable from	Amount	Due By	Interest Rate

TA Corp	$ 175	March 27, 2024	4.61%
TA Corp	75	June 21, 2024	5.15
ULI Funding LLC (ULIF)	100	December 30, 2024	5.29

At December 31, 2022, the Company had one short-term intercompany notes receivable. On December 30, 2022, the Company issued a variable funding promissory note valued at $97 to ULIF. The terms of the loan include a 5.20% annual interest rate and maturity date at December 30, 2023.

On December 20, 2022, the Company purchased all 2,520 common shares held by Aegon International B.V. of TLB at its economic value for a total of $61. The Company now has 100% ownership of TLB.

The Company utilizes the look-through approach in valuing its investment in the following entities.

Book Adjusted Carrying Value

Real Estate Alternatives Portfolio 2, LLC	$1
Real Estate Alternatives Portfolio 3, LLC	14
Real Estate Alternatives Portfolio 4 HR, LLC	187
Real Estate Alternatives Portfolio 4 MR, LLC	8
Aegon Workforce Housing Fund 2, L.P.	199
Aegon Workforce Housing Fund 3, L.P.	16
Natural Resources Alternatives Portfolio I, LLC	329
Natural Resources Alternatives Portfolio II, LLC	132
Natural Resources Alternatives Portfolio 3, LLC	255
TA Private Equity Assets LLC	359
Zero Beta Fund, LLC	5
TA-APOP I, LLC	154
TA-APOP I-A, LLC	26

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables show the disclosures for all SCA investments, except 8bi entities, Balance Sheets value (admitted and nonadmitted) and the NAIC responses for the SCA filings as of December 31, 2023 and 2022:

December 31, 2023
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8a Entities	XXX	$—	$—	$—
SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—
SSAP No. 97 8b(iii) Entities
AEGON Direct Marketing Services, Inc.	73%	$—	$—	$—
AEGON Financial Services Group, Inc.	100	—	—	—
Garnet Assurance Corporation	100	—	—	—
Garnet Assurance Corporation III	100	—	—	—
Life Investors Alliance LLC	100	—	—	—
Real Estate Alternatives Portfolio 3A, Inc.	91	—	—	—
Transamerica Asset Management, Inc.	77	136	136	—
Transamerica Fund Services, Inc.	44	—	—	—
Total SSAP No. 97 8b(iii) Entities	XXX	$136	$136	$—
SSAP No. 97 8b(iv) Entities
Transamerica Bermuda Re, Ltd.	100%	$415	$415	$—
Total SSAP No. 97 8b(iv) Entities	XXX	$415	$415	$—
Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$551	$551	$—
Aggregate Total	XXX	$551	$551	$—

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2022
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8a Entities	XXX	$—	$—	$—
SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—
SSAP No. 97 8b(iii) Entities
AEGON Direct Marketing Services, Inc.	73%	$—	$—	$—
AEGON Financial Services Group, Inc.	100	—	—	—
Garnet Assurance Corporation	100	—	—	—
Garnet Assurance Corporation III	100	—	—	—
Life Investors Alliance LLC	100	—	—	—
Real Estate Alternatives Portfolio 3A, Inc.	91	—	—	—
Transamerica Asset Management, Inc.	77	124	124	—
Transamerica Fund Services, Inc.	44	—	—	—
Total SSAP No. 97 8b(iii) Entities	XXX	$124	$124	$—
SSAP No. 97 8b(iv) Entities
Transamerica Bermuda Re, Ltd.	100%	$10	$10	$—
Total SSAP No. 97 8b(iv) Entities	XXX	$10	$10	$—
Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$134	$134	$—
Aggregate Total	XXX	$134	$134	$—

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2023

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**

SSAP No. 97 8a Entities
None			$—	—	—	—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—	—	—	—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
AEGON Direct Marketing Services, Inc.	NA		$—	—	—	I
AEGON Financial Services Group, Inc.	NA		—	—	—	I
Garnet Assurance Corporation	NA		—	—	—	I
Garnet Assurance Corporation III	NA		—	—	—	I
Life Investors Alliance LLC	NA		—	—	—	I
Real Estate Alternatives Portfolio 3A, Inc.	NA		—	—	—	I
Transamerica Asset Management, Inc.	S2	10/25/2023	124	Y	N	I
Transamerica Fund Services, Inc.	NA		—	—	—	I

Total SSAP No. 97 8b(iii) Entities	—	—	$124	—	—	—

SSAP No. 97 8b(iv) Entities
Transamerica Bermuda Re, Ltd.	NA		$—	—	—	I

Total SSAP No. 97 8b(iv) Entities	—	—	$—	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$124	—	—	—

Aggregate Total	—	—	$124	—	—	—

*S1 - Sub1, S2 - Sub2 or RDF - Resubmission of Disallowed Filing

** I - Immaterial or M - Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2022

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**

SSAP No. 97 8a Entities
None			$—	—	—	—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—	—	—	—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
AEGON Direct Marketing Services, Inc.	NA		$—			I
AEGON Financial Services Group, Inc.	NA		—			I
Garnet Assurance Corporation	NA		—			I
Garnet Assurance Corporation III	NA		—			I
Life Investors Alliance LLC	NA		—			I
Real Estate Alternatives Portfolio 3A, Inc.	NA		—			I
Transamerica Asset Management, Inc.	S2	12/5/2022	121	Y	N	I
Transamerica Fund Services, Inc.	NA		—			I

Total SSAP No. 97 8b(iii) Entities	—	—	$121	—	—	—

SSAP No. 97 8b(iv) Entities
Transamerica Bermuda Re, Ltd.	S1	4/6/2023	$—	Y	N	I

Total SSAP No. 97 8b(iv) Entities	—	—	$—	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$121	—	—	—

Aggregate Total	—	—	$121	—	—	—

*S1 - Sub1, S2 - Sub2 or RDF - Resubmission of Disallowed Filing

** I - Immaterial or M - Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

The Company reports an investment in the following insurance SCAs for which the reported statutory equity reflects a departure from NAIC SAP. Each of the insurance SCAs listed in the table below reflects an admitted asset, equal to the value of the excess of loss reinsurance asset provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

LIICA Re II	Excess of loss reinsurance asset
TPRe	Excess of loss reinsurance asset

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company has two Limited Purpose Subsidiaries (LPS) with prescribed practices whereby under Iowa Administrative Code 191-99.11(3), the LPS are entitled to admit the following assets that would not be admissible under the NAIC SAP:

TORI	Credit linked note
TLIC Watertree Reinsurance, Inc. (TWRI)	Excess of loss reinsurance asset

The monetary effect on net income and surplus as a result of using an accounting practice that differed from NAIC SAP, the amount of the investment in the insurance SCA per reported statutory equity, and amount of the investment if the insurance SCA has completed statutory financial statements in accordance with the NAIC SAP. The SCAs are valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity (Investments in Insurance SCA Entities)	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Reported Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*
LIICA Re II	$ —	$ (1,779)	$ 361	$ —
TPRe	—	(1,363)	251	—
TORI	—	(3,365)	1,147	—
TWRI	—	(1,247)	634	—

*Per AP&P Manual (without permitted or prescribed practices)

Had the above SCA entities not been permitted to recognize the excess of loss reinsurance assets or the credit linked note as admitted assets in the financial statements, the risk-based capital would have been below the mandatory control level which would have triggered a regulatory event.

Information regarding the Company’s affiliated reinsurance transactions is available in Note 7.

Information regarding the Company’s affiliated guarantees is available in Note 14.

13. Managing General Agents and Third-Party Administrators

The Company utilizes managing general agents (MGA) and third-party administrators (TPA) in its operation. There were no MGA’s/TPA’s that wrote premiums in excess of 5% of the Company’s surplus.

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

14. Commitments and Contingencies

At December 31, 2023 and 2022, the Company has mortgage loan commitments of $437 and $110, respectively.

The Company has contingent commitments of $904 and $1,038, as of December 31, 2023 and 2022, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $2 and $4, respectively.

The Company leases office buildings and equipment under various non-cancelable operating lease agreements. Rental expense for the years 2023 and 2022 was $11 and $13, respectively.

Private placement commitments outstanding as of December 31, 2023 and 2022 were $90 and $141, respectively.

The Company sold $0 and ($63) of “to-be-announced” (TBA) securities as of December 31, 2023 and 2022, respectively. Due to different counterparties, the receivable related to these TBAs was not reclassed.

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash by the counterparty. The amount of cash collateral pledged by the Company as of December 31, 2023 and 2022, respectively, was $361 and $981.

At December 31, 2023 and 2022, securities in the amount of $87 and $27, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s Balance Sheets as the Company does not have the ability to sell or repledge the collateral.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. No payments are required as of December 31, 2023 and 2022. The current assessment of risk of making payments under these guarantees is remote.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency. An acceptable level of solvency is net assets at one hundred and fifty percent of

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2023 and 2022, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of S&P’s Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. The Company can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from S&P’s the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than the Company’s then current rating or AA, whichever is lower. As of December 31, 2023 and 2022, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these two guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2023 and 2022, TLB holds related statutory-basis policy and claim reserves of $109 and $55, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2023 and 2022, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2023 and 2022, TLB policies covered by this guarantee would have resulted in US statutory policy and claim reserves of $129 and $125, respectively, which would represent a fair measure of the maximum potential amount of future payments the Company under this guarantee based on the US statutory reserve requirements. TLB is a subsidiary of the Company and TLB has invested assets supporting these policies which mitigates this risk. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2023 and 2022, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company is a party to a fee agreement with TLB whereby the Company continues to provide the guarantees with respect to TLB described in the paragraphs above. The Company received $0 and $1 under this agreement in 2023 and 2022, respectively.

The Company has provided guarantees for the obligations of noninsurance third party assignment companies who have accepted assignments of structured settlement payment obligations from the Company and have purchased structured settlement insurance policies issued by the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The direct statutory reserve established at December 31, 2023 and 2022 for the total payout block is $4,765 and $4,880, respectively. As this reserve is already recorded on the Balance Sheets of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

During 2019, the Company entered into an agreement with AURA, LLC to commit to purchase certain tax credit investments up to a maximum of $100,000. Under the terms of the agreement, the Company provides certain commitments to purchase tax credit investments that are part of tax credit funds in the event certain conditions are met. The Company did not acquire any tax credit investments during 2023 or 2022 under this agreement. As of December 31, 2023 and 2022, there is $24 and $0 committed to these purchases.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2023 and 2022:

December 31
	2023	2022

Aggregate maximum potential of future payments of all guarantees (undiscounted)	$ 238	$ 179

Current liability recognized in financial statements:

Noncontingent liabilities	—	—

Contingent liabilities	—	—

Ultimate financial statement impact if action required:

Incurred claims	238	179

Other	—	—

Total impact if action required	$ 238	$ 179

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds for asset and liability management and spread lending purposes. The Company has determined the actual/estimated long-term maximum borrowing capacity as $5,601 and $5,585 at December 31, 2023 and 2022, respectively. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2023 and 2022, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2023	2022

Membership Stock:
Class A	$—	$—
Class B	10	10
Activity Stock	78	120
Excess Stock	—	—

Total	$88	$130

At December 31, 2023 and 2022, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years

December 31, 2023
Membership Stock
Class A	$—	$—	$—	$—
Class B	—	—	—	10

Total	$—	$—	$—	$10

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years

December 31, 2022
Membership Stock
Class A	$—	$—	$—	$—
Class B	—	—	—	10

Total	$—	$—	$—	$10

At December 31, 2023 and 2022, the amount of collateral pledged and the maximum amount pledged to the FHLB was as follows:

	Fair Value	Carry Value

December 31, 2023
Total Collateral Pledged	$3,452	$3,937
Maximum Collateral Pledged	4,803	5,290

	Fair Value	Carry Value

December 31, 2022
Total Collateral Pledged	$4,704	$5,335
Maximum Collateral Pledged	4,704	5,335

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2023 and 2022, the borrowings from the FHLB were as follows:

	December 31, 2023		December 31, 2022

	General Account	Funding Agreements Reserves Established	General Account	Funding Agreements Reserves Established

Debt [1]	$1,725	$—	$2,995	$—
Funding agreements [2]	—	—	—	—
Other	—	—	—	—

Total	$1,725	$—	$2,995	$—

1 The maximum amount of borrowing during 2023 was $2,300

2 The maximum amount of borrowing during 2023 was $0

As of December 31, 2023, the weighted average interest rate on FHLB advances was 4.627% with a weighted average term of 2.0 years. As of December 31, 2022, the weighted average interest rate on FHLB advances was 4.550% with a weighted average term of 2.5 years.

At December 31, 2023 and 2022, the borrowings from the FHLB were not subject to prepayment penalties.

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $50,150 and $55,298 as of December 31, 2023 and 2022, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans, where the plan sponsor retains ownership and control of the related plan assets and the Company provides book value benefit responsiveness to qualified participant withdrawals, in the event withdrawals requested exceeds plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit withdrawal needs and earns a market interest rate on these advances. A periodically adjusted contract-crediting rate is a means by which investment and benefit responsiveness experience is passed through to participants. In return for the book value benefit responsiveness guarantee, the Company receives a premium that varies based on such elements as benefit responsiveness exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines ensuring the appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements to have a material impact on the reported financial results. In compliance with statutory guidelines, related reserves of $2 and $10 were recorded at December 31, 2023 and 2022, respectively.

The Company is party to legal proceedings involving a variety of issues incidental to its business, including class action lawsuits. Lawsuits may be brought in any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given their complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

demands for compensatory and punitive damages, and injunctive relief, damages arising from such demands are typically not material to the Company’s financial position.

The Company was named in two class actions relating to increases in monthly deduction rates (MDR) on universal life products in 2015 to 2016 and 2017 to 2018, respectively, as well as several individual lawsuits. The Company settled these two class actions, one in March 2019 and one in June 2021. In connection with the class actions, exposure existed related to opt out class members. The Company held provisions totaling $89 for the remaining exposure as of December 31, 2023.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s Balance Sheets. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $8 and $8 and an offsetting premium tax benefit $6 and $6 at December 31, 2023 and 2022, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $0, $3 and $3 for the years ended December 31, 2023, 2022 and 2021, respectively.

15. Sales, Transfers, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company is party to municipal repurchase agreements which were established via bilateral trades and accounted for as secured borrowings. For municipal repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables provide information on the securities sold under the municipal repurchase agreements for four quarters of 2023 and 2022:

December 31, 2023

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Maximum Amount
BACV	XXX	XXX	XXX	$685
Fair Value	$273	$249	$662	$623

Ending Balance
BACV	XXX	XXX	XXX	$156
Fair Value	$198	$249	$662	$157

December 31, 2022

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Maximum Amount
BACV	XXX	XXX	XXX	$256
Fair Value	$167	$245	$250	$252

Ending Balance
BACV	XXX	XXX	XXX	$256
Fair Value	$167	$245	$250	$251

	2023			2022

	NAIC 1	NAIC 2	Total	NAIC 1	NAIC 2	Total

Bonds - BACV	$143	$13	$156	$217	$39	$256
Bonds - FV	144	13	157	211	40	251

These securities have maturity dates that range from July 1, 2025 to May 15, 2033.

The following table provides information on the cash collateral received and liability to return collateral under the municipal repurchase agreements for four quarters of 2023 and 2022:

December 31, 2023

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Maximum Amount
Cash	$147	$186	$536	$508

Ending Balance (1)
Cash	$147	$186	$536	$110

(1) The remaining collateral held was greater than 90 days from contractual maturity.

101

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2022

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Maximum Amount
Cash	$141	$177	$199	$106

Ending Balance (1)
Cash	$141	$177	$199	$106

(1) The remaining collateral held was greater than 90 days from contractual maturity.

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2023 and 2022, the Company had dollar repurchase agreements outstanding in the amount of $11 and $95, respectively, which is included in borrowed money on the Balance Sheets. Those amounts include accrued interest of $0 and $1, at December 31, 2023 and 2022, respectively. At December 31, 2023, securities with a book value of $11 and a fair value of $11 were subject to dollar repurchase agreements. These securities have maturity dates that range from May 1, 2037 to September 1, 2053. At December 31, 2022, securities with a book value of $96 and a fair value of $88 were subject to dollar repurchase agreements. The Company does not have the legal right to recall or substitute the underlying assets prior to the transaction’s scheduled termination. Upon scheduled termination, the counterparty is obligated to return substantially similar assets.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value

	2023	2022

Open	$11	$93
Securities received	—	—

Total collateral received	$11	$93

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The Company did not sell or reacquire any securities with an NAIC designation of 3 or below during 2023.

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the Balance Sheets date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the Balance Sheets date (Type I). The Company has not identified any Type 1 subsequent events for the year ended December 31, 2023 through April 11, 2024.

Events that are indicative of conditions that arose after the Balance Sheets date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has identified a Type II subsequent event for the year ended December 31, 2023. In January 2024, final settlement was reached on the remaining opt out class member exposure associated with the

102

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

MDR class action lawsuits discussed in Note 14, resulting in no further material exposure related to this matter.

103

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2023
Entity Name	FEIN

Transamerica Corporation	42-1484983

AEGON Asset Management Services Inc	39-1884868

AEGON Direct Marketing Services Inc	42-1470697

AEGON Financial Services Group Inc	41-1479568

AEGON Institutional Markets Inc	61-1085329

AEGON Management Company	35-1113520

AEGON USA Real Estate Services Inc	61-1098396

AEGON USA Realty Advisors of CA	20-5023693

AUSA Properties Inc	27-1275705

Commonwealth General Corporation	51-0108922

Creditor Resources Inc	42-1079584

CRI Solutions Inc	52-1363611

Financial Planning Services Inc	23-2130174

Garnet Assurance Corporation	11-3674132

Garnet Assurance Corporation II	14-1893533

Garnet Assurance Corporation III	01-0947856

Ironwood Re Corp	47-1703149

LIICA RE II	20-5927773

Money Services Inc	42-1079580

Monumental General Administrators Inc	52-1243288

Pearl Holdings Inc I	20-1063558

Pearl Holdings Inc II	20-1063571

Real Estate Alternatives Portfolio 3A Inc	20-1627078

River Ridge Insurance Company	20-0877184

Stonebridge Benefit Services Inc	75-2548428

TLIC Oakbrook Reinsurance Inc.	47-1026613

TLIC Watertree Reinsurance, Inc.	81-3715574

Transamerica Affordable Housing Inc	94-3252196

Transamerica Asset Management	59-3403585

Transamerica Bermuda Re, Ltd	98-1701849

Transamerica Capital Inc	95-3141953

Transamerica Casualty Insurance Company	31-4423946

Transamerica Corporation (OREGON)	98-6021219

104

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2023
Entity Name	FEIN

Transamerica Finance Corporation	95-1077235

Transamerica Financial Advisors	59-2476008

Transamerica Financial Life Insurance Company	36-6071399

Transamerica Fund Services Inc	59-3403587

Transamerica International Re (Bermuda) Ltd	98-0199561

Transamerica Investors Securities Corp	13-3696753

Transamerica Life Insurance Company	39-0989781

Transamerica Pacific Re, Inc.	85-1028131

Transamerica Resources Inc	52-1525601

Transamerica Stable Value Solutions Inc	27-0648897

Transamerica Trust Company	42-0947998

United Financial Services Inc	52-1263786

World Fin Group Ins Agency of Massachusetts Inc	04-3182849

World Financial Group Inc	42-1518386

World Financial Group Ins Agency of Hawaii Inc	99-0277127

World Financial Group Insurance Agency of WY Inc	42-1519076

Zahorik Company Inc	95-2775959

Zero Beta Fund LLC	26-1298094

105

Statutory-Basis Financial

Statement Schedules

106

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Millions)

December 31, 2023

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)

Fixed maturities
Bonds:
United States government and government agencies and authorities	$4,818	$4,598	$5,485
States, municipalities and political subdivisions	2,453	2,090	2,453
Foreign governments	721	652	721
Hybrid securities	271	263	270
All other corporate bonds	37,461	35,038	37,423
Preferred stocks	60	59	59

Total fixed maturities	45,784	42,700	46,411

Equity securities
Common stocks:
Industrial, miscellaneous and all other	105	113	113

Total equity securities	105	113	113

Mortgage loans on real estate	9,409		9,409
Real estate	41		41
Policy loans	2,109		2,109
Other long-term investments	1,381		1,381
Receivable for securities	23		23
Receivable for derivative cash collateral posted to counterparty	361		361
Securities lending	2,292		2,292
Cash, cash equivalents and short-term investments	3,055		3,055

Total investments	$64,560		$65,195

(1)	Equity securities are reported at original cost. Fixed maturities are reported at original cost reduced by repayments and adjusted for amortization of premiums and accrual of discounts.

(2)	Bonds of $29 are held at fair value rather than amortized cost. Preferred stock of $58 are held at fair value.

107

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Millions)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*

Year ended December 31, 2023
Individual life	$29,961	$—	$493	$2,410	$1,882	$2,870	$1,808
Individual health	6,083	105	317	665	382	807	221
Group life and health	2,455	19	124	788	134	520	370
Annuity	13,873	—	49	5,653	1,199	10,215	(4,060)

	$52,372	$124	$983	$9,516	$3,597	$14,412	$(1,661)

Year ended December 31, 2022
Individual life	$30,960	$—	$580	$8,576	$1,626	$9,716	$1,201
Individual health	5,993	112	327	710	406	822	226
Group life and health	2,469	21	128	806	170	509	360
Annuity	18,401	—	63	9,721	1,095	21,481	(10,034)

	$57,823	$133	$1,098	$19,813	$3,297	$32,528	$(8,247)

Year ended December 31, 2021
Individual life	$25,206	$—	$664	$1,673	$1,600	$4,243	$1,086
Individual health	5,871	115	342	737	441	703	220
Group life and health	2,480	22	134	801	166	530	320
Annuity	18,289	—	37	11,271	984	19,574	(7,757)

	$51,846	$137	$1,177	$14,482	$3,191	$25,050	$(6,131)

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

108

Transamerica Life Insurance Company

Reinsurance

(Dollars in Millions)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net

Year ended December 31, 2023
Life insurance in force	$798,119	$540,679	$262,185	$519,625	50	%

Premiums:
Individual life	$4,598	$3,029	$841	$2,410	35	%
Individual health	717	58	6	665	1
Group life and health	898	112	2	788	0
Annuity	10,049	4,403	7	5,653	0

	$16,262	$7,602	$856	$9,516	9	%

Year ended December 31, 2022
Life insurance in force	$776,124	$616,800	$319,443	$478,767	67	%

Premiums:
Individual life	$4,547	$2,316	$6,345	$8,576	74	%
Individual health	758	60	12	710	2
Group life and health	927	135	14	806	2
Annuity	9,725	16	12	9,721	0

	$15,957	$2,527	$6,383	$19,813	32	%

Year ended December 31, 2021
Life insurance in force	$760,949	$700,434	$367,342	$427,857	86	%

Premiums:
Individual life	$4,460	$4,016	$1,229	$1,673	73	%
Individual health	787	62	12	737	2
Group life and health	920	136	17	801	2
Annuity	11,424	166	13	11,271	0

	$17,591	$4,380	$1,271	$14,482	9	%

109

FINANCIAL STATEMENTS – STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

Transamerica Financial Life Insurance Company

Years Ended December 31, 2023, 2022 and 2021

Transamerica Financial Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2023, 2022 and 2021

Report of Independent Auditors

To the Board of Directors of Transamerica Financial Life Insurance Company

Opinions

We have audited the accompanying statutory basis financial statements of Transamerica Financial Life Insurance Company (the “Company”), which comprise the balance sheets – statutory basis as of December 31, 2023 and 2022, and the related statements of operations - statutory basis, of changes in capital and surplus - statutory basis, and of cash flow - statutory basis for each of the three years in the period ended December 31, 2023, including the related notes and summary of investments - other than investments in related parties at December 31, 2023, supplementary insurance information at December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021, and reinsurance at December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021 listed in the accompanying index (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2023 and 2022 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312) 298 2000, www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.
●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 11, 2024

2

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Millions)

	December 31
	2023	2022

Admitted assets
Cash, cash equivalents and short-term investments	$1,247	$205
Bonds	4,953	5,243
Preferred stocks	4	4
Common stocks	3	6
Mortgage loans on real estate	1,841	1,853
Policy loans	151	143
Securities lending reinvested collateral assets	321	412
Derivatives	39	204
Other invested assets	285	268

Total cash and invested assets	8,844	8,338

Accrued investment income	58	62
Premiums deferred and uncollected	8	8
Net deferred income tax asset	24	30
Other assets	14	38
Separate account assets	18,447	16,412

Total admitted assets	$27,395	$24,888

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$6,173	$6,540
Policy and contract claim reserves	37	35
Liability for deposit-type contracts	30	31
Transfers from separate accounts due or accrued	(65)	(96)
Asset valuation reserve	114	106
Interest maintenance reserve	4	13
Derivatives	59	224
Payable for collateral under securities loaned and other transactions	359	463
Borrowed money	20	20
Remittances and items not allocated	1,265	190
Other liabilities	42	103
Separate account liabilities	18,447	16,412

Total liabilities	26,485	24,041

Total capital and surplus	910	847

Total liabilities and capital and surplus	$27,395	$24,888

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2023	2022	2021

Revenues
Premiums and annuity considerations	$3,517	$5,185	$5,222
Net investment income	330	333	342
Fee revenue and other income	238	250	292

Total revenue	4,085	5,768	5,856

Benefits and expenses
Death benefits	92	84	95
Annuity benefits	180	136	176
Accident and health benefits	69	58	62
Surrender benefits	3,902	10,801	5,642
Other benefits	11	9	10
Net increase (decrease) in reserves	(360)	(182)	(287)
Commissions	89	87	104
Net transfers to (from) separate accounts	(365)	(5,617)	(387)
General insurance expenses and other	153	144	120

Total benefits and expenses	3,771	5,520	5,535

Gain (loss) from operations before federal income taxes	314	248	321
Federal income tax (benefit) expense	24	1	17

Net gain (loss) from operations	290	247	304
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	(100)	(179)	(115)

Net income (loss)	$190	$68	$189

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

	Common Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at January 1, 2021	$2	$684	$13	$379	$1,078
Net income (loss)	—	—	—	189	189
Change in net unrealized capital gains/losses, net of taxes	—	—	—	12	12
Change in net deferred income tax asset	—	—	—	7	7
Change in nonadmitted assets	—	—	—	(11)	(11)
Change in asset valuation reserve	—	—	—	14	14
Dividends to stockholders	—	—	—	(200)	(200)
Other changes - net	—	—	2	(2)	—

Balance at December 31, 2021	$2	$684	$15	$388	$1,089
Net income (loss)	—	—	—	68	68
Change in net unrealized capital gains/losses, net of taxes	—	—	—	(23)	(23)
Change in net deferred income tax asset	—	—	—	12	12
Change in nonadmitted assets	—	—	—	(26)	(26)
Change in reserve on account of change valuation basis	—	—	—	51	51
Change in asset valuation reserve	—	—	—	(2)	(2)
Dividends to stockholders	—	—	—	(300)	(300)
Other changes - net	—	—	(8)	(14)	(22)

Balance at December 31, 2022	$2	$684	$7	$154	$847

Continued on next page.

5

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

	Common Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2022	$2	$684	$7	$154	$847
Net income (loss)	—	—	—	190	190
Change in net unrealized capital gains/losses, net of taxes	—	—	—	14	14
Change in net deferred income tax asset	—	—	—	1	1
Change in nonadmitted assets	—	—	—	6	6
Change in reserve on account of change in valuation basis	—	—	—	—	—
Change in asset valuation reserve	—	—	—	(8)	(8)
Return of capital	—	(1)	—	—	(1)
Dividends to stockholders	—	—	—	(170)	(170)
Other changes - net	—	1	5	25	31

Balance at December 31, 2023	$2	$684	$12	$212	$910

See accompanying notes.

6

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2023	2022	2021

Operating activities
Premiums and annuity considerations	$3,518	$5,186	$5,229
Net investment income	333	331	348
Other income	238	251	291
Benefit and loss related payments	(4,262)	(11,090)	(5,993)
Net transfers from separate accounts	395	5,605	405
Commissions and operating expenses	(240)	(234)	(217)
Federal income taxes (paid) received	(23)	(19)	(4)

Net cash provided by (used in) operating activities	$(41)	$30	$59

Investing activities
Proceeds from investments sold, matured or repaid	$680	$1,040	$1,709
Costs of investments acquired	(408)	(925)	(1,662)
Net change in policy loans	(7)	(7)	(5)

Net cash provided by (used in) investing activities	$265	$108	$42

Financing and miscellaneous activities
Capital and paid in surplus received (returned)	$1	$—	$—
Net deposits (withdrawals) on deposit-type contracts	1	(4)	2
Net change in borrowed money	—	—	(126)
Net change in payable for collateral under securities lending and other transactions	(104)	27	(5)
Other cash (applied) provided	1,090	1	(27)
Dividends to stockholders	(170)	(300)	(200)

Net cash provided by (used in) financing and miscellaneous activities	$818	$(276)	$(356)

Net increase (decrease) in cash, cash equivalents and short-term investments	1,042	(138)	(255)

Cash, cash equivalents and short-term investments:
Beginning of year	205	343	598

End of year	$1,247	$205	$343

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2023

1.  Organization and Nature of Business

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company domiciled in the State of New York and is owned by Transamerica Corporation (TA Corp). TA Corp is an indirect, wholly-owned subsidiary of Aegon Ltd., a holding company organized under the laws of Bermuda.

Nature of Business

The Company sells individual life insurance, including indexed universal life, whole life, term life, and final expense life. It also sells variable annuities. In addition, the Company offers supplemental health insurance, group life insurance, group annuity contracts and stable value solutions. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through a network of independent agents and broker-dealers, affiliated agencies, and financial institutions.

2.  Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (NYDFS), which differ from accounting principles generally accepted in the United States of America (GAAP).

The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law. The Commissioner of Insurance has the right to permit specific practices that deviate from prescribed practices.

The State of New York has adopted a prescribed accounting practice that differs from that found in the National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under Statement of Statutory Accounting Principle (SSAP) No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

8

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary

9

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the Statements of Operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the Statements of Operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security or the entity will likely not be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in both affiliated and unaffiliated redeemable preferred stocks in good standing (those with NAIC designations 1 to 3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in both affiliated and unaffiliated redeemable preferred stocks not in good standing (those with NAIC designations 4 to 6), are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. Investment in perpetual preferred stocks are reported at fair value, not to exceed any currently effective call price. Investment in mandatory convertible preferred stocks (regardless if the preferred stock is redeemable or perpetual) are reported at fair value, not to exceed any currently effective call price, in the periods prior to conversion. For preferred stocks reported at fair value, the related net unrealized capital gains and losses for all NAIC designations are reported in accordance with SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses and are reported in changes in capital and surplus.

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the Statements of Operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, an allowance for credit loss is recognized in earnings at time of purchase or origination based on an expected lifetime credit loss, which is an amount that represents the portion of the amortized cost basis of the mortgage loans that the Company does not expect to collect.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the Statements of Operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Other invested assets include surplus notes which are valued at either amortized cost (those that have an NAIC designation of 1 or 2) or the lesser of amortized cost or fair value (those that have an NAIC designation of 3 through 6).

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. Due and accrued amounts determined to be uncollectible are written off through the Statements of Operations.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying Balance Sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Derivative Instruments

Overview: The Company may use various derivative instruments (swaps and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions (RSAT). A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities; therefore, converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the market risk on minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the Secured Overnight Financing Rate (SOFR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the Balance Sheets (Securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s Balance Sheets. Under GAAP, the reinvested collateral is included within invested assets and is not reported as a single line item.

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the Balance Sheets, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in borrowed money on the Balance Sheets.

Other Assets and Other Liabilities

Other assets consist primarily of reinsurance receivable and accounts receivable. Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Other liabilities consist primarily of amounts withheld by the Company, accrued expenses, unearned investment income, current federal and foreign income taxes, and other policyholders’ funds.

Separate Accounts

The majority of separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the Statements of Operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the Balance Sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s Statements of Operations as a component of net transfers from separate accounts.

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the Statements of Operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners. The assets and liabilities of the nonguaranteed separate accounts are carried at fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

In accordance with SSAP No. 51R, Life Contracts, and No. 54R, Individual and Group Accident and Health Contracts, the Company reports the amount of insurance, if any, for which the gross premiums are less than the net premiums according to the valuation standards and any related premium deficiency reserve established. Anticipated investment income is not included as a factor in the health contract premium deficiency calculation.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the Balance Sheets date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the Statements of Operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes. Unlike GAAP, SSAP No. 101 does not consider state income taxes in the measurement of deferred taxes. SSAP No. 101 also requires additional testing to measure gross deferred tax assets. The additional testing limits gross deferred tax asset admission to 1) the amount of federal income taxes paid in prior years recoverable through hypothetical loss carrybacks of existing temporary differences expected to reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of remaining gross deferred tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering character (i.e. ordinary versus capital) and reversal patterns. The Company’s reported deferred tax asset or liability is the sum of gross deferred tax assets admitted through this three-part test plus the sum of all deferred tax liabilities.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

Subsidiaries and Affiliated Companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets to the extent that they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent cash balances and investments with initial maturities of one year or less and money market mutual

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3.  Accounting Changes and Correction of Errors

The Company’s policy is to disclose recently adopted accounting pronouncements with a current year effective date, that have been classified by the NAIC as a new statutory accounting principle (SAP) concept change, as well as items classified by the NAIC as SAP clarification changes that have been adopted and have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

On August 13, 2023, the Statutory Accounting Principles Working Group (SAPWG) adopted INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve, effective immediately. INT 23-01 provides optional, limited-time guidance, which allows the admittance of net negative (disallowed) IMR if certain conditions are met, up to 10% of adjusted general account capital and surplus. Refer to Note 5 for further detail.

On August 13, 2023, the SAPWG adopted revisions to SSAP No. 26R and SSAP No. 43R, Loan-Backed and Structured Securities, for the principles-based bond definition, the accounting for bonds (issuer credit obligations and asset-backed securities), as well as revisions to various SSAPs, that have been updated to reflect the revised definition and/or SSAP references. Additional revisions were adopted on December 1, 2023 to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments, in relation to the bond project, with all revisions effective January 1, 2025. The Company has been monitoring the progress of the project, and will continue to do so, but the specific impact to the Company’s financials is indeterminable at this time.

Change in Valuation Basis

During 2022, the Company converted its Actuarial Guideline 36 reserve calculation for the Indexed Universal Life block of business to a new actuarial valuation system. At the same time, as a result of increased functionality to allow for more precision and to ensure consistency, the Company refined its statutory valuation rate for specific states to utilize the maximum standard valuation interest rate. This resulted in a reserve decrease of $51 as of January 1, 2022, which has been reported in the Statement of Changes in Capital and Surplus.

Correction of Errors

During 2023, management identified and corrected an error in the Company’s prior year cash. The error resulted in an understatement of premiums and annuity considerations in the amount of $19, net of tax, which was corrected in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors. This is reflected as a correction of an error in Other Changes - net in the Statements of Changes in Capital and Surplus.

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

During 2022, management identified and corrected an error in the Company’s prior year statutory reserves. The error resulted in an understatement of aggregate reserves for life contracts of $16, net of tax, which was corrected in accordance with SSAP No. 3. This is reflected as a correction of an error in the Statements of Changes in Capital and Surplus.

There were additional errors identified in prior year financial statements that have been corrected in the current year financial statements in accordance with SSAP No. 3. These errors do not have a material impact on the financial statements, individually or in aggregate, and therefore have not been separately disclosed.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

4.  Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of Fair Value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair Value Hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair value.

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, are determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the Balance Sheets date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the Balance Sheets date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying Balance Sheets approximate their fair values. These are included in the investment contract liabilities.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the Balance Sheets, as of December 31, 2023 and 2022, respectively:

	December 31, 2023

	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,189	$1,189	$1,189	$—	$—
Bonds	4,395	4,953	337	4,051	7
Preferred stocks, other than affiliates	4	4	—	4	—
Common stocks, other than affiliates	3	3	—	—	3
Mortgage loans on real estate	1,632	1,841	—	—	1,632
Other invested assets	22	23	—	22	—
Derivative assets:
Interest rate swaps	26	26	—	26	—
Currency swaps	9	7	—	9	—
Credit default swaps	10	6	—	10	—
Derivative assets total	45	39	—	45	—
Policy loans	151	151	—	151	—
Securities lending reinvested collateral	269	269	269	—	—
Separate account assets	18,401	18,410	17,733	668	—

Liabilities
Investment contract liabilities	3,844	3,864	—	1	3,843
Derivative liabilities:
Options	1	1	—	1	—
Interest rate swaps	27	32	—	27	—
Currency swaps	1	1	—	1	—
Credit default swaps	1	1	—	1	—
Equity swaps	23	23	—	23	—
Interest rate futures	1	1	1	—	—
Derivative liabilities total	54	59	1	53	—
Dollar repurchase agreements	20	20	—	20	—
Payable for securities lending	321	321	—	321	—
Payable for derivative cash collateral	38	38	—	38	—
Separate account liabilities	18,102	18,102	—	17,729	373

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31, 2022

	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$157	$157	$84	$73	$—
Bonds	4,536	5,243	378	4,158	—
Preferred stocks, other than affiliates	4	4	—	4	—
Common stocks, other than affiliates	6	6	—	3	3
Mortgage loans on real estate	1,637	1,853	—	—	1,637
Other invested assets	22	24	—	22	—
Derivative assets:
Interest rate swaps	181	181	—	181	—
Currency swaps	20	12	—	20	—
Credit default swaps	4	5	—	4	—
Equity swaps	5	5	—	5	—
Equity futures	1	1	1	—	—
Derivative assets total	211	204	1	210	—
Policy loans	143	143	—	143	—
Securities lending reinvested collateral	309	309	183	126	—
Separate account assets	16,371	16,399	15,518	853	—
Liabilities
Investment contract liabilities	4,236	4,245	—	1	4,235
Derivative liabilities:
Interest rate swaps	212	216	—	212	—
Currency swaps	1	—	—	1	—
Equity swaps	7	7	—	7	—
Equity futures	1	1	1	—	—
Derivative liabilities total	221	224	1	220	—
Dollar repurchase agreements	20	20	—	20	—
Payable for securities lending	412	412	—	412	—
Payable for derivative cash collateral	51	51	—	51	—
Separate account liabilities	16,107	16,107	—	15,636	471

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2023 and 2022:

	2023
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$4	$—	$4

Total bonds	—	4	—	4

Preferred stock
Industrial and miscellaneous	—	4	—	4

Total preferred stock	—	4	—	4

Common stock
Industrial and miscellaneous	—	—	3	3

Total common stock	—	—	3	3

Cash equivalents and short-term investments
Money market mutual funds	1,163	—	—	1,163

Total cash equivalents and short-term investments	1,163	—	—	1,163

Derivative assets	—	24	—	24
Other long term	—	3	—	3
Separate account assets	17,728	313	—	18,041

Total assets	$18,891	$348	$3	$19,242

Liabilities:
Derivative liabilities	$1	$25	$—	$26

Total liabilities	$1	$25	$—	$26

	2022
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$3	$—	$3

Total bonds	—	3	—	3

Preferred stock
Industrial and miscellaneous	—	4	—	4

Total preferred stock	—	4	—	4

Common stock
Industrial and miscellaneous	—	3	3	6

Total common stock	—	3	3	6

Cash equivalents and short-term investments
Money market mutual funds	84	62	—	146

Total cash equivalents and short-term investments	84	62	—	146

Derivative assets	1	187	—	188
Other long term	—	4	—	4
Separate account assets	15,518	403	—	15,921

Total assets	$15,603	$666	$3	$16,272

Liabilities:
Derivative liabilities	$1	$187	$—	$188

Total liabilities	$1	$187	$—	$188

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Bonds classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Bonds classified as Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified as Level 2 are valued using inputs from third party pricing services or broker quotes.

Common stock classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Common stock classified as Level 3 are comprised primarily of shares in the FHLB of New York, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Money market mutual funds and other cash or cash equivalents classified as Level 2 are valued using inputs from third party pricing services.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

Other long-term classified as Level 2 are comprised of surplus debentures, which are valued using inputs from third party pricing services or broker quotes.

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

The following tables summarize the changes in assets classified as Level 3 for 2023 and 2022:

	Beginning Balance at January 1, 2023	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Bonds
Other	$—	$—	$—	$(1)	$1
Common stock	$3	$—	$—	$—	$—

Total	$3	$—	$—	$(1)	$1

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2023

Bonds
Other	$—	$—	$—	$—	$—
Common stock	$—	$—	$—	$—	$3

Total	$—	$—	$—	$—	$3

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Beginning Balance at January 1, 2022	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Common stock	$7	$—	$—	$(3)	$(1)

Total	$7	$—	$—	$(3)	$(1)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2022

Common stock	$—	$—	$—	$—	$3

Total	$—	$—	$—	$—	$3

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

5.  Investments

Bonds and Stocks

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2023
Bonds:
United States Government and agencies	$327	$7	$29	$305
State, municipal and other government	117	1	16	102
Hybrid securities	41	—	4	37
Industrial and miscellaneous	3,473	37	465	3,045
Mortgage and other asset-backed securities	995	19	108	906

Total unaffiliated bonds	4,953	64	622	4,395
Unaffiliated preferred stocks	4	—	—	4

	$4,957	$64	$622	$4,399

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$3	$—	$—	$3

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2022
Bonds:
United States Government and agencies	$367	$8	$25	$350
State, municipal and other government	130	1	20	111
Hybrid securities	51	—	6	45
Industrial and miscellaneous	3,629	22	597	3,054
Mortgage and other asset-backed securities	1,082	21	127	976

Total unaffiliated bonds	5,259	52	775	4,536
Unaffiliated preferred stocks	4	—	—	4

	$5,263	$52	$775	$4,540

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$4	$2	$—	$6

The carrying amount and estimated fair value of long and short-term bonds at December 31, 2023, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2023

December 31:	Carrying Value	Fair Value

Due in one year or less	$100	$99
Due after one year through five years	586	567
Due after five years through ten years	851	774
Due after ten years	2,433	2,062

Subtotal	3,970	3,502
Mortgage and other asset-backed securities	1,008	919

Total	$4,978	$4,421

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2023 and 2022 is as follows:

	2023
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$14	$4	$181	$25
State, municipal and other government	84	16	—	—
Hybrid securities	32	4	—	—
Industrial and miscellaneous	2,406	463	99	2
Mortgage and other asset-backed securities	718	107	56	1

Total bonds	$3,254	$594	$336	$28

Preferred stocks-unaffiliated	—	—	4	—
Common stocks-unaffiliated	—	—	3	—

	$3,254	$594	$343	$28

	2022
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$—	$—	$222	$25
State, municipal and other government	27	8	64	11
Hybrid securities	13	4	28	2
Industrial and miscellaneous	542	221	2,212	376
Mortgage and other asset-backed securities	240	48	642	80

Total bonds	$822	$281	$3,168	$494

Preferred stocks-unaffiliated	—	—	4	—
Common stocks-unaffiliated	—	—	3	—

	$822	$281	$3,175	$494

During 2023 and 2022, there were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2023, 2022 and 2021, the Company recognized OTTI of $6, $3 and $0, respectively.

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2023, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported

46642MAA6	$11	$6	$5	$6	$3	12/31/2023
05604LAE2	1	—	1	—	—	12/31/2023

			$6

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2023 and 2022 is as follows:

	2023		2022
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months

Year ended December 31:
The aggregate amount of unrealized losses	$110	$1	$48	$80
The aggregate related fair value of securities with unrealized losses	718	70	240	648

At December 31, 2023 and 2022, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 905 and 258 securities with a carrying amount of $3,848 and $1,103, and an unrealized loss of $594 and $281. Of this portfolio, at December 31, 2023 and 2022, 95.6% and 88.4% were investment grade with associated unrealized losses of $567 and $251, respectively.

At December 31, 2023 and 2022, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 134 and 898 securities with a carrying amount of $367 and $3,666, and an unrealized loss of $28 and $494. Of this portfolio, at December 31, 2023 and 2022, 97.7% and 96.6% were investment grade with associated unrealized losses of $27 and $479, respectively.

At December 31, 2023 and 2022, there were no common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2023 and 2022, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 2 and 2 securities with a cost of $3 and $3 and no unrealized losses.

During the years ended December 31, 2023 and 2022, the Company held no 5GI securities.

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

During 2023 and 2022, respectively, the Company sold, redeemed or otherwise disposed of 3 and 17 securities as a result of a callable feature which generated investment income of $0 and $3 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements, if applicable.

	Year Ended December 31
	2023	2022	2021

Proceeds	$371	$695	$1,177

Gross realized gains	$8	$11	$38

Gross realized losses	(5)	(28)	(12)

Net realized capital gains (losses)	$3	$(17)	$26

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2023, 2022 and 2021 of $5, $28 and $2, respectively.

At December 31, 2023 and 2022, the Company had no investments in restructured securities. There were no capital gains (losses) taken as a direct result of restructures in 2023, 2022 and 2021.

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2023 and 2022 were as follows:

December 31, 2023
	Farm	Commercial	Total

AAA - AA	$—	$934	$934
A	14	822	836
BBB	—	69	69
B	—	2	2

	$14	$1,827	$1,841

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2022
	Farm	Commercial	Total

AAA - AA	$—	$1,190	$1,190
A	14	595	609
BBB	—	52	52
BB	—	2	2

	$14	$1,839	$1,853

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2023, the Company issued mortgage loans with a maximum interest rate of 6.40% and a minimum interest rate of 5.50% for commercial loans. The maximum percentage of any one admitted loan to the value of the security (exclusive of insured or guaranteed or purchase money mortgages) originated or acquired during the year ending December 31, 2023 at the time of origination was 56%. During 2022, the Company issued mortgage loans with a maximum interest rate of 5.69% and a minimum interest rate of 2.81% for commercial loans. The maximum percentage of any one admitted loan to the value of the security (exclusive of insured or guaranteed or purchase money mortgages) originated or acquired during the year ending December 31, 2022 at the time of origination was 67%.

During 2023 and 2022, the Company issued no farm mortgage loans.

During 2023 and 2022, the Company did not reduce the interest rate on any outstanding mortgage loans.

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2023 and 2022:

		Commercial
	Farm	All Other	Total
December 31, 2023
Recorded Investment (All)
Current	$14	$1,827	$1,841
Participant or Co-lender in Mortgage Loan Agreement
Recorded Investment	$14	$575	$589

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

		Commercial
	Farm	All Other	Total
December 31, 2022
Recorded Investment (All)
Current	$14	$1,839	$1,853
Participant or Co-lender in Mortgage Loan Agreement
Recorded Investment	$14	$586	$600

There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2023 and 2022, respectively, that were subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis.

No mortgage loan foreclosures occurred during 2023, 2022 and 2021.

At December 31, 2023 and 2022, the Company held a mortgage loan loss reserve in the AVR of $18 and $18, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution
	December 31
	2023	2022

Pacific	31%	30%
South Atlantic	18	18
Middle Atlantic	13	13
E. North Central	16	16
Mountain	10	11
W. North Central	3	4
W. South Central	4	4
E. South Central	4	3
New England	1	1

Property Type Distribution
	December 31
	2023	2022

Apartment	54%	53%
Industrial	22	23
Retail	14	14
Office	7	9
Medical	2	0
Agricultural	1	1

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Other Invested Assets

During 2023, 2022 and 2021, the Company recognized no impairment write downs for its investments in joint ventures and limited partnerships.

Tax Credits

At December 31, 2023, the Company had ownership interests in five LIHTC investments with a carrying value of $64. The remaining years of unexpired tax credits ranged from one to nine, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to eleven years. The amount of contingent equity commitments expected to be paid during the year 2024 is $1. Tax credits expenses recognized in 2023 were $15 and other tax benefits recognized in 2023 were $2. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2022, the Company had ownership interests in five LIHTC investments with a carrying value of $79. The remaining years of unexpired tax credits ranged from two to ten, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to twelve years. The amount of contingent equity commitments expected to be paid during the year 2023 is $1. Tax credits expenses recognized in 2022 were $15 and other tax benefits recognized in 2022 were $2. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company has transferable state tax credits that are insignificant.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, 2023 and 2022 was as follows:

	2023	2022

Fair value - positive	$49	$213
Fair value - negative	(56)	(224)

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2023, 2022 and 2021, the Company has recorded unrealized gains (losses) of $2, ($1) and $31, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2023, 2022 and 2021 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

Summary of realized gains (losses) by derivative type for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021

Swaps:
Interest rate	$(40)	$(167)	$(14)
Total return	(49)	55	(77)

Total swaps	$(89)	$(112)	$(91)

Futures - net positions	(5)	(76)	(23)

Total realized gains (losses)	$(94)	$(188)	$(114)

The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2023 and 2022:

	Asset(1)		Liability(1)

	2023	2022	2023	2022

Derivative component of RSATs
Credit default swaps	$6	$3	$—	$—

(1) Asset and liability classification of derivatives is based on each derivative’s positive (asset) or negative (liability) book/adjusted carrying value.

The estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2023 and 2022:

	Asset(1)		Liability(1)

	2023	2022	2023	2022

Derivative component of RSATs
Credit default swaps	$10	$4	$—	$—

(1) Asset and liability classification of derivatives is based on each derivative’s positive (asset) or negative (liability) book/adjusted carrying value.

The Company did not have net realized gains (losses) on derivatives held for other than hedging purposes for the years ended December 31, 2023, 2022 and 2021.

As stated in Note 2, the Company replicates investment grade corporate bonds and sovereign debt by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2023 and 2022:

		2023
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$2	$101	3.4
Credit default swaps referencing indices		—	20	37.7

Subtotal		2	121	9.1

BBB	2
Single name credit default swaps (3)		5	214	3.0
Credit default swaps referencing indices		3	166	2.8

Subtotal		8	380	2.9

BB	3
Single name credit default swaps (3)		—	10	2.5

Subtotal		—	10	2.5

Total		$10	$511	4.1

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

		2022
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$—	$71	4.0
Credit default swaps referencing indices		—	20	38.7

Subtotal		—	91	11.6

BBB	2
Single name credit default swaps (3)		2	249	2.6
Credit default swaps referencing indices		1	156	2.3

Subtotal		3	405	2.5

BB	3
Single name credit default swaps (3)		—	10	3.5

Subtotal		—	10	3.5

B	4
Single name credit default swaps (3)		—	5	1.0

Subtotal		—	5	1.0

Total		$3	$511	4.1

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2023, there were not any potential future recoveries available to offset the $511 from the table above. At December 31, 2022, there were not any potential future recoveries available to offset the $511 from the table above.

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2023 and 2022, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount (1)		Fair Value
	2023	2022	2023	2022

Derivative assets:
Credit default swaps	$476	$466	$10	$4
Currency swaps	131	138	9	20
Equity futures	—	—	—	1
Equity swaps	—	192	—	5
Interest rate swaps	407	2,097	26	181
Options	14	—	—	—
Derivative liabilities:
Credit default swaps	61	69	1	—
Currency swaps	23	16	1	1
Equity futures	—	—	—	1
Equity swaps	302	101	23	7
Interest rate futures	—	—	1	—
Interest rate swaps	90	2,182	27	212
Options	(43)	—	1	—

(1) Futures are presented in contract format. Swaps and options are presented in notional format.

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2023 and 2022, respectively:

	Gross Restricted (Admitted & Nonadmitted) 2023

Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total

Collateral held under security lending agreements	$321	$—	$—	$—	$321

Subject to dollar repurchase agreements	20	—	—	—	20

FHLB capital stock	3	—	—	—	3

On deposit with states	3	—	—	—	3

Pledged as collateral not captured in other categories	149	—	—	—	149

Total restricted assets	$496	$—	$—	$—	$496

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Restricted Asset Category	Total From Prior Year (2022)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$412	$(91)	$—	$321	1.17%	1.17%

Subject to dollar repurchase agreements	20	—	—	20	0.07	0.07

FHLB capital stock	3	—	—	3	0.01	0.01

On deposit with states	3	—	—	3	0.01	0.01

Pledged as collateral not captured in other categories	148	1	—	149	0.54	0.54

Total restricted assets	$586	$(90)	$—	$496	1.80%	1.80%

The following tables show the pledged or restricted assets in other categories as of December 31, 2023 and 2022, respectively:

	Gross Restricted (Admitted & Nonadmitted) 2023

Description of Assets	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total

Derivatives	$149	$—	$—	$—	$149

Total	$149	$—	$—	$—	$149

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Description of Assets	Total From Prior Year (2022)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Derivatives	$148	$1	$—	$149	0.54%	0.55%

Total	$148	$1	$—	$149	0.54%	0.55%

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2023 and 2022:

2023

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets

Cash	$58	$58	0.64%	0.65%
Securities lending collateral assets	321	321	3.56	3.59

Total collateral assets	$379	$379	4.20%	4.24%

	Amount	% of Liability to Total Liabilities

Recognized obligation to return collateral asset	$379	4.72%

2022

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets

Cash	$71	$68	0.83%	0.84%
Securities lending collateral assets	412	412	4.81	4.86

Total collateral assets	$483	$480	5.64%	5.70%

	Amount	% of Liability to Total Liabilities

Recognized obligation to return collateral asset	$483	6.33%

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2023	2022	2021

Income:
Bonds	$212	$222	$249
Common stocks	1	—	1
Mortgage loans on real estate	74	71	87
Policy loans	8	8	8
Cash, cash equivalents and short-term investments	7	4	—
Derivatives	25	20	16
Other invested assets	17	19	(5)

Gross investment income	344	344	356
Less: investment expenses	17	17	20

Net investment income before amortization of IMR	327	327	336
Amortization of IMR	3	6	6

Net investment income	$330	$333	$342

The gross, nonadmitted and admitted amounts for interest income due and accrued are presented in the following table:

	2023	2022

Gross	$58	$63
Nonadmitted	$—	$1
Admitted	$58	$62

At December 31, 2023, the Company had no cumulative amounts for paid-in-kind interest included in the principle balance. At December 31, 2022, the Company did not report a paid-in-kind interest balance.

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

	Realized

	Year Ended December 31
	2023	2022	2021

Bonds	$(10)	$(24)	$25
Common stocks	(1)	1	3
Derivatives	(94)	(188)	(114)
Other invested assets	1	18	(1)

Change in realized capital gains (losses), before taxes	(104)	(193)	(87)
Federal income tax effect	(2)	(2)	(12)
Transfer from (to) interest maintenance reserve	6	16	(16)

Net realized capital gains (losses) on investments	$(100)	$(179)	$(115)

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized

	Year Ended December 31
	2023	2022	2021

Bonds	$2	$2	$2
Preferred stocks	—	—	1
Common stocks	(2)	—	—
Affiliated entities	—	1	—
Derivatives	(1)	(31)	(2)
Other invested assets	19	11	15

Change in unrealized capital gains (losses), before taxes	18	(17)	16
Taxes on unrealized capital gains (losses)	(4)	(6)	(4)

Change in unrealized capital gains (losses), net of tax	$14	$(23)	$12

Admitted Disallowed IMR

The Company has admitted net negative (disallowed) IMR in accordance with the following criteria:

A.	Fixed income investments generating IMR losses comply with the reporting entity’s documented investment or liability management policies.
B.

IMR losses for fixed income related derivatives are all in accordance with prudent and documented risk management procedures, in accordance with a reporting entity’s derivative use plans and reflect symmetry with historical treatment in which unrealized derivative gains were reversed to IMR and amortized in lieu of being recognized as realized gains upon derivative termination.

C.

Any deviation to (a) was either because of a temporary and transitory timing issue or related to a specific event, such as a reinsurance transaction, that mechanically made the cause of IMR losses not reflective of reinvestment activities.

D.

Asset sales that were generating admitted negative IMR were not compelled by liquidity pressures (e.g., to fund significant cash outflows including, but not limited to excess withdrawals and collateral calls).

The aggregate net negative (disallowed) IMR allocation is presented in the following table for the year ended December 31, 2023:

	Total	General Account	Insulated Separate Account	Non-Insulated Separate Account

2023	$18	$—	$18	$—

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The allocation of the admitted negative (disallowed) IMR is presented in the following table for the year ended December 31, 2023:

	Total	General Account	Insulated Separate Account	Non-Insulated Separate Account

2023	$13	$—	$13	$—

The calculation of adjusted capital and surplus with consideration of the negative (disallowed) IMR is presented in the following table for the year ended December 31, 2023:

2023

Prior period, as of September 30, 2023, the most recent statement filed with the NYDFS, general account capital and surplus	$847

From prior period SAP financials:
Net positive goodwill (admitted)	—
EDP equipment & operating system software (admitted)	—
Net DTAs (admitted)	23
Net negative (disallowed) IMR (admitted)	—

Adjusted capital and surplus	$824

The admitted net negative (disallowed) IMR represents 1.62% of adjusted capital and surplus for 2023.

The Company did not have gains/losses associated with derivatives sold allocated to IMR during 2023.

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

6.	Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit-type contracts and policy claims at December 31, 2023 and 2022 were as follows:

	Year Ended December 31
	2023	2022

Life insurance reserves	$1,569	$1,450
Annuity reserves and supplementary contracts with life contingencies	4,325	4,752
Accident and health reserves (including long term care)	279	338

Total policy reserves	$6,173	$6,540

Deposit-type contracts	30	31
Policy claims	37	35

Total policy reserves, deposit-type contracts and claim liabilities	$6,240	$6,606

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based upon the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, reserves are determined by computing the regular reserve for the plan at the true age and holding, in addition, the unearned portion of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

As of December 31, 2023 and 2022, the Company had insurance in force aggregating $4,383 and $5,812, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the NYDFS. The Company established policy reserves of $471 and $717 to cover these deficiencies as of December 31, 2023 and 2022, respectively.

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company does not issue participating life insurance policies.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 1.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications of Insurance or Managed Care Contracts. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and/or minimum guaranteed death benefits, the Company complies with Reg 213. Reg 213 specifies statutory reserve requirements for variable annuity contracts (VACARVM) with benefit guarantees and without benefit guarantees and related products. Examples of covered guaranteed benefits include return of premium death benefits, guaranteed minimum accumulation benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The Reg 213 reserve calculations include standard scenario calculations from the prior Actuarial Guideline 43 (AG 43) as well as reserve requirements based on the NAIC Valuation Manual Section 21 (VM-21) Principles Based Reserving for Variable Annuities. The reserve for contracts falling within the scope of Reg 213 is split into pre and post January 1, 2020 contract issues and is calculated at a contract level with no aggregation. For pre 2020 business, the reserve is the greater of the VM-21 reserve or the modified AG 43 standard scenario reserve. For post 2020 business, the reserve is the greater of the VM-21 reserve and the New York Objective Floor; the New York Objective Floor is the maximum of two distinct modified AG 43 standard scenario reserves, the cash surrender value and the option value floor.

The VM-21 reserve is equal to the Conditional Tail Expectation (CTE) amount plus an additional standard projection amount if the Company’s non-economic assumptions differ enough from industry assumptions. To determine the CTE amount, the Company uses 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and the Society of Actuaries and prudent estimate assumptions based on Company experience. The Standard Projection Amount is determined using the same CTE calculations but replaces the Company’s own assumptions with prescribed assumptions and methods specified in VM-21.

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

At December 31, 2023 and 2022, the Company had no premium deficiency reserve related to accident and health policies.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2023
2023	$—	$67	$38	$29
2022 and prior	40	2	30	12

	40	$69	$68	41

Active life reserve	$313			$252

Total accident and health reserves	$353			$293

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2022
2022	$—	$61	$33	$28
2021 and prior	35	7	30	12

	35	$68	$63	40

Active life reserve	$301			$313

Total accident and health reserves	$336			$353

The change in the Company’s unpaid claims reserve was $2 and $7 for the years ended December 31, 2023 and 2022, respectively, for health claims that were incurred prior to those Balance Sheets date. The change in 2023 and 2022 resulted primarily from variances in the estimated frequency of claims and claim severity.

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Activity in the liability for unpaid claims adjustment expense is summarized as follows:

	Liability Beginning of Year	Incurred	Paid	Liability End of Year

Year ended December 31, 2023
2023	$—	$1	$1	$—
2022 and prior	—	—	—	—

	$—	$1	$1	$—

Year ended December 31, 2022
2022	$—	$1	$1	$—
2021 and prior	—	—	—	—

	$—	$1	$1	$—

The Company increased the claim adjustment expense provision for insured events of prior years during 2023.

Premium and Annuity Considerations Deferred and Uncollected

Reserves on the Company’s traditional life insurance products are computed using mean and interpolated or mid-terminal reserving methodologies. The mean methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. The interpolated methodologies do not require the establishment of such assets, however, it is required to hold unearned premium liabilities. At December 31, 2023 and 2022, the gross premiums and net of loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	2023		2022
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:
Ordinary renewal business	$3	$3	$3	$3

	$3	$3	$3	$3

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has been determined primarily by formula.

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity, deposit fund and life products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on annuity and deposit fund products, by withdrawal characteristics, is summarized as follows:

	December 31 2023

Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$—	$18	$—	$18	— %
At book value less surrender charge of 5% or more	43	—	—	43	1
At fair value	—	—	4,123	4,123	83

Total with adjustment or at fair value	43	18	4,123	4,184	84
At book value without adjustment (minimal or no charge or adjustment)	549	—	—	549	11
Not subject to discretionary withdrawal provision	240	—	16	256	5

Total individual annuity reserves	832	18	4,139	4,989	100%

Less reinsurance ceded	135	—	—	135

Net individual annuities reserves	$697	$18	$4,139	$4,854

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	$9	$—	$—	$9

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31 2023

Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$776	$1	$—	$777	4%
At book value less surrender charge of 5% or more	492	—	—	492	3
At fair value	—	323	12,770	13,093	75

Total with adjustment or at fair value	1,268	324	12,770	14,362	82
At book value without adjustment (minimal or no charge or adjustment)	1,892	49	—	1,941	11
Not subject to discretionary withdrawal provision	467	—	801	1,268	7

Total group annuities reserves	3,627	373	13,571	17,571	100%

Net group annuities reserves	$3,627	$373	$13,571	$17,571

	December 31 2023

Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
At book value without adjustment (minimal or no charge or adjustment)	$1	$—	$—	$1	2%
Not subject to discretionary withdrawal provision	44	—	1	45	98

Total deposit-type contracts	45	—	1	46	100%

Less reinsurance ceded	14	—	—	14

Net deposit-type contracts	$31	$—	$1	$32

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Reconciliation to the Annual Statement:	Amount

Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$4,269
Exhibit 5, Supp contracts with life contingencies section, total (net)	56
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	30

Subtotal	4,355
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	18,078
Exhibit 3, Supp contracts with life contingencies section, total	23
Other contract deposit funds	1

Subtotal	18,102

Combined total	$22,457

	December 31 2022

Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$—	$20	$—	$20	— %
At book value less surrender charge of 5% or more	49	—	—	49	1
At fair value	—	—	3,916	3,916	80

Total with adjustment or at fair value	49	20	3,916	3,985	81
At book value without adjustment (minimal or no charge or adjustment)	618	—	—	618	13
Not subject to discretionary withdrawal provision	291	—	10	301	6

Total individual annuity reserves	958	20	3,926	4,904	100%

Less reinsurance ceded	136	—	—	136

Net individual annuity reserves	$822	$20	$3,926	$4,768

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	$12	$—	$—	$12

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2022
Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$813	$26	$—	$839	5%
At book value less surrender charge of 5% or more	553	—	—	553	3
At fair value	—	389	10,845	11,234	70

Total with adjustment or at fair value	1,366	415	10,845	12,626	78
At book value without adjustment (minimal or no charge or adjustment)	2,048	56	—	2,104	13
Not subject to discretionary withdrawal provision	493	—	843	1,336	9

Total group annuity reserves	3,907	471	11,688	16,066	100%

Net group annuity reserves	$3,907	$471	$11,688	$16,066

	December 31
	2022
Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
At book value without adjustment (minimal or no charge or adjustment)	$1	$—	$—	$1	2%
Not subject to discretionary withdrawal provision	45	—	2	47	98

Total deposit-type contracts	46	—	2	48	100%

Less reinsurance ceded	15	—	—	15

Net deposit-type contracts	$31	$—	$2	$33

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Reconciliation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$4,673
Exhibit 5, Supp contracts with life contingencies section, total (net)	56
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	31

Subtotal	4,760
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	16,093
Exhibit 3, Supp contracts with life contingencies section, total	12
Other contract deposit funds	2

Subtotal	16,107

Combined total	$20,867

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The amount of reserves on life products, by withdrawal characteristics, is summarized as follows:

	December 31
	2023
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$—	$1	$2
Universal life	674	578	716
Universal life with secondary guarantees	24	25	94
Indexed universal life with secondary guarantees	525	433	476
Other permanent cash value life insurance	—	66	83
Variable universal life	25	25	55
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	—	—	282
Accidental death benefits	—	—	1
Disability- active lives	—	—	1
Disability- disabled lives	—	—	3
Miscellaneous reserves	—	—	55

Total (gross)	1,248	1,128	1,768
Reinsurance ceded	174	174	199

Total (net)	$1,074	$954	$1,569

As of December 31, 2023, the Company did not hold any life reserves for separate accounts with guarantees.

	December 31
	2023
	Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$150	$150	$284

Total (net)	$150	$150	$284

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Reconciliation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,509
Exhibit 5, Accidental death benefits section total (net)	1
Exhibit 5, Disability - active lives section, total (net)	1
Exhibit 5, Disability - disabled lives section, total (net)	3
Exhibit 5, Miscellaneous reserves section, total (net)	55

Subtotal	1,569
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	284

Subtotal	284

Combined total	$1,853

	December 31
	2022
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$1	$1	$2
Universal life	667	565	697
Universal life with secondary guarantees	16	25	97
Indexed universal life with secondary guarantees	454	366	389
Other permanent cash value life insurance	66	66	83
Variable universal life	25	25	61
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	—	—	280
Accidental death benefits	—	—	1
Disability- active lives	—	—	1
Disability- disabled lives	—	—	3
Miscellaneous reserves	—	—	37

Total (gross)	1,229	1,048	1,651
Reinsurance ceded	171	171	200

Total (net)	$1,058	$877	$1,451

As of December 31, 2022, the Company did not hold any life reserves for separate accounts with guarantees.

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2022
	Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$126	$125	$247

Total (net)	$126	$125	$247

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,409
Exhibit 5, Accidental death benefits section total (net)	1
Exhibit 5, Disability - active lives section, total (net)	1
Exhibit 5, Disability - disabled lives section, total (net)	3

Exhibit 5, Miscellaneous reserves section, total (net)	37
Subtotal	1,451
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	247

Subtotal	247

Combined total	$1,698

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Separate Accounts

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2023, 2022 and 2021 is as follows:

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than or	Separate
	Equal to 4%	Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2023	$48	$2,576	$2,624

Reserves for separate accounts as of December 31, 2023 with assets at:
Fair value	$—	$17,995	$17,995
Amortized cost	391	—	391

Total as of December 31, 2023	$391	$17,995	$18,386

Reserves for separate accounts by withdrawal characteristics as of December 31, 2023:
With fair value adjustment	$19	$—	$19
At fair value	323	17,177	17,500
At book value without fair value adjustment and with current surrender charge of less than 5%	49	—	49

Subtotal	391	17,177	17,568
Not subject to discretionary withdrawal	—	818	818

Total separate account reserve liabilities at December 31, 2023	$391	$17,995	$18,386

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than or	Separate
	Equal to 4%	Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2022	$91	$4,347	$4,438

Reserves for separate accounts as of December 31, 2022 with assets at:
Fair value	$—	$15,863	$15,863
Amortized cost	491	—	491

Total as of December 31, 2022	$491	$15,863	$16,354

Reserves for separate accounts by withdrawal characteristics as of December 31, 2022:
With fair value adjustment	$46	$—	$46
At fair value	389	15,008	15,397
At book value without fair value adjustment and with current surrender charge of less than 5%	56	—	56

Subtotal	491	15,008	15,499
Not subject to discretionary withdrawal	—	855	855

Total separate account reserve liabilities at December 31, 2022	$491	$15,863	$16,354

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than or	Separate
	Equal to 4%	Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2021	$96	$4,289	$4,385

Reserves for separate accounts as of December 31, 2021 with assets at:
Fair value	$—	$26,023	$26,023
Amortized cost	505	—	505

Total as of December 31, 2021	$505	$26,023	$26,528

Reserves for separate accounts by withdrawal characteristics as of December 31, 2021:
With fair value adjustment	49	—	49
At fair value	395	24,949	25,344
At book value without fair value adjustment and with current surrender charge of less than 5%	61	—	61

Subtotal	505	24,949	25,454
Not subject to discretionary withdrawal	—	1,074	1,074

Total separate account reserve liabilities at December 31, 2021	$505	$26,023	$26,528

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2023	2022	2021

Transfer as reported in the Summary of
Operations of the separate accounts statement:
Transfers to separate accounts	$2,635	$4,443	$4,389
Transfers from separate accounts	(3,006)	(10,067)	(4,779)

Net transfers from separate accounts	(371)	(5,624)	(390)
Miscellaneous reconciling adjustments	6	7	3

Net transfers as reported in the Summary of Operations of the life, accident and health annual statement	$(365)	$(5,617)	$(387)

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. The assets legally insulated from general account claims at December 31, 2023 and 2022 are attributed to the following products:

	2023	2022

Variable life	$136	$125
Variable universal life	150	126
Variable annuities	4,425	4,205
Group annuities	11,683	9,859
Registered market value separate accounts	612	554
Non-registered market value separate accounts	64	64
Par annuities	970	984
Registered market value annuity product - SPL	2	3
Book value separate accounts	386	471

Total separate account assets	$18,428	$16,391

At December 31, 2023 and 2022, the Company held separate account assets not legally insulated from the general account in the amount of $19 and $21, respectively.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $49, $51, $53, $52 and $51, to the general account in 2023, 2022, 2021, 2020 and 2019, respectively. During the years ended December 31, 2023 and 2022, the general account of the Company had paid $2 toward separate account guarantees and during the year ended December 31, 2021, the general account of the Company had paid an insignificant amount toward separate account guarantees. During the years 2020 and 2019, the general account of the Company had paid $1 each year toward separate account guarantees.

At December 31, 2023 and 2022, the Company reported guaranteed separate account assets at amortized cost in the amount of $366 and $470, respectively, based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $356 and $442 at December 31, 2023 and 2022, respectively, which would have resulted in an unrealized gain/(loss) of $(10) and ($27), respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

7.	Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums and annuity considerations include the following reinsurance amounts:

	Year Ended December 31
	2023	2022	2021

Direct premiums	$3,527	$5,196	$5,234
Reinsurance assumed - non affiliates	189	209	286
Reinsurance assumed - affiliates	—	—	—
Reinsurance ceded - non affiliates	(125)	(143)	(180)
Reinsurance ceded - affiliates	(74)	(77)	(118)

Net premiums earned	$3,517	$5,185	$5,222

The Company received reinsurance recoveries in the amount of $238, $253 and $343 during 2023, 2022 and 2021, respectively. At December 31, 2023 and 2022, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $85 and $95, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2023 and 2022 of $1,644 and $2,043, respectively, of which $898 and $956 were ceded to affiliates, respectively.

Effective July 1, 2022, the Company recaptured business previously ceded to Transamerica International Re (Bermuda), an affiliate. Subsequently, the Company novated the business to a third party. The reserves were initially recorded and then removed from the financials when novated in the amount of $128. Consideration of $9 was paid and subsequently received from the third party. As a result, there was no net financial statement impact.

Effective April 1, 2022, the Company recaptured business previously ceded to Transamerica International Re (Bermuda), an affiliate. Subsequently, the Company novated the business to a third party. The reserves were initially recorded and then removed from the financials when novated in the amount of $121. Consideration of $23 was received and subsequently paid to the third party. As a result, there was no net financial statement impact.

Effective December 1, 2021, the Company recaptured business previously ceded to Transamerica International Re (Bermuda), an affiliate. Subsequently, the Company novated the business to a third party. The reserves were initially recorded and then removed from the financials when novated in the amount of $282. Consideration of $17 was received and subsequently paid to the third party. As a result, there was no net financial statement impact.

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

8.	Income Taxes

The net deferred income tax asset at December 31, 2023 and 2022 and the change from the prior year are comprised of the following components:

	December 31, 2023
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$105	$10	$115
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	105	10	115
Deferred Tax Assets Nonadmitted	52	—	52

Subtotal (Net Deferred Tax Assets)	53	10	63
Deferred Tax Liabilities	20	19	39

Net Admitted Deferred Tax Assets (Liabilities)	$33	$(9)	$24

	December 31, 2022
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$115	$9	$124
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	115	9	124
Deferred Tax Assets Nonadmitted	49	—	49

Subtotal (Net Deferred Tax Assets)	66	9	75
Deferred Tax Liabilities	27	18	45

Net Admitted Deferred Tax Assets (Liabilities)	$39	$(9)	$30

	Change
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$(10)	$1	$(9)
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	(10)	1	(9)
Deferred Tax Assets Nonadmitted	3	—	3

Subtotal (Net Deferred Tax Assets)	(13)	1	(12)
Deferred Tax Liabilities	(7)	1	(6)

Net Admitted Deferred Tax Assets (Liabilities)	$(6)	$—	$(6)

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2023	2022	Change

Deferred Tax Assets:
Ordinary
Policyholder reserves	$67	$77	$(10)
Investments	1	2	(1)
Deferred acquisition costs	29	27	2
Compensation and benefits accrual	1	1	—
Receivables - nonadmitted	5	7	(2)
Other	2	1	1

Subtotal	105	115	(10)

Statutory valuation allowance adjustment	—	—	—
Nonadmitted	52	49	3

Admitted ordinary deferred tax assets	53	66	(13)

Capital
Investments	10	9	1
Other			—

Subtotal	10	9	1

Statutory valuation allowance adjustment	—		—
Nonadmitted	—	—	—

Admitted capital deferred tax assets	10	9	1

Admitted deferred tax assets	$63	$75	$(12)

	Year Ended December 31
	2023	2022	Change

Deferred Tax Liabilities:
Ordinary
Investments	$—	$2	$(2)
Policyholder reserves	19	23	(4)
Capitalized ceding commissions		—	—
Other	1	2	(1)

Subtotal	20	27	(7)
Capital
Investments	19	18	1
Other	—	—	—

Subtotal	19	18	1

Deferred tax liabilities	39	45	(6)

Net admitted deferred tax assets (liabilities)	$24	$30	$(6)

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

As a result of the 2017 Tax Cuts and Jobs Act (TCJA), the Company’s tax reserve deductible temporary difference increased by $18. This change results in an offsetting $(18) taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The remaining amortizable balance is included within the Policyholder Reserves line items above.

The Inflation Reduction Act was enacted during the third quarter 2022 reporting period on August 16, 2022. The act included a provision which subjects high earning corporate taxpayers to the Corporate Alternative Minimum Tax (CAMT). The Company is part of an affiliated group that has determined it is a nonapplicable reporting entity for CAMT in 2023 and has not included any impacts of the CAMT in the financial statements as of December 31, 2023.

As discussed in Note 2, for the years ended December 31, 2023 and 2022, the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

	December 31, 2023
	Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$1	$1	$2
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	20	2	22
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	20	2	22
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	133
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	32	7	39

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$53	$10	$63

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31, 2022
	Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$2	$2
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	27	1	28
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	27	1	28
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	123
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	39	6	45

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$66	$9	$75

	Change
	Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$1	$(1)	$—
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	(7)	1	(6)
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	(7)	1	(6)
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	10
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	(7)	1	(6)

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$(13)	$1	$(12)

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2023	2022	Change

Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	1187%	1017%	170%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 Above

	$887	$818	$69

The impact of tax planning strategies at December 31, 2023 and 2022 was as follows:

	December 31, 2023
	Ordinary	Capital	Total
	Percent	Percent	Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	6%	0%	6%

	December 31, 2022
	Ordinary	Capital	Total
	Percent	Percent	Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	4%	0%	4%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2023	2022	Change

Current Income Tax

Federal	$24	$1	$23

Subtotal	24	1	23
Federal income tax on net capital gains	2	2	—

Federal and foreign income taxes incurred	$26	$3	$23

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Year Ended December 31
	2022	2021	Change

Current Income Tax

Federal	$1	$17	$(16)

Subtotal	1	17	(16)
Federal income tax on net capital gains	2	12	(10)

Federal and foreign income taxes incurred	$3	$29	$(26)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2023	2022	2021

Current income taxes incurred	$26	$3	$29

Change in deferred income taxes (without tax on unrealized gains and losses)	(1)	(12)	(7)

Total income tax reported	$25	$(9)	$22

Income before taxes	$210	$55	$234
Federal statutory tax rate	21.00%	21.00%	21.00%

Expected income tax expense (benefit) at statutory rate	$44	$12	$49

Increase (decrease) in actual tax reported resulting from:

Pre-tax income of disregarded subsidiaries	$—	$—	$1
Dividends received deduction	(3)	(2)	(4)
Pre-tax items reported net of tax	(2)	(3)	(2)
Tax credits	(15)	(15)	(19)
Prior period tax return adjustment	(1)	6	—
Deferred tax change on other items in surplus	2	(7)	(2)
Other	—	—	(1)

Total income tax reported	$25	$(9)	$22

The Company’s federal income tax return is consolidated with other includible affiliated companies. Please see the listing of companies in Appendix A.

The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income

69

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service (IRS). A tax return has not been filed for 2023.

The following is income tax expense for current year and preceding years that is available for recoupment in the event of future losses:

Total

2021	$14
2022	2
2023	—

The total amount of the unrecognized tax benefits that if recognized would affect the effective income tax rate:

Unrecognized Tax Benefits

Balance at January 1, 2022	$2
Tax positions taken during prior period	—
Tax positions taken during current period	—
Settlements with taxing authorities	—
Lapse of applicable statute of limitations	—

Balance at December 31, 2022	$2
Tax positions taken during prior period	—
Tax positions taken during current period	—
Settlements with taxing authorities	—
Lapse of applicable statute of limitations	—

Balance at December 31, 2023	$2

The IRS completed its examination for 2009 through 2013 for which is currently at appeals with a refund pending Joint Committee on Taxation approval. The IRS opened an exam for the 2014 through 2018 amended tax returns. Federal income tax returns filed in 2019 through 2022 remain open, subject to potential future examination. The Company believes there are adequate defenses against, or sufficient provisions established related to any open or contested tax positions.

The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest expense/(benefit) related to income taxes:

	Interest	Penalties	Total payable (receivable)

Balance at January 1, 2021	$(2)	$—	$(2)
Cash received (paid)	2	—	2

Balance at December 31, 2021	$—	$—	$—
Interest expense (benefit)	1	—	1

Balance at December 31, 2022	$1	$—	$1

Balance at December 31, 2023	$1	$—	$1

70

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

9. Capital and Surplus

The Company has authorized 24,000 common stock shares at $125 per share par value of which 15,067 shares were issued and outstanding at December 31, 2023 and 2022.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31 or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year, not to exceed earned surplus as of the preceding December 31. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2024, without the prior approval of insurance regulatory authorities, is $201.

On September 28, 2023, the Company paid an ordinary common stock dividend of $95 to TA Corp.

On March 30, 2023, the Company paid an ordinary common stock dividend of $75 to TA Corp.

On September 29, 2022, the Company paid an ordinary common stock dividend of $150 to TA Corp.

On March 29, 2022, the Company paid an ordinary common stock dividend of $150 to TA Corp.

On September 30, 2021, the Company paid an extraordinary dividend of $100 to TA Corp.

On March 25, 2021, the Company paid an ordinary common stock dividend of $100 to TA Corp.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on various risk factors. At December 31, 2023 and 2022, the Company met the minimum RBC requirements.

The Company held special surplus funds in the amount of $12 and $7, as of December 31, 2023 and 2022, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

10. Securities Lending

The Company participates in an agent-managed securities lending program in which the Company primarily loans out US Treasuries and other bonds. The Company receives collateral equal to 102% of the fair value of the loaned government or other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral

71

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2023 and 2022, respectively, securities with a fair value of $296 and $386 were on loan under securities lending agreements. At December 31, 2023 and 2022, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $321 and $412 at December 31, 2023 and 2022, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value

	2023	2022

Open	$321	$412
Securities received	—	—

Total collateral received	$321	$412

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	2023		2022

	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$20	$20	$53	$53
30 days or less	126	126	148	148
31 to 60 days	53	53	63	63
61 to 90 days	27	27	38	38
91 to 120 days	51	51	29	29
121 to 180 days	44	44	81	81

Total	321	321	412	412
Securities received	—	—	—	—

Total collateral reinvested	$321	$321	$412	$412

The Company did not have collateral for securities lending transactions that extended beyond one year from the report date for the years ended December 31, 2023 and 2022.

For securities lending, the Company’s source of cash used to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $323 (fair value of $321) that are currently tradable securities that could be sold and used to pay for the $321 in collateral calls that could come due under a worst-case scenario.

72

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

11. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will contribute an amount up to four percent of the participant’s eligible earnings per the plan’s matching formula. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. Benefits expense allocated to the Company for the years ended December 31, 2023, 2022 and 2021 was insignificant.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on the employee’s eligible compensation. The plan provides benefits based on a cash balance formula. The plan is subject to the reporting and disclosure requirements of the ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory. The benefits are based on the employee’s eligible compensation. The plans provide benefits based on a cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Code.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 102, Pensions. Pension expenses were $1, $1 and $2 for the years ended December 31, 2023, 2022 and 2021, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP No. 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses for the years ended December 31, 2023, 2022 and 2021 was insignificant.

73

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2023, 2022 and 2021 was insignificant.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between TA Corp and the Company, TA Corp will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by TA Corp as needed.

Effective August 1, 2020, the Company, and an affiliate, Transamerica Life Insurance Company, amended and finalized a Shared Services and Cost Sharing Agreement for both parties to provide accounting, administrative, and other advisory services in accordance with the agreement. The agreement, filed and approved by the NYDFS, replaces prior agreements between the entities. The amount received by the Company as a result of being a party to these agreements was $102, $100 and $80 during 2023, 2022 and 2021, respectively. The amount paid as a result of being a party to these agreements was $38, $40 and $45 during 2023, 2022 and 2021, respectively. Fees charged between affiliates approximate their cost.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors (AURA), LLC whereby AURA serves as the administrator and advisor for the Company’s mortgage loan operations. The Company paid $6, $6 and $5 for these services during 2023, 2022 and 2021, respectively.

The Company is party to an Investment Management Agreement with AEGON USA Investment Management (AUIM), LLC whereby AUIM acts as a discretionary investment manager for the Company. The Company paid $11, $11 and $11 for these services during 2023, 2022 and 2021, respectively.

The Company has an administration service agreement with Transamerica Asset Management (TAM) to provide administrative services to the Transamerica Series Trust. The Company received $7, $8 and $10 for these services during 2023, 2022 and 2021, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred an insignificant amount of expenses under this agreement for the years ended December 31, 2023 and 2022. The Company incurred expenses under this agreement of $1 for the year ended December 31, 2021.

Receivables from (payables to) affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2023, 2022 and 2021, the Company received (paid) an insignificant amount of net interest from (to) affiliates. At December 31, 2023 and 2022, respectively, the Company reported net receivables (payables) from (to) affiliates of $3 and ($17),

74

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

respectively. Terms of settlement require that these amounts are settled within 90 days of quarter-end per the requirements of SSAP No. 25, Affiliates and Other Related Parties.

In accordance with SSAP No. 25, the Company reports short-term intercompany notes receivable as short-term investments. At December 31, 2023 and 2022, the Company had no short-term intercompany notes receivable.

The Company utilizes the look-through approach in valuing its investment in the following entities.

Book Adjusted Carrying Value

Real Estate Alternatives Portfolio 4 HR, LLC	$8
Aegon Workforce Housing Fund 2, L.P.	50
Aegon Workforce Housing Fund 3, L.P.	2
Natural Resources Alternatives Portfolio I, LLC	14
Natural Resources Alternatives Portfolio II, LLC	7
Natural Resources Alternatives Portfolio 3, LLC	28
Zero Beta Fund, LLC	1
TA-APOP I-A, LLC	3

$113

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

75

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables show the disclosures for all SCA investments, except 8bi entities, Balance Sheets value (admitted and nonadmitted) and the NAIC responses for the SCA filings as of December 31, 2023 and 2022:

December 31, 2023
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8a Entities	XXX	$—	$—	$—
SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—
SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	9%	$—	$—	$—
Total SSAP No. 97 8b(iii) Entities	XXX	$—	$—	$—
SSAP No. 97 8b(iv) Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8b(iv) Entities	XXX	$—	$—	$—
Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$—	$—	$—
Aggregate Total	XXX	$—	$—	$—

December 31, 2022
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8a Entities	XXX	$—	$—	$—
SSAP No. 97 8b(ii) Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—
SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	9%	$—	$—	$—
Total SSAP No. 97 8b(iii) Entities	XXX	$—	$—	$—
SSAP No. 97 8b(iv) Entities
None	—%	$—	$—	$—
Total SSAP No. 97 8b(iv) Entities	XXX	$—	$—	$—
Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$—	$—	$—
Aggregate Total	XXX	$—	$—	$—

76

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2023
SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount (1)	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**

SSAP No. 97 8a Entities
None			$—	—	—	—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—	—	—	—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	NA		$—	—	—	I

Total SSAP No. 97 8b(iii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iv) Entities
None	—	—	$—	—	—	—

Total SSAP No. 97 8b(iv) Entities	—	—	$—	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$—	—	—	—

Aggregate Total	—	—	$—	—	—	—

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

77

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2022
SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount (1)	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**

SSAP No. 97 8a Entities
None			$—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	NA		$—	—	—	I

Total SSAP No. 97 8b(iii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iv) Entities
None			$—	—	—	—

Total SSAP No. 97 8b(iv) Entities	—	—	$—	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$—	—	—	—

Aggregate Total	—	—	$—	—	—	—

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

Information regarding the Company’s affiliated reinsurance transactions is available in Note 7.

13. Managing General Agents and Third-Party Administrators

The Company utilizes managing general agents (MGA) and third-party administrators (TPA) in its operation. There were no MGA’s/TPA’s that wrote premiums in excess of 5% of the Company’s surplus.

14. Commitments and Contingencies

At December 31, 2023 and 2022, the Company has mortgage loan commitments of $9 and $70, respectively.

The Company has contingent commitments of $44 and $47, as of December 31, 2023 and 2022, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $1 and $1, respectively.

At December 31, 2023 and 2022, there were no private placement commitments outstanding.

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash

78

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

by the counterparty. The amount of cash collateral pledged by the Company as of December 31, 2023 and 2022, respectively, was $0 and $7.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s Balance Sheets. The amount of cash collateral received as of December 31, 2023 and 2022, respectively, was $38 and $51.

At December 31, 2023 and 2022, securities in the amount of $6 and $5, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s Balance Sheets as the Company does not have the ability to sell or repledge the collateral.

The Company is a member of the FHLB of New York. Through its membership, the Company establishes the option to access funds through secured borrowing arrangements with the FHLB. The Company is not in an active borrowing position; therefore, collateral pledged and borrowings are not applicable for this Company.

At December 31, 2023 and 2022, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2023	2022

Membership Stock:
Class B	$3	$3

Total	$3	$3

At December 31, 2023 and 2022, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years

December 31, 2023
Membership Stock
Class B	$—	$—	$—	$3

Total	$—	$—	$—	$3

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years

December 31, 2022
Membership Stock
Class B	$—	$—	$—	$3

Total	$—	$—	$—	$3

The Company is party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in any federal or state court in the United States or in an arbitral forum.

79

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given their complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, damages arising from such demands are typically not material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s Balance Sheets. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve and an offsetting premium tax benefit at December 31, 2023 and 2022 for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. These amounts were not material to the Company’s financial position. The guaranty fund (benefit) expense was insignificant for the years ended December 31, 2023, 2022 and 2021.

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which residential mortgage backed securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2023 and 2022, the Company had dollar repurchase agreements outstanding in the amount of $20 and $20, respectively, which is included in borrowed money on the Balance Sheets. Those amounts include an insignificant amount of accrued interest at both December 31, 2023 and 2022. At December 31, 2023, securities with a book value of $20 and a fair value of $17 were subject to dollar repurchase agreements. At December 31, 2022, securities with a book value of $20 and a fair value of $20 were subject to dollar repurchase agreements. These securities have maturity dates that range from August 1, 2051 to April 1, 2052 for years ended December 31, 2023 and 2022. The Company does not have the legal right to recall or substitute the underlying assets prior to the transaction’s scheduled termination. Upon scheduled termination, the counterparty is obligated to return substantially similar assets.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value

	2023	2022

Open	$20	$20
Securities received	—	—

Total collateral received	$20	$20

80

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. During 2023 and 2022, there were no securities sold and reacquired within 30 days of the sale date.

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the Balance Sheets date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the Balance Sheets date (Type I). The Company has not identified any Type 1 subsequent events for the year ended December 31, 2023 through April 11, 2024.

Events that are indicative of conditions that arose after the Balance Sheets date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has identified a Type II subsequent event for the year ended December 31, 2023. On March 28, 2024, the Company paid an ordinary common stock dividend of $75 to TA Corp.

81

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2023

Entity Name	FEIN

Transamerica Corporation	42-1484983

AEGON Asset Management Services Inc	39-1884868

AEGON Direct Marketing Services Inc	42-1470697

AEGON Financial Services Group Inc	41-1479568

AEGON Institutional Markets Inc	61-1085329

AEGON Management Company	35-1113520

AEGON USA Real Estate Services Inc	61-1098396

AEGON USA Realty Advisors of CA	20-5023693

AUSA Properties Inc	27-1275705

Commonwealth General Corporation	51-0108922

Creditor Resources Inc	42-1079584

CRI Solutions Inc	52-1363611

Financial Planning Services Inc	23-2130174

Garnet Assurance Corporation	11-3674132

Garnet Assurance Corporation II	14-1893533

Garnet Assurance Corporation III	01-0947856

Ironwood Re Corp	47-1703149

LIICA RE II	20-5927773

Money Services Inc	42-1079580

Monumental General Administrators Inc	52-1243288

Pearl Holdings Inc I	20-1063558

Pearl Holdings Inc II	20-1063571

Real Estate Alternatives Portfolio 3A Inc	20-1627078

River Ridge Insurance Company	20-0877184

Stonebridge Benefit Services Inc	75-2548428

TLIC Oakbrook Reinsurance Inc.	47-1026613

TLIC Watertree Reinsurance, Inc.	81-3715574

Transamerica Affordable Housing Inc	94-3252196

Transamerica Asset Management	59-3403585

Transamerica Bermuda Re, Ltd	98-1701849

Transamerica Capital Inc	95-3141953

Transamerica Casualty Insurance Company	31-4423946

Transamerica Corporation (OREGON)	98-6021219

82

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation

EIN: 42-1484983

AFFILIATIONS SCHEDULE

YEAR ENDED DECEMBER 31, 2023

Entity Name	FEIN

Transamerica Finance Corporation	95-1077235

Transamerica Financial Advisors	59-2476008

Transamerica Financial Life Insurance Company	36-6071399

Transamerica Fund Services Inc	59-3403587

Transamerica International Re (Bermuda) Ltd	98-0199561

Transamerica Investors Securities Corp	13-3696753

Transamerica Life Insurance Company	39-0989781

Transamerica Pacific Re, Inc.	85-1028131

Transamerica Resources Inc	52-1525601

Transamerica Stable Value Solutions Inc	27-0648897

Transamerica Trust Company	42-0947998

United Financial Services Inc	52-1263786

World Fin Group Ins Agency of Massachusetts Inc	04-3182849

World Financial Group Inc	42-1518386

World Financial Group Ins Agency of Hawaii Inc	99-0277127

World Financial Group Insurance Agency of WY Inc	42-1519076

Zahorik Company Inc	95-2775959

Zero Beta Fund LLC	26-1298094

83

Statutory-Basis Financial

Statement Schedules

84

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Millions)

December 31, 2023

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$295	$306	$327
States, municipalities and political subdivisions	39	35	39
Foreign governments	102	87	102
Hybrid securities	41	38	41
All other corporate bonds	4,452	3,929	4,443
Preferred stocks	3	4	4

Total fixed maturities	4,932	4,399	4,956

Equity securities
Common stocks:
Industrial, miscellaneous and all other	3	3	3

Total equity securities	3	3	3

Mortgage loans on real estate	1,841		1,841
Policy loans	151		151
Other long-term investments	57		57
Receivable for securities	9		9
Securities lending	321		321
Cash, cash equivalents and short-term investments	1,247		1,247

Total investments	$8,561		$8,585

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

(2)	Bonds of $4 are held at fair value rather than amortized cost. Preferred stocks of $4 are held at fair value.

85

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Millions)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*

Year ended December 31, 2023
Individual life	$1,477	$—	$20	$174	$73	$234	$44
Individual health	189	4	14	74	9	57	24
Group life and health	176	2	2	54	8	(36)	15
Annuity	4,325	—	1	3,215	240	3,639	(206)

	$6,167	$6	$37	$3,517	$330	$3,894	$(123)

Year ended December 31, 2022
Individual life	$1,359	$—	$19	$171	$67	$114	$46
Individual health	174	4	10	69	9	52	24
Group life and health	249	2	5	52	9	43	15
Annuity	4,752	—	1	4,893	248	10,697	(5,471)

	$6,534	$6	$35	$5,185	$333	$10,906	$(5,386)

Year ended December 31, 2021
Individual life	$1,404	$—	$23	$172	$72	$194	$48
Individual health	159	4	15	68	9	56	22
Group life and health	236	2	6	49	9	36	14
Annuity	4,948	—	—	4,933	252	5,412	(247)

	$6,747	$6	$44	$5,222	$342	$5,698	$(163)

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

86

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Millions)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net

Year ended December 31, 2023
Life insurance in force	$26,006	$55,692	$53,925	$24,239	222%

Premiums:
Individual life	$187	$199	$184	$174	106%
Individual health	74	—	—	74	0%
Group life and health	54	—	1	54	1%
Annuity	3,212	—	4	3,215	0%

	$3,527	$199	$189	$3,517	5%

Year ended December 31, 2022
Life insurance in force	$25,777	$62,724	$60,695	$23,748	256%

Premiums:
Individual life	$187	$220	$204	$171	119%
Individual health	69	—	—	69	0%
Group life and health	51	—	1	52	1%
Annuity	4,889	—	4	4,893	0%

	$5,196	$220	$209	$5,185	4%

Year ended December 31, 2021
Life insurance in force	$25,773	$87,333	$85,219	$23,659	360%

Premiums:
Individual life	$190	$298	$280	$172	163%
Individual health	68	—	—	68	0%
Group life and health	48	—	1	49	2%
Annuity	4,928	—	5	4,933	0%

	$5,234	$298	$286	$5,222	5%

87

PART C

OTHER INFORMATION

Item 27.	Exhibits

Exhibit No:	Description

(a)	Board of Directors Resolution

(a)(1)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the Separate Account. Note 1

(b)	Custodian Agreements. Not applicable

(c)	Underwriting Contracts

(c)(1)	Amended and restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and Transamerica Capital, Inc. Note 10

(d)	Contracts

(d)(1)	Policy. Note 23

(d)(2)	Policy with Liquidity Rider. Note 23

(d)(3)	Policy Rider (Transamerica Principal Optimizer). Note 23

(d)(4)	Policy Rider (Retirement Income Max 1.2 Compounding). Note 23

(d)(5)	Policy Rider (Retirement Income Choice 1.7 Simple Enhanced). Note 23

(d)(6)	Policy Rider (Retirement Income Choice 1.7 Simple Non-Enhanced). Note 23

(d)(7)	Policy Rider (Transamerica Income Edge 1.2). Note 23

(e)	Applications

(e)(1)	Application. Note 23

(f)	Depositor’s Certificate of Incorporation and By-laws

(f)(1)	Articles of Incorporation of Transamerica Life Insurance Company. Note 2

(f)(2)	Bylaws of Transamerica Life Insurance Company. Note 2

(g)	Reinsurance Contracts - Not Applicable

(h)	Participation Agreements

(h)(1)	Participation Agreement (AllianceBernstein). Note 3

(h)(1)(i)	Amendment No. 1 to Participation Agreement (AllianceBernstein). Note 4

(h)(1)(ii)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 5

(h)(1)(iii)	Amendment No. 11 to Participation Agreement (AllianceBernstein). Note 6

(h)(1)(iv)	Amendment No. 13 to Participation Agreement (AllianceBernstein). Note 14

(h)(1)(v)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 16

(h)(1)(vi)	Amended Schedule A to Participation Agreement dated May 1, 2017 (AllianceBernstein). Note 21

(h)(1)(vii)	Amended Schedule A to Participation Agreement dated May 1, 2020 (AllianceBernstein). Note 24

(h)(1)(viii)	Amendment No. 14 to Participation Agreement (AllianceBernstein). Note 32

(h)(2)	Participation Agreement (American Funds). Note 7

(h)(2)(i)	Amendment No. 2 to Participation Agreement (American Funds). Note 7

(h)(2)(ii)	Amendment No. 6 to Participation Agreement (American Funds). Note 1

(h)(2)(iii)	Amendment No. 8 to Participation Agreement (American Funds). Note 13

(h)(2)(iv)	Amendment No. 9 to Participation Agreement (American Funds). Note 15

(h)(2)(v)	Amendment No. 10 to Participation Agreement (American Funds). Note 20

(h)(2)(vi)	Amendment No. 11 to Participation Agreement (American Funds). Note 21

(h)(2)(vii)	Amendment No. 12 to Participation Agreement (American Funds). Note 2

(h)(2)(viii)	Amendment No. 13 to Participation Agreement (American Funds). Note 32

(h)(3)	Amended and Restated Participation Agreement (Fidelity). Note 8

(h)(3)(i)	Amendment No. 7 to Participation Agreement (Fidelity). Note 9

(h)(3)(ii)	Summary Prospectus Agreement (Fidelity). Note 1

(h)(3)(iii)	Amendment No. 8 to Participation Agreement (Fidelity). Note 11

(h)(3)(iv)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Fidelity). Note 21

(h)(3)(v)	Amended Schedule A to Participation Agreement dated May 1, 2020 (Fidelity). Note 24

(h)(3)(vi)	Amendment No. 9 to Participation Agreement (Fidelity). Note 32

(h)(4)	Participation Agreement (GE). Note 7

(h)(4)(i)	Amendment No. 1 to Participation Agreement (GE). Note 6

(h)(4)(ii)	Amendment No. 2 to Participation Agreement (GE). Note 11

(h)(4)(iii)	Amendment No. 3 to Participation Agreement (GE/SSGA). Note 22

(h)(4)(iv)	Amendment No. 5 to Participation Agreement (GE/SSGA). Note 32

(h)(5)	Amended and Restated Participation Agreement (TST). Note 10

(h)(5)(i)	Amendment No. 1 to Participation Agreement (TST). Note 11

(h)(5)(ii)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 12

(h)(5)(iii)	Amended Schedule A to Participation Agreement dated October 31, 2013 (TST). Note 13

(h)(5)(iv)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 14

(h)(5)(v)	Amendment No. 2 to Participation Agreement (TST). Note 15

(h)(5)(vi)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 16

(h)(5)(vii)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 17

(h)(5)(viii)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 18

(h)(5)(ix)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 18

(h)(5)(x)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 18

(h)(5)(xi)	Amended Schedule A to Participation Agreement dated December 16, 2016 (TST). Note 19

(h)(5)(xii)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 21

(h)(5)(xiii)	Amended Schedule A to Participation Agreement dated September 29, 2017 (TST). Note 22

(h)(5)(xiv)	Amended Schedule A to Participation Agreement dated May 1, 2020 (TST). Note 24

(h)(5)(xv)	Amended Schedule A to Participation Agreement dated May 1, 2023 (TST). Note 32

(h)(5)(xvi)	Amendment No. 3 to Participation Agreement (TST). Note 32

(h)(6)	Participation Agreement (Vanguard). Note 25

(h)(6)(i)	Seventh Amendment to Participation Agreement (Vanguard). Note 26

(h)(6)(ii)	Eighth Amendment to Participation Agreement (Vanguard). Note 26

(h)(6)(iii)	Ninth Amendment to Participation Agreement (Vanguard). Note 27

(h)(6)(iv)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Vanguard). Note 28

(h)(6)(v)	Amended Schedule A to Participation Agreement dated September 22, 2017 (Vanguard). Note 29

(h)(6)(vi)	Amended Schedule A to Participation Agreement dated October 28, 2019 (Vanguard). Note 30

(h)(6)(vii)	Amended Schedule A to Participation Agreement dated January 13, 2020 (Vanguard). Note 30

(h)(6)(viii)	Amendment No. 10 to Participation Agreement (Vanguard). Note 32

(h)(6)(viv)	Amendment No. 11 to Participation Agreement (Vanguard). Note 32

(h)(7)	Participation Agreement (DFA). Note 31

(h)(7)(i)	Amendment to Participation Agreement (DFA). Note 31

(h)(7)(ii)	Amendment No. 4 to Participation Agreement (DFA). Note 32

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion. Opinion and Consent of Counsel. Filed herewith.

(l)	Other Opinions. Consent of Independent Registered Public Accounting Firm. Filed herewith.

(m)	Omitted Financial Statements. Not applicable

(n)	Initial Capital Agreements. Not applicable

(o)	Not applicable.

(p)	Powers of Attorney. Filed herewith.

(101)	Inline Interactive Data File

(101.INS)	Interactive Data File

(101.SCH)	XBR Taxonomy Extension Schema

Note 1.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.

Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) filed on January 18, 2002.

Note 5.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-125817) filed on August 29, 2005.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No. 33-33085) filed on November 19, 2009.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-125817) filed on April 27, 2006.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 333-125817) filed on September 10, 2012.

Note 10.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.

Note 12.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on October 2, 2013.

Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186031) filed on February 21, 2014.

Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-185573) filed on April 29, 2014.

Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2015.

Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186029) filed on October 13, 2015.

Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-185573) filed on April 27, 2016.

Note 19.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-215598) filed on January 18, 2017.

Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-189435) filed on August 8, 2016.

Note 21.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2017.

Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-185573) filed on April 30, 2018.

Note 23.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-233836) filed on September 19, 2019.

Note 24.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-238763) filed on May 29, 2020.

Note 25.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-109579) filed on January 16, 2004.

Note 26.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-186031) filed on January 15, 2013.

Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186031) filed on April 29, 2014.

Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-186031) filed on April 24, 2017.

Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-186031) filed on April 30, 2018.

Note 30.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-233812) filed on April 29, 2020.

Note 31.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-233812) filed on September 18, 2019.

Note 32.	Filed Herewith.

Item 28.  Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Principal Business Address	Positions and Offices with Depositor

Jamie Ohl	Director, Chief Executive Officer, Individual Solutions Division and President
1801 California St. Suite 5200
Denver, CO 80202

Bonnie T. Gerst	Director, Chairman of the Board, and President, Financial Assets
6400 C Street SW
Cedar Rapids, Iowa 52404

Andrew S. Williams	Director, General Counsel, Assistant Secretary and Senior Vice
100 Light Street	President
Baltimore, MD 21202

Christopher S. Fleming	Director, Chief Operating Officer, Individual Solutions
100 Light Street	Division
Baltimore, MD 21202

Matt Keppler	Chief Financial Officer, Executive Vice President and
100 Light Street	Treasurer
Baltimore, MD 21202

Zachary Harris	Director, Senior Vice President and Chief Operating Officer, Workplace
6400 C Street SW	Solutions Division
Cedar Rapids, Iowa 52404

Chris Giovanni	Director, Chief Strategy & Development Officer and Senior Vice President
100 Light Street
Baltimore, MD 21202

ITEM 29 LISTING

Item 29. Persons Controlled by or under Common Control with the Depositor or Registrant.
As of December 31, 2023, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage owner ship of voting securities giving rise to the control relationship.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

25 East 38th Street, LLC	Delaware	Yarra Rapids, LLC, Sole Member (100%)	Real estate investments

239 West 20th Street, LLC	Delaware	Yarra Rapids, LLC, Sole Member (100%)	Real estate investments

313 East 95th Street, LLC	Delaware	Yarra Rapids, LLC, Sole Member (100%)	Real estate investments

319 East 95th Street, LLC	Delaware	Yarra Rapids, LLC, Sole Member (100%)	Real estate investments

Administrative Group, LLC	Tennessee	AUSA Holding, LLC, Sole Member (100%)	Retirement services

AEGON Affordable Housing Debt Fund I, LLC	Delaware	AHDF Manager I, LLC, Member (0.01%); Transamerica Life Insurance Company, Managing Member (5%); Dominium Taxable Fund I, LLC, non- AEGON affiliates, Member (94.99%)	Affordable housing loans

AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC, Sole LLC Member (100%) ***Company is the Manager; equity will be owned by clients/Investors of AEGON USA Investment Management, LLC***	To serve as a fund for a client and offer flexibility to accommodate other similarly situated clients.

AEGON AM Private Equity Partners I, LLC	Delaware	AEGON USA Investment Management, LLC, Sole Member (100%)	Investments

AEGON AM Private Equity Partners II, LLC	Delaware	AEGON USA Investment Management, LLC, Sole Member (100%)	General Partner to FSBA AAM Strategic Fund II, LP
AEGON Asset Management Services, Inc.	Delaware	AUSA Holding, LLC, Sole Shareholder (100%)	Registered investment advisor
Aegon Community Investments 50, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 51, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 52, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 53, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 54, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 55, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 56, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 57, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 58, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 59, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 60, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

ITEM 29 LISTING

Aegon Community Investments 61, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 62, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 63, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 64, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 65, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 66, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
Aegon Community Investments 67, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Life Insurance Company, Sole Shareholder (100%)	Marketing company
AEGON Direct Marketing Services International, LLC	Maryland	AUSA Holding, LLC, Sole Shareholder (100%)	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	AEGON Mexico Holding B.V., Managing Member (92.96%); AEGON DMS Holding B.V., Member (5.82%)	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	AEGON Mexico Holding B.V., Sole Member (100%)	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Energy Management, LLC	Delaware	AEGON USA Realty Advisors, LLC, Sole Member (100%)	Investments

AEGON Financial Services Group, Inc.	Minnesota	Transamerica Life Insurance Company, Sole Shareholder (100%)	Marketing

AEGON Funding Company, LLC	Delaware	Transamerica Corporation, Sole Member (100%)	Issue debt securities-net proceeds used to make loans to affiliates

Aegon Global Services, LLC	Iowa	Commonwealth General Corporation, Sole Member (100%)	Holding company

AEGON Institutional Markets, Inc.	Delaware	Commonwealth General Corporation, Sole Shareholder (100%)	Provider of investment, marketing and administrative services to insurance companies

Aegon LIHTC Fund 50, LLC	Delaware	Aegon LIHTC Fund 63, LLC, Managing Member (51.01%); Citibank, N.A., non-affiliate of AEGON, Member (48.99%)	Investments

Aegon LIHTC Fund 51, LLC	Delaware	Aegon Community Investments 51, LLC, Managing Member (.01%); Citibank, N.A., non-affiliate of AEGON, Member (99.99%)	Investments

ITEM 29 LISTING

Aegon LIHTC Fund 52, LLC	Delaware

Aegon Community Investments 52, LLC, Member (0.01%);

Transamerica Financial Life Insurance Company, Member (10.18%);

Transamerica Life Insurance Company, Member (1%);

Ally Bank, non-affiliates of AEGON, Member (11.35%);

Bank of the West, non-affiliates of AEGON, Member (7.46%);

California Bank & Trust, non-affiliates of AEGON, Member (5.21%);

Citibank, N.A., non-affiliates of AEGON, Managing Member (49%);

Pacific West Bank, non-affiliates of AEGON, Member (7.58%);

US Bank, non-affiliates of AEGON, Member (7.58%)

Investments

Aegon LIHTC Fund 54, LLC	Delaware	Aegon Community Investments 54, LLC, Non-Member Manager (0%); FNBC Leasing Corporation, non-affiliate of Aegon, Sole Member (100%)	Investments

Aegon LIHTC Fund 55, LLC	Delaware

Aegon Community Investments 55, LLC Managing Member (0.01%)

Transamerica Life Insurance Company, Member (2.82%);

Ally Bank, non-affiliates of AEGON, Member (8.21%);

Bank of Hope, non-affiliates of AEGON, Member (14.27%);

Citibank, N.A., non-affiliates of AEGON, Member (21.69%);

CMFG Life Insurance Company, non-affiliates of AEGON, Member (9.72%);

Lake City Bank, non-affiliates of AEGON, Member (1.47%);

Minnesota Life Insurance Company, non-affiliates of AEGON, Member (7.46%);

The Guardian Life Insurance Company of America, non-affiliates of AEGON, Member (10.44%);

U.S. Bancorp Community Development Corporation, non-affiliates of AEGON, Member (22.10%);

ZB National Association, non-affiliates of AEGON, Member (1.81%)

Investments

Aegon LIHTC Fund 57, LLC	Delaware	Aegon Community Investments 57, LLC, Managing Member (.01%); Bank of America, N.A., non-affiliate of AEGON, Investor Member (99.99%)	Investments

ITEM 29 LISTING

Aegon LIHTC Fund 58, LLC	Delaware

Aegon Community Investments 58, LLC, Managing Member (0.01%);

Transamerica Life Insurance Company, Member (2.92%);

Allstate Insurance Company, non-affiliates of AEGON, Member (23.89%);

Ally Bank, non-affiliates of AEGON, Member (17.31%);

CMFG Life Insurance Company, non-affiliates of AEGON, Member (8.20%);

Santander Bank, N.A., non-affiliates of AEGON, Member (21.37%);

U.S. Bancorp Community Development Corporation, non-affiliates of AEGON, Member (19.83%);

Zions Bancorporation, N.A., non-affiliates of AEGON, Member (6.47%)

Investments

Aegon LIHTC Fund 60, LLC	Delaware	Aegon Community Investments 60, LLC, Non-Member Manager (0%); FNBC Leasing Corporation, non-affiliate of Aegon, Sole Member (100%)	Investments

Aegon LIHTC Fund 61, LLC	Delaware	Aegon Community Investments 61, LLC, Non-Member Manager (0%); HSBC Bank, N.A., non-affiliate of Aegon, Sole Member (100%)	Investments

Aegon LIHTC Fund 62, LLC	Delaware

Aegon Community Investments 62, LLC, Managing Member? (0.01%);

Allstate Insurance Company, non-affiliates of AEGON, Member (20.48%);

Ally Bank, non-affiliates of AEGON, Member (10.11%);

Bank of the West, non-affiliates of AEGON, Member (6.57%);

Farm Bureau Property & Casualty, non-affiliates of AEGON, Member (6.74%);

Minnesota Life Insurance Company, non-affiliates of AEGON, Member (6.74%);

Santander Bank, N.A., non-affiliates of AEGON, Member (5.39%);

State Street Bank and Trust Company, non-affiliates of AEGON, Member (34.22%);

U.S. Bancorp Community Development Corporation, non-affiliates of AEGON, Member (6.57%);

Zions Bancorporation, N.A., non-affiliates of AEGON, non-affiliates of AEGON, Member (3.17%)

Investments

ITEM 29 LISTING

Aegon LIHTC Fund 63, LLC	Delaware	Aegon Community Investments 63, LLC, non-Member Manager (0%); FNBC Leasing Corporation, non-affiliate of Aegon, Sole Member (100%)	Investments

Aegon LIHTC Fund 64, LLC	Delaware	Aegon Community Investments 64, LLC, non-Member Manager (0%); Bank of America, N.A., non-affiliate of AEGON, Investor Member (99.99%) KCIC Fund 5A, LLC (0.01%)	Investments

Aegon LIHTC Fund 65, LLC	Delaware	Aegon Community Investments 65, LLC, Managing Member (.01%); Bank of America, N.A., non-affiliate of AEGON, Investor Member (99.99%)	Investments

Aegon LIHTC Fund 66, LLC	Delaware	Aegon Community Investments 66, LLC, Managing Member? (0.01%); Bank of the West, non-affiliates of AEGON, Member (49.99%); Cedar Rapids Bank & Trust, non-affiliates of AEGON, Member (49.99%);	Investments

Aegon LIHTC Fund 67, LLC	Delaware	Aegon Community Investments 67, LLC, Non-Member Manager (0%); FNBC Leasing Corporation, non-affiliate of Aegon, Sole Member (100%)	Investments

AEGON Managed Enhanced Cash, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (79.20%); Transamerica Life Insurance Company, Sole Member (20.80%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	Transamerica Corporation, Sole Shareholder (100%)	Holding company

Aegon Multi-Family Equity Fund, LLC	Delaware

Transamerica Financial Life Insurance Company, Member (5%);

Transamerica Life Insurance Company, Member (20%);

Landmark Real Estate Partners VIII, L.P., non-affiliate of AEGON, Member (72.16%);

NCL Investments II, L.P. - RE Series, non-affiliates of AEGON, Member (2.84%)

Investments

Aegon Opportunity Zone Fund Joint Venture 1, LP	Delaware	Aegon OZF Investments 1, LLC, Member (0.25%); United Insurance Company of America, Member (99.75%)	Investments

Aegon OZF Investments 1, LLC	Delaware	AEGON USA Realty Advisors, LLC, Sole Member 100%	Investments

Aegon Upstream Energy Fund, LLC	Delaware	AEGON Energy Management, LLC, Sole Member 100%	Investments

AEGON USA Asset Management Holding, LLC	Iowa	AUSA Holding, LLC, Sole Member 100%	Holding company
AEGON USA Investment Management, LLC	Iowa	AEGON USA Asset Management Holding, LLC, Sole Member 100%	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	AEGON USA Realty Advisors, LLC, Sole Shareholder (100%)	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	AEGON USA Asset Management Holding, LLC, Sole Member (100%)	Administrative and investment services

ITEM 29 LISTING

AEGON USA Realty Advisors of California, Inc.	Iowa	AEGON USA Realty Advisors, Inc., Sole Shareholder (100%)	Investments

Aegon Workforce Housing Boynton Place REIT, LLC	Delaware	Aegon Workforce Housing Separate Account 1, LLC, Sole Member (100%)	Multifamily private equity structure with third-party Investor

Aegon Workforce Housing Fund 2 Holding Company, LLC	Delaware	Aegon Workforce Housing Fund 2, LP, Sole Member (100%)	Holding company

Aegon Workforce Housing Fund 2 Holding Company B, LLC	Delaware	Aegon Workforce Housing Fund 2, LP, Sole Member (100%)	Holding company

Aegon Workforce Housing Fund 2 Holding Company C, LLC	Delaware	Aegon Workforce Housing Fund 2, LP, Sole Member (100%)	Holding Company

Aegon Workforce Housing Fund 2, L.P	Delaware	AWHF2 General Partner, LLC, General Partner (0%); Transamerica Financial Life Insurance Company, Fund Partners, Member (20%); Transamerica Life Insurance Company, Fund Partners, Member (80%)	Investments

Aegon Workforce Housing Fund 3 Holding Company, LLC	Delaware	Aegon Workforce Housing Fund 3, LP, Sole Member (100%)	Holding company

Aegon Workforce Housing Fund 3, L.P	Delaware	Transamerica Financial Life Insurance Company, Limited Partners: (10%); Transamerica Life Insurance Company, Limited Partners (60%); Transamerica Life Insurance Company, Limited Partners (30%)	Investments

Aegon Workforce Housing JV 4A, LLC	Delaware

Aegon Workforce Housing Fund 2 Holding Company, LLC, Member (44.5%);

Landmark Real Estate Partners VIII, L.P., non-affiliates of AEGON, Member (26.7%);

NCL Investments II, L.P. – RE Series, non-affiliates of AEGON, Member (1.05%);

Strategic Partners Real Estate VII Investments, L.P., non-affiliates of AEGON, Member (27.75%)

Investments

Aegon Workforce Housing JV 4B, LLC	Delaware

Aegon Workforce Housing Fund 2 Holding Company, LLC, Member (25%);

Landmark Real Estate Partners VIII, L.P., non-affiliates of AEGON, Member (36.08%);

NCL Investments II, L.P. – RE Series, non-affiliates of AEGON, Member (1.42%);

Strategic Partners Real Estate VII Investments, L.P., non-affiliates of AEGON, Member (37.50%)

Investments

ITEM 29 LISTING

Aegon Workforce Housing JV 4C, LLC	Delaware

Aegon Workforce Housing Fund 2 Holding Company, LLC, Member (10%);

Landmark Real Estate Partners VIII, L.P., non-affiliates of AEGON, Member (43.30%);

NCL Investments II, L.P., non-affiliates of AEGON, Member (1.70%);

Strategic Partners Real Estate VII Investments, L.P., non-affiliates of AEGON, Member (45%)

Investments

Aegon Workforce Housing Park at Via Rosa REIT, LLC	Delaware	Aegon Workforce Housing Separate Account 1, LLC, Sole Member (100%)	Multifamily private equity structure with third-party Investor

Aegon Workforce Housing Separate Account 1, LLC	Delaware

Transamerica Financial Life Insurance Company (4.17%);

Transamerica Life Insurance Company, Member (15.83%);

Transamerica Life Insurance Company, Member (4.25%)

AWHSA Manager 1, LLC, non-affiliates of AEGON, Member Manager (0%);

Lake Tahoe IV, L.P., non-affiliates of AEGON, non-affiliates of AEGON, Member (23.86%);

Townsend RE Global Special Solutions, L.P., non-affiliates of AEGON, Member (10.23%);

Townsend Real Estate Alpha Fund III, L.P., non-affiliates of AEGON, Member (40.91%)

Multifamily private equity structure with third-party Investor

AHDF Manager I, LLC	Delaware	AEGON USA Realty Advisors, LLC, Sole Member (100%)	Investments

ALH Properties Eight LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate

ALH Properties Eleven LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate

ALH Properties Four LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate

ALH Properties Nine LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate

ALH Properties Seven LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate

ALH Properties Seventeen LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate

ALH Properties Sixteen LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate

ALH Properties Ten LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate

ALH Properties Twelve LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate

ALH Properties Two LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate

AMFETF Manager, LLC	Delaware	AEGON USA Realty Advisors, LLC, Sole Member (100%)	Investments

AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing

ITEM 29 LISTING

AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing

AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing

AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing

AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing

AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing

AMTAX HOLDINGS 613, LLC	Ohio	Cupples State LIHTC Investors, LLC, Member (1%); Garnet LIHTC Fund VII, LLC, Member (99%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing

AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing

AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing

AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing

AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC, Sole Member (100%); TAH Pentagon Funds LLC, non-owner Manager (0%)	Affordable housing

Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC, Sole Member (100%)	Affordable housing

APOP III, LLC	Delaware	Transamerica Life Insurance Company, Limited Partner (88.59%); Transamerica Financial Life Insurance Company, Limited Partner (9.84%)	Investments

AUSA Holding, LLC	Maryland	Transamerica Corporation, Sole Member (100%)	Holding company

AUSA Properties, Inc.	Iowa	AEGON USA Realty Advisors, LLC, Sole Shareholder (100%)	Own, operate and manage real estate

AWHF2 General Partner, LLC	Delaware	AEGON USA Realty Advisors, LLC, Sole Member (100%)	Investments

AWHF2 Subsidiary Holding Company C, LLC	Delaware	Aegon Workforce Housing Fund 2 Holding Company C, LLC, Sole Member (100%)	Holding Company

ITEM 29 LISTING

AWHF3 General Partner, LLC	Delaware	AEGON USA Realty Advisors, LLC, Sole Member (100%)	Investments

AWHJV4 Manager, LLC	Delaware	AEGON USA Realty Advisors, LLC, Sole Member (100%)	Investments

AWHSA Manager 1, LLC	Delaware	AEGON USA Realty Advisors, LLC, Sole Member (100%)	Multifamily private equity structure with third-party Investor

Barfield Ranch Associates, LLC	Florida	Mitigation Manager, LLC, Member (50%); OBPFL-Barfield, LLC, non-affiliate of AEGON, Member (50%)	Investments

Bay State Community Investments II, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments in low income housing tax credit properties

Carle Place Leasehold SPE, LLC	Delaware	Transamerica Financial Life Insurance Company, Sole Member (100%)	Lease holder

Commonwealth General Corporation	Delaware	Transamerica Corporation, Sole Shareholder (100%)	Holding company

Creditor Resources, Inc.	Michigan	AUSA Holding, LLC, Sole Shareholder (100%)	Credit insurance

CRI Solutions, Inc.	Maryland	Creditor Resources, Inc., Sole Member (100%)	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (22%); Transamerica Life Insurance Company, Sole Member (63%); Transamerica Life Insurance Company, Sole Member (15%)	Investments

Equitable AgriFinance, LLC	Delaware	AEGON USA Realty Advisors, LLC, Member (50%); Equitable Financial Insurance Company, non-affiliate of AEGON, Member (50%)	Agriculturally-based real estate advisory services

FD TLIC Limited Liability Company	New York	Transamerica Life Insurance Company, Sole Member (100%)	Broadway production

FGH Realty Credit LLC	Delaware	FGH USA, LLC, Sole Member (100%)	Real estate

FGH USA LLC	Delaware	RCC North America LLC, Sole Member (100%)	Real estate

Fifth FGP LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate

Financial Planning Services, Inc.	District of Columbia	Commonwealth General Corporation, Sole Shareholder(100%)	Management services

First FGP LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate

Fourth FGP LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate

FSBA AAM Strategic Fund I, LP	Delaware	Aegon AM Private Equity Partners I, LLC, Sole Member (100%)	Investments

FSBA AAM Strategic Fund II, LP	Delaware	APOP III, LLC, Member (2.5%) State Board of Administration of Florida acting on behalf of the Florida Retirement System Trust Fund, Member (97.50%)	AUIM Sponsored Private Equity vehicle

Garnet Assurance Corporation	Kentucky	Transamerica Life Insurance Company, Sole Shareholder (100%)	Investments

Garnet Assurance Corporation II	Iowa	Commonwealth General Corporation, Sole Member (100%)	Business investments

ITEM 29 LISTING

Garnet Assurance Corporation III	Iowa	Transamerica Life Insurance Company, Sole Shareholder (100%)	Business investments

Garnet Community Investments, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments IV, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments V, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments VI, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments VII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments VIII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments IX, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments X, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XI, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XVIII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XX, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XXIV, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XXV, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XXVI, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XXVII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XXIX, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XXXI, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XXXII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XXXIII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XXXIV, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XXXV, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XXXVI, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XXXVII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XXXVIII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XXXIX, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XL, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XLI, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

ITEM 29 LISTING

Garnet Community Investments XLII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XLIII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XLIV, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XLVI, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XLVII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XLVIII, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet Community Investments XLIX, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Garnet Community Investments IV, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (.01%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Garnet Community Investments V, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (.01%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Garnet Community Investments VI, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (0.01%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Investments VII, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (.01%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Garnet Community Investments VIII, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (0.01%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Garnet Community Investments IX, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (0.01%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Garnet Community Investments X, LLC, Member (0.01%); Goldenrod Asset Management, a non-AEGON affiliate, Member (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Garnet Community Investments XI, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (0.01%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC, Member (0.01%); Garnet LIHTC Fund XII-A, LLC, Member (73.39%); Garnet LIHTC Fund XII-B, LLC, Member (13.30%); Garnet LIHTC Fund XII-C, LLC, Member (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (.01%)	Investments

ITEM 29 LISTING

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (.01%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (.01%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments, LLC, Member (.01%); Garnet LIHTC Fund XIII-A, LLC, Member (68.10%); Garnet LIHTC Fund XIII-B, LLC, Member (31.89%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments, LLC, Managing Member? (99.99%); Transamerica Life Insurance Company, Member (.01%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments, LLC, Managing Member (99.99%); Transamerica Life Insurance Company, Member (.01%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	Garnet Community Investments, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (0.01%)	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Garnet Community Investments, LLC (0.01%); Transamerica Life Insurance Company (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Garnet Community Investments, LLC, Member (0.01%); FNBC Leasing Corporation, non-affiliates of AEGON, Member (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Garnet Community Investments, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (0.01%)	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	Garnet Community Investments XVIII, LLC, Member (0.01%); Verizon Capital Corp., non-affiliates of AEGON, Member (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Garnet Community Investments, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (0.01%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Garnet Community Investments, LLC, Member (100%);	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Garnet Community Investments, LLC, Member (0.01%); NorLease, Inc., non-affiliates of AEGON, Member (99.99%)	Investments

ITEM 29 LISTING

Garnet LIHTC Fund XXIII, LLC	Delaware	Garnet Community Investments, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (0.01%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware

Garnet Community Investments XXIV, LLC, Managing Member (0.01%);

Transamerica Life Insurance Company (21.26%);

New York Life Insurance and Annuity Corporation, non-affiliates of AEGON, Member (21.73%);

New York Life Insurance Company, non-affiliates of AEGON, Member (25.51%);

Principal Life Insurance Company, non-affiliates of AEGON, Member (31.49%)

Investments

Garnet LIHTC Fund XXV, LLC	Delaware

Garnet Community Investment XXV, LLC, Member (0.01%);

Garnet LIHTC Fund XXVIII, LLC, Member (1%);

Mt. Hamilton Fund, LLC, non-affiliates of AEGON, Member (97.99);

Google Affordable housing I LLC, non-affiliates of AEGON, Member (1%)

Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Garnet Community Investments XXVI, LLC, Member (0.01%); American Income Life Insurance Company, non-affiliate of AEGON, Member (99.99%)	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware

Garnet Community Investments XXVII, LLC, Member (0.01%);

Transamerica Life Insurance Company, Member (16.71%);

AETNA Life Insurance Company, non-affiliates of AEGON, Member (30.29%);

New York Life Insurance Company, non-affiliates of AEGON, Member (22.71%);

ProAssurance Casualty Company, non-affiliates of AEGON, Member (3.63%);

ProAssurance Indemnity Company, non-affiliates of AEGON, Member (8.48%);

State Street Bank and Trust Company, non-affiliates of AEGON, Member (18.17%)

Investments

ITEM 29 LISTING

Garnet LIHTC Fund XXVIII, LLC	Delaware	Garnet Community Investments XXVIII LLC, Member (0.01%); United Services Automobile Association, non-affiliates of AEGON, Member (57.99%);	Investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Garnet Community Investments XXIX, LLC, Member (.01%); Bank of America, N.A., non-affiliates of AEGON, Member (99.99%)	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Garnet Community Investments XXXI, LLC, Member (0.1%); Thunderbolt Peak Fund, LLC, non-affiliates of AEGON, Member (98.99%); Google Affordable Housing I, LLC, non-affiliates of AEGON, Member (1%)	Investments

Garnet LIHTC Fund XXXII, LLC	Delaware

Garnet Community Investments XXXIII (0.01%);

New York Life Insurance and Annuity Corporation, non-affiliates of AEGON, Member (49.61%);

New York Life Insurance Company, non-affiliates of AEGON, Member (50.38%)

Investments

Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC, Member (0.01%); NorLease, Inc., non-affiliates of AEGON, Member (99.99%)	Investments

Garnet LIHTC Fund XXXIV, LLC	Delaware	Garnet Community Investments XXXIV, LLC, Member (99.99%); Transamerica Life Insurance Company, Member (0.01%)	Investments

Garnet LIHTC Fund XXXV, LLC	Delaware	Garnet Community Investment XXXV, LLC, Member (0.01%); AEGON, Microsoft Corporation, non-affiliates of AEGON, Member (99.99%)	Investments

Garnet LIHTC Fund XXXVI, LLC	Delaware	Garnet Community Investments XXXVI, LLC, Managing Member (1%); FNBC Leasing Corporation, non-affiliates of AEGON, Investor Member (99%)	Investments

Garnet LIHTC Fund XXXVII, LLC	Delaware	Garnet Community Investments XXXVII, LLC, Member (0.01%); Transamerica Life Insurance Company, Member (99.99%)	Investments

Garnet LIHTC Fund XXXVIII, LLC	Delaware	Garnet Community Investments XXXVIII, LLC, non-Member Manager (0%); Norlease, Inc., non-affiliates of AEGON, Member (100%)	Investments

Garnet LIHTC Fund XXXIX, LLC	Delaware	Garnet Community Investments XXXIX, LLC, Managing Member (1%); FNBC Leasing Corporation, non-affiliates of AEGON, Investor Member (99%)	Investments

ITEM 29 LISTING

Garnet LIHTC Fund XL, LLC	Delaware	Garnet Community Investments XL, LLC, Member (.01%); Partner Reinsurance Company of the U.S., non-AEGON affiliate, Member (99.99%)	Investments

Garnet LIHTC Fund XLI, LLC	Delaware

Garnet Community Investments XLI, LLC, Managing Member (.01%);

Transamerica Life Insurance Company, Member (10%);

BBCN Bank, non-AEGON affiliates, Member (1.25%);

East West Bank, non-AEGON affiliates, Member (12.50%),;

Mutual of Omaha, non-AEGON affiliates, Member (12.50%);

Pacific Premier Bank, non-AEGON affiliates, Member (12.50%);

Pacific Western Bank, non-AEGON affiliates, Member (7.50%);

Principal Life Insurance Company, non-AEGON affiliates, Member (18.75%);

Standard Insurance Company, non-AEGON affiliates, Member (25%)

Investments

Garnet LIHTC Fund XLII, LLC	Delaware	Garnet Community Investments XLII, LLC, Managing Member (.01%); Origin Bank, non-affiliates of AEGON, Investor Member (83.33%) Renasant Bank, non-affiliates of AEGON, Investor Member (16.66%)	Investments

Garnet LIHTC Fund XLIV-A, LLC	Delaware	ING Capital, LLC, Sole Member (100%); Garnet Community Investments XLIV, LLC, Asset Manager (0%)	Investments

Garnet LIHTC Fund XLIV-B, LLC	Delaware	Lion Capital Delaware Inc, Sole Member (100%); Garnet Community Investments XLIV, LLC, Asset Manager (0%)	Investments

Garnet LIHTC Fund XLVI, LLC	Delaware	Garnet Community Investments XLVI, LLC, Member (0.01%); Standard Life Insurance Company, non-affiliate of AEGON, Managing & Investor Member (99.99%)	Investments

ITEM 29 LISTING

Garnet LIHTC Fund XLVII, LLC	Delaware

Garnet Community Investments XLVII, LLC, Managing Member (0.01%) & Investor Member (1.00%);

Transamerica Life Insurance Company, Investor Member (13.999%);

Citibank, N.A., non-affiliate of AEGON, Investor Member (48.995%);

New York Life Insurance and Annuity Corporation, non-affiliate of AEGON, Investor Member (15.478%);

New York Life Insurance Company, non-affiliate of AEGON, Investor Member (20.518%)

Investments

Garnet LIHTC Fund XLVIII, LLC	Delaware

Garnet Community Investments XXXLVIII, LLC, Member (.01%);

Transamerica Financial Life Insurance Company, Member (75.18%);

American Republic Insurance Company, non-affiliates of AEGON, Member (2.84%);

Bank of Hope, non-affiliates of AEGON, Member (.93%);

U.S. Bancorp Community Development Corporation, non-affiliates of AEGON, Member (21.04%)

Investments

Horizons Acquisition 5, LLC	Florida	PSL Acquisitions Operating, LLC, Sole Member (100%)	Development company

Horizons St. Lucie Development, LLC	Florida	PSL Acquisitions Operating, LLC, Sole Member (100%)	Development company

Imani FE, L.P.	California	ABS Imani Fe, Partner (0.00%); Garnet LIHTC Fund XIV, LLC, Partner (99.99%); Grant Housing and Economic Development Corporation, Partner (0.00%); TAH Imani Fe GP, LLC, Partner (0.00%)	Affordable housing

Investors Warranty of America, LLC	Iowa	RCC North America LLC, Sole Member (100%)	Leases business equipment

Ironwood Re Corp.	Hawaii	Commonwealth General Corporation, Sole Member (100%)	Captive insurance company

LCS Associates, LLC	Delaware	RCC North America LLC, Sole Member (100%)	Investments

Life Investors Alliance LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Purchase, own, and hold the equity interest of other entities

LIHTC Fund 53, LLC	Delaware	AEGON Community Investments 53, LLC, non-Member Manager (0%); Bank of America, N.A., non-affiliates of AEGON, Member (98%); US Bank, N.A., non-affiliates of AEGON, Member (2%)	Investments

ITEM 29 LISTING

LIHTC Fund 56, LLC	Delaware	AEGON Community Investments 56, LLC, non-Member Manager (0%); Bank of America, N.A., non-affiliates of AEGON, Member (90%); US Bank, N.A., non-affiliates of AEGON, Member (10%)	Investments

LIHTC Fund 59, LLC	Delaware

AEGON Community Investments 59, LLC, non-Member Manager (0%);

Bank of America, National Association, non-affiliates of AEGON, Member (99.99%);

Dominium Taxable Fund II, LLC, non-affiliates of AEGON, Member (0.01%)

Investments

LIHTC Fund XLV, LLC	Delaware	Garnet Community Investments XLIX, LLC, non-Member Manager (0.00%); Bank of America, National Association, non-affiliates of AEGON, Sole Member (100%)	Investments

LIHTC Fund XLIX, LLC	Delaware	Garnet Community Investments XLIX, LLC, non-Member Manager (0.00%); Bank of America, National Association, non-affiliates of AEGON, Sole Member (100%)	Investments

LIICA Re II, Inc.	Vermont	Transamerica Life Insurance Company, Sole Shareholder (100%)	Captive insurance company

Mitigation Manager LLC	Delaware	RCC North America LLC, Sole Member (100%)	Investments

Money Services, Inc.	Delaware	AUSA Holding, LLC, Sole Shareholder (100%)

Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer-related software and hardware services, including procurement and contract services to some or all of the Members of the AEGON Group in the United States and Canada.

Monumental General Administrators, Inc.	Maryland	AUSA Holding, LLC, Sole Shareholder (100%)	Provides management services to unaffiliated third party administrator

Natural Resources Alternatives Portfolio I, LLC	Delaware	Transamerica Financial Life Insurance Company, Member (4%); Transamerica Life Insurance Company, Member (64%); Transamerica Life Insurance Company, Member (32%)	Investment vehicle - to invest in Natural Resources

ITEM 29 LISTING

Natural Resources Alternatives Portfolio II, LLC	Delaware	Transamerica Financial Life Insurance Company, Member (5%); Transamerica Life Insurance Company, Member (35%); Transamerica Life Insurance Company, Member (60%)	Investment vehicle

Natural Resources Alternatives Portfolio 3, LLC	Delaware	Transamerica Financial Life Insurance Company, Member (10%); Transamerica Life Insurance Company, Member (55%); Transamerica Life Insurance Company, Member (35%)	Investment vehicle

Nomagon Title Grandparent, LLC	Delaware	AEGON USA Asset Management Holding, LLC, Sole Member (100%); AEGON USA Realty Advisors, LLC, non- manager member (0%)	Investment vehicle

Nomagon Title Holding 1, LLC	Delaware	Nomagon Title Parent, LLC, Sole Member (100%); AEGON USA Realty Advisors, LLC, non- manager member (0%)	Investment vehicle

Nomagon Title Parent, LLC	Delaware	Nomagon Title Grandparent, LLC, Sole Member (100%); AEGON USA Realty Advisors, LLC, non- manager member (0%)	Investment vehicle

Osceola Mitigation Partners, LLC	Florida	Mitigation Manager, LLC, Member (50%); OBPFL-MITBK, LLC, non-affiliate of AEGON, Member (50%)	Investments

Pearl Holdings, Inc. I	Delaware	AEGON USA Asset Management Holding, LLC, Sole Member (100%)	Holding company

Pearl Holdings, Inc. II	Delaware	AEGON USA Asset Management Holding, LLC, Sole Shareholder (100%)	Holding company

Peoples Benefit Services, LLC	Pennsylvania	Transamerica Life Insurance Company, Sole Member (100%)	Marketing non-insurance products

Placer 400 Investors, LLC	California	RCC North America LLC, Member (50%); AKT Placer 400 Investors, LLC, non- affiliate of AEGON, Member (50%)	Investments

Primus Guaranty Ltd.	Bermuda	Transamerica Life Insurance Company, Member (20%) Public Interest Holders, non-affiliates of AEGON, Member (80%)	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

PSL Acquisitions Operating, LLC	Iowa	RCC North America LLC, Sole Member (100%)	Owner of Core subsidiary entities

RCC North America LLC	Delaware	Transamerica Corporation, Sole Member (100%)	Real estate

ITEM 29 LISTING

Real Estate Alternatives Portfolio 2, L.L.C.	Delaware

Transamerica Financial Life Insurance Company, Member (7.50%);

Transamerica Life Insurance Company, Member (37.25%);

Transamerica Life Insurance Company, Member (22.25%);

Transamerica Life Insurance Company, Member (30.75%);

Transamerica Life Insurance Company, Member (2.25%);

AEGON USA Realty Advisors, Inc., Manager (0%)

Real estate alternatives investment

Real Estate Alternatives Portfolio 3, L.L.C.	Delaware

Transamerica Life Insurance Company, Member (73.40%);

Transamerica Life Insurance Company, Member (1.00%);

Transamerica Life Insurance Company, Member (25.60%);

AEGON USA Realty Advisors, Inc., Manager (0%)

Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Transamerica Financial Life Insurance Company, Shareholder (9.4%); Transamerica Life Insurance Company, Shareholder (90.6%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware

Transamerica Financial Life Insurance Company, Member (4%);

Transamerica Life Insurance Company, Member (64%);

Transamerica Life Insurance Company, Member (32%);

AEGON USA Realty Advisors, Inc., Manager (0%)

Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware

Transamerica Financial Life Insurance Company, Member (4%);

Transamerica Life Insurance Company, Member (64%);

Transamerica Life Insurance Company, Member (32%);

AEGON USA Realty Advisors, Inc., Manager (0%)

Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

River Ridge Insurance Company	Vermont	AEGON Management Company, Sole Shareholder (100%)	Captive insurance company

Second FGP LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate

Seventh FGP LLC	Delaware	FGH USA LLC, Sole Member (100%)	Real estate

St. Lucie West Development Company, LLC	Florida	PSL Acquisitions Operating, LLC, Sole Member (100%)	Development company

Stonebridge Benefit Services, Inc.	Delaware	Commonwealth General Corporation, Sole Shareholder (100%)	Health discount plan

TA Private Equity Assets, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Investments (private equity)

TA-APOP I, LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Private equity vehicle

ITEM 29 LISTING

TA-APOP I-A, LLC	Delaware	Transamerica Financial Life Insurance Company, Member (10%); Transamerica Life Insurance Company, Member (90%);	Investments (private equity)

TA-APOP II, LLC	Delaware	Transamerica Life Insurance Company, Limited Partner (73.19%); Transamerica Financial Life Insurance Company, Limited Partner (24.40%)	Private equity vehicle

TABR Realty Services, LLC	Delaware	AUSA Holding, LLC, Sole Member (100%)	Real estate investments

TAH-MCD IV, LLC	Iowa	Transamerica Affordable Housing, Inc., Sole Member (100%)	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.

TAH Pentagon Funds, LLC	Iowa	Transamerica Affordable Housing, Inc., Sole Member (100%)	Serve as a general partner in a lower-tier tax credit entity

TAHP Fund 1, LLC	Delaware	Garnet LIHTC Fund IX, LLC, Sole Member (100%)	Real estate investments

TAHP Fund 2, LLC	Delaware	Garnet LIHTC Fund VIII, LLC, Sole Member (100%)	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Garnet LIHTC Fund XIX, LLC, Investor Member (100%)	Real estate investments

THH Acquisitions, LLC	Iowa	Transamerica Life Insurance Company, Sole Member (100%)	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.

TLIC Oakbrook Reinsurance Inc.	Iowa	Transamerica Life Insurance Company, Sole Member (100%)	Limited purpose subsidiary life insurance company

TLIC Watertree Reinsurance Inc.	Iowa	Transamerica Life Insurance Company, Sole Shareholder (100%)	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	PSL Acquisitions Operating, Sole Member (100%)	Development company

Tradition Land Company, LLC	Iowa	RCC North America LLC, Sole Member (100%)	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.

Transamerica Affordable Housing, Inc.	California	TABR Realty Services, LLC, Sole Shareholder (100%)	General partner LHTC Partnership

Transamerica Agency Network, LLC	Iowa	AUSA Holding, LLC, Sole Member (100%)	Special purpose subsidiary

Transamerica Asset Management, Inc.	Florida	Transamerica Life Insurance Company, Member (77%); AUSA Holding, LLC, Shareholder (23%)	Fund advisor

Transamerica Bermuda Re, Ltd.	Bermuda	Transamerica Life Insurance Company, Sole Member (100%)	General

Transamerica Capital, Inc.	California	AUSA Holding, LLC, Sole Shareholder (100%)	Broker/Dealer

Transamerica Casualty Insurance Company	Iowa	Transamerica Corporation, Sole Shareholder (100%)	Insurance company

Transamerica Corporation (DE)	Delaware	AEGON International B.V., Sole Shareholder (100%)	Major interest in insurance and finance

Transamerica Corporation (OR)	Oregon	Transamerica Corporation, Sole Shareholder (100%)	Holding company

ITEM 29 LISTING

Transamerica Finance Corporation	Delaware	Transamerica Corporation, Sole Shareholder (100%)	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	AUSA Holding, LLC, Shareholder (51.60%) (1,000 Shares); AEGON Asset Management Services, Inc., Shareholder (37.62%) (729 Shares); Commonwealth General Corporation, Shareholder (10.78%) (209 Shares)	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	Transamerica Corporation, Sole Shareholder (100%)	Insurance

Transamerica Fund Services, Inc.	Florida	Transamerica Life Insurance Company, Shareholder (44.13%); AUSA Holding, LLC, Shareholder (55.87%)	Mutual fund

Transamerica Health Savings Solutions, LLC	Iowa	Transamerica Retirement Solutions, LLC, Sole Member (100%)	Health Savings Solutions

Transamerica International Direct Marketing Consultants, LLC	Maryland	AEGON Direct Marketing Services, Inc., Member (49%); Curtis Sherwin Chen, Member (51%)	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International RE (Bermuda) Ltd.	Bermuda	Transamerica Corporation, Sole Member (100%)	Reinsurance

Transamerica Investors Securities Corporation	Delaware	Transamerica Retirement Solutions, LLC, Sole Shareholder (100%)	Broker/Dealer

Transamerica Life Insurance Company	Iowa	Commonwealth General Corporation, Sole Shareholder (100%)	Insurance

Transamerica Life (Bermuda) Ltd.	Bermuda	Transamerica Life Insurance Company, Sole Member (100%)	Long-term life insurer in Bermuda — - will primarily write fixed universal life and term insurance

Transamerica Pacific Re, Inc.	Vermont	Transamerica Life Insurance Company, Sole Shareholder (100%)	Captive insurance company

Transamerica Realty Investment Properties LLC	Delaware	Transamerica Life Insurance Company, Sole Member (100%)	Realty limited liability company

Transamerica Resources, Inc.	Maryland	Monumental General Administrators, Inc., Sole Shareholder (100%)	Provides education and information regarding retirement and economic issues.

Transamerica Retirement Advisors, LLC	Delaware	Transamerica Retirement Solutions, LLC, Sole Member (100%)	Investment advisor

Transamerica Retirement Insurance Agency, LLC	Delaware	Transamerica Retirement Solutions, LLC, Sole Member (100%)	Conduct business as an insurance agency.

Transamerica Retirement Solutions, LLC	Delaware	AUSA Holding, LLC, Sole Member (100%)	Retirement plan services.

Transamerica Stable Value Solutions Inc.	Delaware	Commonwealth General Corporation, Sole Shareholder (100%)	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Transamerica Travel and Conference Services, LLC	Iowa	Money Services, Inc., Sole Member (100%)	Travel and conference services

Transamerica Trust Company	Iowa	AUSA Holding, LLC, Sole Shareholder (100%)	Trust company

ITEM 29 LISTING

Transamerica Ventures Fund II, LLC	Delaware	AUSA Holding, LLC, Sole Member (100%)	Investments

ULI Funding, LLC	Iowa	AUSA Holding, LLC, Sole Member (100%)	Holding Company

United Financial Services, Inc.	Maryland	Transamerica Corporation, Sole Shareholder (100%)	General agency

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	World Financial Group Insurance Agency, LLC, Sole Shareholder (100%)	Insurance agency

WFG Properties Holdings, LLC	Georgia	World Financial Group, Inc., Sole Member (100%)	Marketing

WFG Securities Inc.	Canada	World Financial Group Holding Company of Canada, Inc., Sole Shareholder (100%)	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	Commonwealth General Corporation, Sole Shareholder (100%)	Holding company

World Financial Group, Inc.	Delaware	AEGON Asset Management Services, Inc., Sole Shareholder (100%)	Marketing

World Financial Group Insurance Agency of Canada Inc.	Ontario	World Financial Group Holding Company of Canada Inc., Sole Shareholder (100.00%)	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	World Financial Group Insurance Agency, LLC, Sole Shareholder (100.00%)	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	World Financial Group Insurance Agency, LLC, Sole Shareholder (100.00%)	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	World Financial Group Insurance Agency, LLC, Sole Shareholder (100.00%)	Insurance agency

World Financial Group Insurance Agency, LLC	Iowa	AUSA Holding, LLC, Sole Member (100%)	Insurance agency

Yarra Rapids, LLC	Delaware	Real Estate Alternatives Portfolio 4MR, LLC, Member (49%) New York Investment Trust, non-AEGON affiliate, Member (51%)	Real estate investments

Zahorik Company, Inc.	California	AUSA Holding, LLC, Sole Shareholder (100%)	Inactive

Zero Beta Fund, LLC	Delaware	Transamerica Financial Life Insurance Company (16.58%); Transamerica Life Insurance Company, Member (50.14%); Transamerica Life Insurance Company, Member (33.28%)	Aggregating vehicle formed to hold various fund investments.

Item 30. Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Variable Life Separate Account II, Retirement Builder Variable Annuity Account, Separate Account Fund B, Separate Account Fund C, Separate Account VA AA, Separate Account VA B, Separate Account VA BB, Separate Account VA CC, Separate Account VA DD, Separate Account VA FF, Separate Account VA HH, Separate Account VA Q, Separate Account VA U, Separate Account VA V, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account VL, Separate Account VL E, Separate Account VUL-A, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Variable Life Account A, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, and WRL Series Life Corporate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, ML of New York Variable Life Separate Account II, Separate Account VA BNY, Separate Account VA QNY, Separate Account VA-2LNY, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Separate Account B, TFLIC Separate Account C, TFLIC Separate Account VNY, TFLIC Pooled Account No. 44, TFLIC Series Annuity Account, TFLIC Series Life Account, and Transamerica Variable Funds. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust and Transamerica Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer
David Curry	(3)	Director, Chairman of the Board, Chief Executive Officer and President
Doug Hellerman	(3)	Chief Compliance Officer and Vice President
Timothy Ackerman	(3)	Director and Vice President
Mark Halloran	(3)	Director, President, Chief Executive Officer and Chairman of the Board
Jennifer Pearce	(3)	Vice President
Gregory E. Miller-Breetz	(1)	Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$32,442,102	$0	$0	$0

(1)	Fiscal Year 2023

Item 32. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 6400 C Street S.W., Cedar Rapids, Iowa 52499-0001.

Item 33. Management Services.

All management service policies, if any, are discussed in Part A or Part B.

Item 34. Undertakings

The Depositor hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and State of Colorado, on April 26, 2024.

SEPARATE ACCOUNT VA B
Registrant

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

Jamie Ohl *
Director, Chief Executive Officer,
Individual Solutions Division and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 26, 2024.

Signatures	Title

Director, Chief Executive Officer, Individual Solutions
*	Division and President (principal executive officer)
Jamie Ohl

Director, Chairman of the Board and President,
*	Financial Assets (principal accounting officer)
Bonnie T. Gerst

Director, Chief Operating Officer, Individual Solutions
*	Division
Christopher S. Fleming

Director, Assistant Secretary, General Counsel and
*	Senior Vice President
Andrew S. Williams

Chief Financial Officer, Executive Vice President and
*	Treasurer (principal financial officer)
Matt Keppler

*	Director, Senior Vice President and Chief Operating
Zachary Harris	Officer, Workplace Solutions Division

*	Director, Chief Strategy & Development Officer and
Chris Giovanni	Senior Vice President

/s/Brian Stallworth	Assistant Secretary
Brian Stallworth
*By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.